                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10183

                                   ----------

                           MET INVESTORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                            5 Park Plaza, Suite 1900
                            Irvine, California 92614
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
       Met Investors Series Trust                          1666 K Street, N.W.
       5 Park Plaza, Suite 1900                           Washington, D.C. 20006
       Irvine, California 92614

       Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 98.0%

AEROSPACE & DEFENSE -- 5.9%
Boeing Co. (The)                                             21,955 $ 1,952,019
General Dynamics Corp.                                       35,923   2,744,517
Spirit Aerosystems Holdings, Inc. *                          96,093   3,060,562
United Technologies Corp.                                    52,447   3,409,055
                                                                    -----------
                                                                     11,166,153
                                                                    -----------
BEVERAGES -- 0.8%
PepsiCo, Inc.                                                22,769   1,447,198
                                                                    -----------
BIOTECHNOLOGY -- 2.4%
Amgen, Inc. *                                                40,497   2,262,972
Gilead Sciences, Inc. *                                      28,871   2,208,632
                                                                    -----------
                                                                      4,471,604
                                                                    -----------
CHEMICALS -- 1.0%
Syngenta AG *                                                 9,724   1,858,460
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Global Payments, Inc.                                        43,117   1,468,565
                                                                    -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 3.6%
Cisco Systems, Inc. *                                       184,840   4,718,965
Research In Motion, Ltd. *                                   16,000   2,183,840
                                                                    -----------
                                                                      6,902,805
                                                                    -----------
COMPUTERS & PERIPHERALS -- 7.1%
Apple, Inc. *                                                64,650   6,006,632
Dell, Inc. *                                                 62,335   1,446,795
Hewlett-Packard Co.                                          85,108   3,416,235
MICROS Systems, Inc. *(a)                                    22,835   1,232,862
Seagate Technology                                           54,933   1,279,939
                                                                    -----------
                                                                     13,382,463
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 1.0%
McDermott International, Inc. *                              40,278   1,972,816
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.6%
ABB, Ltd.                                                    94,274   1,621,819
Acuity Brands, Inc.                                          20,373   1,109,106
Amphenol Corp. - Class A (a)                                 25,471   1,644,663
Cooper Industries, Ltd. - Class A                            42,065   1,892,504
Emerson Electric Co.                                         57,327   2,470,220
                                                                    -----------
                                                                      8,738,312
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 2.6%
Cameron International Corp. *                                37,551   2,357,827
National-Oilwell Varco, Inc. *                               33,034   2,569,715
                                                                    -----------
                                                                      4,927,542
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 6.7%
Goldman Sachs Group, Inc. (The)                              19,163   3,959,651
JPMorgan Chase & Co.                                         80,125   3,876,448
Merrill Lynch & Co., Inc.                                    36,364   2,969,848
UBS AG                                                       32,392   1,933,379
                                                                    -----------
                                                                     12,739,326
                                                                    -----------
FOOD & DRUG RETAILING -- 1.5%
Longs Drug Stores Corp. (a)                                  26,217   1,353,846
Safeway, Inc.                                                43,524   1,594,719
                                                                    -----------
                                                                      2,948,565
                                                                    -----------

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES    VALUE
--------------------                                         ------ -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
Zimmer Holdings, Inc. *(a)                                   15,531 $ 1,326,503
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 6.3%
Health Net, Inc. *                                           68,350   3,677,913
Manor Care, Inc. (a)                                         25,196   1,369,655
McKesson Corp.                                               33,375   1,953,773
UnitedHealth Group, Inc.                                     64,187   3,399,985
VCA Antech, Inc. *                                           43,888   1,593,573
                                                                    -----------
                                                                     11,994,899
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 1.9%
Burger King Holdings, Inc. (a)                               53,150   1,148,040
Darden Restaurants, Inc.                                     58,403   2,405,620
                                                                    -----------
                                                                      3,553,660
                                                                    -----------
HOUSEHOLD PRODUCTS -- 2.9%
Clorox Co.                                                   44,429   2,829,683
Colgate-Palmolive Co.                                        38,853   2,594,992
                                                                    -----------
                                                                      5,424,675
                                                                    -----------
INSURANCE -- 2.4%
American International Group, Inc.                           35,028   2,354,582
Assurant, Inc. (a)                                           40,675   2,181,400
                                                                    -----------
                                                                      4,535,982
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 2.6%
eBay, Inc. *                                                 91,020   3,017,313
Google, Inc. - Class A *                                      4,000   1,832,640
                                                                    -----------
                                                                      4,849,953
                                                                    -----------
IT CONSULTING & SERVICES -- 2.4%
Accenture, Ltd. - Class A                                    79,130   3,049,670
Fiserv, Inc. *                                               27,649   1,467,056
                                                                    -----------
                                                                      4,516,726
                                                                    -----------
MACHINERY -- 1.2%
Komatsu, Ltd.                                                49,000   1,021,549
Terex Corp. *                                                16,654   1,195,091
                                                                    -----------
                                                                      2,216,640
                                                                    -----------
MEDIA -- 3.5%
Grupo Televisa S.A. (ADR)                                    91,094   2,714,601
McGraw-Hill Cos., Inc. (The)                                 29,880   1,878,855
News Corp. - Class A                                         85,434   1,975,234
                                                                    -----------
                                                                      6,568,690
                                                                    -----------
METALS & MINING -- 2.2%
Precision Castparts Corp.                                    40,316   4,194,880
                                                                    -----------
OIL & GAS -- 2.4%
Occidental Petroleum Corp.                                   42,270   2,084,334
Valero Energy Corp.                                          37,883   2,443,074
                                                                    -----------
                                                                      4,527,408
                                                                    -----------
PHARMACEUTICALS -- 7.9%
Abbott Laboratories                                          39,114   2,182,561
Forest Laboratories, Inc. *                                  37,955   1,952,405
Merck & Co., Inc.                                            81,182   3,585,809
Pfizer, Inc.                                                 74,628   1,885,104
Roche Holdings AG                                            21,133   3,751,703
Shire Plc                                                    80,157   1,657,444
                                                                    -----------
                                                                     15,015,026
                                                                    -----------

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        SHARES /
SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ---------- ------------
RETAIL - MULTILINE -- 3.7%
Family Dollar Stores, Inc.                                117,252 $  3,473,004
J.C. Penney Co., Inc.                                      44,163    3,628,432
                                                                  ------------
                                                                     7,101,436
                                                                  ------------
RETAIL - SPECIALTY -- 6.5%
Aeropostale, Inc. *                                        43,908    1,766,419
Best Buy Co., Inc.                                         64,005    3,118,324
DSW, Inc. - Class A *(a)                                   26,711    1,127,471
Nordstrom, Inc.                                            40,967    2,168,793
OfficeMax, Inc. (a)                                        38,167    2,012,927
PetSmart, Inc.                                             67,428    2,222,427
                                                                  ------------
                                                                    12,416,361
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.7%
Microchip Technology, Inc. (a)                             55,226    1,962,180
Texas Instruments, Inc.                                   104,001    3,130,430
                                                                  ------------
                                                                     5,092,610
                                                                  ------------
SOFTWARE -- 4.1%
Adobe Systems, Inc. *                                      47,021    1,960,776
Electronic Arts, Inc. *                                    29,406    1,480,886
Microsoft Corp.                                            68,885    1,919,825
Sybase, Inc. *                                             46,295    1,170,337
VeriFone Holdings, Inc. *(a)                               32,574    1,196,443
                                                                  ------------
                                                                     7,728,267
                                                                  ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.4%
Amdocs, Ltd. *                                            126,849    4,627,452
                                                                  ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 2.6%
America Movil S.A. de C.V. (ADR)                           31,844    1,521,825
China Mobile (Hong Kong), Ltd.                            173,500    1,562,047
KDDI Corp.                                                    243    1,935,938
                                                                  ------------
                                                                     5,019,810
                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
Carter's, Inc. *(a)                                        65,567    1,661,468
Phillips-Van Heusen Corp.                                  24,610    1,447,068
                                                                  ------------
                                                                     3,108,536
                                                                  ------------
Total Common Stocks
  (Cost $162,868,942)                                              185,843,323
                                                                  ------------
SHORT-TERM INVESTMENT -- 2.1%
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/30/07 at 2.550% to be repurchased at
  $4,038,858 on 04/02/07 collateralized by $3,145,000
  U.S. Treasury Bond at 7.875% due 02/15/21 with a
  value of $4,119,950.
  (Cost -- $4,038,000)                                 $4,038,000    4,038,000
                                                                  ------------
TOTAL INVESTMENTS -- 100.1% (Cost $166,906,942#)                   189,881,323
                                                                  ------------
Other Assets and Liabilities (net) -- (0.1)%                          (217,581)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $189,663,742
                                                                  ============
--------
PORTFOLIO FOOTNOTES
*   Non-income producing security.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $12,642,059 and the collateral received consisted of cash in the amount of $12,924,693.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $25,052,716 and $2,078,335 respectively, resulting in a net unrealized appreciation of $22,974,381.
ADR - American Depositary Receipt

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 98.3%

ADVERTISING -- 0.8%
inVentiv Health, Inc. *                                     145,881 $ 5,585,783
                                                                    -----------
AEROSPACE & DEFENSE -- 2.2%
Aeroflex, Inc. *(a)                                         414,062   5,444,915
Armor Holdings, Inc. *(a)                                        86       5,790
DRS Technologies, Inc.                                          113       5,895
Innovative Solutions & Support, Inc. *(a)                       297       7,520
TransDigm Group, Inc. *(a)                                  147,982   5,383,585
United Industrial Corp. (a)                                  60,839   3,358,313
World Fuel Services Corp. (a)                                 1,079      49,915
                                                                    -----------
                                                                     14,255,933
                                                                    -----------
AIRLINES -- 0.0%
Continental Airlines, Inc.- Class B *(a)                        507      18,450
SkyWest, Inc. (a)                                               304       8,156
                                                                    -----------
                                                                         26,606
                                                                    -----------
AUTO COMPONENTS -- 0.0%
Wabtec Corp.                                                    294      10,140
                                                                    -----------
AUTOMOBILES -- 0.0%
Thor Industries, Inc. (a)                                       221       8,705
                                                                    -----------
BANKS -3.0%
Boston Private Financial Holdings, Inc. (a)                      60       1,675
Cascade Bancorp (a)                                              98       2,542
City Holding Co.                                                 53       2,144
Corus Bankshares, Inc. (a)                                      124       2,115
East West Bancorp, Inc. (a)                                  73,895   2,717,119
First Bancorp                                                   408       5,410
Frontier Financial Corp. (a)                                    139       3,468
Hanmi Financial Corp.                                           157       2,992
PrivateBancorp, Inc. (a)                                     88,784   3,245,943
Sandy Spring Bancorp, Inc.                                       71       2,460
SVB Financial Group *(a)                                    113,168   5,498,833
Texas Capital Bancshares, Inc. *(a)                         146,552   3,004,316
UCBH Holdings, Inc. (a)                                     186,775   3,477,751
Virginia Commerce Bancorp *(a)                               97,349   2,107,606
Westamerica Bancorporation (a)                                  228      10,983
Wilshire Bancorp, Inc. (a)                                      325       5,330
                                                                    -----------
                                                                     20,090,687
                                                                    -----------
BEVERAGES -- 0.0%
Hansen Natural Corp. *(a)                                        96       3,636
                                                                    -----------
BIOTECHNOLOGY -- 1.4%
deCODE genetics, Inc. *(a)                                      280       1,022
Digene Corp. *(a)                                               165       6,998
LifeCell Corp. *(a)                                             410      10,238
Millipore Corp. *(a)                                         56,924   4,125,282
Myriad Genetics, Inc. *(a)                                  138,453   4,771,090
OraSure Technologies, Inc. *(a)                                 258       1,896
PRA International *(a)                                          336       7,244
Progenics Pharmaceuticals, Inc. *(a)                            159       3,765
Tanox, Inc. *(a)                                                379       7,110
Techne Corp. *                                                   87       4,968
ViaCell, Inc. *(a)                                              432       2,355
                                                                    -----------
                                                                      8,941,968
                                                                    -----------
BUILDING MATERIALS -- 0.0%
Beacon Roofing Supply, Inc. *(a)                                360       5,825
                                                                    -----------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
BUILDING PRODUCTS -- 0.0%
Drew Industries, Inc. *                                         232 $     6,654
Lennox International, Inc. (a)                                  279       9,960
Simpson Manufacturing Co., Inc. (a)                              72       2,221
                                                                    -----------
                                                                         18,835
                                                                    -----------
CHEMICALS -- 0.0%
Westlake Chemical Corp. (a)                                      31         842
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 6.1%
Advisory Board Co. *(a)                                      59,113   2,992,300
aQuantive, Inc. *(a)                                        215,442   6,012,986
Barrett Business Services, Inc.                                 308       7,099
Bright Horizons Family Solutions, Inc. *(a)                      98       3,700
Cogent, Inc. *(a)                                           193,104   2,597,249
CoStar Group, Inc. *(a)                                     112,052   5,006,483
CSG Systems International, Inc. *(a)                            156       3,903
eFunds Corp. *(a)                                               312       8,318
FTI Consulting, Inc. *(a)                                       167       5,610
Gevity HR, Inc. (a)                                             118       2,329
Global Payments, Inc. (a)                                    79,990   2,724,459
Heartland Payment Systems, Inc. (a)                             308       7,281
Heidrick & Struggles International, Inc. *                       23       1,114
Huron Consulting Group, Inc. *                                  706      42,953
Kenexa Corp. *(a)                                               319       9,931
Kforce, Inc. *(a)                                               491       6,761
Korn/Ferry International *(a)                               274,210   6,290,377
Labor Ready, Inc. *                                             477       9,058
LECG Corp. *                                                    249       3,606
Liquidity Services, Inc. *(a)                                   208       3,524
Live Nation, Inc. *(a)                                      199,205   4,394,462
Mobile Mini, Inc. *(a)                                          130       3,481
MoneyGram International, Inc.                                   144       3,997
MPS Group, Inc. *                                           334,478   4,732,864
Navarre Corp. *(a)                                              156         585
Navigant Consulting, Inc. *(a)                                  391       7,726
On Assignment, Inc. *(a)                                        550       6,826
Providence Service Corp. *(a)                                   128       3,036
Resources Connection, Inc. *(a)                                 317      10,141
Sotheby's (a)                                                   885      39,365
Tetra Tech, Inc. *(a)                                       277,399   5,287,225
Traffic.com, Inc.                                               294       2,217
                                                                    -----------
                                                                     40,230,966
                                                                    -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.6%
Arris Group, Inc. *(a)                                        1,497      21,078
CommScope, Inc. *(a)                                            312      13,385
Comtech Telecommunications Corp. *(a)                            56       2,169
DSP Group, Inc. *                                               258       4,902
Nice Systems, Ltd. (ADR) *(a)                               173,868   5,914,989
Polycom, Inc. *(a)                                          146,203   4,872,946
                                                                    -----------
                                                                     10,829,469
                                                                    -----------
COMPUTERS & PERIPHERALS -- 0.0%
Mercury Computer Systems, Inc. *(a)                             144       1,997
Palm, Inc. *(a)                                                 347       6,291
                                                                    -----------
                                                                          8,288
                                                                    -----------
CONSTRUCTION MATERIALS -- 0.8%
Eagle Materials, Inc. (a)                                   122,359   5,460,882
Perini Corp. *(a)                                               163       6,008
Walter Industries, Inc. (a)                                      98       2,426
                                                                    -----------
                                                                      5,469,316
                                                                    -----------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
CONTAINERS & PACKAGING -- 0.0%
Silgan Holdings, Inc. (a)                                       133 $     6,798
                                                                    -----------
ELECTRIC UTILITIES -- 1.3%
ITC Holdings Corp. (a)                                       84,011   3,636,836
Pike Electric Corp. *(a)                                    290,980   5,260,919
                                                                    -----------
                                                                      8,897,755
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.8%
Paxar Corp. *                                                   148       4,248
Regal-Beloit Corp. (a)                                      114,604   5,315,333
                                                                    -----------
                                                                      5,319,581
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.6%
Acuity Brands, Inc. (a)                                      63,631   3,464,072
Anixter International, Inc. *(a)                                146       9,627
Coherent, Inc. *(a)                                         162,882   5,169,875
General Cable Corp. *(a)                                    174,106   9,302,484
Greatbatch, Inc. *(a)                                           249       6,349
Hittite Microwave Corp. *(a)                                    132       5,302
Intevac, Inc. *(a)                                              478      12,605
Itron, Inc. *(a)                                                133       8,650
Optimal Group, Inc. *(a)                                        986       8,272
Orbotech, Ltd. *                                            124,508   2,742,911
Plexus Corp. *                                                   73       1,252
ScanSource, Inc. *(a)                                            96       2,577
ThermoGenesis Corp. *(a)                                        737       2,683
Thomas & Betts Corp. *                                      129,493   6,321,848
Trimble Navigation, Ltd. *                                  178,762   4,797,972
WESCO International, Inc. *(a)                               80,951   5,082,104
                                                                    -----------
                                                                     36,938,583
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 3.3%
Actuant Corp. - Class A (a)                                  88,123   4,477,530
Dril-Quip, Inc. *(a)                                        118,324   5,121,063
FMC Technologies, Inc. *(a)                                 110,707   7,722,920
Global Industries, Ltd. *(a)                                    314       5,743
Input/Output, Inc. *(a)                                     307,781   4,241,222
Key Energy Services, Inc. *                                     475       7,766
Oil States International, Inc. *(a)                             216       6,931
TETRA Technologies, Inc. *(a)                                   498      12,306
                                                                    -----------
                                                                     21,595,481
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 2.9%
Advanta Corp. - Class B                                         144       6,313
Bankrate, Inc. *(a)                                             335      11,805
Euronet Worldwide, Inc. *(a)                                204,833   5,501,814
First Cash Financial Services, Inc. *                           113       2,518
Gladstone Capital Corp. (a)                                     125       2,960
Greenhill & Co., Inc. (a)                                    82,155   5,043,496
IntercontinentalExchange, Inc. *                                 34       4,155
International Securities Exchange, Inc. (a)                     710      34,648
Jackson Hewitt Tax Service, Inc. (a)                        117,640   3,785,655
National Financial Partners Corp. (a)                       108,730   5,100,524
optionsXpress Holdings, Inc. (a)                                793      18,667
Portfolio Recovery Associates, Inc. *(a)                         70       3,126
                                                                    -----------
                                                                     19,515,681
                                                                    -----------
FINANCIAL SERVICES -- 1.1%
Accredited Home Lenders Holding Co. *(a)                         51         473
Affiliated Managers Group, Inc. *(a)                         66,333   7,187,181
Calamos Asset Management, Inc. - Class A (a)                    345       7,700
CompuCredit Corp. *(a)                                           87       2,716
                                                                    -----------
                                                                      7,198,070
                                                                    -----------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
FOOD & DRUG RETAILING -- 2.6%
Longs Drug Stores Corp. (a)                                 119,202 $ 6,155,591
Performance Food Group Co. *(a)                             171,086   5,281,425
Ralcorp Holdings, Inc. *(a)                                  90,859   5,842,234
                                                                    -----------
                                                                     17,279,250
                                                                    -----------
FOOD PRODUCTS -- 0.0%
TreeHouse Foods, Inc. *                                         237       7,221
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.1%
Accuray, Inc. *                                              31,711     705,253
Advanced Medical Optics, Inc. *(a)                               72       2,678
American Medical Systems Holdings, Inc. *(a)                297,072   6,289,014
ArthroCare Corp. *(a)                                            73       2,631
Dexcom, Inc. *(a)                                               189       1,486
ev3, Inc. *(a)                                                  219       4,314
Foxhollow Technologies, Inc. *(a)                               269       5,619
Gen-Probe, Inc. *(a)                                         98,263   4,626,222
Haemonetics Corp. *                                             422      19,729
Home Diagnostics, Inc. *                                    170,305   1,839,294
I-Flow Corp. *(a)                                               767      11,306
Integra LifeSciences Holdings *(a)                          130,331   5,940,487
Intuitive Surgical, Inc. *(a)                                   136      16,534
Kyphon, Inc. *(a)                                            95,052   4,290,647
LCA-Vision, Inc. (a)                                            117       4,819
Mentor Corp. (a)                                            100,196   4,609,016
NuVasive, Inc. *(a)                                         253,944   6,031,170
Palomar Medical Technologies, Inc. *(a)                      25,173   1,005,661
STERIS Corp. (a)                                                 85       2,258
Thoratec Corp. *(a)                                             487      10,178
Ventana Medical Systems, Inc. *                                  98       4,106
Wright Medical Group, Inc. *(a)                             218,967   4,880,774
                                                                    -----------
                                                                     40,303,196
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 5.3%
Amedisys, Inc. *(a)                                              33       1,081
America Service Group, Inc. *(a)                                381       6,351
Bio-Reference Laboratories, Inc. *(a)                           123       3,124
Centene Corp. *(a)                                            1,025      21,515
Cerner Corp. *(a)                                               220      11,979
Dialysis Corp. of America *                                      12         152
Genesis HealthCare Corp. *                                  112,251   7,084,161
Hythiam, Inc. *(a)                                            1,929      13,117
LHC Group, Inc. *(a)                                            573      18,582
LifePoint Hospitals, Inc. *                                 145,013   5,542,397
Magellan Health Services, Inc. *                            103,282   4,337,844
Matria Healthcare, Inc. *(a)                                    149       3,928
Odyssey Healthcare, Inc. *(a)                                   351       4,609
Omnicell, Inc. *                                              2,247      47,007
PAREXEL International Corp. *(a)                            158,897   5,715,525
Pediatrix Medical Group, Inc. *(a)                          101,207   5,774,871
PSS World Medical, Inc. *(a)                                  1,495      31,604
Radiation Therapy Services, Inc. *(a)                           941      28,832
Sierra Health Services, Inc. *                                  137       5,640
United Surgical Partners International, Inc. *(a)               698      21,505
VCA Antech, Inc. *(a)                                       182,644   6,631,804
WellCare Health Plans, Inc. *(a)                                310      26,428
                                                                    -----------
                                                                     35,332,056
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 3.9%
Ambassadors Group, Inc. (a)                                     258       8,576
Applebee's International, Inc. (a)                          176,296   4,368,615
Bluegreen Corp. *(a)                                            315       3,556
California Pizza Kitchen, Inc. *(a)                             221       7,269
Century Casinos, Inc. *(a)                                    1,619      13,357

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Choice Hotels International, Inc. (a)                       105,386 $ 3,733,826
Four Seasons Hotels, Inc.                                       305      24,491
IHOP Corp. (a)                                                  119       6,979
Jack in the Box, Inc. *                                     106,327   7,350,386
Multimedia Games, Inc. *(a)                                     505       6,009
National CineMedia, Inc. *                                   28,583     763,166
Orient-Express Hotels, Ltd. (a)                                 450      26,919
P.F. Chang's China Bistro, Inc. *(a)                        117,903   4,937,778
Papa John's International, Inc. *(a)                            256       7,526
RARE Hospitality International, Inc. *                      159,247   4,791,742
Speedway Motorsports, Inc. (a)                                   78       3,023
WMS Industries, Inc. *(a)                                       415      16,285
                                                                    -----------
                                                                     26,069,503
                                                                    -----------
HOUSEHOLD DURABLES -- 1.1%
Champion Enterprises, Inc. *(a)                                 676       5,949
Ethan Allen Interiors, Inc. (a)                                 132       4,665
Interface, Inc. - Class A *                                  61,953     990,628
Knoll, Inc.                                                     322       7,673
Matthews International Corp. - Class A                           41       1,669
Select Comfort Corp. *(a)                                       456       8,117
Stanley Furniture Co., Inc.                                      86       1,789
Tempur-Pedic International, Inc. (a)                        241,842   6,285,474
WCI Communities, Inc. *(a)                                      119       2,539
                                                                    -----------
                                                                      7,308,503
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.1%
Church & Dwight, Inc. (a)                                   142,498   7,174,774
Jarden Corp. *                                                1,129      43,241
                                                                    -----------
                                                                      7,218,015
                                                                    -----------
INDUSTRIAL CONGLOMERATES -- 0.7%
Ceradyne, Inc. *(a)                                          87,764   4,804,202
Mueller Water Products, Inc. (a)                                162       2,168
                                                                    -----------
                                                                      4,806,370
                                                                    -----------
INSURANCE -- 1.5%
HCC Insurance Holdings, Inc. (a)                            166,882   5,139,966
HealthExtras, Inc. *(a)                                         463      13,325
ProAssurance Corp. *(a)                                      98,337   5,029,938
Selective Insurance Group, Inc. (a)                             188       4,786
U.S.I. Holdings Corp. *                                         244       4,111
                                                                    -----------
                                                                     10,192,126
                                                                    -----------
INTERNET & CATALOG RETAIL -- 0.0%
Baby Universe, Inc. *(a)                                         16         128
Blue Nile, Inc. *(a)                                            265      10,775
GSI Commerce, Inc. *                                            614      13,870
Insight Enterprises, Inc. *(a)                                  410       7,372
ValueVision Media, Inc *(a)                                   2,192      27,093
                                                                    -----------
                                                                         59,238
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 4.0%
Acxiom Corp. (a)                                                422       9,027
Avocent Corp. *(a)                                              256       6,904
CNET Networks, Inc. *(a)                                        644       5,609
DealerTrack Holdings, Inc. *(a)                             136,825   4,203,264
Equinix, Inc. *(a)                                              523      44,785
F5 Networks, Inc. *(a)                                       89,086   5,940,254
Infocrossing, Inc. *(a)                                       2,329      34,632
j2 Global Communications, Inc. *(a)                             158       4,380
John H. Harland Co. (a)                                          65       3,330
LivePerson, Inc. *                                            3,134      24,696
NETGEAR, Inc. *(a)                                          263,647   7,521,849
Shutterfly, Inc. *(a)                                       150,976   2,421,655

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
United Online, Inc. (a)                                         229 $     3,213
ValueClick, Inc. *(a)                                       231,237   6,042,223
Vocus, Inc. *(a)                                                180       3,623
                                                                    -----------
                                                                     26,269,444
                                                                    -----------
IT CONSULTING & SERVICES -- 0.0%
Covansys Corp. *                                                279       6,886
MarketAxess Holdings, Inc. *(a)                                 797      13,342
Perot Systems Corp. - Class A *(a)                              215       3,842
Workstream, Inc. *                                            3,016       3,951
                                                                    -----------
                                                                         28,021
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
Marvel Entertainment, Inc. *(a)                             181,682   5,041,675
Oakley, Inc. (a)                                                292       5,881
Polaris Industries, Inc. (a)                                    206       9,884
                                                                    -----------
                                                                      5,057,440
                                                                    -----------
MACHINERY -- 0.9%
American Railcar Industries, Inc.                               505      15,054
Applied Industrial Technologies, Inc. (a)                       247       6,061
Bucyrus International, Inc. - Class A (a)                   110,712   5,701,668
Joy Global, Inc.                                                 52       2,231
Manitowoc Co., Inc. (The)                                       290      18,424
Terex Corp. *                                                   130       9,329
                                                                    -----------
                                                                      5,752,767
                                                                    -----------
MEDIA -- 0.0%
Catalina Marketing Corp. (a)                                    274       8,653
Genius Products, Inc. *                                       6,831      20,015
Harris Interactive, Inc. *(a)                                   977       5,891
Lions Gate Entertainment Corp. *(a)                           3,121      35,642
NetFlix, Inc. *(a)                                              294       6,818
Playboy Enterprises, Inc. - Class B *(a)                        369       3,797
Sonic Solutions, Inc. *(a)                                      802      11,308
                                                                    -----------
                                                                         92,124
                                                                    -----------
METALS & MINING -- 1.1%
Allegheny Technologies, Inc. (a)                                222      23,685
Birch Mountain Resources, Ltd. *(a)                             755       2,257
Carpenter Technology Corp. (a)                               59,412   7,174,593
Century Aluminum Co. *(a)                                       131       6,141
Cleveland-Cliffs, Inc. (a)                                       60       3,841
Quanex Corp. (a)                                                 40       1,694
Reliance Steel & Aluminum Co. (a)                               284      13,746
                                                                    -----------
                                                                      7,225,957
                                                                    -----------
OIL & GAS -- 4.9%
Basic Energy Services, Inc. *(a)                                183       4,264
Bill Barrett Corp. *(a)                                     146,555   4,749,847
Callon Petroleum Co. *(a)                                       275       3,732
Carrizo Oil & Gas, Inc. *(a)                                    192       6,712
Clayton Williams Energy, Inc. *(a)                              156       4,426
Core Laboratories N.V. *                                     64,294   5,389,766
Edge Petroleum Corp. *(a)                                       131       1,640
Frontier Oil Corp. (a)                                          350      11,424
Gasco Energy, Inc. *(a)                                         781       1,906
Helix Energy Solutions Group, Inc. *(a)                         441      16,445
Helmerich & Payne, Inc.                                         164       4,976
Holly Corp.                                                     100       5,930
Hydril *                                                     62,744   6,038,483
Parker Drilling Co. *                                           803       7,540
Petrohawk Energy Corp. *(a)                                     570       7,507
Pioneer Drilling Co. *(a)                                       343       4,353
Range Resources Corp. (a)                                   185,324   6,189,822

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
St. Mary Land & Exploration Co.                                 589 $    21,604
Unit Corp. *                                                117,897   5,964,409
W&T Offshore, Inc. (a)                                          154       4,455
W-H Energy Services, Inc. *                                     210       9,815
Whiting Petroleum Corp. *(a)                                104,894   4,133,872
                                                                    -----------
                                                                     32,582,928
                                                                    -----------
PERSONAL PRODUCTS -- 0.0%
NBTY, Inc. *(a)                                                 273      14,480
Parlux Fragrances, Inc. *(a)                                    318       1,774
                                                                    -----------
                                                                         16,254
                                                                    -----------
PHARMACEUTICALS -- 4.7%
Adams Respiratory Therapeutics, Inc. *(a)                       149       5,011
Adolor Corp. *(a)                                               584       5,110
Alkermes, Inc. *(a)                                         209,309   3,231,731
Alpharma, Inc. - Class A (a)                                    303       7,296
Amylin Pharmaceuticals, Inc. *(a)                               240       8,966
BioMarin Pharmaceutical, Inc. *(a)                          192,424   3,321,238
Coley Pharmaceutical Group, Inc. *(a)                            78         747
Cubist Pharmaceuticals, Inc. *(a)                             1,196      26,396
Familymeds Group, Inc. *                                        539       1,385
Human Genome Sciences, Inc. *(a)                            237,274   2,519,850
Idenix Pharmaceuticals, Inc. *(a)                               421       3,073
Medicines Co. (The) *(a)                                    183,169   4,593,879
Medicis Pharmaceutical Corp. - Class A (a)                  146,008   4,499,967
MGI Pharma, Inc. *(a)                                         2,055      46,176
MWI Veterinary Supply, Inc. *                                   251       8,283
Nektar Therapeutics *(a)                                    183,623   2,398,116
Neurocrine Biosciences, Inc. *(a)                               337       4,213
New River Pharmaceuticals, Inc. *(a)                            274      17,435
Pharmion Corp. *(a)                                             294       7,729
Salix Pharmaceuticals, Ltd. *(a)                                303       3,818
Santarus, Inc. *(a)                                         277,865   1,956,170
Sciele Pharma, Inc. *(a)                                    204,368   4,839,434
United Therapeutics Corp. *                                  73,445   3,949,872
                                                                    -----------
                                                                     31,455,895
                                                                    -----------
REAL ESTATE -- 0.7%
BioMed Realty Trust, Inc. (REIT) (a)                        163,947   4,311,806
Corrections Corporation of America *(a)                         456      24,082
Digital Realty Trust, Inc. (REIT) (a)                           279      11,132
Jones Lang LaSalle, Inc.                                        226      23,567
RAIT Investment Trust (REIT) (a)                                165       4,610
Sovran Self Storage, Inc. (REIT)                                 95       5,264
                                                                    -----------
                                                                      4,380,461
                                                                    -----------
RETAIL - SPECIALTY -- 4.7%
Aaron Rents, Inc. (a)                                           255       6,742
America's Car-Mart, Inc. *(a)                                   152       2,031
Bebe Stores, Inc. (a)                                       215,054   3,737,639
Children's Place Retail Stores, Inc. *(a)                    78,045   4,351,789
Christopher & Banks Corp.                                       422       8,216
Dick's Sporting Goods, Inc. *(a)                             99,678   5,807,240
DSW, Inc. - Class A *(a)                                    134,256   5,666,946
Gymboree Corp. (The) *                                          212       8,495
HOT Topic, Inc. *(a)                                        488,160   5,418,576
Pacific Sunwear of California, Inc. *                           391       8,145
Rush Enterprises, Inc. - Class A *(a)                            73       1,402
Stage Stores, Inc.                                              395       9,196
Talbots, Inc. (The) (a)                                          84       1,984
Tween Brands, Inc. *                                            263       9,394
Zumiez, Inc. *(a)                                           155,883   6,254,026
                                                                    -----------
                                                                     31,291,821
                                                                    -----------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
ROAD & RAIL -- 0.0%
Genesee & Wyoming, Inc. - Class A *(a)                          223 $     5,934
Landstar System, Inc.                                            69       3,163
Pacer International, Inc. (a)                                   619      16,676
Sirva, Inc. *(a)                                                556       1,985
                                                                    -----------
                                                                         27,758
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 8.3%
Cirrus Logic, Inc. *(a)                                     612,210   4,689,529
Cymer, Inc. *                                                   243      10,097
Diodes, Inc. *(a)                                               238       8,294
Emulex Corp. *(a)                                           312,413   5,714,034
FormFactor, Inc. *(a)                                       105,584   4,724,884
Kulicke & Soffa Industries, Inc. *                              324       2,997
Microsemi Corp. *(a)                                        286,582   5,963,771
MIPS Technologies, Inc. *                                       505       4,510
OmniVision Technologies, Inc. *(a)                              347       4,497
ON Semiconductor Corp. *(a)                                   1,048       9,348
Power Integrations, Inc. *(a)                               201,941   4,573,964
Silicon Laboratories, Inc. *                                149,845   4,483,362
SiRF Technology Holdings, Inc. *(a)                         136,698   3,794,736
Supertex, Inc. *(a)                                              87       2,889
Tessera Technologies, Inc. *(a)                             172,723   6,864,012
Varian Semiconductor Equipment Associates, Inc. *(a)        129,926   6,935,450
Varian, Inc. *(a)                                           128,007   7,457,688
                                                                    -----------
                                                                     55,244,062
                                                                    -----------
SOFTWARE -- 8.5%
American Reprographics Co. *(a)                                 521      16,042
ANSYS, Inc. *(a)                                            112,344   5,703,705
Blackbaud, Inc. (a)                                             511      12,479
Blackboard, Inc. *(a)                                       204,608   6,880,967
Dendrite International, Inc. *(a)                               352       5,512
Eclipsys Corp. *(a)                                         262,933   5,066,719
Emageon, Inc. *(a)                                              233       2,563
EPIQ Systems, Inc. *(a)                                         312       6,359
Informatica Corp. *(a)                                      479,425   6,438,678
Intervoice, Inc. *(a)                                           242       1,607
Kronos, Inc. *(a)                                           122,368   6,546,688
Lawson Software, Inc. *(a)                                  682,495   5,521,384
MapInfo Corp. *                                                 391       7,871
Mentor Graphics Corp. *(a)                                      419       6,846
MICROS Systems, Inc. *                                      115,163   6,217,650
MicroStrategy, Inc. - Class A *(a)                           56,294   7,114,999
Parametric Technology Corp. *(a)                                632      12,065
Progress Software Corp. *(a)                                    346      10,795
Quest Software, Inc. *                                        1,009      16,416
Secure Computing Corp. *(a)                                     304       2,341
TALX Corp. (a)                                                1,364      45,189
THQ, Inc. *(a)                                              191,617   6,551,385
Transaction Systems Architects, Inc. - Class A *                243       7,871
Ultimate Software Group, Inc. *(a)                            1,646      43,109
                                                                    -----------
                                                                     56,239,240
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
ADTRAN, Inc.                                                    278       6,770
Golden Telecom, Inc.                                             98       5,427
Premiere Global Services, Inc. *(a)                             378       4,241
Tekelec *(a)                                                    234       3,489
                                                                    -----------
                                                                         19,927
                                                                    -----------
TELECOMMUNICATION SERVICES - WIRELESS -- 2.7%
Dobson Communications Corp. - Class A *(a)                  550,459   4,728,443
NeuStar, Inc. - Class A *(a)                                164,523   4,679,034
SBA Communications Corp. *(a)                               274,726   8,118,153

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                      SHARES /
SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                                 ----------- -------------
Syniverse Holdings, Inc. *(a)                                141 $       1,486
                                                                 -------------
                                                                    17,527,116
                                                                 -------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
Carter's, Inc. *(a)                                        1,002        25,390
CROCS, Inc. *(a)                                             139         6,568
Deckers Outdoor Corp. *                                      144        10,227
Oxford Industries, Inc. (a)                                   88         4,351
Phillips-Van Heusen Corp.                                    155         9,114
Quiksilver, Inc. *(a)                                      1,683        19,523
Volcom, Inc. *(a)                                            566        19,448
Warnaco Group, Inc. (The) *                              187,775     5,332,810
                                                                 -------------
                                                                     5,427,431
                                                                 -------------
TRANSPORTATION -- 3.0%
American Commercial Lines, Inc. *(a)                     164,837     5,184,124
Forward Air Corp. (a)                                    138,501     4,553,913
Hub Group, Inc. - Class A *                              156,562     4,538,732
Knight Transportation, Inc. (a)                              226         4,027
Old Dominion Freight Line, Inc. *                            213         6,137
Swift Transportation Co., Inc. *(a)                      169,536     5,282,742
TAL International Group, Inc.                                507        12,168
                                                                 -------------
                                                                    19,581,843
                                                                 -------------
Total Common Stocks (Cost $540,268,303)                            651,754,915

INVESTMENT COMPANY SECURITIES -- 0.0%
iShares Russell 2000 Growth Index Fund                       623        49,877
iShares Russell 2000 Index Fund (a)                          653        51,920
                                                                 -------------
Total Investment Company Securities
(Cost $100,796)                                                        101,797
                                                                 -------------
SHORT-TERM INVESTMENT -- 1.8%
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/30/07 at 5.000% to be repurchased at
  $12,115,046 on 04/02/07 collateralized by
  $12,505,000 FHLB at 4.375% due 09/17/10 with a
  value of $12,356,716.
  (Cost -- $12,110,000)                              $12,110,000    12,110,000
                                                                 -------------
TOTAL INVESTMENTS -- 100.1% (Cost $552,479,099#)                   663,966,712
                                                                 -------------
Other Assets and Liabilities (net) -- (0.1)%                          (628,441)
                                                                 -------------
TOTAL NET ASSETS -- 100.0%                                       $ 663,338,271
                                                                 =============
--------
PORTFOLIO FOOTNOTES
*   Non-income producing security.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $165,965,394 and the collateral received consisted of cash in the amount of $170,131,326 and securities in the amount of $5,375.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $124,737,220 and $13,249,607 respectively, resulting in a net unrealized appreciation of $111,487,613.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 100.1%

AEROSPACE & DEFENSE -- 3.9%
Boeing Co. (The)                                             44,591 $ 3,964,586
General Dynamics Corp.                                       28,616   2,186,262
Honeywell International, Inc.                                43,566   2,006,650
Lockheed Martin Corp.                                        28,163   2,732,374
Northrop Grumman Corp.                                       36,648   2,720,015
Raytheon Co.                                                 23,172   1,215,603
United Technologies Corp.                                    52,581   3,417,765
                                                                    -----------
                                                                     18,243,255
                                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.9%
FedEx Corp.                                                  18,800   2,019,684
Ryder System, Inc.                                           24,900   1,228,566
United Parcel Service, Inc. - Class B                        12,110     848,911
                                                                    -----------
                                                                      4,097,161
                                                                    -----------
BANKS -- 4.6%
Bank of America Corp.                                       155,232   7,919,937
Bank of New York Co., Inc.                                   39,525   1,602,739
Credicorp, Ltd. (a)                                           7,500     365,475
Deutsche Bank AG                                                560      75,342
Northern Trust Corp.                                         49,200   2,958,888
U.S. Bancorp                                                 29,079   1,016,892
Wachovia Corp.                                               57,423   3,161,136
Wells Fargo & Co.                                           133,604   4,599,986
                                                                    -----------
                                                                     21,700,395
                                                                    -----------
BEVERAGES -- 1.8%
Anheuser-Busch Cos., Inc.                                    32,300   1,629,858
Coca-Cola Co.                                                32,000   1,536,000
Molson Coors Brewing Co. - Class B (a)                       35,885   3,395,439
PepsiCo, Inc.                                                28,092   1,785,527
                                                                    -----------
                                                                      8,346,824
                                                                    -----------
BIOTECHNOLOGY -- 1.0%
Amgen, Inc. *                                                62,941   3,517,143
Gilead Sciences, Inc. *                                       7,613     582,395
Invitrogen Corp. *(a)                                        12,900     821,085
                                                                    -----------
                                                                      4,920,623
                                                                    -----------
CHEMICALS -- 1.8%
Dow Chemical Co. (The)                                       58,017   2,660,660
E.I. du Pont de Nemours & Co.                                48,996   2,421,872
Lubrizol Corp.                                               36,600   1,885,844
Methanex Corp.                                               64,200   1,433,586
Nalco Holding Co. *                                          13,900     332,210
                                                                    -----------
                                                                      8,734,172
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
Allied Waste Industries, Inc. *                             167,800   2,112,602
Brink's Co. (The)                                            34,300   2,176,335
Manpower, Inc.                                               55,975   4,129,276
                                                                    -----------
                                                                      8,418,213
                                                                    -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 3.0%
Avaya, Inc. *                                               139,250   1,644,543
Cisco Systems, Inc. *                                       218,124   5,568,706
Harris Corp.                                                 96,770   4,930,431
Motorola, Inc.                                               42,105     743,995

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
QUALCOMM, Inc.                                               27,352 $ 1,166,836
                                                                    -----------
                                                                     14,054,511
                                                                    -----------
COMPUTERS & PERIPHERALS -- 4.4%
Apple, Inc. *                                                15,062   1,399,410
Dell, Inc. *                                                 41,204     956,345
EMC Corp. *                                                 111,309   1,541,630
Hewlett-Packard Co.                                         146,246   5,870,314
International Business Machines Corp.                        82,443   7,771,077
Seagate Technology                                           42,150     982,095
Sun Microsystems, Inc. *                                     41,300     248,494
Western Digital Corp. *                                     110,300   1,854,143
                                                                    -----------
                                                                     20,623,508
                                                                    -----------
CONTAINERS & PACKAGING -- 0.6%
Pactiv Corp. *                                               87,100   2,938,754
                                                                    -----------
ELECTRIC UTILITIES -- 2.3%
Exelon Corp.                                                 11,160     766,804
FirstEnergy Corp.                                            78,600   5,206,464
PG&E Corp.                                                   38,900   1,877,703
Southern Co. (a)                                             12,340     452,261
TXU Corp.                                                     7,891     505,813
Xcel Energy, Inc.                                            91,600   2,261,604
                                                                    -----------
                                                                     11,070,649
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.4%
Emerson Electric Co.                                         42,100   1,814,089
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
Acuity Brands, Inc.                                          15,400     838,376
Molex, Inc. (a)                                              26,800     755,760
Solectron Corp. *                                           147,600     464,940
Vishay Intertechnology, Inc. *                              115,200   1,610,496
WESCO International, Inc. *                                  24,700   1,550,666
                                                                    -----------
                                                                      5,220,238
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 0.3%
Schlumberger, Ltd.                                           20,486   1,415,583
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 9.2%
American Express Co.                                         19,800   1,116,720
Ameriprise Financial, Inc.                                   14,300     817,102
Citigroup, Inc.                                             258,785  13,286,022
Fannie Mae                                                   16,134     880,594
First Marblehead Corp. (The) (a)                             17,550     787,819
Freddie Mac                                                   9,519     566,285
Goldman Sachs Group, Inc. (The)                              17,931   3,705,083
JPMorgan Chase & Co.                                        185,941   8,995,826
Lehman Brothers Holdings, Inc.                               27,532   1,929,167
Merrill Lynch & Co., Inc.                                    35,262   2,879,848
Morgan Stanley                                               19,412   1,528,889
Prudential Financial, Inc.                                   24,836   2,241,697
Raymond James Financial, Inc.                               134,100   3,990,816
Washington Mutual, Inc. (a)                                  15,900     642,042
                                                                    -----------
                                                                     43,367,910
                                                                    -----------
FOOD & DRUG RETAILING -- 0.2%
Safeway, Inc.                                                26,960     987,814
                                                                    -----------
FOOD PRODUCTS -- 0.5%
Archer-Daniels-Midland Co.                                   60,400   2,216,680
                                                                    -----------
FOOD RETAILERS -- 0.5%
Kroger Co. (The)                                             79,500   2,245,875
                                                                    -----------

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
GAS UTILITIES -- 0.8%
MDU Resources Group, Inc.                                    58,710 $ 1,687,325
Nicor, Inc. (a)                                              46,800   2,266,056
                                                                    -----------
                                                                      3,953,381
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Applera Corp.                                                97,900   2,894,903
Johnson & Johnson                                            50,304   3,031,319
Kinetic Concepts, Inc. *                                     14,300     724,152
Medtronic, Inc.                                              19,600     961,576
                                                                    -----------
                                                                      7,611,950
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.5%
Aetna, Inc.                                                  55,688   2,438,578
Cardinal Health, Inc.                                         7,281     531,149
Humana, Inc. *                                               46,206   2,680,872
McKesson Corp.                                               66,600   3,898,764
UnitedHealth Group, Inc.                                     85,135   4,509,601
WellPoint, Inc. *                                            34,043   2,760,887
                                                                    -----------
                                                                     16,819,851
                                                                    -----------
HOMEBUILDERS -- 0.3%
NVR, Inc. *(a)                                                2,300   1,529,500
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
Carnival Corp.                                               32,300   1,513,578
Darden Restaurants, Inc.                                     78,921   3,250,756
Hilton Hotels Corp.                                          21,400     769,544
McDonald's Corp.                                             38,258   1,723,523
                                                                    -----------
                                                                      7,257,401
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.3%
Procter & Gamble Co. (The)                                  101,132   6,387,497
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 2.1%
3M Co.                                                       12,161     929,465
General Electric Co.                                        225,814   7,984,783
Tyco International, Ltd.                                     39,829   1,256,605
                                                                    -----------
                                                                     10,170,853
                                                                    -----------
INSURANCE -- 4.7%
Allstate Corp. (The)                                         33,000   1,981,980
American International Group, Inc.                           67,888   4,563,431
Arch Capital Group, Ltd. *                                   14,300     975,403
Hartford Financial Services Group, Inc. (The)                19,167   1,831,982
Lincoln National Corp.                                       32,361   2,193,752
Loews Corp.                                                  92,595   4,206,591
Manulife Financial Corp.                                     47,500   1,636,375
Principal Financial Group, Inc.                              44,000   2,634,280
Travelers Cos., Inc. (The)                                   42,300   2,189,871
W.R. Berkley Corp.                                              100       3,312
                                                                    -----------
                                                                     22,216,977
                                                                    -----------
INTERNET & CATALOG RETAIL -- 0.2%
Expedia, Inc. *(a)                                           37,500     869,250
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 0.7%
eBay, Inc. *                                                 23,047     764,008
Google, Inc. - Class A *                                      4,000   1,832,640
Yahoo!, Inc. *                                               22,524     704,776
                                                                    -----------
                                                                      3,301,424
                                                                    -----------
IT CONSULTING & SERVICES -- 0.5%
Electronic Data Systems Corp.                                85,950   2,379,096
                                                                    -----------

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Mattel, Inc.                                                 43,700 $ 1,204,809
                                                                    -----------
MACHINERY -- 1.2%
Caterpillar, Inc.                                            40,000   2,681,200
PACCAR, Inc.                                                 33,400   2,451,560
Parker Hannifin Corp.                                         5,394     465,556
                                                                    -----------
                                                                      5,598,316
                                                                    -----------
MEDIA -- 2.9%
Comcast Corp. - Class A *                                   111,900   2,903,805
EchoStar Communications Corp. *                              31,100   1,350,673
Meredith Corp.                                               12,400     711,636
News Corp. - Class A                                         48,736   1,126,776
Time Warner, Inc.                                           207,355   4,089,041
Walt Disney Co. (The)                                       106,300   3,659,909
                                                                    -----------
                                                                     13,841,840
                                                                    -----------
METALS & MINING -- 2.0%
Alcan, Inc.                                                  14,800     772,560
Commercial Metals Co.                                        56,100   1,758,735
Nucor Corp.                                                  82,286   5,359,287
Reliance Steel & Aluminum Co.                                36,600   1,771,440
                                                                    -----------
                                                                      9,662,022
                                                                    -----------
OFFICE FURNISHING & SUPPLIES -- 0.1%
Xerox Corp. *                                                26,600     449,274
                                                                    -----------
OIL & GAS -- 9.8%
Chevron Corp.                                                69,999   5,177,126
ConocoPhillips                                               67,558   4,617,589
Devon Energy Corp.                                           25,602   1,772,170
Exxon Mobil Corp.                                           227,359  17,154,236
Halliburton Co.                                              64,516   2,047,738
Marathon Oil Corp.                                           29,466   2,912,125
Occidental Petroleum Corp.                                   20,986   1,034,820
Petro-Canada                                                 49,100   1,925,211
SEACOR Holdings, Inc. *(a)                                    6,160     606,144
Superior Energy Services, Inc. *                             28,000     965,160
Tidewater, Inc. (a)                                          30,000   1,757,400
Transocean, Inc. *                                           38,300   3,129,110
UGI Corp.                                                    31,900     852,049
Valero Energy Corp.                                          37,873   2,442,430
                                                                    -----------
                                                                     46,393,308
                                                                    -----------
PAPER & FOREST PRODUCTS -- 0.2%
International Paper Co.                                      32,700   1,192,016
                                                                    -----------
PERSONAL PRODUCTS -- 0.7%
Estee Lauder Companies, Inc. - Class A (a)                   44,400   2,168,940
NBTY, Inc. *                                                 19,800   1,053,796
                                                                    -----------
                                                                      3,222,736
                                                                    -----------
PHARMACEUTICALS -- 6.5%
Abbott Laboratories                                          25,359   1,415,032
Biovail Corp.                                                19,100     417,526
Cephalon, Inc. *(a)                                          31,900   2,271,599
Eli Lilly & Co.                                              18,726   1,005,773
Forest Laboratories, Inc. *                                  67,540   3,474,258
King Pharmaceuticals, Inc. *                                140,600   2,765,602
MedImmune, Inc. *(a)                                         45,000   1,637,550
Merck & Co., Inc.                                            66,780   2,949,673
Mylan Laboratories, Inc. (a)                                164,300   3,473,302
Pfizer, Inc.                                                293,275   7,408,126
Schering-Plough Corp.                                        27,964     713,362

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Watson Pharmaceuticals, Inc. *(a)                            74,000 $ 1,955,820
Wyeth                                                        25,451   1,273,314
                                                                    -----------
                                                                     30,760,937
                                                                    -----------
REAL ESTATE -- 1.8%
Annaly Mortgage Management, Inc. (REIT) (a)                 112,100   1,735,308
CB Richard Ellis Group, Inc. - Class A *                     84,200   2,877,956
Host Hotels & Resorts, Inc. (REIT) *                          3,020      79,456
Jones Lang LaSalle, Inc.                                     27,500   2,867,700
KKR Financial Corp. (REIT)                                   28,080     770,235
                                                                    -----------
                                                                      8,330,655
                                                                    -----------
RETAIL - MULTILINE -- 4.9%
Costco Wholesale Corp.                                        8,027     432,174
CVS Corp.                                                   109,586   3,741,265
J.C. Penney Co., Inc.                                        62,400   5,126,784
Kohl's Corp. *                                                7,900     605,219
Sears Holdings Corp. *                                          900     162,144
Target Corp.                                                 55,087   3,264,455
Wal-Mart Stores, Inc.                                       213,840  10,039,788
                                                                    -----------
                                                                     23,371,829
                                                                    -----------
RETAIL - SPECIALTY -- 1.8%
American Eagle Outfitters, Inc.                              86,139   2,583,309
Home Depot, Inc. (The)                                       73,428   2,697,745
Lowe's Cos., Inc.                                            26,649     839,177
NIKE, Inc. - Class B                                         22,620   2,403,601
                                                                    -----------
                                                                      8,523,832
                                                                    -----------
ROAD & RAIL -- 1.6%
Burlington Northern Santa Fe Corp.                           31,717   2,550,999
CSX Corp.                                                    82,625   3,309,131
Union Pacific Corp.                                          15,800   1,604,490
                                                                    -----------
                                                                      7,464,620
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.5%
Applied Materials, Inc.                                      24,700     452,504
ASML Holding N.V. *(a)                                       77,850   1,926,787
Integrated Device Technology, Inc. *                         34,500     531,990
Intel Corp.                                                 258,099   4,937,434
Micron Technology, Inc. *(a)                                 63,900     771,912
Texas Instruments, Inc.                                      24,574     739,677
Varian Semiconductor Equipment Associates, Inc. *            42,370   2,261,711
                                                                    -----------
                                                                     11,622,015
                                                                    -----------
SOFTWARE -- 3.0%
BMC Software, Inc. *                                         88,105   2,712,753
Compuware Corp. *                                           106,300   1,008,787
Microsoft Corp.                                             264,735   7,378,165
Oracle Corp. *                                               94,000   1,704,220
Sybase, Inc. *                                               49,572   1,253,180
                                                                    -----------
                                                                     14,057,105
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.1%
AT&T, Inc.                                                  214,233   8,447,207
BCE, Inc. *(a)                                               13,176     372,617
Corning, Inc. *                                              26,964     613,162
Qwest Communications International, Inc. *(a)               348,200   3,130,318
Sprint Nextel Corp.                                          46,051     873,127
Verizon Communications, Inc.                                151,640   5,750,189
                                                                    -----------
                                                                     19,186,620
                                                                    -----------

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        SHARES/
SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ---------- ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.1%
Millicom International Cellular S.A. *(a)                   7,300 $    572,028
                                                                  ------------
TOBACCO -- 1.1%
Altria Group, Inc.                                         59,925    5,262,014
                                                                  ------------
Total Common Stocks
  (Cost $408,973,188)                                              473,629,410
                                                                  ------------
SHORT-TERM INVESTMENT -- 0.9%
State Street Bank & Trust Co., Repurchase Agreement
  dated 3/30/07 at 2.550% to be repurchased at
  $4,238,901 on 4/02/07 collateralized by $4,280,000
  FNMA at 5.65% due 2/23/17 with a value of
  $4,322,800. (Cost -- $4,238,000)                     $4,238,000    4,238,000
                                                                  ------------
TOTAL INVESTMENTS -- 101.0% (Cost $413,211,188#)                   477,867,410
                                                                  ------------
Other Assets and Liabilities (net) -- (1.0)%                        (4,581,167)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $473,286,243
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $72,343,112 and $7,686,890 respectively, resulting in a net unrealized appreciation of $64,656,222.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $27,899,706 and the collateral received consisted of cash in the amount of $20,138,821 and securities in the amount of $4,230,930.
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 100.3%

AIR FREIGHT & LOGISTICS -- 0.5%
Ryder System, Inc.                                           17,103 $   843,862
                                                                    -----------
AIRLINES -- 0.8%
Alaska Air Group, Inc. *                                      8,150     310,515
Continental Airlines, Inc. - Class B *(a)                    28,200   1,026,198
                                                                    -----------
                                                                      1,336,713
                                                                    -----------
AUTO COMPONENTS -- 0.7%
Johnson Controls, Inc.                                       12,620   1,194,104
                                                                    -----------
BANKS -- 1.5%
Credicorp, Ltd.                                              13,100     638,363
Cullen/Frost Bankers, Inc.                                   10,327     540,412
Zions Bancorporation                                         14,265   1,205,678
                                                                    -----------
                                                                      2,384,453
                                                                    -----------
BEVERAGES -- 2.0%
Molson Coors Brewing Co. - Class B (a)                       19,400   1,835,628
Pepsi Bottling Group, Inc.                                   44,800   1,428,672
                                                                    -----------
                                                                      3,264,300
                                                                    -----------
BIOTECHNOLOGY -- 1.2%
Charles River Laboratories International, Inc. *             31,034   1,435,633
Illumina, Inc. *(a)                                          16,550     484,915
                                                                    -----------
                                                                      1,920,548
                                                                    -----------
CHEMICALS -- 5.0%
Airgas, Inc.                                                 19,912     839,291
Albemarle Corp.                                              25,000   1,033,500
Celanese Corp.                                               45,700   1,409,388
Lyondell Chemical Co. (a)                                    66,600   1,996,002
Methanex Corp.                                               28,300     631,939
Nalco Holding Co. *                                          40,400     965,560
Valspar Corp. (The)                                          43,400   1,207,822
                                                                    -----------
                                                                      8,083,502
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 8.4%
Allied Waste Industries, Inc. *                             126,100   1,587,599
Dun & Bradstreet Corp. (The) *                               16,350   1,491,120
Herman Miller, Inc.                                          35,600   1,192,244
ITT Educational Services, Inc. *                              5,900     480,791
Korn/Ferry International *(a)                                61,096   1,401,542
Manpower, Inc.                                               30,175   2,226,010
MPS Group, Inc. *                                           107,612   1,522,710
Republic Services, Inc.                                      68,914   1,917,187
Robert Half International, Inc.                               8,400     310,884
Sotheby's (a)                                                20,600     916,288
United Rentals, Inc. *(a)                                    16,100     442,750
                                                                    -----------
                                                                     13,489,125
                                                                    -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 3.4%
Andrew Corp. *                                              103,000   1,090,770
CommScope, Inc. *(a)                                         39,663   1,701,542
Harris Corp.                                                 51,184   2,607,825
                                                                    -----------
                                                                      5,400,137
                                                                    -----------
COMPUTERS & PERIPHERALS -- 1.0%
Seagate Technology                                           19,262     448,804
Western Digital Corp. *                                      64,648   1,086,733
                                                                    -----------
                                                                      1,535,537
                                                                    -----------

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES    VALUE
--------------------                                        ------- ----------
CONTAINERS & PACKAGING -- 1.3%
Pactiv Corp. *                                               23,700 $  799,638
Sealed Air Corp. (a)                                         10,000    316,000
Sonoco Products Co.                                          26,283    987,715
                                                                    ----------
                                                                     2,103,353
                                                                    ----------
ELECTRIC UTILITIES -- 5.1%
Allegheny Energy, Inc. *                                     48,700  2,393,118
Avista Corp.                                                 23,200    562,136
Northeast Utilities                                          23,800    779,926
OGE Energy Corp.                                             45,480  1,764,624
Pepco Holdings, Inc.                                         49,360  1,432,427
Puget Energy, Inc.                                           47,845  1,228,660
                                                                    ----------
                                                                     8,160,891
                                                                    ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.6%
Arrow Electronics, Inc. *                                    30,000  1,132,500
Benchmark Electronics, Inc. *                                21,400    442,124
Dolby Laboratories, Inc. *                                   25,000    862,750
Flextronics International, Ltd. *                            43,500    475,890
Harman International Industries, Inc.                         7,800    749,424
Kemet Corp. *                                               100,220    766,683
Vishay Intertechnology, Inc. *                               70,600    986,988
WESCO International, Inc. *                                   5,340    335,245
                                                                    ----------
                                                                     5,751,604
                                                                    ----------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Atmos Energy Corp.                                           19,800    619,344
Cameron International Corp. *                                16,500  1,036,035
Global Industries, Ltd. *                                    22,900    418,841
Todco *                                                      20,640    832,411
                                                                    ----------
                                                                     2,906,631
                                                                    ----------
FINANCIAL - DIVERSIFIED -- 2.9%
A.G. Edwards, Inc.                                           31,200  2,158,416
First Marblehead Corp. (The) (a)                             24,137  1,083,510
Raymond James Financial, Inc.                                44,600  1,327,296
                                                                    ----------
                                                                     4,569,222
                                                                    ----------
FOOD PRODUCTS -- 0.8%
Hormel Foods Corp.                                           35,950  1,336,981
                                                                    ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.7%
Applera Corp.                                                15,600    461,292
Dade Behring Holdings, Inc.                                  14,292    626,704
Hillenbrand Industries, Inc.                                 22,650  1,344,731
Thermo Electron Corp. *                                      21,400  1,000,450
West Pharmaceutical Services, Inc. (a)                       20,810    966,208
                                                                    ----------
                                                                     4,399,385
                                                                    ----------
HEALTH CARE PROVIDERS & SERVICES -- 4.4%
Health Net, Inc. *                                           44,648  2,402,509
Humana, Inc. *                                               27,095  1,572,052
Manor Care, Inc. (a)                                         10,538    572,846
McKesson Corp.                                               14,200    831,268
WellCare Health Plans, Inc. *(a)                             19,150  1,632,537
                                                                    ----------
                                                                     7,011,212
                                                                    ----------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
Bob Evans Farms, Inc. (a)                                    29,869  1,103,659
Darden Restaurants, Inc.                                     25,514  1,050,922
                                                                    ----------
                                                                     2,154,581
                                                                    ----------
HOUSEHOLD DURABLES -- 1.7%
Mohawk Industries, Inc. *(a)                                 11,400    935,370

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES    VALUE
--------------------                                        ------ -----------
Newell Rubbermaid, Inc.                                     35,395 $ 1,100,431
Stanley Works (The) (a)                                     11,000     608,960
                                                                   -----------
                                                                     2,644,761
                                                                   -----------
INDUSTRIAL - DIVERSIFIED -- 0.4%
Harsco Corp.                                                16,000     717,760
                                                                   -----------
INDUSTRIAL CONGLOMERATES -- 1.0%
Ceradyne, Inc. *(a)                                          3,000     164,220
Roper Industries, Inc.                                      24,780   1,359,926
                                                                   -----------
                                                                     1,524,146
                                                                   -----------
INSURANCE -- 8.0%
American Financial Group, Inc. (a)                          62,976   2,143,703
Arch Capital Group, Ltd. *                                  18,765   1,279,961
Aspen Insurance Holdings, Ltd.                              20,600     539,926
Assurant, Inc. (a)                                          29,700   1,592,811
Axis Capital Holdings, Ltd.                                 21,100     714,446
CNA Financial Corp. *(a)                                    19,600     844,564
Delphi Financial Group - Class A                            21,100     848,853
Endurance Specialty Holdings, Ltd.                          37,600   1,343,824
Philadelphia Consolidated Holding Corp. *                   17,800     783,022
PMI Group, Inc. (The) (a)                                   11,700     529,074
W.R. Berkley Corp.                                          64,121   2,123,687
                                                                   -----------
                                                                    12,743,871
                                                                   -----------
INTERNET & CATALOG RETAIL -- 0.6%
MSC Industrial Direct Co., Inc. - Class A                   20,800     970,944
                                                                   -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
Acxiom Corp.                                                20,450     437,426
                                                                   -----------
IT CONSULTING & SERVICES -- 0.7%
Cognizant Technology Solutions Corp. - Class A *            12,036   1,062,418
                                                                   -----------
MACHINERY -- 5.6%
Cummins, Inc.                                               16,606   2,403,220
Dover Corp.                                                 16,200     790,722
Manitowoc Co., Inc. (The)                                   23,700   1,505,661
Pall Corp.                                                  20,400     775,200
Parker Hannifin Corp.                                       11,190     965,809
SPX Corp.                                                    9,600     673,920
Terex Corp. *                                               18,100   1,298,856
Timken Co. (The)                                            19,295     584,832
                                                                   -----------
                                                                     8,998,220
                                                                   -----------
MEDIA -- 0.4%
Shaw Communications, Inc. - Class B                         15,900     587,028
                                                                   -----------
METALS & MINING -- 4.6%
Commercial Metals Co.                                       39,200   1,228,920
Nucor Corp.                                                 33,172   2,160,492
Precision Castparts Corp.                                   14,400   1,498,320
Reliance Steel & Aluminum Co.                               24,500   1,185,800
Southern Copper Corp. (a)                                   10,718     768,052
Steel Dynamics, Inc.                                        10,800     466,560
                                                                   -----------
                                                                     7,308,144
                                                                   -----------
OIL & GAS -- 6.9%
Frontier Oil Corp.                                          48,070   1,569,005
Helmerich & Payne, Inc.                                      3,500     106,190
Holly Corp.                                                 30,450   1,805,685
Pride International, Inc. *                                 57,225   1,722,472
Tidewater, Inc. (a)                                         32,403   1,898,168
UGI Corp.                                                   45,900   1,225,989
Unit Corp. *                                                22,800   1,153,452
W-H Energy Services, Inc. *                                 12,400     579,576

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES     VALUE
--------------------                                       ------- ------------
Western Refining, Inc.                                      24,700 $    963,794
                                                                   ------------
                                                                     11,024,331
                                                                   ------------
PHARMACEUTICALS -- 2.2%
Cephalon, Inc. *(a)                                         21,600    1,538,136
King Pharmaceuticals, Inc. *(a)                             65,600    1,290,352
Sepracor, Inc. *(a)                                         14,600      680,798
                                                                   ------------
                                                                      3,509,286
                                                                   ------------
REAL ESTATE -- 4.9%
CB Richard Ellis Group, Inc. - Class A *                    50,097    1,712,315
FelCor Lodging Trust, Inc. (REIT)                           33,100      859,607
Hospitality Properties Trust (REIT)                         32,789    1,534,525
Jones Lang LaSalle, Inc.                                    12,620    1,316,014
Regency Centers Corp. (REIT)                                18,840    1,574,082
Weingarten Realty Investors (REIT) (a)                      19,600      932,176
                                                                   ------------
                                                                      7,928,719
                                                                   ------------
RETAIL - MULTILINE -- 1.0%
J.C. Penney Co., Inc.                                       18,700    1,536,392
                                                                   ------------
RETAIL - SPECIALTY -- 6.8%
American Eagle Outfitters, Inc.                             75,002    2,249,310
Charming Shoppes, Inc. *                                    48,600      629,370
Dollar Tree Stores, Inc. *                                  45,833    1,752,654
Men's Wearhouse, Inc. (The)                                 22,300    1,049,215
Nordstrom, Inc.                                             11,400      603,516
Payless ShoeSource, Inc. *(a)                               26,450      878,140
Ross Stores, Inc. (a)                                       63,845    2,196,268
TJX Cos., Inc. (The)                                        54,100    1,458,536
                                                                   ------------
                                                                     10,817,009
                                                                   ------------
ROAD & RAIL -- 0.8%
CSX Corp.                                                   31,786    1,273,029
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.3%
Brooks Automation, Inc. *                                   34,620      593,733
Integrated Device Technology, Inc. *                        54,550      841,161
Lam Research Corp. *                                        30,378    1,438,095
Micron Technology, Inc. *                                   31,000      374,480
Novellus Systems, Inc. *                                    35,600    1,154,949
ON Semiconductor Corp. *(a)                                102,000      909,840
                                                                   ------------
                                                                      5,312,258
                                                                   ------------
SOFTWARE -- 0.8%
BEA Systems, Inc. *                                         46,700      541,253
Cognos, Inc. *                                               8,550      336,785
Compuware Corp. *                                           49,400      468,806
                                                                   ------------
                                                                      1,346,844
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.2%
Qwest Communications International, Inc. *(a)               32,100      288,579
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.3%
Millicom International Cellular S.A. *(a)                    6,800      532,848
                                                                   ------------
TOBACCO -- 1.4%
Loews Corp. - Carolina Group                                22,300    1,686,103
Universal Corp.                                              9,800      601,230
                                                                   ------------
                                                                      2,287,333
                                                                   ------------
Total Common Stocks
  (Cost $141,451,005)                                               160,697,487
                                                                   ------------

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES      VALUE
--------------------                                     ------ --------------
TOTAL INVESTMENTS -- 100.3% (Cost $141,451,005#)                $  160,697,487
                                                                --------------
Other Assets and Liabilities (net) -- (0.3)%                          (488,609)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $  160,208,878
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $ 21,887,539 and $2,641,057 respectively, resulting in a net unrealized appreciation of $19,246,482.
(a) A portion or all of the security was held on loan. As of March 31, 2007 the market value of the securities loaned was $17,163,192 and the collateral received consisted of cash in the amount of $17,567,429.
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT   VALUE
--------------------                                    ---------- ----------
DOMESTIC BONDS & DEBT SECURITIES -- 93.7%

AEROSPACE & DEFENSE -- 2.0%
DRS Technologies, Inc. 6.625%, due 02/01/16              $300,000  $  304,500
L-3 Communications Corp.
   5.875%, due 01/15/15                                   110,000     107,387
   6.375%, due 10/15/15                                   200,000     199,250
Sequa Corp. 9.000%, due 08/01/09                          250,000     265,000
Standard Aero Holdings, Inc. 8.250%, due 09/01/14         550,000     592,625
TransDigm Group, Inc. 7.750%, due 07/15/14 (144A) (a)      80,000      83,000
                                                                   ----------
                                                                    1,551,762
                                                                   ----------
AGRICULTURE -- 0.5%
Reynolds American, Inc. 7.750%, due 06/01/18              350,000     379,403
                                                                   ----------
APPAREL & TEXTILES -- 0.3%
Levi Strauss & Co. 12.250%, due 12/15/12                  225,000     248,063
                                                                   ----------
AUTO COMPONENTS -- 3.1%
American Tire Distributors Holdings, Inc. 10.750%, due
  04/01/13                                                150,000     151,500
ArvinMeritor, Inc. 8.125%, due 09/15/15                   180,000     179,550
Cooper-Standard Automotive, Inc. 7.000%, due 12/15/12     325,000     304,687
Goodyear Tire & Rubber Co.(The)
   9.140%, due 12/01/09 (144A)(a)(b)                       50,000      50,375
   7.857%, due 08/15/11                                    45,000      47,306
   8.625%, due 12/01/11 (144A)(a)                         515,000     556,200
   4.000%, due 06/15/34                                    80,000     211,100
Keystone Automotive Operations, Inc. 9.750%, due
  11/01/13                                                135,000     131,963
Lear Corp. 8.750%, due 12/01/16                           290,000     278,400
Metaldyne Corp. 10.000%, due 11/01/13                      40,000      41,100
Stanadyne Corp., Series 1 10.000%, due 08/15/14           250,000     258,750
Stanadyne Holdings, Inc. 0.000%/12.000%, due
  02/15/15 (c)                                            125,000      96,875
Titan International, Inc. 8.000%, due 01/15/12
  (144A) (a)                                              110,000     113,713
                                                                   ----------
                                                                    2,421,519
                                                                   ----------
AUTOMOBILES -- 0.8%
Asbury Automotive Group, Inc. 7.625%, due 03/15/17
  (144A) (a)                                               80,000      80,600
Ford Motor Co.
   8.900%, due 01/15/32                                   150,000     132,000
   7.450%, due 07/16/31                                    75,000      58,406
General Motors Corp.
   7.125%, due 07/15/13                                   200,000     187,500
   8.375%, due 07/15/33                                   120,000     108,300
Sensata Technologies BV 1.000%, due 05/01/14               50,000      49,938
                                                                   ----------
                                                                      616,744
                                                                   ----------
AUTOMOTIVE LOANS -- 1.5%
Ford Capital BV 9.500%, due 06/01/10                      430,000     432,150
Ford Motor Credit Co.
   5.700%, due 01/15/10                                    50,000      47,894
   5.800%, due 01/12/09                                   310,000     304,219
   8.110%, due 01/13/12 (b)                               350,000     342,535
                                                                   ----------
                                                                    1,126,798
                                                                   ----------
BEVERAGES -- 0.1%
Beverages & More, Inc. 9.250%, due 03/01/12 (144A) (a)     80,000      81,800
                                                                   ----------

BUILDING MATERIALS -- 1.8%
Ainsworth Lumber Co., Ltd. 9.110%, due 10/01/10 (b)       230,000     184,000
CPG International I, Inc. 10.500%, due 07/01/13           155,000     163,525

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT   VALUE
--------------------                                    ---------- ----------
Goodman Global Holding Co., Inc.
   8.360%, due 06/15/12 (b)                              $ 72,000  $   72,720
   7.875%, due 12/15/12                                   250,000     252,500
Nortek, Inc. 8.500%, due 09/01/14                         485,000     474,087
NSG Holdings, LLC 7.750%, due 12/15/25(144A)              200,000     210,000
Texas Industries, Inc. 7.250%, due 07/15/13                50,000      51,750
                                                                   ----------
                                                                    1,408,582
                                                                   ----------
BUSINESS SERVICES -- 0.8%
Affinion Group, Inc. 11.500%, due 10/15/15(144A)           50,000      55,250
Lamar Media Corp. 6.625%, due 08/15/15                    100,000      98,000
RH Donnelley Corp.
   10.875%, due 12/15/12                                  275,000     298,375
   8.875%, due 01/15/16                                   140,000     149,450
                                                                   ----------
                                                                      601,075
                                                                   ----------
CHEMICALS -- 2.4%
American Pacific Corp. 9.000%, due 02/01/15 (144A) (a)    150,000     151,687
Equistar Chemicals LP/Equistar Funding Corp. 10.125%,
  due 09/01/08                                            250,000     264,375
Ineos Group Holdings Plc 8.500%, due 02/15/16
  (144A) (a)                                              220,000     211,750
Innophos, Inc. 8.875%, due 08/15/14                       275,000     286,000
Lyondell Chemical Co. 8.250%, due 09/15/16                175,000     188,125
Macdermid, Inc. 9.500%, due 04/15/17(144A)                160,000     164,800
Nova Chemicals Corp.
   6.500%, due 01/15/12                                    35,000      33,513
   8.502%, due 11/15/13 (b)                               140,000     140,000
Terra Capital, Inc. 7.000%, due 02/01/17 (144A) (a)       180,000     180,000
Union Carbide Chemicals & Plastics Co., Inc. 7.875%,
  due 04/01/23                                            175,000     192,763
Union Carbide Corp. 7.500%, due 06/01/25                   50,000      53,857
                                                                   ----------
                                                                    1,866,870
                                                                   ----------
COMMERCIAL SERVICES & SUPPLIES -- 2.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
  7.750%, due 05/15/16 (144A) (a)                         400,000     409,000
DI Finance/DynCorp International, Series B 9.500%, due
  02/15/13                                                225,000     240,750
FTI Consulting, Inc. 7.750%, due 10/01/16(144A)           400,000     422,000
iPayment, Inc. 9.750%, due 05/15/14                       310,000     319,300
Lamar Media Corp. 7.250%, due 01/01/13                    175,000     178,062
Mobile Services Group, Inc. 9.750%, due 08/01/14
  (144A) (a)                                               75,000      79,688
NCO Group, Inc. 10.230%, due 11/15/13 (144A) (a)(b)        10,000      10,075
Quebecor World, Inc. 9.750%, due 01/15/15 (144A) (a)      120,000     126,600
United Rentals North America, Inc. 7.750%, due 11/15/13   200,000     206,500
                                                                   ----------
                                                                    1,991,975
                                                                   ----------
COMPUTERS & PERIPHERALS -- 0.2%
Advanced Micro Devices, Inc. 7.750%, due 11/01/12          40,000      40,550
Seagate Technology HDD Holdings 6.800%, due 10/01/16       95,000      95,950
                                                                   ----------
                                                                      136,500
                                                                   ----------
CONSTRUCTION & ENGINEERING -- 0.8%
Esco Corp. 8.625%, due 12/15/13 (144A) (a)                140,000     149,100
Sunstate Equipment Co. LLC 10.500%, due 04/01/13
  (144A) (a)                                              470,000     500,550
                                                                   ----------
                                                                      649,650
                                                                   ----------
CONTAINERS & PACKAGING -- 2.0%
Ball Corp. 6.625%, due 03/15/18                           175,000     174,344
Berry Plastics Holding Corp.
   8.875%, due 09/15/14(144A)                             535,000     549,712
   9.235%, due 09/15/14                                   115,000     118,450
Graphic Packaging International Corp. 9.500%, due
  08/15/13                                                130,000     138,938
Pregis Corp. 12.375%, due 10/15/13 (144A) (a)             320,000     353,600

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT   VALUE
--------------------                                    ---------- ----------
Russell-Stanley Holdings, Inc. 9.000%, due 11/30/08
  (144A) (a)(d)(e)                                       $ 18,258  $    5,079
Smurfit Stone Container Enterprises, Inc. 8.000%, due
  03/15/17(144A)                                          200,000     196,500
                                                                   ----------
                                                                    1,536,623
                                                                   ----------
ELECTRIC UTILITIES -- 4.9%
AES Ironwood LLC 8.857%, due 11/30/25                     452,099     510,872
AES Red Oak LLC, Series B 9.200%, due 11/30/29            650,000     744,250
Edison Mission Energy
   7.730%, due 06/15/09                                   225,000     234,000
   7.750%, due 06/15/16                                   400,000     419,000
Elwood Energy LLC 8.159%, due 07/05/26                    314,660     329,571
FPL Energy National Wind 6.125%, due 03/25/19
  (144A) (a)                                              109,517     106,940
Mirant Americas Generation LLC 8.300%, due 05/01/11       700,000     721,000
NRG Energy, Inc.
   7.250%, due 02/01/14                                    45,000      46,237
   7.375%, due 02/01/16                                   325,000     334,750
Orion Power Holdings, Inc. 12.000%, due 05/01/10          310,000     359,600
                                                                   ----------
                                                                    3,806,220
                                                                   ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.8%
Belden CDT, Inc. 7.000%, due 03/15/17(144A)                50,000      51,251
NXP BV/NXP Funding LLC 9.500%, due 10/15/15 (144A) (a)    345,000     357,937
Superior Essex Communications LLC/Essex Group, Inc.
  9.000%, due 04/15/12                                    195,000     202,313
                                                                   ----------
                                                                      611,501
                                                                   ----------
ELECTRONICS -- 0.2%
Sanmina-SCI Corp. 8.125%, due 03/01/16                    170,000     160,650
                                                                   ----------
ENERGY -- 0.3%
SemGroup LP 8.750%, due 11/15/15 (144A) (a)               210,000     214,200
                                                                   ----------
ENTERTAINMENT & LEISURE -- 2.2%
American Casino & Entertainment Properties LLC 7.850%,
  due 02/01/12                                            225,000     235,125
Cinemark, Inc. 0.000%/9.750%, due 03/15/14 (c)            500,000     460,000
Great Canadian Gaming Corp. 7.250%, due 02/15/15
  (144A) (a)                                              150,000     151,687
Penn National Gaming, Inc. 6.750%, due 03/01/15           250,000     243,750
Virgin River Casino Corp. 9.000%, due 01/15/12            200,000     210,000
Waterford Gaming LLC 8.625%, due 09/15/12 (144A) (a)      413,000     439,845
                                                                   ----------
                                                                    1,740,407
                                                                   ----------
ENVIRONMENTAL SERVICES -- 0.8%
Aleris International, Inc. 9.000%, due 12/15/14
  (144A) (a)                                              310,000     327,050
Casella Waste Systems, Inc. 9.750%, due 02/01/13          250,000     266,250
                                                                   ----------
                                                                      593,300
                                                                   ----------
FINANCIAL - DIVERSIFIED -- 4.1%
AAC Group Holding Corp. 12.750%, due 10/01/12               2,895       3,271
BCP Crystal U.S. Holdings Corp. 9.625%, due 06/15/14      179,000     204,225
BMS Holdings, Inc. 12.400%, due 02/15/12 (144A) (a)       165,000     163,350
Britannia Bulk Plc 11.000%, due 12/01/11 (144A) (a)        80,000      78,000
CCM Merger, Inc. 8.000%, due 08/01/13 (144A) (a)          195,000     196,950
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
  9.750%, due 11/15/14 (144A) (a)                         195,000     205,481
Momentive Performance Materials, Inc.
   9.750%, due 12/01/14 (144A)(a)                          20,000      20,700
   10.125%, due 12/01/14 (144A)(a)                        260,000     271,700
   11.500%, due 12/01/16 (144A)(a)                        120,000     123,600
Nalco Finance Holdings, Inc. 1.000%/9.000%, due
  02/01/14 (c)                                            216,000     191,160
PNA Intermediate Holding Corp. 12.360%, due 02/15/13
  (144A) (a)                                               80,000      82,400
Sally Holdings LLC 10.500%, due 11/15/16 (144A) (a)       365,000     376,863

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT   VALUE
--------------------                                    ---------- ----------
Snoqualmie Entertainment Authority 9.150%, due
  02/01/14 (144A) (a)                                    $ 65,000  $   66,463
Southern Star Central Corp. 6.750%, due 03/01/16           50,000      50,250
UGS Corp. 10.000%, due 06/01/12                           375,000     412,031
Wimar Opco LLC 9.625%, due 12/15/14 (144A) (a)            270,000     272,363
Wind Acquisition Holdings Finance 12.540%, due 12/21/11   430,000     439,137
                                                                   ----------
                                                                    3,157,944
                                                                   ----------
FOOD & DRUG RETAILING -- 1.2%
General Nutrition Centers, Inc.
   1.000%, due 03/15/14                                   430,000     423,550
   10.750%, due 03/15/15                                  350,000     350,437
Swift & Co. 12.500%, due 01/01/10                         155,000     163,525
                                                                   ----------
                                                                      937,512
                                                                   ----------
FOOD PRODUCTS -- 0.3%
B&G Foods, Inc. 8.000%, due 10/01/11                      225,000     228,938
                                                                   ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
Cooper Cos., Inc. (The) 7.125%, due 02/15/15 (144A) (a)   260,000     265,200
Safety Products Holdings, Inc. 11.750%, due 01/01/12
  (d)                                                     308,495     330,090
Universal Hospital Services, Inc. 10.125%, due 11/01/11   230,000     245,525
VWR International, Inc. 8.000%, due 04/15/14              250,000     261,875
                                                                   ----------
                                                                    1,102,690
                                                                   ----------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Accellent, Inc. 10.500%, due 12/01/13                     435,000     452,400
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14           225,000     219,375
Concentra Operating Corp.
   9.500%, due 08/15/10                                   225,000     238,500
   9.125%, due 06/01/12                                   175,000     187,687
HealthSouth Corp.
   11.354%, due 06/15/14 (144A)(a)(b)                     230,000     249,550
   10.750%, due 06/15/16 (144A)(a)                         20,000      21,850
Tenet Healthcare Corp.
   6.875%, due 11/15/31                                    45,000      35,775
   9.875%, due 07/01/14                                   565,000     573,475
   9.250%, due 02/01/15                                    55,000      54,725
                                                                   ----------
                                                                    2,033,337
                                                                   ----------
HOTELS, RESTAURANTS & LEISURE -- 3.7%
Caesars Entertainment, Inc.
   7.875%, due 03/15/10                                   275,000     288,750
   8.125%, due 05/15/11                                   130,000     138,287
Gaylord Entertainment Co. 6.750%, due 11/15/14            175,000     171,281
Harrah's Operating Co., Inc. 5.750%, due 10/01/17         440,000     364,777
Mandalay Resort Group
   9.500%, due 08/01/08                                   125,000     131,094
   10.250%, due 08/01/07                                  550,000     559,625
   9.375%, due 02/15/10                                    18,000      19,485
MGM MIRAGE, Inc. 9.750%, due 06/01/07                     150,000     151,500
Station Casinos, Inc.
   6.000%, due 04/01/12                                   570,000     555,037
   6.500%, due 02/01/14                                   200,000     185,000
   7.750%, due 08/15/16                                    75,000      77,344
Wynn Las Vegas LLC/Wynn Las Vegas Capital 6.625%, due
  12/01/14                                                225,000     223,875
                                                                   ----------
                                                                    2,866,055
                                                                   ----------
HOUSEHOLD PRODUCTS -- 1.2%
Glenoit Corp. 11.000%, due 04/15/07 (e)(f)                 50,000           0

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
Jarden Corp. 7.500%, due 05/01/17                         $  410,000 $  416,150
Norcraft Cos. LP/Norcraft Finance Corp. 9.000%, due
  11/01/11                                                   150,000    155,250
Sealy Mattress Co. 8.250%, due 06/15/14                      150,000    158,625
Spectrum Brands, Inc. 7.375%, due 02/01/15                   290,000    233,450
                                                                     ----------
                                                                        963,475
                                                                     ----------
INDUSTRIAL - DIVERSIFIED -- 1.5%
Hexcel Corp. 6.750%, due 02/01/15                            145,000    143,961
Norcross Safety Products LLC/Norcross Capital Co.,
  Series B 9.875%, due 08/15/11                              250,000    266,250
RBS Global, Inc. / Rexnord Corp.
   9.500%, due 08/01/14                                      340,000    355,300
   11.750%, due 08/01/16(144A)                               270,000    291,262
   8.875%, due 09/01/16 (144A)(a) 130,000                    131,950
                                                                     ----------
                                                                      1,188,723
                                                                     ----------
INVESTMENT COMPANIES -- 0.1%
Yankee Acquisition Corp. 9.750%, due 02/15/17 (144A) (a)     110,000    111,925
                                                                     ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Riddell Bell Holdings 8.375%, due 10/01/12                   115,000    114,137
Travelport, Inc.
   9.875%, due 09/01/14 (144A)(a)                             55,000     57,888
   9.985%, due 09/01/14 (144A)(a)(b)                          55,000     56,100
                                                                     ----------
                                                                        228,125
                                                                     ----------
MACHINERY -- 0.4%
American Railcar Industries, Inc. 7.500%, due 03/01/14
  (144A) (a)                                                  90,000     92,925
Clark Material Handling Company, Series D 10.750%, due
  11/15/06 (e)(f)                                            150,000          0
Terex Corp. 7.375%, due 01/15/14                             205,000    212,175
                                                                     ----------
                                                                        305,100
                                                                     ----------
MEDIA -- 10.0%
Cablevision Systems Corp., Series B 9.870%, due 04/01/09
  (b)                                                        800,000    852,000
CanWest Media, Inc. 8.000%, due 09/15/12                     190,000    197,600
CBD Media Holdings LLC 9.250%, due 07/15/12                   95,000     99,988
CCH I Holdings LLC 9.920%, due 04/01/14                      110,000     98,450
CCH II LLC, Series B 10.250%, due 09/15/10                 1,000,000  1,058,750
Charter Communications 10.250%, due 09/15/10                 500,000    530,000
DirecTV Holdings LLC/DirecTV Financing Co. 8.375%, due
  03/15/13                                                   436,000    461,615
Echostar DBS Corp. 7.000%, due 10/01/13                      445,000    460,575
IESY Repository GMBH 10.375%, due 02/15/15 (144A) (a)        150,000    159,750
Impress Holdings BV 8.585%, due 09/15/13 (144A) (a)(b)       460,000    463,311
Network Communications, Inc. 10.750%, due 12/01/13           275,000    282,219
Nielsen Finance LLC/Nielsen Finance Co.
   10.000%, due 08/01/14 (144A)(a)                           550,000    602,250
   0.000%/12.500%, due 08/01/16 (144A)(a)(c)                 140,000     98,700
Primedia, Inc. 8.000%, due 05/15/13                          600,000    624,000
Rainbow National Services LLC 10.375%, due 09/01/14
  (144A) (a)                                               1,025,000  1,151,844
Umbrella Acquisition, Inc. 9.750%, due 03/15/15(144A)        190,000    190,237
Videotron 6.375%, due 12/15/15                               175,000    172,812
Young Broadcasting, Inc. 10.000%, due 03/01/11               300,000    297,000
                                                                     ----------
                                                                      7,801,101
                                                                     ----------
METALS & MINING -- 3.3%
AK Steel Corp. 7.750%, due 06/15/12                          230,000    234,888
Alpha Natural Resources LLC/Alpha Natural Resources
  Capital Corp. 10.000%, due 06/01/12                        140,000    151,200
California Steel Industries, Inc. 6.125%, due 03/15/14       130,000    124,150

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     PAR AMOUNT   VALUE
--------------------                                     ---------- ----------
Freeport McMoRan Copper & Gold, Inc.
   8.375%, due 04/01/17                                   $780,000  $  845,325
   8.564%, due 04/01/15                                    420,000     442,575
Ispat Inland ULC 9.750%, due 04/01/14                      500,000     552,518
Russel Metals, Inc. 6.375%, due 03/01/14                   230,000     221,375
                                                                    ----------
                                                                     2,572,031
                                                                    ----------
OIL & GAS -- 6.0%
El Paso Corp.
   8.050%, due 10/15/30                                    150,000     171,000
   7.800%, due 08/01/31                                    275,000     305,250
El Paso Production Holding Co. 7.750%, due 06/01/13        175,000     183,750
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14      200,000     203,500
Grant Prideco, Inc. 6.125%, due 08/15/15                    75,000      74,813
KCS Energy, Inc. 7.125%, due 04/01/12                      430,000     427,850
North American Energy Partners, Inc. 8.750%, due
  12/01/11                                                 835,000     855,875
Range Resources Corp.
   6.375%, due 03/15/15                                    200,000     198,000
   7.375%, due 07/15/13                                    200,000     205,250
Tennessee Gas Pipeline Co.
   7.500%, due 04/01/17                                    150,000     168,073
   7.000%, due 03/15/27                                     75,000      80,480
Transcontinental Gas Pipe Line Corp.
   8.875%, due 07/15/12                                    610,000     696,925
   6.400%, due 04/15/16                                    125,000     129,531
Williams Companies, Inc.
   7.625%, due 07/15/19                                    425,000     464,313
   7.875%, due 09/01/21                                    425,000     469,625
                                                                    ----------
                                                                     4,634,235
                                                                    ----------
OIL & GAS EXPLORATION & PRODUCTION -- 4.1%
Chesapeake Energy Corp. 6.875%, due 11/15/20               400,000     400,000
CIE Generale de Geophysique SA
   7.500%, due 05/15/15                                     25,000      25,875
   7.750%, due 05/15/17                                    220,000     230,450
Denbury Resources, Inc. 7.500%, due 04/01/13- 12/15/15     290,000     294,350
Encore Acquisition Co. 6.000%, due 07/15/15                300,000     268,500
EXCO Resources, Inc. 7.250%, due 01/15/11                  220,000     221,650
Newfield Exploration Co. 6.625%, due 09/01/14              125,000     125,625
OPTI Canada, Inc. 8.250%, due 12/15/14 (144A) (a)          400,000     418,000
Range Resources Corp. 7.500%, due 05/15/16                  75,000      77,625
Sabine Pass LNG LP 7.500%, due 11/30/16 (144A) (a)         285,000     287,850
Stone Energy Corp. 8.110%, due 07/15/10 (144A) (a)(b)      240,000     241,200
Whiting Petroleum Corp. 7.250%, due 05/01/12- 05/01/13     575,000     567,812
                                                                    ----------
                                                                     3,158,937
                                                                    ----------
PAPER & FOREST PRODUCTS -- 3.7%
Abitibi-Consolidated, Inc.
   8.375%, due 04/01/15                                     10,000       9,450
   6.000%, due 06/20/13                                    270,000     230,850
Boise Cascade LLC 7.125%, due 10/15/14                     775,000     771,125
Bowater Canada Finance 7.950%, due 11/15/11                425,000     415,437
Bowater, Inc. 8.360%, due 03/15/10 (b)                     240,000     241,800
Domtar, Inc. 7.875%, due 10/15/11                          170,000     178,925
Jefferson Smurfit Corp. 8.250%, due 10/01/12               175,000     175,875
NewPage Corp.
   12.000%, due 05/01/13                                   530,000     577,700
   10.000%, due 05/01/12                                   230,000     252,713

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
Verso Paper Holdings LLC/Verson Paper, Inc. 11.375%, due
  08/01/16 (144A) (a)                                      $ 20,000  $   21,050
                                                                     ----------
                                                                      2,874,925
                                                                     ----------
PHARMACEUTICALS -- 0.5%
Angiotech Pharmaceuticals, Inc. 9.110%, due 12/01/13
  (144A) (a)(b)                                             410,000     420,763
                                                                     ----------

PUBLISHING -- 1.3%
Dex Media West, Series B 9.875%, due 08/15/13               488,000     534,970
Dex Media, Inc. 0.000%/9.000%, due 11/15/13 (c)             225,000     210,656
Idearc, Inc. 8.000%, due 11/15/16 (144A) (a)                180,000     186,075
PRIMEDIA, Inc. 8.875%, due 05/15/11                          45,000      46,463
                                                                     ----------
                                                                        978,164
                                                                     ----------
REAL ESTATE -- 1.1%
American Real Estate Partners LP/American Real Estate
  Finance Corp.
   7.125%, due 02/15/13                                     250,000     248,125
   7.125%, due 02/15/13 (144A)(a)                           200,000     198,500
Ventas Realty LP/Ventas Capital Corp.
   6.625%, due 10/15/14                                     250,000     256,250
   7.125%, due 06/01/15                                      75,000      78,938
   6.500%, due 06/01/16                                     100,000     102,875
                                                                     ----------
                                                                        884,688
                                                                     ----------
RETAIL - MULTILINE -- 3.1%
Autonation, Inc.
   7.360%, due 04/15/13 (b)                                 100,000     101,500
   7.000%, due 04/15/14(144A)                                75,000      76,125
Buffets, Inc. 12.500%, due 11/01/14                         210,000     219,450
Burlington Coat Factory Warehouse Corp. 11.125%, due
  04/15/14                                                  230,000     235,750
EPL Finance Corp. 11.750%, due 11/15/13                     150,000     165,750
Michaels Stores, Inc.
   10.000%, due 11/01/14 (144A)(a)                          200,000     215,000
   11.375%, due 11/01/16 (144A)(a)                          510,000     552,075
Neiman Marcus Group, Inc. (The) 9.000%, due 10/15/15        170,000     187,000
Rite Aid Corp. 7.500%, due 03/01/17                         430,000     426,775
United Auto Group, Inc. 7.750%, due 12/15/16 (144A) (a)     260,000     263,900
Yankee Acquisition Corp. 8.500%, due 02/15/15 (144A) (a)     60,000      61,050
                                                                     ----------
                                                                      2,504,375
                                                                     ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.7%
Amkor Technology, Inc.
   7.750%, due 05/15/13                                      90,000      88,537
   9.250%, due 06/01/16                                     410,000     429,475
Conexant Systems, Inc. 9.110%, due 11/15/10 (144A) (a)(b)    30,000      31,125
Freescale Semiconductor, Inc.
   9.125%, due 12/15/14 (144A)(a)                           770,000     768,075
   9.244%, due 12/15/14 (144A)(a)(b)                         35,000      35,088
                                                                     ----------
                                                                      1,352,300
                                                                     ----------
SOFTWARE -- 1.0%
SunGard Data Systems, Inc.
   9.125%, due 08/15/13                                     310,000     334,025
   10.250%, due 08/15/15                                    275,000     301,469
UGS Capital Corp. II 10.348%, due 06/01/11
  (144A) (a)(b)(d)                                          162,821     166,484
                                                                     ----------
                                                                        801,978
                                                                     ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 8.9%
BCM Ireland Preferred Equity, Ltd. 10.814%, due 02/15/17
  (144A) (a)                                                143,421     188,934
Citizens Communications Co. 6.250%, due 01/15/13             25,000      24,938
Cricket Communications, Inc. 9.375%, due 11/01/14
  (144A) (a)                                                220,000     234,300
Digicel Group Ltd.

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                          SHARES /
SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
   8.875%, due 01/15/15 (144A)(a)                        $  140,000 $   136,150
   9.125%, due 01/15/15 (144A)(a)                           280,000     268,800
Dobson Cellular Systems, Inc. 8.375%, due 11/01/11          600,000     639,750
Intelsat Bermuda, Ltd.
   8.872%, due 01/15/15 (144A)(a)                           210,000     215,250
   11.250%, due 06/15/16 (144A)(a)                          775,000     883,500
Intelsat Intermediate 0.000%/9.250%, due 02/01/15 (c)       540,000     450,900
Intelsat Subsidiary Holding Co., Ltd. 8.625%, due
  01/15/15                                                  175,000     188,125
Lucent Technologies, Inc. 6.450%, due 03/15/29               45,000      40,838
Nordic Telephone Holdings Co. 8.875%, due 05/01/16
  (144A) (a)                                                175,000     188,125
Nortel Networks, Ltd. 9.610%, due 07/15/11 (144A) (a)(b)    385,000     413,875
PanAmSat Corp. 9.000%, due 08/15/14                         163,000     177,262
Qwest Corp.
   8.875%, due 03/15/12                                   1,075,000   1,193,250
   7.125%, due 11/15/43                                     200,000     193,000
West Corp. 11.000%, due 10/15/16 (144A) (a)                 630,000     667,800
Wind Acquisition Finance S.A. 10.750%, due 12/01/15
  (144A) (a)                                                600,000     690,000
Windstream Corp. 8.625%, due 08/01/16                       100,000     109,875
                                                                    -----------
                                                                      6,904,672
                                                                    -----------
TELECOMMUNICATION SERVICES - WIRELESS -- 3.9%
American Towers, Inc. 7.250%, due 12/01/11                  875,000     905,625
Centennial Communications Corp.
   10.000%, due 01/01/13                                    200,000     216,750
   11.110%, due 01/01/13 (b)                                125,000     132,188
   8.125%, due 02/01/14                                     100,000     103,750
Cincinnati Bell, Inc. 7.250%, due 07/15/13                  695,000     724,537
MetroPCS Wireless, Inc. 9.250%, due 11/01/14 (144A) (a)     385,000     409,062
Rural Cellular Corp. 8.250%, due 03/15/12                   535,000     561,750
                                                                    -----------
                                                                      3,053,662
                                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.0%
Pillowtex Corp. 9.000%, due 12/15/49 (f)                    175,000           0
                                                                    -----------

TRANSPORTATION -- 0.2%
Holt Group, Inc. 9.750%, due 01/15/06 (e)(f)                100,000           0
Navios Maritime Holdings, Inc. 9.500%, due 12/15/14
  (144A) (a)                                                180,000     188,325
                                                                    -----------
                                                                        188,325
                                                                    -----------
Total Domestic Bonds & Debt Securities (Cost
  $70,760,227)                                                       72,997,622
                                                                    -----------

CONVERTIBLE BONDS -- 0.3%

FOOD PRODUCTS -- 0.1%
Archer-Daniels-Midland Co. 0.875%, due 02/15/14              50,000      51,750
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.2%
FiberTower Corp. 9.000%, due 11/15/12 (144A) (a)            170,000     192,525
                                                                    -----------
Total Convertible Bonds (Cost $220,000)                                 244,275
                                                                    -----------

COMMON STOCKS -- 0.3%

CHEMICALS -- 0.0%
General Chemical Industrial Products, Inc. (f)                   45      30,266
                                                                    -----------

CONTAINERS & PACKAGING -- 0.0%
Russell-Stanley Holdings, Inc. (f)                            2,000           0
                                                                    -----------

FOOD & DRUG RETAILING -- 0.2%
B&G Food, Inc.                                                5,715     133,102
                                                                    -----------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)


                                                        SHARES /
SECURITY DESCRIPTION                                   PAR AMOUNT    VALUE
--------------------                                   ---------- -----------
MEDIA -- 0.1%
Virgin Media, Inc.                                          1,775 $    44,819
                                                                  -----------

TELECOMMUNICATION SERVICES--DIVERSIFIED -- 0.0%
Viatel Holding Bermuda, Ltd. *                              1,237           6
                                                                  -----------
Total Common Stocks (Cost $588,225)                                   208,193
                                                                  -----------

PREFERRED STOCK -- 0.7%

OIL & GAS -- 0.7%
Exco Resources, Inc. (Cost -- $530,000)                       530     530,000
                                                                  -----------

WARRANTS -- 0.1%

CHEMICALS -- 0.0%
General Chemical Industrial Products, Inc., Series A,
  expires 04/30/11(f)                                          26      12,406
General Chemical Industrial Products, Inc., Series B,
  expires 04/30/11(f)                                          19       5,635
                                                                  -----------
                                                                       18,041
                                                                  -----------

COMMERCIAL SERVICES & SUPPLIES -- 0.0%
MDP Acquisitions Plc Corp. expires 10/01/13                   100      12,969
                                                                  -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.0%
AMF Bowling Worldwide, Inc. expires 03/09/09(f)               901           0
                                                                  -----------

MEDIA -- 0.0%
Advanstar Holdings Corp. expires 10/15/11                      75           1
XM Satellite Radio Holdings, Inc.--Class A expires
  03/15/10*                                                   125         753
                                                                  -----------
                                                                          754
                                                                  -----------

METALS & MINING -- 0.1%
ACP Holding Co. expires 09/30/13*(a)                       30,652      46,744
                                                                  -----------
Total Warrants (Cost $104,472)                                         78,508
                                                                  -----------

SHORT-TERM INVESTMENT -- 3.5%

Federal Home Loan Mortgage 4.900%, due 04/02/07 (Cost
  -- $2,699,632)                                       $2,700,000   2,699,633
                                                                  -----------

TOTAL INVESTMENTS -- 98.6% (Cost $74,902,556#)                     76,758,231
                                                                  -----------

Other Assets and Liabilities (net) -- 1.4%                          1,098,577
                                                                  -----------

TOTAL NET ASSETS -- 100.0%                                        $77,856,808
                                                                  ===========
--------
PORTFOLIO FOOTNOTES
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $3,064,700 and $1,209,025 respectively, resulting in a net unrealized appreciation of $1,855,675.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $14,182,337 of net assets.
(b) Variable or floating rate security. The stated rate represents the rate at March 31, 2007.
(c) Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)  Security is in default and/or issuer is in bankruptcy.
(f) Security is valued in good faith at fair value by or under the direction of the Board of Directors.

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

The following table summarizes the credit composition of the portfolio holdings of the BlackRock High Yield Portfolio at March 31, 2007, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                  PERCENTAGE OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY                             PORTFOLIO
---------------------------------------                           -------------
AAA                                                                    3.52%
A                                                                      0.07
BBB                                                                    1.04
BB                                                                    17.67
B                                                                     52.59
Below B                                                               22.83
Equities/Other                                                         2.28
                                                                     ------
Total:                                                               100.00%
                                                                     ======

MET INVESTORS SERIES TRUST
BLACKROCK LARGE-CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 99.5%

AEROSPACE & DEFENSE -- 3.4%
Lockheed Martin Corp.                                        16,000 $ 1,552,320
Northrop Grumman Corp.                                       16,000   1,187,520
Raytheon Co.                                                 30,000   1,573,800
                                                                    -----------
                                                                      4,313,640
                                                                    -----------
AIRLINES -- 1.9%
AMR Corp. *(a)                                               42,000   1,278,900
Continental Airlines, Inc. - Class B *(a)                    33,000   1,200,870
                                                                    -----------
                                                                      2,479,770
                                                                    -----------
AUTO COMPONENTS -- 1.1%
Goodyear Tire & Rubber Co. (The) *                           44,000   1,372,360
                                                                    -----------
AUTOMOBILES -- 2.0%
General Motors Corp. (a)                                     45,000   1,378,800
Harley-Davidson, Inc. (a)                                    21,000   1,233,750
                                                                    -----------
                                                                      2,612,550
                                                                    -----------
BANKS -- 0.7%
Bank of America Corp.                                        18,000     918,360
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
Automatic Data Processing, Inc.                              21,000   1,016,400
Convergys Corp. *                                            21,000     533,610
                                                                    -----------
                                                                      1,550,010
                                                                    -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 2.1%
Cisco Systems, Inc. *                                       105,000   2,680,650
                                                                    -----------
COMPUTERS & PERIPHERALS -- 7.6%
Apple, Inc. *                                                12,000   1,114,920
Hewlett-Packard Co.                                          58,000   2,328,120
International Business Machines Corp.                        28,000   2,639,280
Lexmark International, Inc. - Class A *(a)                   15,000     876,900
NCR Corp. *                                                  28,000   1,337,560
Sun Microsystems, Inc. *                                    232,000   1,394,320
                                                                    -----------
                                                                      9,691,100
                                                                    -----------
CONTAINERS & PACKAGING -- 1.3%
Packaging Corp. of America                                   52,000   1,268,800
Pactiv Corp. *                                               13,000     438,620
                                                                    -----------
                                                                      1,707,420
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
Agilent Technologies, Inc. *                                 41,000   1,381,290
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 12.1%
Bear Stearns Cos., Inc.                                       9,000   1,353,150
Citigroup, Inc.                                              70,000   3,593,800
First Marblehead Corp. (The) (a)                              7,000     314,230
Goldman Sachs Group, Inc. (The)                              10,000   2,066,300
JPMorgan Chase & Co.                                         58,000   2,806,040
Lehman Brothers Holdings, Inc.                               22,000   1,541,540
Morgan Stanley                                               26,000   2,047,760
Prudential Financial, Inc.                                   19,000   1,714,940
                                                                    -----------
                                                                     15,437,760
                                                                    -----------
FOOD & DRUG RETAILING -- 0.1%
Safeway, Inc.                                                 2,000      73,280
                                                                    -----------
FOOD PRODUCTS -- 1.0%
Campbell Soup Co.                                            33,000   1,285,350
                                                                    -----------

MET INVESTORS SERIES TRUST
BLACKROCK LARGE-CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES   VALUE
--------------------                                        ------ ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
Johnson & Johnson                                            6,000 $  361,560
Zimmer Holdings, Inc. *                                      9,000    768,690
                                                                   ----------
                                                                    1,130,250
                                                                   ----------
HEALTH CARE PROVIDERS & SERVICES -- 7.1%
Aetna, Inc.                                                 34,000  1,488,860
AmerisourceBergen Corp.                                     26,000  1,371,500
Express Scripts, Inc. *                                      7,000    565,040
Humana, Inc. *                                               3,000    174,060
Laboratory Corp. of America Holdings *                       3,000    217,890
McKesson Corp.                                              26,000  1,522,040
UnitedHealth Group, Inc.                                    36,000  1,906,920
WellPoint, Inc. *                                           22,000  1,784,200
                                                                   ----------
                                                                    9,030,510
                                                                   ----------
HOUSEHOLD PRODUCTS -- 0.5%
Procter & Gamble Co. (The)                                  11,000    694,760
                                                                   ----------
INDUSTRIAL - DIVERSIFIED -- 1.9%
General Electric Co.                                        61,000  2,156,960
Honeywell International, Inc.                                6,000    276,360
                                                                   ----------
                                                                    2,433,320
                                                                   ----------
INSURANCE -- 5.5%
Alleghany Corp. *(a)                                         2,040    762,144
American International Group, Inc.                          39,000  2,621,580
Chubb Corp. (The)                                            3,000    155,010
Nationwide Financial Services, Inc. - Class A               22,000  1,184,920
PMI Group, Inc. (The)                                       19,000    859,180
SAFECO Corp.                                                21,000  1,395,030
                                                                   ----------
                                                                    6,977,864
                                                                   ----------
INTERNET SOFTWARE & SERVICES -- 0.9%
McAfee, Inc. *                                              41,000  1,192,280
                                                                   ----------
IT CONSULTING & SERVICES -- 1.0%
Computer Sciences Corp. *(a)                                 6,000    312,780
Fiserv, Inc. *                                              18,000    955,080
                                                                   ----------
                                                                    1,267,860
                                                                   ----------
LEISURE EQUIPMENT & PRODUCTS -- 1.0%
Hasbro, Inc. (a)                                            44,000  1,259,280
                                                                   ----------
MACHINERY -- 0.8%
Terex Corp. *                                               15,000  1,076,400
                                                                   ----------
MEDIA -- 3.9%
DIRECTV Group, Inc. (The) *                                 50,000  1,153,500
Time Warner, Inc.                                           96,000  1,893,120
Walt Disney Co. (The)                                       57,000  1,962,510
                                                                   ----------
                                                                    5,009,130
                                                                   ----------
METALS & MINING -- 2.4%
Nucor Corp.                                                 23,000  1,497,990
United States Steel Corp.                                   16,000  1,586,720
                                                                   ----------
                                                                    3,084,710
                                                                   ----------
OFFICE FURNISHINGS & SUPPLIES -- 1.0%
Avery Dennison Corp. *                                      20,000  1,285,200
                                                                   ----------
OIL & GAS -- 10.3%
Chevron Corp.                                               38,000  2,810,480
Exxon Mobil Corp.                                           70,000  5,281,500
Frontier Oil Corp.                                          37,000  1,207,680
Marathon Oil Corp.                                          16,000  1,581,280
Tesoro Corp.                                                 6,000    602,580

MET INVESTORS SERIES TRUST
BLACKROCK LARGE-CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
--------------------                                    ------- ------------
Valero Energy Corp.                                      26,000 $  1,676,740
                                                                ------------
                                                                  13,160,260
                                                                ------------
PHARMACEUTICALS -- 4.7%
Medco Health Solutions, Inc. *                            4,000      290,120
Merck & Co., Inc.                                        48,000    2,120,160
Mylan Laboratories, Inc.                                 30,000      634,200
Pfizer, Inc.                                            117,000    2,955,420
                                                                ------------
                                                                   5,999,900
                                                                ------------
RETAIL - MULTILINE -- 3.7%
J.C. Penney Co., Inc.                                    18,000    1,478,880
Kohl's Corp. *                                           20,000    1,532,200
Target Corp.                                             29,000    1,718,540
                                                                ------------
                                                                   4,729,620
                                                                ------------
RETAIL - SPECIALTY -- 3.7%
Abercrombie & Fitch Co. - Class A                        10,000      756,800
Nordstrom, Inc.                                          26,000    1,376,440
RadioShack Corp. (a)                                     34,000      919,020
Ross Stores, Inc.                                         9,000      309,600
Staples, Inc.                                            55,000    1,421,200
                                                                ------------
                                                                   4,783,060
                                                                ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.6%
Altera Corp. *                                           63,000    1,259,370
Analog Devices, Inc.                                     33,000    1,138,170
Applied Materials, Inc.                                  86,000    1,575,520
NVIDIA Corp. *                                           43,000    1,237,540
Xilinx, Inc.                                             25,000      643,250
                                                                ------------
                                                                   5,853,850
                                                                ------------
SOFTWARE -- 6.3%
BEA Systems, Inc. *                                      83,000      961,970
CA, Inc.                                                     90        2,332
Intuit, Inc. *                                           41,000    1,121,760
Microsoft Corp.                                         126,000    3,511,620
Oracle Corp. *                                          111,000    2,012,430
Symantec Corp. *                                         23,000      397,900
                                                                ------------
                                                                   8,008,012
                                                                ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.1%
AT&T, Inc.                                               23,000      906,890
CenturyTel, Inc.                                         10,000      451,900
                                                                ------------
                                                                   1,358,790
                                                                ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Polo Ralph Lauren Corp.                                   8,000      705,200
                                                                ------------
TOBACCO -- 1.4%
Altria Group, Inc.                                        5,000      439,050
UST, Inc. (a)                                            23,000    1,333,540
                                                                ------------
                                                                   1,772,590
                                                                ------------
TRANSPORTATION -- 0.7%
YRC Worldwide, Inc. *(a)                                 23,000      925,060
                                                                ------------
Total Common Stocks
  (Cost $107,492,266)                                            127,241,446
                                                                ------------
ESCROWED SHARES -- 0.0%
ESC Seagate Technology(b)
  (Cost -- $0)                                           27,200           27
                                                                ------------

MET INVESTORS SERIES TRUST
BLACKROCK LARGE-CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES    VALUE
--------------------                                   ------ ------------
TOTAL INVESTMENTS -- 99.5% (Cost $107,492,266#)                127,241,473
                                                              ------------
Other Assets and Liabilities (net) -- 0.5%                         640,952
                                                              ------------
TOTAL NET ASSETS -- 100.0%                                    $127,882,425
                                                              ============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $10,259,031 and the collateral received consisted of cash in the amount of $10,506,250.
(b) Illiquid securities representing in the aggregate 0.000% of net assets.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $21,423,863 and $1,674,656 respectively, resulting in a net unrealized appreciation of $19,749,207.

MET INVESTORS SERIES TRUST
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

                                                        SHARES /
SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ---------- ------------
INVESTMENT COMPANY SECURITIES -- 95.9%
iShares Dow Jones U.S. Consumer Goods Sector Index
  Fund (a)                                                139,871 $  8,431,424
iShares Dow Jones U.S. Consumer Services Sector Index
  Fund (a)                                                 41,903    2,861,975
iShares Dow Jones U.S. Energy Sector Index Fund (a)        21,100    2,202,418
iShares Dow Jones U.S. Financial Sector Index Fund (a)     80,878    9,231,415
iShares Dow Jones U.S. Healthcare Sector Index Fund
  (a)                                                     251,992   16,810,386
iShares Dow Jones U.S. Industrial Sector Index Fund
  (a)                                                      92,577    6,185,069
iShares Dow Jones U.S. Technology Sector Index Fund
  (a)                                                     119,364    6,440,881
iShares Dow Jones U.S. Telecommunications Sector
  Index Fund (a)                                          142,640    4,438,957
iShares Dow Jones U.S. Utilities Sector Index Fund (a)     26,955    2,617,600
iShares GS $ InvesTop Corporate Bond Fund (a)             169,705   18,207,649
iShares Lehman 1-3 Year Treasury Bond Fund (a)            131,189   10,555,467
iShares Lehman 7-10 Year Treasury Bond Fund (a)            35,000    2,908,150
iShares MSCI EAFE Index Fund (a)                          141,912   10,827,886
iShares S&P 500 Index Fund                                328,135   46,706,736
iShares S&P MidCap 400 Index Fund (a)                     250,433   21,186,632
SPDR Trust Series 1 (a)                                    64,900    9,215,800
Vanguard Consumer Discretionary VIPERs                     24,355    1,492,962
Vanguard Consumer Staples VIPERs                           86,565    5,683,858
Vanguard Energy VIPERs (a)                                 63,650    5,611,384
Vanguard Financials VIPERs                                 50,032    3,177,532
Vanguard Industrials VIPERs (a)                            64,445    4,311,371
Vanguard Information Technology ETF (a)                    81,523    4,267,729
Vanguard Utilities ETF (a)                                    500       41,665
                                                                  ------------
Total Investment Company Securities
  (Cost $185,262,905)                                              203,414,946
                                                                  ------------
SHORT-TERM INVESTMENTS -- 4.5%
Metropolitan Series Fund, Inc.: BlackRock Money
  Market Portfolio                                          2,596      259,612
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/30/07 at 3.400% to be repurchased at
  $9,138,589 on 04/02/2007 collateralized by
  $9,450,000 FFCB at 3.375% due 07/15/2008 with a
  value of $9,320,063.                                 $9,136,000    9,136,000
                                                                  ------------
Total Short-Term Investments
  (Cost $9,395,612)                                                  9,395,612
                                                                  ------------
TOTAL INVESTMENTS--100.4% (COST $194,658,517#)                     212,810,558
                                                                  ------------
Other Assets and Liabilities (net) -- (0.4)%                          (745,111)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $212,065,447
                                                                  ============
--------
PORTFOLIO FOOTNOTES
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $18,232,981 and $80,940 respectively, resulting in a net unrealized appreciation of $18,152,041.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $51,462,787 and the collateral received consisted of cash in the amount of $50,440,890.
FFCB- Federal Farm Credit Bank

MET INVESTORS SERIES TRUST
CYCLICAL GROWTH ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

                                                        SHARES /
SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ---------- ------------
INVESTMENT COMPANY SECURITIES -- 97.9%

iShares Dow Jones U.S. Consumer Goods Sector Index
  Fund                                                    154,439 $  9,309,583
iShares Dow Jones U.S. Consumer Services Sector Index
  Fund (a)                                                 22,409    1,530,535
iShares Dow Jones U.S. Energy Sector Index Fund (a)        28,500    2,974,830
iShares Dow Jones U.S. Financial Sector Index Fund (a)     87,164    9,948,899
iShares Dow Jones U.S. Healthcare Sector Index Fund
  (a)                                                     297,057   19,816,672
iShares Dow Jones U.S. Industrial Sector Index Fund
  (a)                                                     103,409    6,908,755
iShares Dow Jones U.S. Technology Sector Index Fund
  (a)                                                     124,857    6,737,284
iShares Dow Jones U.S. Telecommunications Sector
  Index Fund (a)                                          164,318    5,113,576
iShares Dow Jones U.S. Utilities Sector Index Fund (a)     22,313    2,166,815
iShares MSCI EAFE Index Fund (a)                          331,435   25,288,490
iShares S&P 500 Index Fund (a)                            369,057   52,531,573
iShares S&P MidCap 400 Index Fund (a)                     439,128   37,150,229
SPDR Trust Series 1 (a)                                   248,000   35,216,000
Vanguard Consumer Discretionary VIPERs (a)                 41,255    2,528,932
Vanguard Consumer Staples VIPERs (a)                      112,386    7,379,265
Vanguard Energy VIPERs (a)                                 61,167    5,392,483
Vanguard Financials VIPERs (a)                             42,882    2,723,436
Vanguard Industrials VIPERs (a)                            72,145    4,826,501
Vanguard Information Technology ETF (a)                    90,623    4,744,114
Vanguard Utilities ETF (a)                                  7,300      608,309
                                                                  ------------
Total Investment Company Securities
  (Cost $216,960,192)                                              242,896,281
SHORT - TERM INVESTMENTS -- 2.3%
Metropolitan Series Fund, Inc.: BlackRock Money
  Market Portfolio                                          3,310      330,995
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/30/07 at 3.400% to be repurchased at
  $5,407,532 on 04/02/07 collateralized by $5,475,000
  FHLMC at 4.625% due 12/19/2008 with a value of
  $5,516,063.                                          $5,406,000    5,406,000
                                                                  ------------
Total Short - Term Investments
  (Cost $5,736,995)                                                  5,736,995
                                                                  ------------
TOTAL INVESTMENTS -- 100.2% (COST $222,697,187#)                   248,633,276
                                                                  ------------
Other Assets and Liabilities (net) -- (0.2)%                          (541,618)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $248,091,658
                                                                  ============
--------
PORTFOLIO FOOTNOTES
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $25,936,089 and $0 respectively, resulting in a net unrealized appreciation of $25,936,089.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $59,031,028 and the collateral received consisted of cash in the amount of $60,302,829.
FHLMC- Federal Home Loan Mortgage Corporation

MET INVESTORS SERIES TRUST
DREMAN SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES     VALUE
--------------------                                       ------- -----------
COMMON STOCKS -- 94.0%

AEROSPACE & DEFENSE -- 5.1%
Aeroflex, Inc. *                                            93,900 $ 1,234,785
Armor Holdings, Inc. *                                      17,000   1,144,610
BE Aerospace, Inc. *                                        37,300   1,182,410
Curtiss-Wright Corp.                                        30,000   1,156,200
DRS Technologies, Inc.                                      20,600   1,074,702
                                                                   -----------
                                                                     5,792,707
                                                                   -----------
AIR FREIGHT & LOGISTICS -- 0.8%
ABX Air, Inc. *                                            139,900     958,315
                                                                   -----------
AIRLINES -- 0.9%
Alaska Air Group, Inc. *                                    27,000   1,028,700
                                                                   -----------
BANKS -- 11.3%
Boston Private Financial Holdings, Inc.                     38,300   1,069,336
Chittenden Corp.                                            36,200   1,092,878
Citizens Banking Corp.                                      47,400   1,050,384
City Holding Co.                                            27,500   1,112,375
Columbia Banking System, Inc.                               33,100   1,116,463
Corus Bankshares, Inc.                                      37,000     631,220
FirstMerit Corp.                                            51,600   1,089,276
MAF Bancorp, Inc.                                           26,400   1,091,376
MB Financial, Inc.                                          31,200   1,123,512
Sterling Financial Corp.                                    50,300   1,116,660
Sterling Financial Corp. of Spokane                         34,800   1,085,412
UCBH Holdings, Inc.                                         60,000   1,117,200
                                                                   -----------
                                                                    12,696,092
                                                                   -----------
BUILDING PRODUCTS -- 2.0%
Lennox International, Inc.                                  31,700   1,131,690
NCI Building Systems, Inc. *                                22,900   1,093,246
                                                                   -----------
                                                                     2,224,936
                                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.1%
Central Parking Corp.                                       46,500   1,031,370
Ennis, Inc.                                                 42,200   1,129,272
Fair Isaac Corp.                                            28,400   1,098,512
Kelly Services, Inc.                                        34,500   1,110,900
Nobel Learning Communities, Inc. *                           8,078     122,301
Pediatrix Medical Group, Inc. *                             21,200   1,209,672
                                                                   -----------
                                                                     5,702,027
                                                                   -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 2.1%
Arris Group, Inc. *                                         82,000   1,154,560
CommScope, Inc. *                                           28,400   1,218,360
                                                                   -----------
                                                                     2,372,920
                                                                   -----------
CONTAINERS & PACKAGING -- 1.0%
Myers Industrials, Inc.                                     59,600   1,113,328
                                                                   -----------
ELECTRIC UTILITIES -- 2.9%
Allete, Inc.                                                22,700   1,058,274
IDACORP, Inc.                                               33,400   1,130,256
Integrys Energy Group, Inc.                                 20,400   1,132,404
                                                                   -----------
                                                                     3,320,934
                                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.1%
Anixter International, Inc. *                               17,900   1,180,326
General Cable Corp. *                                       21,300   1,138,059
Regal-Beloit Corp.                                          24,200   1,122,396
Varian, Inc. *                                              19,600   1,141,896
                                                                   -----------
                                                                     4,582,677
                                                                   -----------

MET INVESTORS SERIES TRUST
DREMAN SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES    VALUE
--------------------                                        ------- ----------
FINANCIAL - DIVERSIFIED -- 3.3%
ASTA Funding, Inc.                                           33,400 $1,442,212
Financial Federal Corp.                                      41,900  1,102,808
Waddell & Reed Financial, Inc.--Class A                      48,200  1,124,024
                                                                    ----------
                                                                     3,669,044
                                                                    ----------
FOOD & DRUG RETAILING -- 4.2%
Central European Distribution Corp *                         42,100  1,225,531
Nash Finch Co.                                               35,300  1,216,438
Ruddick Corp.                                                37,400  1,124,992
Weis Markets, Inc.                                           24,800  1,108,560
                                                                    ----------
                                                                     4,675,521
                                                                    ----------
FOOD PRODUCTS -- 3.1%
Del Monte Foods Co.                                          96,800  1,111,264
J.M. Smucker Co. (The)                                       21,700  1,157,044
Ralcorp Holdings, Inc. *                                     18,200  1,170,260
                                                                    ----------
                                                                     3,438,568
                                                                    ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
Cooper Cos., Inc. (The)                                      23,200  1,127,984
Syneron Medical, Ltd. *                                      41,300  1,117,165
                                                                    ----------
                                                                     2,245,149
                                                                    ----------
HEALTH CARE PROVIDERS & SERVICES -- 5.0%
Amedisys, Inc. *                                             33,500  1,086,405
Amsurg Corp. *                                               44,000  1,077,560
Healthspring, Inc. *                                         50,900  1,198,695
LifePoint Hospitals, Inc. *                                  29,500  1,127,490
Option Care, Inc.                                            82,700  1,099,910
                                                                    ----------
                                                                     5,590,060
                                                                    ----------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
Century Casinos, Inc. *                                      15,302    126,241
Ruby Tuesday, Inc.                                           37,400  1,069,640
                                                                    ----------
                                                                     1,195,881
                                                                    ----------
HOUSEHOLD DURABLES -- 0.9%
HNI Corp.                                                    22,800  1,047,204
                                                                    ----------
INSURANCE -- 6.9%
Argonaut Group, Inc. *                                       31,800  1,029,048
Endurance Specialty Holdings, Ltd.                           31,900  1,140,106
Hanover Insurance Group, Inc. (The)                          24,000  1,106,880
IPC Holdings, Ltd.                                           38,300  1,104,955
Platinum Underwriters Holdings, Ltd.                         34,000  1,090,720
Safety Insurance Group, Inc.                                 27,950  1,121,354
United Fire & Casualty Co.                                   32,800  1,152,264
                                                                    ----------
                                                                     7,745,327
                                                                    ----------
LEISURE EQUIPMENT & PRODUCTS -- 1.0%
K2, Inc. *                                                   93,500  1,130,415
                                                                    ----------

MACHINERY -- 2.1%
Barnes Group, Inc.                                           50,100  1,152,801
Kennametal, Inc.                                             17,400  1,176,414
                                                                    ----------
                                                                     2,329,215
                                                                    ----------
METALS & MINING -- 3.4%
Iamgold Corp.                                               142,600  1,099,446
RTI International Metals, Inc. *                             12,900  1,174,029
Uranium Resources, Inc. *                                   193,300  1,575,395
                                                                    ----------
                                                                     3,848,870
                                                                    ----------

MET INVESTORS SERIES TRUST
DREMAN SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        SHARES/PAR
SECURITY DESCRIPTION                                      AMOUNT      VALUE
--------------------                                    ---------- ------------
OIL & GAS -- 9.1%
Atwood Oceanics, Inc. *                                     21,100 $  1,238,359
Delta Petroleum Corp. *                                     58,900    1,352,344
OMI Corp.                                                   47,700    1,281,222
Parallel Petroleum Corp. *                                  78,200    1,794,690
Petrohawk Energy Corp. *                                    90,500    1,191,885
Petroquest Energy, Inc. *                                  100,500    1,174,845
St. Mary Land & Exploration Co.                             31,100    1,140,748
Superior Energy Services, Inc. *                            32,600    1,123,722
                                                                   ------------
                                                                     10,297,815
                                                                   ------------
PERSONAL PRODUCTS -- 1.0%
Helen of Troy, Ltd. *                                       49,300    1,119,603
                                                                   ------------
PHARMACEUTICALS -- 1.0%
Axcan Pharma, Inc. *                                        67,500    1,114,425
                                                                   ------------
REAL ESTATE -- 3.8%
American Financial Realty Trust (REIT)                     100,400    1,012,032
Ashford Hospitality Trust, Inc. (REIT)                      90,800    1,084,152
Highland Hospitality Corp. (REIT)                           65,700    1,169,460
Medical Properties Trust, Inc. (REIT)                       72,800    1,069,432
                                                                   ------------
                                                                      4,335,076
                                                                   ------------
RETAIL - SPECIALTY -- 4.0%
Hanesbrands, Inc. *                                         44,000    1,293,160
Men's Wearhouse, Inc. (The)                                 22,800    1,072,740
Regis Corp.                                                 26,700    1,077,879
United Auto Group, Inc.                                     51,100    1,037,330
                                                                   ------------
                                                                      4,481,109
                                                                   ------------
ROAD & RAIL -- 1.0%
GATX Corp.                                                  23,600    1,128,080
                                                                   ------------
SOFTWARE -- 1.0%
Jack Henry & Associates, Inc.                               47,400    1,139,970
Stec, Inc. *                                                 6,700       47,045
                                                                   ------------
                                                                      1,185,063
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.0%
Alaska Communications Systems Group, Inc.                   74,900    1,104,775
Iowa Telecommunications Services, Inc.                      55,200    1,104,000
                                                                   ------------
                                                                      2,208,775
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Stride Rite Corp.                                           66,900    1,029,591
                                                                   ------------
TOBACCO -- 1.0%
Vector Group Ltd.                                           59,100    1,105,761
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Mueller Water Products, Inc.                                73,600    1,016,416
                                                                   ------------
Total Common Stocks
  (Cost $99,933,507)                                                105,731,556
                                                                   ------------
SHORT-TERM INVESTMENT -- 8.8%
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/30/07 at 3.400% to be repurchased at
  $9,941,816 on 04/02/07 collateralized by $9,895,000
  FHLMC at 6.400% due 05/05/16 with a value of
  $10,142,375.
  (Cost -- $9,939,000)                                  $9,939,000    9,939,000
                                                                   ------------

MET INVESTORS SERIES TRUST
DREMAN SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                                 VALUE
--------------------                                             -------------
TOTAL INVESTMENTS -- 102.8% (Cost $109,872,507#)                 $ 115,670,556
                                                                 -------------
Other Assets and Liabilities (net) -- (2.8)%                        (3,179,860)
                                                                 -------------
TOTAL NET ASSETS -- 100.0%                                       $ 112,490,696
                                                                 =============
--------
Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $7,497,459 and $1,699,410 respectively, resulting in a net unrealized appreciation of $5,798,049.
FHLMC - Federal Home Loan Mortgage Corporation
REIT  - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 97.5%

AEROSPACE & DEFENSE -- 1.9%
Alliant Techsystems, Inc. *(a)                               47,189 $ 4,148,857
Rockwell Collins, Inc. (a)                                   79,817   5,342,152
                                                                    -----------
                                                                      9,491,009
                                                                    -----------
AUTO COMPONENTS -- 2.3%
Autoliv, Inc.                                                95,506   5,454,348
Johnson Controls, Inc.                                       65,720   6,218,426
                                                                    -----------
                                                                     11,672,774
                                                                    -----------
AUTOMOBILES -- 0.4%
Avis Budget Group, Inc. *                                    75,150   2,053,098
                                                                    -----------
BANKS -- 8.8%
City National Corp.                                          27,648   2,034,893
Commerce Bancshares, Inc. (a)                                69,815   3,372,763
First Horizon National Corp. (a)                             78,777   3,271,609
Hudson City Bancorp, Inc. (a)                               178,368   2,440,074
Keycorp                                                     300,847  11,272,737
M&T Bank Corp.                                               30,415   3,522,969
Northern Trust Corp.                                        110,650   6,654,491
Webster Financial Corp.                                     114,174   5,481,494
Zions Bancorporation                                         74,501   6,296,824
                                                                    -----------
                                                                     44,347,854
                                                                    -----------
BEVERAGES -- 0.2%
Pepsi Bottling Group, Inc.                                   37,527   1,196,736
                                                                    -----------
BIOTECHNOLOGY -- 0.5%
Charles River Laboratories International, Inc. *             53,006   2,452,058
                                                                    -----------
BUILDING PRODUCTS -- 0.6%
American Standard Cos., Inc.                                 58,396   3,096,156
                                                                    -----------
CHEMICALS -- 4.3%
Agrium, Inc.                                                116,838   4,478,401
Air Products & Chemicals, Inc.                               48,500   3,587,060
Airgas, Inc.                                                116,404   4,906,429
Albemarle Corp.                                              34,012   1,406,056
Celanese Corp.                                              160,622   4,953,582
Chemtura Corp.                                              210,040   2,295,737
                                                                    -----------
                                                                     21,627,265
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.1%
Allied Waste Industries, Inc. *                             646,242   8,136,187
H&R Block, Inc. (a)                                         183,320   3,857,053
Republic Services, Inc.                                     131,274   3,652,042
                                                                    -----------
                                                                     15,645,282
                                                                    -----------
COMPUTERS & PERIPHERALS -- 1.7%
Seagate Technology (a)                                      363,646   8,472,952
                                                                    -----------
CONTAINERS & PACKAGING -- 0.6%
Packaging Corp. of America                                  116,847   2,851,067
                                                                    -----------
ELECTRIC UTILITIES -- 15.4%
American Electric Power Co., Inc.                            69,980   3,411,525
CMS Energy Corp.                                             87,908   1,564,762
Constellation Energy Group, Inc.                             16,890   1,468,586
DPL, Inc. (a)                                               297,935   9,262,799
Edison International                                        229,076  11,254,504
Entergy Corp.                                               159,584  16,743,553
FirstEnergy Corp.                                            71,021   4,704,431
Northeast Utilities                                          88,547   2,901,685
PG&E Corp.                                                  231,502  11,174,602

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
PPL Corp.                                                   261,910 $10,712,119
Sierra Pacific Resources *                                   21,224     368,873
Wisconsin Energy Corp.                                       85,636   4,155,059
                                                                    -----------
                                                                     77,722,498
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.8%
PerkinElmer, Inc.                                           160,806   3,894,721
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
Amphenol Corp.--Class A                                     130,538   8,428,839
Cooper Industries, Ltd.--Class A                            126,652   5,698,073
                                                                    -----------
                                                                     14,126,912
                                                                    -----------
FINANCIAL--DIVERSIFIED -- 3.5%
Bear Stearns Cos., Inc.                                      48,244   7,253,486
CIT Group, Inc.                                             104,309   5,520,032
E*TRADE Financial Corp. *                                    49,404   1,048,353
Eaton Vance Corp.                                            59,516   2,121,150
Lazard, Ltd.--Class A (a)                                    34,635   1,737,984
                                                                    -----------
                                                                     17,681,005
                                                                    -----------
FOOD & DRUG RETAILING -- 2.7%
Safeway, Inc. (a)                                           114,562   4,197,552
SUPERVALU, Inc. (a)                                         245,407   9,588,051
                                                                    -----------
                                                                     13,785,603
                                                                    -----------
FOOD PRODUCTS -- 0.3%
Smithfield Foods, Inc. *(a)                                  57,004   1,707,270
                                                                    -----------
GAS UTILITIES -- 0.7%
AGL Resources, Inc.                                          78,566   3,356,340
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
IMS Health, Inc.                                            208,872   6,195,144
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.9%
Coventry Health Care, Inc. *                                 73,498   4,119,563
Health Net, Inc. *                                           97,399   5,241,040
                                                                    -----------
                                                                      9,360,603
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
Boyd Gaming Corp. (a)                                        60,080   2,862,211
                                                                    -----------
HOUSEHOLD DURABLES -- 3.0%
D.R. Horton, Inc.                                            90,377   1,988,294
Lennar Corp.--Class A                                       127,365   5,376,077
Newell Rubbermaid, Inc.                                     248,235   7,717,626
                                                                    -----------
                                                                     15,081,997
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.4%
Clorox Co.                                                  107,647   6,856,037
                                                                    -----------
INDUSTRIAL--DIVERSIFIED -- 0.4%
Carlisle Cos., Inc.                                          48,462   2,080,474
                                                                    -----------
INSURANCE -- 7.6%
Ambac Financial Group, Inc.                                 126,340  10,914,513
Assurant, Inc.                                               47,735   2,560,028
Everest Reinsurance Group, Ltd.                              65,216   6,271,823
Lincoln National Corp.                                       36,674   2,486,130
MGIC Investment Corp. (a)                                    37,162   2,189,585
PartnerRe, Ltd. (a)                                          73,904   5,065,380
PMI Group, Inc. (The) (a)                                    47,037   2,127,013
Radian Group, Inc.                                           20,669   1,134,315
RenaissanceRe Holdings, Ltd. (a)                             40,018   2,006,503
Torchmark Corp.                                              22,514   1,476,693

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
UnumProvident Corp.                                          98,344 $ 2,264,862
                                                                    -----------
                                                                     38,496,845
                                                                    -----------
IT CONSULTING & SERVICES -- 0.8%
BearingPoint, Inc. *(a)                                     493,747   3,782,102
                                                                    -----------
MEDIA -- 0.5%
Charter Communications, Inc. *(a)                           892,798   2,490,906
                                                                    -----------
METALS & MINING -- 2.7%
Commercial Metals Co.                                       229,542   7,196,142
Steel Dynamics, Inc.                                         62,620   2,705,184
United States Steel Corp.                                    36,020   3,572,103
                                                                    -----------
                                                                     13,473,429
                                                                    -----------
OIL & GAS -- 10.8%
BJ Services Co.                                              45,548   1,270,789
EOG Resources, Inc.                                         167,652  11,960,294
Range Resources Corp. (a)                                   509,439  17,015,262
Ultra Petroleum Corp. *(a)                                  177,592   9,435,463
W-H Energy Services, Inc. *                                  49,776   2,326,530
Williams Cos., Inc. (The)                                   435,867  12,404,775
                                                                    -----------
                                                                     54,413,113
                                                                    -----------
PAPER & FOREST PRODUCTS -- 1.0%
MeadWestvaco Corp.                                          164,974   5,087,798
                                                                    -----------
PHARMACEUTICALS -- 1.0%
MedImmune, Inc. *(a)                                        144,410   5,255,080
                                                                    -----------
REAL ESTATE -- 7.1%
Apartment Investment & Management Co. (REIT) - Class A      113,209   6,531,027
Brandywine Realty Trust (REIT) (a)                          116,760   3,900,952
Developers Diversified Realty Corp. (REIT) (a)               38,704   2,434,482
Equity Residential (REIT)                                    57,422   2,769,463
Highwoods Properties, Inc. (REIT)                            91,720   3,622,023
Home Properties, Inc. (REIT)                                 30,668   1,619,577
iStar Financial, Inc. (REIT)                                 66,905   3,133,161
Liberty Property Trust (REIT) (a)                            97,463   4,748,397
Mack-Cali Realty Corp. (REIT)                                87,709   4,177,580
Pennsylvania Real Estate Investment Trust (REIT)             65,240   2,892,089
                                                                    -----------
                                                                     35,828,751
                                                                    -----------
RETAIL - SPECIALTY -- 1.0%
Ross Stores, Inc.                                            70,077   2,410,649
Williams-Sonoma, Inc. (a)                                    69,589   2,467,626
                                                                    -----------
                                                                      4,878,275
                                                                    -----------
ROAD & RAIL -- 0.7%
Landstar System, Inc.                                        43,830   2,009,167
Norfolk Southern Corp.                                       30,715   1,554,179
                                                                    -----------
                                                                      3,563,346
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.3%
LSI Logic Corp. *(a)                                        227,005   2,369,932
Tessera Technologies, Inc. *(a)                             105,118   4,177,390
                                                                    -----------
                                                                      6,547,322
                                                                    -----------
SOFTWARE -- 2.0%
Activision, Inc. *                                          535,099  10,134,775
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.5%
Embarq Corp.                                                132,472   7,464,797
                                                                    -----------
TOBACCO -- 0.4%
Reynolds American, Inc. (a)                                  33,030   2,061,402
                                                                    -----------

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        SHARES /
SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ----------- ------------
Total Common Stocks
  (Cost $425,914,776)                                              $491,095,007
                                                                   ------------
SHORT-TERM INVESTMENT -- 2.3%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 03/30/07 at 3.400% to be repurchased at
  $11,441,241 on 04/02/07 collateralized by
  $11,830,000 FFCB at 3.375% due 07/15/08 with a
  value of $11,667,338
  (Cost -- $11,438,000)                                $11,438,000   11,438,000
                                                                   ------------
TOTAL INVESTMENTS -- 99.8% (Cost $437,352,776#)                     502,533,007
                                                                   ------------
Other Assets and Liabilities (net) -- 0.2%                              809,206
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $503,342,213
                                                                   ============
--------
Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $70,561,531 and $5,381,300 respectively, resulting in a net unrealized appreciation of $65,180,231.
(a) A portion or all of the security was held on loan. As of March 31 2007, the market value of the securities loaned was $68,047,752 and the collateral received consisted of cash in the amount of $69,265,874 & securities in the amount of $546,627.
FFCB - Federal Farm Credit Bank
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                    ---------- ------------
COMMON STOCKS -- 95.8%

AUSTRALIA -- 1.0%
Australia and New Zealand Banking Group, Ltd. (a)          703,000 $ 16,938,741
Telstra Corp., Ltd. (a)                                  1,740,014    6,565,710
                                                                   ------------
                                                                     23,504,451
                                                                   ------------
FRANCE -- 7.3%
BNP Paribas (a)                                            328,200   34,391,435
Neopost S.A. (a)                                            70,100   10,047,764
Publicis Groupe (a)                                        930,000   45,083,754
Sanofi-Aventis (a)                                         118,035   10,289,960
Societe Television Francaise 1 (a)                         858,000   28,804,205
Total S.A. (a)                                             113,632    7,949,170
Vivendi (a)                                                802,200   32,675,132
                                                                   ------------
                                                                    169,241,420
                                                                   ------------
GERMANY -- 9.7%
Bayerische Motoren Werke (BMW) AG (a)                    1,218,000   71,842,045
DaimlerChrysler AG (a)                                   1,104,500   90,463,485
Hannover Rueckversicherung AG (a)                          942,500   42,065,976
Henkel KGaA                                                154,000   20,678,283
                                                                   ------------
                                                                    225,049,789
                                                                   ------------
HONG KONG -- 0.6%
Giordano International, Ltd. (a)                        28,034,000   13,598,567
                                                                   ------------
IRELAND -- 1.7%
Bank of Ireland                                          1,807,000   39,110,773
                                                                   ------------
ISRAEL -- 0.2%
Orbotech, Ltd. *                                           265,000    5,837,950
                                                                   ------------
ITALY -- 0.5%
Bulgari S.p.A. (a)                                         737,000   10,664,217
                                                                   ------------
JAPAN -- 13.4%
Daiwa Securities Group, Inc. (a)                         4,706,000   56,400,200
Honda Motor Co., Ltd. (a)                                  717,300   25,088,102
Meitec Corp. (a)                                           432,800   13,942,795
Nikko Cordial Corp. (a)                                  4,544,200   64,623,992
NTT DoCoMo, Inc. (a)                                         9,050   16,686,305
Omron Corp. (a)                                            556,400   14,981,344
Rohm Co., Ltd. (a)                                         769,498   70,110,647
Takeda Pharmaceutical Co., Ltd. (a)                        425,000   27,818,312
Uni-Charm Corp. (a)                                        365,000   23,058,735
                                                                   ------------
                                                                    312,710,432
                                                                   ------------
MEXICO -- 0.7%
Grupo Televisa S.A. (ADR)                                  515,900   15,373,820
                                                                   ------------
NETHERLANDS -- 2.5%
Akzo Nobel N.V.                                            230,000   17,486,188
Koninklijke (Royal) Philips Electronics N.V. (a)         1,046,000   40,084,708
                                                                   ------------
                                                                     57,570,896
                                                                   ------------
SINGAPORE -- 1.0%
United Overseas Bank, Ltd.                               1,621,400   22,434,795
                                                                   ------------
SOUTH KOREA -- 6.4%
Kookmin Bank                                               234,000   21,075,511
Lotte Chilsung Beverage Co., Ltd.                           16,930   21,573,221
Samsung Electronics Co., Ltd.                               55,000   32,872,432
SK Telecom Co., Ltd.                                       334,652   68,864,864
SK Telecom Co., Ltd. (ADR)                                 167,200    3,915,824
                                                                   ------------
                                                                    148,301,852
                                                                   ------------

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                    SHARES /
SECURITY DESCRIPTION                               PAR AMOUNT       VALUE
--------------------                              ------------ ---------------
SPAIN -- 2.2%
Gestevision Telecinco S.A. (a)                       1,802,500 $    52,216,413
                                                               ---------------
SWITZERLAND -- 17.8%
Adecco S.A. (a)                                      1,089,700      69,597,234
Credit Suisse Group (a)                                951,800      68,568,110
Givaudan S.A. (a)                                       34,150      31,625,099
Nestle S.A. (a)                                        130,200      50,725,915
Novartis AG (a)                                      1,373,000      75,160,597
Swatch Group AG                                        331,200      17,766,860
Syngenta AG                                             39,000       7,453,715
UBS AG (a)                                           1,554,500      92,783,350
                                                               ---------------
                                                                   413,680,880
                                                               ---------------
TAIWAN -- 2.1%
Chinatrust Financial Holding Co., Ltd.              63,792,614      49,794,602
                                                               ---------------
UNITED KINGDOM -- 28.7%
British Sky Broadcasting Group Plc                   6,431,600      71,286,168
Cadbury Schweppes Plc                                3,646,000      46,890,086
Compass Group Plc                                    7,917,000      53,051,134
Diageo Plc                                           3,229,400      65,507,686
GlaxoSmithKline Plc                                  3,205,646      88,419,496
HSBC Holdings Plc                                    4,414,000      77,368,780
Johnston Press Plc                                   3,338,000      30,642,994
Lloyds TSB Group Plc                                 4,941,935      54,562,537
Schroders Plc                                        2,316,400      58,012,457
Signet Group Plc                                    23,865,300      58,746,998
Trinity Mirror Plc                                   3,520,000      36,954,277
Vodafone Group Plc                                   6,309,375      16,856,397
Willis Group Holdings, Ltd. (a)                        244,000       9,657,520
                                                               ---------------
                                                                   667,956,530
                                                               ---------------
Total Common Stocks
  (Cost $1,787,869,699)                                          2,227,047,387
                                                               ---------------
SHORT-TERM INVESTMENT -- 4.6%
State Street Bank & Trust Co., Repurchase
  Agreement dated 03/30/07 at 3.400% to be
  repurchased at $107,346,406 on 04/02/07
  collateralized by 108,920,000 FFCB at 4.875%
  due 02/18/11 with a value of $109,464,600.
  (Cost -- $107,316,000)                          $107,316,000     107,316,000
                                                               ---------------
TOTAL INVESTMENTS -- 100.4%
(Cost $1,895,185,699#)                                           2,334,363,387
                                                               ---------------
Other Assets and Liabilities (net) -- (0.4)%                        (8,631,329)
                                                               ---------------
TOTAL NET ASSETS -- 100.0%                                     $ 2,325,732,058
                                                               ===============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security period.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $446,998,524 and $7,820,836 respectively, resulting in a net unrealized appreciation of $439,177,688.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $412,191,007 and the collateral received consisted of cash in the amount of $432,959,890.
ADR - American Depositary Receipt
FFCB - Federal Farm Credit Bank



MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION 03/31/2007

                                                         VALUE    PERCENTAGE OF
INDUSTRY                                                 (000)     NET ASSETS
--------                                               ---------- -------------
Automobiles                                            $  187,394      8.1%
Banks                                                     315,677     13.6
Beverages                                                  87,081      3.7
Chemicals                                                  56,565      2.4
Commercial Services & Supplies                             69,597      3.0
Electronic Equipment & Instruments                         20,819      0.9
Financial - Diversified                                   340,388     14.6
Food Products                                              97,616      4.2
Hotels, Restaurants & Liesure                              53,051      2.3
Household Products                                         40,085      1.7
Household Durables                                         43,737      1.9
Insurance                                                  51,723      2.2
IT Consulting & Services                                   13,943      0.6
Media                                                     313,037     13.5
Office Furnishing & Supplies                               10,048      0.5
Oil & Gas                                                   7,949      0.3
Pharmaceuticals                                           201,688      8.7
Retail - Specialty                                         72,346      3.1
Semiconductor Equipment & Products                        102,983      4.4
Telecommunication Services - Diversified                    6,566      0.3
Telecommunication Services - Wireless                     106,323      4.6
Textiles, Apparel & Luxury Goods                           28,431      1.2
                                                       ----------     ----
                                                       $2,227,047     95.8%
                                                       ==========     ====

MET INVESTORS SERIES TRUST
JANUS CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
COMMON STOCKS -- 96.3%

BANKS -- 5.1%
Wells Fargo & Co.                                        1,418,440 $ 48,836,889
                                                                   ------------
BIOTECHNOLOGY -- 3.8%
Gilead Sciences, Inc. *                                    478,270   36,587,655
                                                                   ------------
CHEMICALS -- 7.3%
Monsanto Co.                                               327,470   17,997,751
Potash Corp. of Saskatchewan, Inc.                         220,670   35,291,753
Syngenta AG *                                               87,469   16,717,155
                                                                   ------------
                                                                     70,006,659
                                                                   ------------
COMMUNICATIONS EQUIPMENT & SERVICES -- 3.6%
QUALCOMM, Inc.                                             369,650   15,769,269
Research In Motion, Ltd. *                                 139,515   19,042,402
                                                                   ------------
                                                                     34,811,671
                                                                   ------------
COMPUTERS & PERIPHERALS -- 11.2%
Apple, Inc. *                                              869,920   80,824,267
Sun Microsystems, Inc. *                                 4,358,210   26,192,842
                                                                   ------------
                                                                    107,017,109
                                                                   ------------
ELECTRIC UTILITIES -- 2.1%
AES Corp. *                                                910,750   19,599,340
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Sony Corp. (ADR)                                           100,130    5,055,564
                                                                   ------------
FINANCIAL - DIVERSIFIED -- 13.6%
American Express Co.                                       338,220   19,075,608
Goldman Sachs Group, Inc. (The)                            200,940   41,520,232
KKR Private Equity Investment LP (144A) (b)              1,733,757   42,043,607
Moody's Corp.                                              448,980   27,863,699
                                                                   ------------
                                                                    130,503,146
                                                                   ------------
FINANCIAL SERVICES -- 2.9%
Lazard, Ltd. - Class A (a)                                 547,045   27,450,718
                                                                   ------------
FOOD PRODUCTS -- 1.6%
Bunge, Ltd. (a)                                            190,195   15,637,833
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 6.3%
Boyd Gaming Corp.                                          403,560   19,225,599
Harrah's Entertainment, Inc.                               400,100   33,788,445
Melco PBL Entertainment Macau, Ltd. (ADR) *                445,795    7,195,131
                                                                   ------------
                                                                     60,209,175
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 2.1%
Google, Inc. - Class A *                                    44,795   20,523,277
                                                                   ------------
MEDIA -- 3.2%
Comcast Corp. - Class A *                                  425,392   10,834,735
Lamar Advertising Co. - Class A *(a)                       307,595   19,369,257
                                                                   ------------
                                                                     30,203,992
                                                                   ------------
OIL & GAS -- 12.5%
Apache Corp.                                               139,655    9,873,609
ConocoPhillips                                             430,335   29,413,397
EOG Resources, Inc.                                        158,195   11,285,631
Hess Corp. *                                               243,360   13,499,179
Occidental Petroleum Corp.                                 256,670   12,656,398
Suncor Energy, Inc.                                        397,580   30,355,233
Valero Energy Corp.                                        198,875   12,825,449
                                                                   ------------
                                                                    119,908,896
                                                                   ------------

MET INVESTORS SERIES TRUST
JANUS CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                      SHARES /
SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                                 ----------- -------------
PHARMACEUTICALS -- 11.7%
Alcon, Inc.                                              138,225 $  18,220,819
Amylin Pharmaceuticals, Inc. *(a)                        135,530     5,063,401
Celgene Corp. *                                          409,035    21,457,976
Genentech, Inc. *                                        343,805    28,233,267
Roche Holdings AG (a)                                    217,546    38,620,548
                                                                 -------------
                                                                   111,596,011
                                                                 -------------
RETAIL - MULTILINE -- 4.1%
J.C. Penney Co., Inc.                                    475,225    39,044,486
                                                                 -------------
SOFTWARE -- 1.0%
Electronic Arts, Inc. *                                  189,370     9,536,673
                                                                 -------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.7%
Level 3 Communications, Inc. *(a)                      3,046,110    18,581,271
Time Warner Telecom, Inc. - Class A *(a)                 831,565    17,271,605
                                                                 -------------
                                                                    35,852,876
                                                                 -------------
Total Common Stocks (Cost $665,404,053)                            922,381,970
                                                                 -------------
SHORT-TERM INVESTMENT -- 3.8%
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/30/07 at 3.400% to be repurchased at
  $36,697,396 on 04/02/07 collateralized by
  $35,430,000 FHLMC 5.750% due 06/27/16 with a
  value of $37,422,938.
  (Cost -- $36,687,000)                              $36,687,000    36,687,000
                                                                 -------------
TOTAL INVESTMENTS -- 100.1% (Cost $702,091,053#)                   959,068,970
                                                                 -------------
Other Assets and Liabilities (net) -- (0.1)%                        (1,297,551)
                                                                 -------------
TOTAL NET ASSETS -- 100.0%                                       $ 957,771,419
                                                                 =============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $263,392,884 and $6,414,967 respectively, resulting in a net unrealized appreciation of $256,977,917.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $70,304,857 and the collateral received consisted of cash in the amount of $72,772,036.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation

MET INVESTORS SERIES TRUST
LAZARD MID-CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------- -----------
COMMON STOCKS -- 95.9%

BANKS -- 2.7%
Hudson City Bancorp, Inc.                                   704,600 $ 9,638,928
Huntington Bancshares, Inc. (a)                             330,400   7,219,240
                                                                    -----------
                                                                     16,858,168
                                                                    -----------
BEVERAGES -- 3.3%
Coca-Cola Enterprises, Inc.                                 672,200  13,612,050
Constellation Brands, Inc. *(a)                             327,600   6,938,568
                                                                    -----------
                                                                     20,550,618
                                                                    -----------
BIOTECHNOLOGY -- 1.0%
Invitrogen Corp. *(a)                                        95,700   6,091,305
                                                                    -----------
BUILDING PRODUCTS -- 1.9%
Masco Corp.                                                 225,100   6,167,740
USG Corp. *(a)                                              121,400   5,666,952
                                                                    -----------
                                                                     11,834,692
                                                                    -----------
CHEMICALS -- 2.0%
Cabot Corp.                                                 127,500   6,085,575
Celanese Corp.                                              199,100   6,140,244
                                                                    -----------
                                                                     12,225,819
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 7.5%
Cintas Corp.                                                171,300   6,183,930
Covanta Holding Corp. *(a)                                  335,800   7,448,044
Pitney Bowes, Inc.                                          296,100  13,439,979
R.H. Donnelley Corp.                                        187,022  13,257,990
Republic Services, Inc. (a)                                 230,550   6,413,901
                                                                    -----------
                                                                     46,743,844
                                                                    -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.0%
Avaya, Inc. *                                               541,800   6,398,658
                                                                    -----------
COMPUTERS & PERIPHERALS -- 1.1%
Sun Microsystems, Inc. *                                  1,102,400   6,625,424
                                                                    -----------
CONTAINERS & PACKAGING -- 1.2%
Ball Corp.                                                  168,300   7,716,555
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 8.7%
Arrow Electronics, Inc. *(a)                                274,700  10,369,925
Flextronics International, Ltd. *(a)                        844,300   9,236,642
Hubbell, Inc. - Class B                                     224,700  10,839,528
Ingram Micro, Inc. - Class A *                              524,600  10,130,026
Solectron Corp. *                                         2,358,900   7,430,535
Vishay Intertechnology, Inc. *                              431,200   6,028,176
                                                                    -----------
                                                                     54,034,832
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 6.5%
A.G. Edwards, Inc. (a)                                      130,300   9,014,154
Ameriprise Financial, Inc.                                  169,000   9,656,660
Marshall & Ilsley Corp.                                     153,400   7,103,954
Mellon Financial Corp.                                      341,900  14,749,566
                                                                    -----------
                                                                     40,524,334
                                                                    -----------
FOOD PRODUCTS -- 2.8%
Pilgrim's Pride Corp. (a)                                   228,400   7,580,596
Smithfield Foods, Inc. *(a)                                 336,200  10,069,190
                                                                    -----------
                                                                     17,649,786
                                                                    -----------
FOOD RETAILERS -- 1.1%
Kroger Co. (The)                                            250,500   7,076,625
                                                                    -----------

MET INVESTORS SERIES TRUST
LAZARD MID-CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
HOTELS, RESTAURANTS & LEISURE -- 3.1%
Darden Restaurants, Inc.                                    236,600 $ 9,745,554
Royal Caribbean Cruises, Ltd. (a)                           227,300   9,582,968
                                                                    -----------
                                                                     19,328,522
                                                                    -----------
HOUSEHOLD DURABLES -- 1.2%
Stanley Works (The) (a)                                     131,700   7,290,912
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.1%
Fortune Brands, Inc.                                         86,700   6,833,694
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 1.8%
Textron, Inc.                                               125,500  11,269,900
                                                                    -----------
INSURANCE -- 10.4%
Aon Corp.                                                   302,000  11,463,920
Lincoln National Corp.                                      171,205  11,605,987
OneBeacon Insurance Group, Ltd. *                           285,600   7,140,000
PartnerRe, Ltd. (a)                                         174,373  11,951,525
Protective Life Corp.                                       142,200   6,262,488
RenaissanceRe Holdings, Ltd. (a)                            187,900   9,421,306
Willis Group Holdings, Ltd. (a)                             179,600   7,108,568
                                                                    -----------
                                                                     64,953,794
                                                                    -----------
IT CONSULTING & SERVICES -- 1.3%
DST Systems, Inc. *                                         107,700   8,099,040
                                                                    -----------
MACHINERY -- 1.9%
Dover Corp.                                                 242,300  11,826,663
                                                                    -----------
MEDIA -- 3.3%
Belo Corp. (a)                                              477,600   8,916,792
Idearc, Inc. (a)                                            331,100  11,621,610
                                                                    -----------
                                                                     20,538,402
                                                                    -----------
METALS & MINING -- 2.9%
Foundation Coal Holdings, Inc. (a)                          245,200   8,420,168
Massey Energy Co. (a)                                       392,700   9,420,873
                                                                    -----------
                                                                     17,841,041
                                                                    -----------
OIL & GAS -- 5.3%
BJ Services Co.                                             309,600   8,637,840
Smith International, Inc. (a)                               161,300   7,750,465
Sunoco, Inc.                                                126,700   8,924,748
Williams Cos., Inc. (The)                                   262,000   7,456,520
                                                                    -----------
                                                                     32,769,573
                                                                    -----------
PAPER & FOREST PRODUCTS -- 1.5%
Louisiana-Pacific Corp. (a)                                 462,500   9,277,750
                                                                    -----------
PHARMACEUTICALS -- 5.1%
Barr Pharmaceuticals, Inc. *                                170,300   7,893,405
Hospira, Inc. *                                             220,900   9,034,810
Sepracor, Inc. *(a)                                         135,400   6,313,702
Warner Chilcott, Ltd. *(a)                                  593,800   8,794,178
                                                                    -----------
                                                                     32,036,095
                                                                    -----------
REAL ESTATE -- 1.2%
CBL & Associates Properties, Inc. (REIT)                    173,100   7,761,804
                                                                    -----------
RETAIL - SPECIALTY -- 7.2%
CDW Corp. (a)                                               153,300   9,417,219
Foot Locker, Inc.                                           425,700  10,025,235
Liz Claiborne, Inc. (a)                                     310,400  13,300,640
Pacific Sunwear of California, Inc. *(a)                    401,900   8,371,577

MET INVESTORS SERIES TRUST
LAZARD MID-CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                       SHARES/
SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                  ----------- ------------
Talbots, Inc. (The) (a)                                   164,600 $  3,887,852
                                                                  ------------
                                                                    45,002,523
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.0%
Analog Devices, Inc.                                      172,800    5,959,872
                                                                  ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.2%
ALLTEL Corp.                                              231,600   14,359,200
Citizens Communications Co. (a)                           794,500   11,877,775
                                                                  ------------
                                                                    26,236,975
                                                                  ------------
TRANSPORTATION -- 2.6%
Overseas Shipholding Group, Inc. (a)                      122,200    7,649,720
YRC Worldwide, Inc. *(a)                                  212,400    8,542,728
                                                                  ------------
                                                                    16,192,448
                                                                  ------------
Total Common Stocks (Cost $563,485,788)                            597,549,668
                                                                  ------------
SHORT-TERM INVESTMENT -- 6.0%
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/31/07 at 3.400% to be repurchased at
  $37,441,605 on 04/02/07 collateralized by
  $37,805,000 FHLMC at 5.65% due 02/23/2017 with a
  value of $38,183,050. (Cost -- $37,431,000)         $37,431,000   37,431,000
                                                                  ------------
TOTAL INVESTMENTS -- 101.9% (Cost $600,916,788#)                   634,980,668
                                                                  ------------
Other Assets and Liabilities (net) -- (1.9)%                       (12,083,745)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $622,896,923
                                                                  ============
--------
PORTFOLIO FOOTNOTES
*   Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $46,323,537 and $12,259,657 respectively, resulting in a net unrealized appreciation of $34,063,880.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $146,023,423 and the collateral received consisted of cash in the amount of $149,611,053.
FHLMC - Federal Home Loan Mortgage Corporation
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
LEGG MASON AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
COMMON STOCKS -- 93.3%
AEROSPACE & DEFENSE -- 2.6%
L-3 Communications Holdings, Inc.                          270,000 $ 23,616,900
                                                                   ------------
BIOTECHNOLOGY -- 15.4%
Amgen, Inc. *                                              650,000   36,322,000
Biogen Idec, Inc. *(a)                                     900,000   39,942,000
BioMimetic Therapeutics, Inc. *(a)                         137,000    2,265,980
Genzyme Corp. *                                            750,000   45,015,000
ImClone Systems, Inc. *(a)                                 325,000   13,250,250
                                                                   ------------
                                                                    136,795,230
                                                                   ------------
COMMUNICATIONS EQUIPMENT & SERVICES -- 2.4%
C-COR, Inc. *(a)                                           250,000    3,465,000
DSP Group, Inc. *                                          100,000    1,900,000
Motorola, Inc.                                             630,000   11,132,100
Nokia Oyj (ADR)                                            225,000    5,157,000
                                                                   ------------
                                                                     21,654,100
                                                                   ------------
COMPUTERS & PERIPHERALS -- 2.7%
SanDisk Corp. *(a)                                         380,000   16,644,000
Seagate Technology (a)                                     335,000    7,805,500
                                                                   ------------
                                                                     24,449,500
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
Broadcom Corp. - Class A *                                 415,000   13,309,050
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 3.4%
Grant Prideco, Inc. *(a)                                   600,000   29,904,000
                                                                   ------------
FINANCIAL - DIVERSIFIED -- 8.1%
CIT Group, Inc.                                             75,000    3,969,000
Lehman Brothers Holdings, Inc.                             530,000   37,137,100
Merrill Lynch & Co., Inc.                                  380,000   31,034,600
                                                                   ------------
                                                                     72,140,700
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
Biosite, Inc. *(a)                                          75,000    6,297,750
Johnson & Johnson                                          175,000   10,545,500
                                                                   ------------
                                                                     16,843,250
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 8.9%
UnitedHealth Group, Inc.                                 1,500,000   79,455,000
                                                                   ------------
INDUSTRIAL - DIVERSIFIED -- 4.9%
Tyco International, Ltd.                                 1,380,000   43,539,000
                                                                   ------------
MACHINERY -- 1.0%
Pall Corp.                                                 225,000    8,550,000
                                                                   ------------
MEDIA -- 15.6%
Cablevision Systems Corp.                                  750,000   22,822,500
CBS Corp.                                                   75,000    2,294,250
Comcast Corp. - Class A *                                  150,000    3,892,500
Comcast Corp. Special - Class A *                        1,430,000   36,422,100
Liberty Media Holding Corp. - Class A *                     75,000    8,294,250
Liberty Media Holding Corp. - Interactive - Class A *      325,000    7,741,500
Sirius Satellite Radio, Inc. *(a)                        1,875,000    6,000,000
Time Warner, Inc. (a)                                    1,630,000   32,143,600
Viacom, Inc. - Class A *                                    75,000    3,083,250
Walt Disney Co. (The)                                      475,000   16,354,250
                                                                   ------------
                                                                    139,048,200
                                                                   ------------

MET INVESTORS SERIES TRUST
LEGG MASON AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                       SHARES/
SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                  ----------- ------------
OIL & GAS -- 13.4%
Anadarko Petroleum Corp.                                1,615,000 $ 69,412,700
Weatherford International, Ltd. *(a)                    1,115,000   50,286,500
                                                                  ------------
                                                                   119,699,200
                                                                  ------------
PHARMACEUTICALS -- 7.3%
Forest Laboratories, Inc. *                               700,000   36,008,000
Genentech, Inc. *                                          55,000    4,516,600
King Pharmaceuticals, Inc. *(a)                           400,000    7,868,000
Millennium Pharmaceuticals, Inc. *(a)                     450,000    5,112,000
Teva Pharmaceutical Industries, Ltd. (ADR)                 50,000    1,871,500
Valeant Pharmaceuticals International (a)                 305,000    5,273,450
Vertex Pharmaceuticals, Inc. *(a)                         150,000    4,206,000
                                                                  ------------
                                                                    64,855,550
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.0%
Cirrus Logic, Inc. *(a)                                   275,000    2,106,500
Intel Corp.                                               250,000    4,782,500
Micron Technology, Inc. *                               1,325,000   16,006,000
Teradyne, Inc. *(a)                                       250,000    4,135,000
                                                                  ------------
                                                                    27,030,000
                                                                  ------------
SOFTWARE -- 0.8%
Autodesk, Inc. *                                          182,500    6,862,000
                                                                  ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.4%
Liberty Global, Inc. *(a)                                  50,000    1,646,500
RF Micro Devices, Inc. *(a)                               300,000    1,869,000
                                                                  ------------
                                                                     3,515,500
                                                                  ------------
Total Common Stocks (Cost $815,741,438)                            831,267,180
                                                                  ------------
SHORT-TERM INVESTMENT -- 6.7%
State Street Bank & Trust Co., Repurchase Agreement
  dated 3/30/07 at 4.670% to be repurchased at
  $59,301,069 on 04/02/07 collateralized by
  $61,190,000 FHLB at 4.375% due 09/17/10 with a
  value of $60,464,409. (Cost -- $59,278,000)         $59,278,000   59,278,000
                                                                  ------------
TOTAL INVESTMENTS -- 100.0% (Cost $875,019,438#)                   890,545,180
                                                                  ------------
Other Assets and Liabilities (net) -- 0.0%                             (63,791)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $890,481,389
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $56,242,254 and $40,716,512 respectively, resulting in a net unrealized appreciation of $15,525,742.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $83,074,088 and the collateral received consisted of cash in the amount of $85,598,760.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

                                                             PAR
 SECURITY DESCRIPTION                                       AMOUNT     VALUE
 --------------------                                     ---------- ----------
 DOMESTIC BONDS & DEBT SECURITIES -- 17.1%
 AIRLINES -- 0.1%
 Continental Airlines, Inc. 5.983%, due 04/19/22          $  300,000 $  300,000
                                                                     ----------
 ASSET-BACKED SECURITIES -- 0.7%
 American Home Mortgage Investment Trust 5.294%, due
   06/25/45 (a)                                              674,716    675,663
 Chase Funding Mortgage Loan Asset-Backed Certificates,
   Series 2002-2, Class 1A5 5.833%, due 04/25/32             407,149    408,310
 PP&L Transition Bond LLC, Series 1999-1, Class A7
   7.050%, due 06/25/09                                      774,892    778,316
                                                                     ----------
                                                                      1,862,289
                                                                     ----------
 AUTOMOBILES -- 0.3%
 DaimlerChrysler North America Holding Corp. 7.300%, due
   01/15/12                                                  360,000    388,990
 Ford Motor Co. 7.450%, due 07/16/31 (b)                     530,000    412,738
                                                                     ----------
                                                                        801,728
                                                                     ----------
 AUTOMOTIVE LOANS -- 1.2%
 Ford Motor Credit Co.
    5.700%, due 01/15/10                                     100,000     95,787
    7.375%, due 10/28/09                                   1,400,000  1,398,231
    9.750%, due 09/15/10 (144A)(f)                           270,000    284,609
 General Motors Acceptance Corp.
    6.125%, due 08/28/07 (b)                               1,100,000  1,099,453
    4.375%, due 12/10/07                                      60,000     59,253
    5.125%, due 05/09/08                                      40,000     39,544
    5.850%, due 01/14/09                                      50,000     49,377
                                                                     ----------
                                                                      3,026,254
                                                                     ----------
 BANKS -- 1.7%
 ABN AMRO Bank NV 5.420%, due 05/11/07 (a)                   700,000    700,160
 Bank of America Corp. 5.375%, due 08/15/11- 06/15/14        420,000    422,515
 Glitnir Banki HF
    6.330%, due 07/28/11 (144A) (f)                          100,000    103,864
    6.693%, due 06/15/16 (144A) (f)                          230,000    241,328
 Kaupthing Bank 6.050%, due 04/12/11 (144A) (a) (f)          290,000    292,730
 Landsbanki Islands HF 6.100%, due 08/25/11 (144A) (f)       320,000    328,708
 Rabobank Capital Fund Trust III 5.254%, due 12/31/16
   (144A) (f)                                                200,000    193,137
 RBS Capital Trust I 4.709%, due 12/29/49                    300,000    287,048
 Royal Bank of Scotland Group Plc 5.050%, due 01/08/15       300,000    294,702
 Shinsei Finance Cayman, Ltd. 6.418%, due 01/29/49
   (144A) (f)                                                200,000    202,365
 SunTrust Capital VIII 6.100%, due 12/01/66                  260,000    244,472
 Wachovia Bank North America
    4.800%, due 11/01/14                                     200,000    192,775
    5.740%, due 11/03/14 (a)                                 700,000    707,491
 Washington Mutual Bank FA. 5.125%, due 01/15/15             400,000    384,340
                                                                     ----------
                                                                      4,595,635
                                                                     ----------
 CHEMICALS -- 0.0%
 Westlake Chemical Corp. 6.625%, due 01/15/16                 40,000     39,200
                                                                     ----------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.0%
 Banc of America Commercial Mortgage, Inc., Series
   2004-6, Class AJ 4.870%, due 12/10/42                     450,000    436,109
 Countrywide Alternative Loan Trust 5.560%, due 12/25/46
   (a)                                                     1,072,976  1,077,274
 Credit Suisse Mortgage Capital Certificates 5.467%, due
   09/15/39                                                  370,000    372,311
 European Investment Bank 4.625%, due 03/21/12               120,000    118,955
 Indymac Index Mortgage Loan Trust
    5.630%, due 06/25/34 (a)                                 714,874    716,603
    5.403%, due 10/25/35                                     453,125    452,807
 JPMorgan Chase Commercial Mortgage Securities Corp.

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                             PAR
 SECURITY DESCRIPTION                                       AMOUNT     VALUE
 --------------------                                     ---------- ----------
    Series 2004-C3, Class AJ4.922%, due 01/15/42          $  600,000 $  582,707
    Series 2005-LDP4, Class AM4.999%, due 10/15/42           430,000    419,440
 Lake Country Mortgage Loan Trust 5.450%, due 07/25/34
   (a)                                                       638,458    638,358
 Morgan Stanley Capital I 5.332%, due 12/15/43               510,000    507,856
 Structured Adjustable Rate Mortgage Loan Trust 4.920%,
   due 03/25/34 (a)                                          896,630    899,939
 Washington Mutual, Inc.
    5.072%, due 12/25/35                                     832,782    826,255
    5.525%, due 04/25/37                                     400,000    401,168
    5.962%, due 09/25/36                                     296,947    300,929
                                                                     ----------
                                                                      7,750,711
                                                                     ----------
 ELECTRIC UTILITIES -- 1.1%
 Dominion Resources, Inc., Series F 5.250%, due 08/01/33     300,000    295,905
 Duke Energy Corp. 5.625%, due 11/30/12                      210,000    215,197
 Exelon Corp. 5.625%, due 06/15/35                           350,000    321,308
 FirstEnergy Corp.
    6.450%, due 11/15/11                                     250,000    262,301
    7.375%, due 11/15/31                                     580,000    660,911
 Pacific Gas & Electric Co.
    6.050%, due 03/01/34                                     210,000    211,211
    5.800%, due 03/01/37                                      20,000     19,349
 SP PowerAssets, Ltd. 5.000%, due 10/22/13 (144A) (f)        700,000    695,778
 TXU Corp.
    5.550%, due 11/15/14                                      70,000     62,347
    6.500%, due 11/15/24                                      10,000      8,478
    6.550%, due 11/15/34                                      70,000     58,968
                                                                     ----------
                                                                      2,811,753
                                                                     ----------
 ENERGY -- 0.2%
 Kinder Morgan Energy Partners L.P.
    5.125%, due 11/15/14                                     200,000    193,724
    6.000%, due 02/01/17                                      20,000     20,257
    6.300%, due 02/01/09                                      10,000     10,181
    6.750%, due 03/15/11                                      30,000     31,547
 Williams Cos., Inc. 7.750%, due 06/15/31 (b)                165,000    177,375
                                                                     ----------
                                                                        433,084
                                                                     ----------
 ENVIRONMENTAL SERVICES -- 0.1%
 Waste Management, Inc. 6.375%, due 11/15/12                 370,000    388,796
                                                                     ----------
 FINANCIAL - DIVERSIFIED -- 4.3%
 Aiful Corp. 5.000%, due 08/10/10 (144A) (f)                 200,000    197,180
 AIG SunAmerica Global Financing VII 5.850%, due
   08/01/08 (144A) (f)                                       400,000    402,935
 American Express Co. 6.800%, due 09/01/66                   350,000    373,381
 American General Finance Corp. 3.875%, due 10/01/09         800,000    776,950
 Bear Stearns Cos., Inc. (The) 5.550%, due 01/22/17 (b)      380,000    373,405
 Capital One Bank 5.000%, due 06/15/09                       310,000    309,063
 Capital One Financial Corp. 5.500%, due 06/01/15             80,000     79,027
 Citigroup, Inc. 4.125%, due 02/22/10                        930,000    910,573
 Countrywide Financial Corp.
    5.471%, due 06/18/08 (a)                                  90,000     89,933
    5.501%, due 01/05/09 (a)                                  70,000     69,912
 Credit Suisse First Boston USA, Inc.
    3.875%, due 01/15/09                                     250,000    245,189
    6.125%, due 11/15/11                                     140,000    145,390
 General Electric Capital Corp. 4.125%, due 09/01/09         350,000    343,597
 Goldman Sachs Capital I, Capital Securities 6.345%, due
   02/15/34                                                  200,000    198,198
 Goldman Sachs Group, Inc.
    4.500%, due 06/15/10                                     130,000    127,894
    5.625%, due 01/15/17                                     650,000    645,021

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT       VALUE
--------------------                                   ------------ -----------
HSBC Finance Corp. 6.375%, due 10/15/11                $  1,100,000 $ 1,147,772
JPMorgan Chase & Co.
   5.250%, due 05/01/15 (b)                                 400,000     396,742
   5.125%, due 09/15/14                                     550,000     542,216
Lehman Brothers Holdings, Inc. 5.750%, due 01/03/17         530,000     532,079
Merrill Lynch & Co., Inc. Series C
   4.250%, due 02/08/10                                     170,000     165,976
   5.000%, due 01/15/15 (b)                                 170,000     165,033
   6.110%, due 01/29/37                                     730,000     710,089
Morgan Stanley
   5.050%, due 01/21/11                                     600,000     597,743
   5.810%, due 10/18/16 (a)                                  80,000      80,305
Residential Capital Corp. 6.000%, due 02/22/11              485,000     478,821
Resona Preferred Global Securities Cayman, Ltd.
  7.191%, due 12/29/49 (144A) (f)                           120,000     126,949
Santander Issuances, S.A Unipersonal 5.805%, due
  06/20/16 (144A) (f)                                       170,000     172,777
SMFG Preferred Capital 6.078%, due 01/29/49 (144A) (f)      340,000     342,360
Wells Fargo & Co. 5.300%, due 08/26/11                      435,000     438,817
Wells Fargo Capital X 5.950%, due 12/15/36                  100,000      96,669
                                                                    -----------
                                                                     11,281,996
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
HCA, Inc.
   6.250%, due 02/15/13 (b)                                  80,000      72,900
   5.750%, due 03/15/14                                     358,000     306,537
                                                                    -----------
                                                                        379,437
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
MGM Mirage 7.625%, due 01/15/17                              70,000      71,225
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 0.4%
General Electric Co. 5.000%, due 02/01/13                   290,000     288,163
Tyco International Group S.A. 6.000%, due 11/15/13          630,000     663,154
                                                                    -----------
                                                                        951,317
                                                                    -----------
INSURANCE -- 0.1%
Berkshire Hathaway Finance Corp. 4.750%, due 05/15/12       230,000     226,773
Travelers Cos., Inc. 6.250%, due 03/15/67                   140,000     138,516
                                                                    -----------
                                                                        365,289
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 0.0%
Electronic Data Systems Corp. 7.125%, due 10/15/09           10,000      10,434
                                                                    -----------
MEDIA -- 0.6%
Clear Channel Communications, Inc. 6.250%, due
  03/15/11                                                  190,000     189,245
Comcast Cable Communications, Inc. 8.875%, due
  05/01/17                                                  880,000   1,077,787
News America, Inc. 6.200%, due 12/15/34                      20,000      19,462
Time Warner Cos, Inc. 7.625%, due 04/15/31                  260,000     293,047
                                                                    -----------
                                                                      1,579,541
                                                                    -----------
METALS & MINING -- 0.1%
Peabody Energy Corp. 6.875%, due 03/15/13                    20,000      20,450
Steel Dynamics, Inc. 6.750%, due 04/01/15                    45,000      45,281
Vale Overseas, Ltd. 6.875%, due 11/21/36                    250,000     259,422
                                                                    -----------
                                                                        325,153
                                                                    -----------
OIL & GAS -- 0.9%
Anadarko Finance Co., Series B
   6.750%, due 05/01/11                                     110,000     115,627
   7.500%, due 05/01/31                                      80,000      88,566
ConocoPhillips Holding Co. 6.950%, due 04/15/29             720,000     818,812
Consolidated Natural Gas Co., Series A 5.000%, due
  12/01/14 (b)                                              200,000     193,743

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                            PAR
SECURITY DESCRIPTION                                       AMOUNT      VALUE
--------------------                                     ---------- -----------
Cooper Cameron Corp. 2.650%, due 04/15/07                $  200,000 $   199,822
Kerr-McGee Corp.
   6.950%, due 07/01/24                                      90,000      95,063
   7.875%, due 09/15/31                                      50,000      58,326
Pemex Project Funding Master Trust 6.625%, due 06/15/35
  (b)                                                       162,000     167,063
Petrobras International Finance Co. 6.125%, due 10/06/16    180,000     184,500
Southern Natural Gas Co. 5.900%, due 04/01/17                30,000      30,150
TNK-BP Finance S.A. 7.500%, due 07/18/16 (144A) (f)         190,000     200,925
XTO Energy, Inc. 6.100%, due 04/01/36                       240,000     233,174
                                                                    -----------
                                                                      2,385,771
                                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION -- 0.3%
Anadarko Petroleum Corp.
   5.950%, due 09/15/16                                      10,000      10,039
   6.450%, due 09/15/36                                     300,000     297,834
Chesapeake Energy Corp. 6.375%, due 06/15/15                 20,000      20,000
Gaz Capital (GAZPROM)
   6.212%, due 11/22/16 (144A)(f)                           240,000     240,720
   6.510%, due 03/07/22 (144A)(f)                           130,000     132,275
                                                                    -----------
                                                                        700,868
                                                                    -----------
PAPER & FOREST PRODUCTS -- 0.1%
Weyerhaeuser Co. 6.750%, due 03/15/12                       210,000     220,821
                                                                    -----------
PHARMACEUTICALS -- 0.3%
Cardinal Health, Inc. 5.850%, due 12/15/17                  220,000     220,064
Wyeth 5.950%, due 04/01/37                                  500,000     494,686
                                                                    -----------
                                                                        714,750
                                                                    -----------
REAL ESTATE -- 0.1%
iStar Financial, Inc. (REIT) 6.000%, due 12/15/10           300,000     306,644
Ventas Realty LP/Ventas Capital Corp. 6.750%, due
  04/01/17                                                   60,000      62,400
                                                                    -----------
                                                                        369,044
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.1%
Citizens Communications Co. 7.125%, due 03/15/19             20,000      19,900
Deutsche Telekom International Finance BV 8.250%, due
  06/15/30                                                  330,000     409,936
Embarq Corp. 7.995%, due 06/01/36                            10,000      10,356
France Telecom S.A. 8.500%, due 03/01/31                    150,000     195,522
Nextel Communications, Inc. 6.875%, due 10/31/13            150,000     153,818
Qwest Corp. 7.500%, due 10/01/14                             30,000      31,800
Royal KPN NV 8.000%, due 10/01/10                           350,000     379,948
SBC Communications, Inc. 6.450%, due 06/15/34               300,000     306,337
Sprint Capital Corp.
   8.375%, due 03/15/12                                     560,000     625,447
   8.750%, due 03/15/32                                     100,000     118,281
Telecom Italia Capital S.A.
   5.250%, due 10/01/15                                     200,000     190,068
   6.000%, due 09/30/34 (b)                                 240,000     218,018
Verizon Global Funding Corp. 7.375%, due 09/01/12           120,000     132,017
Windstream Corp. 8.625%, due 08/01/16                        40,000      43,950
                                                                    -----------
                                                                      2,835,398
                                                                    -----------
TOBACCO -- 0.3%
Altria Group, Inc. 5.625%, due 11/04/08                     700,000     704,425
                                                                    -----------
Total Domestic Bonds & Debt Securities
  (Cost $44,428,008)                                                 44,904,919
                                                                    -----------
U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES --
  6.5%
Federal National Mortgage Assoc.
   6.500%, due 12/01/27                                      18,951      19,491

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT       VALUE
--------------------                                    ----------- -----------
   6.000%, due 03/01/28-08/01/28                        $   340,614 $   345,912
   5.500%, due 08/01/28                                     150,572     149,885
   5.400%, due 04/13/09                                      50,000      50,001
   6.625%, due 09/15/09 (b)                                 150,000     156,160
   6.250%, due 02/01/11                                     970,000   1,018,409
   5.000%, due 09/01/35-11/01/35                          1,825,403   1,765,967
   5.148%, due 09/01/35 (a)                                 591,891     595,884
   5.000%, due TBA (c)                                      300,000     289,875
   6.000%, due TBA (c)                                    8,500,000   8,640,777
Government National Mortgage Assoc.
   9.000%, due 11/15/19                                      11,681      12,582
   6.000%, due 06/15/36                                   4,039,202   4,093,195
                                                                    -----------
Total U. S. Government Agency Mortgage Backed
  Securities
  (Cost $16,992,950)                                                 17,138,138
                                                                    -----------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 18.2%
Federal Home Loan Bank
   5.100%, due 09/19/08                                     100,000     100,288
   5.400%, due 01/02/09                                     210,000     210,028
   5.000%, due 12/21/15                                     490,000     490,507
   4.750%, due 12/16/16 (b)                                 200,000     196,273
   5.500%, due 07/15/36                                     500,000     518,703
Federal Home Loan Mortgage Corp. 4.875%, due 11/15/13       500,000     499,546
Tenn Valley Authority 5.980%, due 04/01/36                  430,000     469,945
U.S. Treasury Bond
   8.875%, due 08/15/17 (b)                                 470,000     628,625
   6.000%, due 02/15/26 (b)                               2,440,000   2,758,535
   4.500%, due 02/15/36                                     195,000     183,910
U.S. Treasury Inflation Index Bond
   2.375%, due 04/15/11-01/15/27 (b)                      3,152,465   3,188,863
   2.000%, due 01/15/26                                     193,751     184,199
U.S. Treasury Inflation Index Note
   2.000%, due 01/15/16                                     693,423     682,941
   2.500%, due 07/15/16 (b)                               1,783,916   1,831,093
U.S. Treasury Note
   0.875%, due 04/15/10 (b)                                 213,672     206,669
   3.625%, due 07/15/09                                   5,200,000   5,094,986
   3.750%, due 05/15/08 (b)                                  10,000       9,884
   4.875%, due 01/31/09-05/31/11                          9,700,000   9,803,270
   4.625%, due 08/31/11-02/15/17 (b)                     12,265,000  12,277,208
   4.750%, due 01/31/12-02/15/37 (b)                        760,000     758,827
   4.500%, due 11/15/15                                   6,450,000   6,386,261
   5.125%, due 05/15/16 (b)                               1,360,000   1,406,591
                                                                    -----------
Total U. S. Government & Agency Obligations
  (Cost $47,526,494)                                                 47,887,152
                                                                    -----------
FOREIGN BONDS & DEBT SECURITIES -- 0.5%
LUXEMBOURG -- 0.1%
Telecom Italia Capital S.A. 4.000%, due 01/15/10            300,000     290,027
                                                                    -----------
MEXICO -- 0.2%
Mexico Government International Bond 6.750%, due
  09/27/34                                                  608,000     664,544
                                                                    -----------
RUSSIA -- 0.2%
Russian Federation 5.000%, due 03/31/30 (144A) (f)          405,000     460,616
                                                                    -----------
Total Foreign Bonds & Debt Securities
  (Cost $1,389,266)                                                   1,415,187
                                                                    -----------
CONVERTIBLE BONDS -- 3.8%
AEROSPACE & DEFENSE -- 0.2%
AAR Corp. 1.750%, due 02/01/26 (f)                          200,000     226,500

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                             PAR
 SECURITY DESCRIPTION                                       AMOUNT     VALUE
 --------------------                                     ---------- ----------
 L-3 Communications Corp.
    3.000%, due 08/01/35 (144A)(f)                        $  150,000 $  160,875
    3.000%, due 08/01/35 (144A)(b) (f)                       100,000    107,250
 Orbital Sciences Corp. 2.438%, due 01/15/27 (144A) (f)      125,000    128,125
                                                                     ----------
                                                                        622,750
                                                                     ----------
 AUTOMOTIVE LOANS -- 0.0%
 Americredit Corp. 2.125%, due 09/15/13                      125,000    123,438
                                                                     ----------
 BIOTECHNOLOGY -- 0.3%
 Amgen, Inc. 0.375%, due 02/01/13 (144A) (f)                 250,000    226,250
 Genzyme Corp. 1.250%, due 12/01/23 (b)                      225,000    232,312
 Incyte Corp. 3.500%, due 02/15/11 (b)                       150,000    131,625
 Medimmune, Inc. 1.625%, due 07/15/13 (b)                    100,000    125,625
                                                                     ----------
                                                                        715,812
                                                                     ----------
 BUILDING MATERIALS -- 0.1%
 NCI Building Systems, Inc. 2.125%, due 11/15/24             100,000    131,875
                                                                     ----------
 COMMERCIAL SERVICES & SUPPLIES -- 0.2%
 Euronet Worldwide, Inc. 3.500%, due 10/15/25                325,000    329,469
 United Rentals North America, Inc. 1.875%, due 10/15/23     100,000    134,750
                                                                     ----------
                                                                        464,219
                                                                     ----------
 COMPUTERS & PERIPHERALS -- 0.1%
 Cadence Design Systems, Inc. 1.500%, due 12/15/13
   (144A) (f)                                                125,000    143,125
                                                                     ----------
 ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
 LSI Logic Corp. 4.000%, due 05/15/10 (b)                    100,000    107,625
 WESCO International, Inc. 2.625%, due 10/15/25 (f)          225,000    364,500
                                                                     ----------
                                                                        472,125
                                                                     ----------
 ELECTRONICS -- 0.1%
 Avnet, Inc. 2.000%, due 03/15/34 (b)                        100,000    119,875
 Flextronics International, Ltd. 1.000%, due 08/01/10        125,000    120,625
                                                                     ----------
                                                                        240,500
                                                                     ----------
 ENERGY -- 0.0%
 Sunpower Corp. 1.250%, due 02/15/27                         125,000    130,313
                                                                     ----------
 FINANCIAL - DIVERSIFIED -- 0.2%
 Affiliated Managers Group, Inc. 4.860%, due 02/25/33 (a)     50,000    133,418
 Merrill Lynch & Co., Inc. 0.000%, due 03/13/32 (d)          325,000    395,817
                                                                     ----------
                                                                        529,235
                                                                     ----------
 HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
 Henry Schein, Inc. 3.000%, due 08/15/34                     175,000    231,219
 Invitrogen Corp. 1.500%, due 02/15/24 (b)                   225,000    201,656
 Medtronic, Inc.
    1.500%, due 04/15/11 (144A)(f)                           225,000    231,187
    1.500%, due 04/15/11 (144A)(b) (f)                        25,000     25,688
                                                                     ----------
                                                                        689,750
                                                                     ----------
 HEALTH CARE PROVIDERS & SERVICES -- 0.1%
 Pacificare Health Systems, Inc. 3.000%, due 10/15/32        100,000    380,625
                                                                     ----------
 HOLDING COMPANIES-DIVERSIFIED -- 0.0%
 Acquicor Technology, Inc. 8.000%, due 12/31/11              125,000    125,000
                                                                     ----------
 HOMEBUILDERS -- 0.1%
 Beazer Homes USA, Inc. 4.625%, due 06/15/24 (b)             300,000    285,375
                                                                     ----------
 HOTELS, RESTAURANTS & LEISURE -- 0.1%
 Carnival Corp. 2.000%, due 04/15/21                         100,000    123,625

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                          SHARES/
SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
Hilton Hotels Corp. 3.375%, due 04/15/23                 $  100,000 $   163,125
                                                                    -----------
                                                                        286,750
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 0.3%
Actuant Corp. 2.000%, due 11/15/23 (b)                      225,000     304,313
Danaher Corp. 1.479%, due 01/22/21 (d)                      175,000     182,656
Roper Industries, Inc. 1.481%, due 01/15/34                 250,000     176,875
                                                                    -----------
                                                                        663,844
                                                                    -----------
OIL & GAS -- 0.2%
Cameron International Corp. 1.500%, due 05/15/24 (b)         75,000     139,312
Halliburton Co. 3.125%, due 07/15/23 (b)                     75,000     128,813
Pride International, Inc. 3.250%, due 05/01/33 (b)          175,000     221,594
                                                                    -----------
                                                                        489,719
                                                                    -----------
PHARMACEUTICALS -- 0.4%
Alexion Pharmaceuticals, Inc. 1.375%, due 02/01/12           75,000     113,250
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13 (b)      200,000     254,750
Isis Pharmaceuticals, Inc. 2.625%, due 02/15/27
  (144A) (f)                                                150,000     142,462
Nektar Therapeutics 3.250%, due 09/28/12                    150,000     145,687
NPS Pharmaceuticals, Inc. 3.000%, due 06/15/08              200,000     184,750
Oscient Pharmaceutical Corp. 3.500%, due 04/15/11 (b)       175,000     127,313
Teva Pharmaceutical Industries, Ltd. 0.250%, due
  02/01/24                                                  175,000     200,375
                                                                    -----------
                                                                      1,168,587
                                                                    -----------
RETAIL - MULTILINE -- 0.1%
Lowe's Cos., Inc. 0.861%, due 10/19/21 (d)                  200,000     220,750
Pier 1 Imports, Inc. 6.375%/6.125%, due 02/15/36
  (144A) (f) (e)                                            125,000     119,844
                                                                    -----------
                                                                        340,594
                                                                    -----------
SAVINGS & LOANS -- 0.1%
Bankunited Capital Trust 3.125%, due 03/01/34 (b)           350,000     321,125
                                                                    -----------
SOFTWARE -- 0.1%
SINA Corp. 0.000%, due 07/15/23 (d)                         125,000     175,312
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.6%
ADC Telecommunications, Inc. 5.729%, due 06/15/13 (a)       400,000     388,000
Amdocs, Ltd. 0.500%, due 03/15/24 (b)                       200,000     201,500
Anixter International, Inc. 0.566%, due 07/07/33 (d)        125,000     125,469
Comverse Technology, Inc. 0.000%, due 05/15/23 (d)          150,000     188,062
Dobson Communications Corp. 1.500%, due 10/01/25
  (144A) (f)                                                 75,000      80,344
Level 3 Communications, Inc. 6.000%, due 03/15/10 (b)       125,000     120,625
Logix Communications Enterprises 1.500%, due 10/01/25        50,000      53,562
NII Holdings, Inc. 2.750%, due 08/15/25 (f)                 200,000     322,750
                                                                    -----------
                                                                      1,480,312
                                                                    -----------
TRANSPORTATION -- 0.0%
YRC Worldwide, Inc. 5.000%, due 08/08/23 (b)                100,000     130,375
                                                                    -----------
Total Convertible Bonds
  (Cost $9,509,603)                                                  10,110,760
                                                                    -----------
COMMON STOCKS -- 54.9%
AEROSPACE & DEFENSE -- 2.2%
Boeing Co. (The)                                             14,166   1,259,499
General Dynamics Corp.                                       10,276     785,086
Honeywell International, Inc.                                13,210     608,453
Lockheed Martin Corp.                                         8,950     868,329
Northrop Grumman Corp.                                       10,473     777,306
Raytheon Co.                                                  7,012     367,850

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

  SECURITY DESCRIPTION                                     SHARES    VALUE
  --------------------                                     ------ ------------
  United Technologies Corp.                                15,736 $  1,022,840
                                                                  ------------
                                                                     5,689,363
                                                                  ------------
  AIR FREIGHT & LOGISTICS -- 0.7%
  FedEx Corp.                                               5,900      633,837
  Ryder System, Inc.                                       17,100      843,714
  United Parcel Service, Inc. - Class B                     3,720      260,772
                                                                  ------------
                                                                     1,738,323
                                                                  ------------
  BANKS -- 2.7%
  Bank of America Corp.                                    47,976    2,447,736
  Bank of New York Co., Inc.                               12,070      489,439
  Commerce Bancorp, Inc. (b)                                6,700      223,646
  Deutsche Bank AG                                          2,760      371,330
  Huntington Bancshares, Inc.                              13,300      290,605
  Northern Trust Corp.                                      9,450      568,323
  U.S. Bancorp                                              9,026      315,639
  Wachovia Corp.                                           17,723      975,651
  Wells Fargo & Co.                                        41,470    1,427,812
                                                                  ------------
                                                                     7,110,181
                                                                  ------------
  BEVERAGES -- 0.7%
  Anheuser-Busch Cos., Inc.                                10,500      529,830
  Coca-Cola Co.                                            12,365      593,520
  Molson Coors Brewing Co.--Class B                         2,360      223,303
  PepsiCo, Inc.                                             8,682      551,828
                                                                  ------------
                                                                     1,898,481
                                                                  ------------
  BIOTECHNOLOGY -- 0.6%
  Amgen, Inc. *                                            19,322    1,079,713
  Gilead Sciences, Inc. *                                   2,377      181,841
  Invitrogen Corp. *                                        4,000      254,600
                                                                  ------------
                                                                     1,516,154
                                                                  ------------
  CHEMICALS -- 0.6%
  Dow Chemical Co. (The)                                   16,751      768,201
  E.I. du Pont de Nemours & Co.                            15,023      742,587
                                                                  ------------
                                                                     1,510,788
                                                                  ------------
  COMMERCIAL SERVICES & SUPPLIES -- 0.9%
  Allied Waste Industries, Inc. *                          45,800      576,622
  Brink's Co. (The)                                         4,400      279,180
  Manpower, Inc.                                           21,950    1,619,251
                                                                  ------------
                                                                     2,475,053
                                                                  ------------
  COMMUNICATIONS EQUIPMENT & SERVICES -- 1.8%
  Avaya, Inc. *                                            47,240      557,904
  Cisco Systems, Inc. *                                    58,292    1,488,195
  Corning, Inc. *(b)                                       14,337      326,023
  Harris Corp.                                             31,700    1,615,115
  Motorola, Inc.                                           25,275      446,609
  QUALCOMM, Inc.                                            8,475      361,544
                                                                  ------------
                                                                     4,795,390
                                                                  ------------
  COMPUTERS & PERIPHERALS -- 2.4%
  Apple, Inc. *                                             4,717      438,257
  Dell, Inc. *                                             12,728      295,417
  EMC Corp. *                                              34,337      475,567
  Hewlett-Packard Co.                                      48,509    1,947,151
  Ingram Micro, Inc. - Class A *                            6,200      119,722
  International Business Machines Corp.                    25,273    2,382,233
  Lexmark International, Inc. - Class A *(b)                4,100      239,686
  Seagate Technology                                        9,650      224,845

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

  SECURITY DESCRIPTION                                     SHARES     VALUE
  --------------------                                     ------- -----------
  Western Digital Corp. *                                    4,900 $    82,369
                                                                   -----------
                                                                     6,205,247
                                                                   -----------
  ELECTRIC SERVICES -- 0.1%
  Southern Co. (b)                                           3,865     141,652
                                                                   -----------
  ELECTRIC UTILITIES -- 1.2%
  Centerpoint Energy, Inc.                                  19,600     351,624
  Exelon Corp.                                               3,488     239,661
  FirstEnergy Corp. (b)                                     24,101   1,596,450
  Northeast Utilities                                        3,400     111,418
  PG&E Corp.                                                14,300     690,261
  TXU Corp.                                                  2,422     155,250
                                                                   -----------
                                                                     3,144,664
                                                                   -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
  Acuity Brands, Inc.                                       17,600     958,144
  Solectron Corp. *                                        183,280     577,332
  WESCO International, Inc. *                               10,400     652,912
  Xerox Corp. *                                             18,300     309,087
                                                                   -----------
                                                                     2,497,475
                                                                   -----------
  ENERGY -- 0.0%
  Enterprise GP Holdings L.P (b)                             2,000      79,200
                                                                   -----------
  ENERGY EQUIPMENT & SERVICES -- 0.5%
  Diamond Offshore Drilling, Inc. (b)                        2,500     202,375
  Emerson Electric Co.                                      12,900     555,861
  Rowan Companies, Inc. (b)                                  2,900      94,163
  Schlumberger, Ltd.                                         6,410     442,931
                                                                   -----------
                                                                     1,295,330
                                                                   -----------
  FINANCIAL - DIVERSIFIED -- 4.9%
  American Express Co.                                       6,107     344,435
  Ameriprise Financial, Inc.                                11,300     645,682
  Capital One Financial Corp. (b)                            1,700     128,282
  Citigroup, Inc.                                           79,820   4,097,959
  Countrywide Financial Corp. (b)                           13,800     464,232
  Fannie Mae                                                 5,034     274,756
  First Marblehead Corp. (The) (b)                          10,200     457,878
  Freddie Mac                                                3,064     182,277
  Goldman Sachs Group, Inc. (The)                            5,773   1,192,875
  JPMorgan Chase & Co.                                      55,696   2,694,572
  Lehman Brothers Holdings, Inc.                             9,056     634,554
  Merrill Lynch & Co., Inc.                                 10,987     897,308
  Morgan Stanley                                             6,044     476,025
  Prudential Financial, Inc.                                 3,137     283,146
  Washington Mutual, Inc. (b)                                5,000     201,900
                                                                   -----------
                                                                    12,975,881
                                                                   -----------
  FOOD & DRUG RETAILING -- 0.2%
  Safeway, Inc.                                              8,560     313,638
  Walgreen Co.                                               5,396     247,623
                                                                   -----------
                                                                       561,261
                                                                   -----------
  FOOD PRODUCTS -- 0.9%
  Archer-Daniels-Midland Co.                                45,000   1,651,500
  Corn Products International, Inc.                         21,000     747,390
                                                                   -----------
                                                                     2,398,890
                                                                   -----------
  FOOD RETAILERS -- 0.3%
  Kroger Co. (The)                                          25,400     717,550
                                                                   -----------
  GAS UTILITIES -- 0.4%
  Sempra Energy                                             18,100   1,104,281
                                                                   -----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

   SECURITY DESCRIPTION                                     SHARES   VALUE
   --------------------                                     ------ ----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
   Applera Corp.                                            30,200 $  893,014
   Johnson & Johnson                                        15,525    935,536
   Medtronic, Inc.                                           6,045    296,568
                                                                   ----------
                                                                    2,125,118
                                                                   ----------
   HEALTH CARE PROVIDERS & SERVICES -- 1.9%
   Aetna, Inc.                                              16,704    731,468
   Humana, Inc. *                                           14,726    854,402
   McKesson Corp.                                           14,300    837,122
   UnitedHealth Group, Inc.                                 27,308  1,446,505
   WellPoint, Inc. *                                        12,318    998,990
                                                                   ----------
                                                                    4,868,487
                                                                   ----------
   HOMEBUILDERS -- 0.2%
   NVR, Inc. *(b)                                              700    465,500
                                                                   ----------
   HOTELS, RESTAURANTS & LEISURE -- 0.4%
   Carnival Corp.                                            8,100    379,566
   Darden Restaurants, Inc.                                  2,900    119,451
   McDonald's Corp.                                         12,252    551,953
                                                                   ----------
                                                                    1,050,970
                                                                   ----------
   HOUSEHOLD PRODUCTS -- 0.8%
   Kimberly-Clark Corp.                                         64      4,383
   Procter & Gamble Co. (The)                               31,169  1,968,634
                                                                   ----------
                                                                    1,973,017
                                                                   ----------
   INDUSTRIAL - DIVERSIFIED -- 1.1%
   3M Co.                                                    3,800    290,434
   General Electric Co.                                     63,715  2,252,962
   Tyco International, Ltd.                                 13,063    412,138
                                                                   ----------
                                                                    2,955,534
                                                                   ----------
   INSURANCE -- 2.7%
   Allstate Corp. (The)                                     10,159    610,149
   American International Group, Inc.                       20,985  1,410,612
   Hartford Financial Services Group, Inc. (The)             5,315    508,008
   Lincoln National Corp.                                   15,309  1,037,797
   Loews Corp.                                              26,420  1,200,261
   Manulife Financial Corp. (b)                             20,900    720,005
   Philadelphia Consolidated Holding Corp. *                 1,300     57,187
   Principal Financial Group, Inc.                          13,700    820,219
   Travelers Cos., Inc. (The)                               11,900    616,063
                                                                   ----------
                                                                    6,980,301
                                                                   ----------
   INTERNET & CATALOG RETAIL -- 0.2%
   Expedia, Inc. *                                          22,600    523,868
                                                                   ----------
   INTERNET SOFTWARE & SERVICES -- 0.6%
   eBay, Inc. *                                              7,172    237,752
   Electronic Data Systems Corp.                            19,050    527,304
   Google, Inc. - Class A *                                  1,300    595,608
   Sohu.com, Inc. *(b)                                       4,200     90,006
   Yahoo!, Inc. *                                            6,955    217,622
                                                                   ----------
                                                                    1,668,292
                                                                   ----------
   LEISURE EQUIPMENT & PRODUCTS -- 0.1%
   Mattel, Inc. (b)                                         13,400    369,438
                                                                   ----------
   MACHINERY -- 0.5%
   Caterpillar, Inc.                                        13,100    878,093
   Parker Hannifin Corp.                                     3,300    284,823
   Timken Co. (The)                                          3,600    109,116
                                                                   ----------
                                                                    1,272,032
                                                                   ----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

  SECURITY DESCRIPTION                                     SHARES    VALUE
  --------------------                                     ------ -----------
  MEDIA -- 1.5%
  Comcast Corp. - Class A *                                34,899 $   905,629
  EchoStar Communications Corp. *                           4,500     195,435
  News Corp. - Class A                                     19,575     452,574
  Time Warner, Inc.                                        62,523   1,232,954
  Walt Disney Co. (The)                                    33,356   1,148,447
                                                                  -----------
                                                                    3,935,039
                                                                  -----------
  METALS & MINING -- 1.1%
  Alcan, Inc.                                               2,800     146,160
  Commercial Metals Co.                                    17,300     542,355
  Nucor Corp.                                              23,566   1,534,854
  Reliance Steel & Aluminum Co. (b)                        11,300     546,920
                                                                  -----------
                                                                    2,770,289
                                                                  -----------
  OIL & GAS -- 5.4%
  Chevron Corp.                                            21,519   1,591,545
  ConocoPhillips                                           20,829   1,423,662
  Devon Energy Corp.                                        8,203     567,812
  Exxon Mobil Corp.                                        63,775   4,811,824
  Halliburton Co.                                          21,054     668,254
  Marathon Oil Corp.                                        8,910     880,575
  Occidental Petroleum Corp.                                6,494     320,219
  Petro-Canada                                             20,000     784,200
  Superior Energy Services, Inc. *                         11,200     386,064
  Tidewater, Inc. (b)                                       9,200     538,936
  Transocean, Inc. *                                       16,552   1,352,298
  UGI Corp.                                                 8,800     235,048
  Valero Energy Corp.                                      11,220     723,578
                                                                  -----------
                                                                   14,284,015
                                                                  -----------
  PERSONAL PRODUCTS -- 0.4%
  Estee Lauder Companies, Inc. - Class A (b)               12,700     620,395
  NBTY, Inc. *                                              5,400     286,416
                                                                  -----------
                                                                      906,811
                                                                  -----------
  PHARMACEUTICALS -- 3.5%
  Abbott Laboratories                                       7,882     439,816
  Biovail Corp.                                            14,500     316,970
  Bristol-Myers Squibb Co.                                 10,091     280,126
  Cephalon, Inc. *(b)                                       4,850     345,368
  Eli Lilly & Co.                                           5,779     310,390
  Forest Laboratories, Inc. *                              14,900     766,456
  King Pharmaceuticals, Inc. *                             43,600     857,612
  MedImmune, Inc. *(b)                                     32,400   1,179,036
  Merck & Co., Inc.                                        20,516     906,192
  Mylan Laboratories, Inc. (b)                             29,700     627,858
  Pfizer, Inc.                                             77,123   1,948,127
  Schering-Plough Corp.                                     9,047     230,789
  Watson Pharmaceuticals, Inc. *(b)                        24,600     650,178
  Wyeth                                                     8,256     413,048
                                                                  -----------
                                                                    9,271,966
                                                                  -----------
  REAL ESTATE -- 1.0%
  Apartment Investment & Management Co. (REIT) - Class A    6,500     374,985
  Boston Properties, Inc. (REIT)                           13,980   1,641,252
  CB Richard Ellis Group, Inc. - Class A *                 18,100     618,658
  Host Hotels & Resorts, Inc. (REIT)                          400      10,524
                                                                  -----------
                                                                    2,645,419
                                                                  -----------
  RETAIL - MULTILINE -- 2.4%
  Costco Wholesale Corp.                                    2,522     135,785
  CVS Corp.                                                19,686     672,080
  J.C. Penney Co., Inc.                                    19,200   1,577,472
  Kohl's Corp. *                                            4,700     360,067

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

  SECURITY DESCRIPTION                                    SHARES     VALUE
  --------------------                                    ------- ------------
  Sears Holdings Corp. *                                      600 $    108,096
  Target Corp.                                             14,204      841,729
  Wal-Mart Stores, Inc.                                    57,415    2,695,634
                                                                  ------------
                                                                     6,390,863
                                                                  ------------
  RETAIL - SPECIALTY -- 1.7%
  American Eagle Outfitters, Inc. (b)                      31,528      945,525
  Home Depot, Inc. (The)                                   22,656      832,381
  Liz Claiborne, Inc.                                      11,160      478,206
  Lowe's Cos., Inc.                                         8,225      259,005
  Men's Wearhouse, Inc. (The) (b)                           3,400      159,970
  NIKE, Inc. - Class B                                      6,900      733,194
  Ross Stores, Inc.                                        11,900      409,360
  Staples, Inc. (b)                                        21,000      542,640
  Toro Co. (The)                                            3,700      189,588
                                                                  ------------
                                                                     4,549,869
                                                                  ------------
  ROAD & RAIL -- 0.7%
  Burlington Northern Santa Fe Corp.                       10,413      837,517
  CSX Corp.                                                16,712      669,316
  Union Pacific Corp.                                       3,700      375,735
                                                                  ------------
                                                                     1,882,568
                                                                  ------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.3%
  Applied Materials, Inc.                                   7,700      141,064
  ASML Holding N.V. *(b)                                   24,840      614,790
  Integrated Device Technology, Inc. *                     31,200      481,104
  Intel Corp.                                              63,417    1,213,167
  Lam Research Corp. *                                      3,300      155,831
  Micron Technology, Inc. *(b)                             19,000      229,520
  Texas Instruments, Inc.                                   7,584      228,278
  Varian Semiconductor Equipment Associates, Inc. *         8,600      459,068
                                                                  ------------
                                                                     3,522,822
                                                                  ------------
  SOFTWARE -- 1.9%
  BMC Software, Inc. *                                     27,900      859,041
  Compuware Corp. *                                        93,000      882,570
  Microsoft Corp.                                          84,807    2,363,571
  Oracle Corp. *                                           28,966      525,153
  Sybase, Inc. *                                           16,721      422,707
                                                                  ------------
                                                                     5,053,042
                                                                  ------------
  TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.2%
  AT&T, Inc.                                               63,306    2,496,156
  BCE, Inc. *(b)                                            7,777      219,933
  Qwest Communications International, Inc. *(b)           124,000    1,114,760
  Sprint Nextel Corp.                                      14,258      270,332
  Verizon Communications, Inc.                             44,076    1,671,362
                                                                  ------------
                                                                     5,772,543
                                                                  ------------
  TOBACCO -- 0.4%
  Altria Group, Inc.                                       13,112    1,151,365
                                                                  ------------
  Total Common Stocks
    (Cost $123,214,948)                                            144,244,332
                                                                  ------------
  CONVERTIBLE PREFERRED STOCKS -- 0.5%
  COMMERCIAL SERVICES & SUPPLIES -- 0.1%
  United Rentals Trust I 6.500%, due 08/01/28               3,958      194,932
                                                                  ------------
  ELECTRIC UTILITIES -- 0.1%
  NRG Energy, Inc. 4.000% (b)                                 100      190,450
                                                                  ------------
  ENTERTAINMENT & LEISURE -- 0.1%
  Six Flags, Inc. 7.250%, due 08/15/09 (b)                  8,400      198,450
                                                                  ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        SHARES/
 SECURITY DESCRIPTION                                  PAR AMOUNT     VALUE
 --------------------                                  ---------- ------------
 HEALTH CARE PROVIDERS & SERVICES -- 0.1%
 Omnicare, Inc., Series B 4.000%, due 06/15/33              4,800 $    261,216
                                                                  ------------
 MEDIA -- 0.1%
 Interpublic Group (IPG)--Class B 5.250% (144A) (f)           166      187,580
                                                                  ------------
 REAL ESTATE -- 0.1%
 Simon Property Group, Inc. (REIT) 6.000%                   2,200      194,700
                                                                  ------------
 Total Convertible Preferred Stocks (Cost $1,090,240)                1,227,328
                                                                  ------------
 SHORT - TERM INVESTMENTS -- 2.6%
 State Street Bank & Trust Co.
 Repurchase Agreement dated 03/30/07 at 2.550% to be
   repurchased at $4,398,935 on 04/02/07
   collateralized by $4,250,000 FHLMC at 5.750% due
   06/27/16 with a value of $4,489,063.                $4,398,000    4,398,000
 Repurchase Agreement dated 03/30/07 at 2.550% to be
   repurchased at $1,940,412 on 04/02/07
   collateralized by $1,475,000 U.S. Treasury Bond at
   8.125% due 08/15/21 with a value of $1,981,056.      1,940,000    1,940,000
 Repurchase Agreement dated 03/30/07 at 4.670% to be
   repurchased at $451,176 on 04/02/07 collateralized
   by $470,000 U.S. Treasury Bond at 4.250% due
   08/15/15 with a value of $460,255.                     451,000      451,000
                                                                  ------------
 Total Short - Term Investments (Cost $6,789,000)                    6,789,000
                                                                  ------------
 TOTAL INVESTMENTS -- 104.1% (Cost $250,940,509#)                  273,716,816
                                                                  ------------
 Other Assets and Liabilities (net) -- (4.1)%                      (10,841,815)
                                                                  ------------
 TOTAL NET ASSETS -- 100.0%                                       $262,875,001
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*     -   Non-income producing security.
#     -   Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $25,689,212 and $2,912,905 respectively, resulting in a net unrealized appreciation of $22,776,307.
(a)   -   Variable or floating rate security. The stated rate represents the rate at March 31, 2007.
(b)   -   A portion or all of the security was held on loan. As of March 31,
          2007, the market value of the securities loaned was $59,795,956 and the collateral received consisted of cash in the amount of $60,851,769 and securities in the amount of $208,750.
(c)   -   Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)   -   Zero coupon bond--Interest rate represents current yield to maturity.
(e)   -   Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(f)   -   Securities that may be resold to "qualified institutional buyers"
          under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the
          Board of Trustees. These securities represent in the aggregate $7,084,736 of net assets.
AIG   -   American International Guaranty
FHLMC -   Federal Home Loan Mortgage Corporation
REIT  -   Real Estate Investment Trust

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
COMMON STOCKS -- 99.0%

AUTOMOBILES -- 0.5%
General Motors Corp. (a)                                   175,400 $  5,374,256
                                                                   ------------
BIOTECHNOLOGY -- 0.1%
Amgen, Inc. *                                               11,400      637,032
                                                                   ------------
BUILDING PRODUCTS -- 0.5%
Masco Corp.                                                201,500    5,521,100
                                                                   ------------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.8%
Cisco Systems, Inc. *                                      683,500   17,449,755
Motorola, Inc.                                             224,700    3,970,449
                                                                   ------------
                                                                     21,420,204
                                                                   ------------
COMPUTERS & PERIPHERALS -- 5.2%
Dell, Inc. *                                               319,300    7,410,953
Hewlett-Packard Co.                                        493,300   19,801,062
International Business Machines Corp.                      171,300   16,146,738
Seagate Technology                                         706,200   16,454,460
                                                                   ------------
                                                                     59,813,213
                                                                   ------------
ELECTRIC UTILITIES -- 5.2%
AES Corp. *                                              2,763,900   59,479,128
                                                                   ------------
FINANCIAL - DIVERSIFIED -- 11.7%
Capital One Financial Corp.                                253,625   19,138,542
Citigroup, Inc.                                            599,100   30,757,794
Countrywide Financial Corp.                                970,800   32,657,712
JPMorgan Chase & Co.                                     1,069,500   51,742,410
                                                                   ------------
                                                                    134,296,458
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 10.6%
Aetna, Inc.                                                918,300   40,212,357
Health Net, Inc. *                                         517,100   27,825,151
UnitedHealth Group, Inc.                                 1,019,300   53,992,321
                                                                   ------------
                                                                    122,029,829
                                                                   ------------
HOUSEHOLD DURABLES -- 3.5%
Beazer Homes USA, Inc. (a)                                 104,050    3,020,572
Centex Corp.                                               349,050   14,583,309
Pulte Homes, Inc.                                          622,600   16,473,996
Ryland Group, Inc. (The) (a)                               145,000    6,117,550
                                                                   ------------
                                                                     40,195,427
                                                                   ------------
INDUSTRIAL - DIVERSIFIED -- 7.3%
General Electric Co.                                       566,100   20,017,296
Tyco International, Ltd.                                 2,024,300   63,866,665
                                                                   ------------
                                                                     83,883,961
                                                                   ------------
INSURANCE -- 2.4%
American International Group, Inc.                         405,250   27,240,905
                                                                   ------------
INTERNET & CATALOG RETAIL -- 2.2%
Expedia, Inc. *                                          1,082,800   25,099,304
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 19.1%
Amazon.com, Inc. *(a)                                    1,340,200   53,326,558
eBay, Inc. *                                             1,024,300   33,955,545
Google, Inc.--Class A *                                    114,200   52,321,872
IAC/InterActiveCorp. *(a)                                  947,800   35,741,538
Yahoo!, Inc. *                                           1,422,500   44,510,025
                                                                   ------------
                                                                    219,855,538
                                                                   ------------

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                      SHARES /
SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                                 ---------- --------------
LEISURE EQUIPMENT & PRODUCTS -- 2.4%
Eastman Kodak Co. (a)                                 1,227,300 $   27,687,888
                                                                --------------
MEDIA -- 4.8%
DIRECTV Group, Inc. (The) *                           1,211,700     27,953,919
Time Warner, Inc.                                     1,364,600     26,909,912
                                                                --------------
                                                                    54,863,831
                                                                --------------
PHARMACEUTICALS -- 1.6%
Pfizer, Inc.                                            736,500     18,603,990
                                                                --------------
RETAIL - SPECIALTY -- 6.5%
Home Depot, Inc. (The)                                  682,600     25,078,724
Sears Holdings Corp. *                                  279,600     50,372,736
                                                                --------------
                                                                    75,451,460
                                                                --------------
SOFTWARE -- 3.0%
CA, Inc.                                                589,050     15,262,286
Electronic Arts, Inc. *                                 376,200     18,945,432
                                                                --------------
                                                                    34,207,718
                                                                --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 9.4%
Qwest Communications International, Inc. *(a)         5,766,700     51,842,633
Sprint Nextel Corp.                                   2,968,700     56,286,552
                                                                --------------
                                                                   108,129,185
                                                                --------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
NIKE, Inc. - Class B                                    129,100     13,718,166
                                                                --------------
Total Common Stocks
  (Cost $1,064,744,422)                                          1,137,508,593
                                                                --------------
SHORT-TERM INVESTMENT -- 1.4%
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/30/07 at 3.400% to be repurchased at
  $5,343,701 on 04/02/07 collateralized by
  $5,525,000 FFCB at 3.375% due 07/15/08 with a
  value of $5,449,031.                               $5,342,188      5,342,188
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/30/07 at 3.400% to be repurchased at
  $4,076,081 on 04/02/07 collateralized by
  $4,095,000 FHLB at 5.125% due 06/18/08 with a
  value of $4,156,425.                                4,074,926      4,074,926
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/30/07 at 3.400% to be repurchased at
  $6,832,821 on 04/02/07 collateralized by
  $6,920,000 FHLMC at 4.625% due 12/19/08 with a
  value of $6,971,900.                                6,830,886      6,830,886
                                                                --------------
Total Short-Term Investment
  (Cost $16,248,000)                                                16,248,000
                                                                --------------
TOTAL INVESTMENTS -- 100.4% (Cost $1,080,992,422#)               1,153,756,593
                                                                --------------
Other Assets and Liabilities (net) -- (0.4)%                        (4,553,780)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,149,202,813
                                                                ==============
--------
PORTFOLIO FOOTNOTES
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $110,737,142 and $37,972,971 respectively, resulting in a net unrealized appreciation of $72,764,171.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $139,180,214 and the collateral received consisted of cash in the amount of $95,730,986 and securities in the amount of $47,259,027.
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                  -------------- ----------
DOMESTIC BONDS & DEBT SECURITIES -- 18.2%

AEROSPACE & DEFENSE -- 0.0%
Embraer Overseas, Ltd. 6.375%, due 01/24/17
  (144A) (a)                                          $      155,000 $  157,713
                                                                     ----------
APPAREL & TEXTILES -- 0.2%
Kellwood Co. 7.625%, due 10/15/17                          1,250,000  1,163,119
                                                                     ----------
ASSET-BACKED SECURITIES -- 0.3%
Citibank Credit Card Issuance Trust 5.375%, due
  04/10/13 (i)                                               600,000    833,051
MBNA Credit Card Master Note 4.150%, due 04/19/10 (i)        665,000    885,130
                                                                     ----------
                                                                      1,718,181
                                                                     ----------
AUTO COMPONENTS -- 0.2%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28              978,000    914,430
                                                                     ----------
AUTOMOBILES -- 0.0%
General Motors Corp. 8.375%, due 07/15/33 (b)                 25,000     22,563
                                                                     ----------
AUTOMOTIVE LOANS -- 0.3%
Ford Motor Credit Co. 8.625%, due 11/01/10                 2,000,000  2,041,042
                                                                     ----------
BANKS -- 0.5%
Inter-American Development Bank 1.900%, due 07/08/09
  (m)                                                     19,000,000    165,612
International Bank for Reconstruction & Development
  2.000%, due 02/18/08 (m)                               322,000,000  2,769,444
                                                                     ----------
                                                                      2,935,056
                                                                     ----------
BUILDING MATERIALS -- 0.1%
Owens Corning, Inc.
   6.500%, due 12/01/16 (144A)(a)                             90,000     92,090
   7.000%, due 12/01/36 (144A)(a)                            140,000    140,060
USG Corp. 6.300%, due 11/15/16 (144A) (a)                    195,000    196,731
                                                                     ----------
                                                                        428,881
                                                                     ----------
CHEMICALS -- 0.3%
Hercules, Inc. 6.500%, due 06/30/29                           10,000      8,550
LPG International, Inc. 7.250%, due 12/20/15 (b)           1,465,000  1,516,275
                                                                     ----------
                                                                      1,524,825
                                                                     ----------
ELECTRIC -- 0.2%
Empresa Nacional de Electricidad S.A. 8.350%, due
  08/01/13                                                   910,000  1,033,399
                                                                     ----------
ENERGY -- 1.0%
El Paso Corp. 6.950%, due 06/01/28                             5,000      5,162
Kinder Morgan Finance Co.
   5.700%, due 01/05/16                                      140,000    131,486
   6.400%, due 01/05/36                                      200,000    179,637
Kinder Morgan, Inc. 5.150%, due 03/01/15                      45,000     41,336
KN Capital Trust III 7.630%, due 04/15/28 (b)                  5,000      4,840
NGC Corp. Capital Trust - Series B 8.316%, due
  06/01/27                                                   540,000    521,100
Tennessee Gas Pipeline Co. 7.000%, due 10/15/28            4,635,000  4,985,712
                                                                     ----------
                                                                      5,869,273
                                                                     ----------
FINANCIAL - DIVERSIFIED -- 0.9%
BNP Paribas S.A. 7.929%, due 06/13/11
  (144A) (a) (c) (k)                                   8,241,755,000    607,840
Cosan Finance Ltd. 7.000%, due 02/01/17 (144A) (a)           105,000    103,950
Goldman Sachs Group, Inc. (The) 4.185%, due 05/23/16
  (i)                                                        650,000    868,870
Merrill Lynch & Co., Inc. 10.710%, due 03/08/17 (f)        2,900,000  1,414,437
Morgan Stanley 5.375%, due 11/14/13 (j)                      510,000    975,850
Network Rail MTN Finance Plc 4.875%, due 03/06/09 (j)        505,000    980,448

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT    VALUE
--------------------                                   ---------- ------------
Ranhill Labuan, Ltd. 12.500%, due 10/26/11 (144A) (a)
  (b)                                                  $  255,000   $  252,884
                                                                  ------------
                                                                     5,204,279
                                                                  ------------
FOOD & DRUG RETAILING -- 1.1%
Albertson's, Inc. 7.450%, due 08/01/29                  5,470,000    5,408,370
JBS S.A. 10.500%, due 08/04/16 (144A) (a)                 900,000    1,023,750
                                                                  ------------
                                                                     6,432,120
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.9%
HCA, Inc.
   8.360%, due 04/15/24                                    60,000       54,948
   7.690%, due 06/15/25                                   250,000      216,760
   7.500%, due 12/15/23-11/06/33                        4,970,000    4,261,437
   6.500%, due 02/15/16 (b)                               245,000      209,781
   7.580%, due 09/15/25                                   600,000      509,450
   7.050%, due 12/01/27                                    80,000       63,863
   7.750%, due 07/15/36                                    95,000       80,966
                                                                  ------------
                                                                     5,397,205
                                                                  ------------
HOMEBUILDERS -- 0.9%
Desarrolladora Homex S.A. de C.V. 7.500%, due 09/28/15    985,000    1,021,445
K Hovnanian Enterprises, Inc. 6.250%, due 01/15/16      1,000,000      857,500
Pulte Homes, Inc.
   6.375%, due 05/15/33                                 1,565,000    1,458,876
   6.000%, due 02/15/35                                 1,900,000    1,700,074
                                                                  ------------
                                                                     5,037,895
                                                                  ------------
INDUSTRIAL--DIVERSIFIED -- 0.8%
Borden, Inc.
   8.375%, due 04/15/16                                 3,030,000    2,833,050
   9.200%, due 03/15/21                                 1,910,000    1,828,825
   7.875%, due 02/15/23                                    60,000       51,450
                                                                  ------------
                                                                     4,713,325
                                                                  ------------
MACHINERY -- 0.1%
Cummins, Inc. 6.750%, due 02/15/27                        509,000      509,497
                                                                  ------------
MEDIA -- 0.1%
News America, Inc. 6.150%, due 03/01/37 (144A) (a)        305,000      291,529
Time Warner, Inc. 6.500%, due 11/15/36                     45,000       45,019
                                                                  ------------
                                                                       336,548
                                                                  ------------
METALS & MINING -- 0.1%
Vale Overseas, Ltd. 6.875%, due 11/21/36                  300,000      309,806
                                                                  ------------
OIL & GAS -- 0.0%
Colorado Interstate Gas Co. 6.800%, due 11/15/15            5,000        5,317
                                                                  ------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.7%
Anadarko Petroleum Corp.
   5.950%, due 09/15/16                                   395,000      396,540
   6.450%, due 09/15/36                                   290,000      286,969
Cerro Negro Finance, Ltd. 7.900%, due 12/01/20
  (144A) (a)                                              785,000      788,925
Chesapeake Energy Corp.
   6.500%, due 08/15/17                                   155,000      153,838
   6.875%, due 11/15/20                                   600,000      600,000
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due
  11/01/15 (144A) (a)                                     850,000      839,375
Petrozuata Finance, Inc. 8.220%, due 04/01/17
  (144A) (a)                                              735,000      742,350
                                                                  ------------
                                                                     3,807,997
                                                                  ------------
PAPER & FOREST PRODUCTS -- 1.1%
Abitibi-Consolidated, Inc.

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                  ------------ ------------
   7.400%, due 04/01/18                               $     65,000 $     55,575
   7.500%, due 04/01/28                                     60,000       50,100
   8.500%, due 08/01/29                                     40,000       34,800
   8.850%, due 08/01/30                                    220,000      196,900
Advance Agro Public Co. 11.000%, due 12/19/12
  (144A) (a) (b)                                           825,000      880,687
Georgia-Pacific Corp.
   8.000%, due 01/15/24                                    595,000      600,950
   7.375%, due 12/01/25                                    415,000      402,550
   7.250%, due 06/01/28                                    120,000      115,200
   7.750%, due 11/15/29                                  1,995,000    1,985,025
   8.875%, due 05/15/31                                  1,735,000    1,847,775
                                                                   ------------
                                                                      6,169,562
                                                                   ------------
RETAIL - MULTILINE -- 0.0%
Toys R US, Inc.
   7.875%, due 04/15/13 (b)                                140,000      129,150
   7.375%, due 10/15/18                                     70,000       60,550
                                                                   ------------
                                                                        189,700
                                                                   ------------
SOFTWARE -- 0.2%
Hanarotelecom, Inc. 7.000%, due 02/01/12 (144A) (a)        965,000      980,681
                                                                   ------------
TELECOMMUNICATION SERVICES--DIVERSIFIED -- 2.4%
Excelcomindo Finance Co. BV 7.125%, due 01/18/13
  (144A) (a)                                               955,000      969,325
France Telecom S.A. 3.625%, due 10/14/15 (i)               355,000      439,122
GTE Corp. 6.940%, due 04/15/28                              55,000       58,005
New England Telephone and Telegraph Co. 7.875%, due
  11/15/29                                                 415,000      466,565
Nextel Communications, Inc.
   6.875%, due 10/31/13                                     47,000       48,150
   Series F5.950%, due 03/15/14                            144,000      141,668
Northern Telecom Capital 7.875%, due 06/15/26              960,000      928,800
Qwest Capital Funding, Inc.
   6.500%, due 11/15/18                                    860,000      809,475
   7.625%, due 08/03/21                                    520,000      525,200
   6.875%, due 07/15/28 (b)                                835,000      793,250
   7.750%, due 02/15/31                                  1,445,000    1,441,387
Qwest Corp. 6.875%, due 09/15/33 (b)                       590,000      572,300
Rogers Wireless, Inc. 7.625%, due 12/15/11 (g)             985,000      950,407
Shaw Communications, Inc. 6.150%, due 05/09/16 (g)       1,070,000      959,473
Sprint Capital Corp. 6.875%, due 11/15/28                   60,000       59,920
Sprint Nextel Corp. 6.000%, due 12/01/16                   109,000      107,268
Telefonica Emisones SAU 6.421%, due 06/20/16               660,000      690,055
Verizon Communications 5.850%, due 09/15/35                390,000      370,051
Verizon Maryland, Inc. 5.125%, due 06/15/33                130,000      108,473
Verizon New York, Inc., Series B 7.375%, due 04/01/32    3,400,000    3,605,377
                                                                   ------------
                                                                     14,044,271
                                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 5.8%
Federal Home Loan Mortgage Corp. 5.125%, due
  01/15/12 (i)                                           1,400,000    1,949,710
Federal National Mortgage Assoc. 1.750%, due
  03/26/08 (m)                                         480,000,000    4,127,555
U.S. Treasury Bond
   4.500%, due 02/15/16-02/15/36 (b)                    10,525,000   10,369,903
   5.375%, due 02/15/31                                  5,975,000    6,371,782
U.S. Treasury Inflation Index Bond 2.000%, due
  01/15/26 (b)                                           1,101,319    1,047,029
U.S. Treasury Note 4.625%, due 02/29/08 (b)              9,340,000    9,317,388
                                                                   ------------
                                                                     33,183,367
                                                                   ------------
Total Domestic Bonds & Debt Securities
  (Cost $101,177,221)                                               104,130,052
                                                                   ------------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT      VALUE
--------------------                                 -------------- -----------
FOREIGN BONDS & DEBT SECURITIES -- 10.5%

ARGENTINA -- 0.2%
Argentina Bonos
   5.475%, due 08/03/12 (d)                          $      540,000 $   387,990
   2.000%, due 09/30/14 (e)                               2,820,000   1,019,003
                                                                    -----------
                                                                      1,406,993
                                                                    -----------
BRAZIL -- 0.0%
ISA Capital do Brasil SA 7.875%, due 01/30/12
  (144A) (a)                                                105,000     107,363
                                                                    -----------
COLOMBIA -- 0.6%
Colombia Government International Bond
   11.750%, due 03/01/10 (h)                            489,000,000     235,857
   12.000%, due 10/22/15 (h)                          5,179,000,000   2,716,410
   8.125%, due 05/21/24 (b)                                 230,000     269,100
Republic of Colombia 7.375%, due 01/27/17 (b)               115,000     125,465
                                                                    -----------
                                                                      3,346,832
                                                                    -----------
GERMANY -- 2.3%
Bundesrepublik Deutschland
   3.750%, due 07/04/13 (i)                               5,165,000   6,803,293
   4.000%, due 01/04/37                                   1,635,000   2,097,216
Hypothekenbank in Essen AG 5.250%, due 01/22/08-
  01/17/11 (i)                                            1,290,000   1,764,800
Kreditanstalt fuer Wiederaufbau 2.500%, due
  10/11/10 (i)                                              675,000     857,227
Muenchener Hypothekenbank 5.000%, due 01/16/12 (i)        1,405,000   1,946,467
                                                                    -----------
                                                                     13,469,003
                                                                    -----------
IRELAND -- 1.6%
Depfa ACS Bank 0.750%, due 09/22/08 (m)                 420,000,000   3,575,732
Ireland Government Bond 4.600%, due 04/18/16 (i)          3,850,000   5,348,465
                                                                    -----------
                                                                      8,924,197
                                                                    -----------
JAPAN -- 1.1%
Japan Government Two Year Bond 0.200%, due 09/20/07
  (m)                                                   420,000,000   3,563,975
Oesterreichische Kontrollbank AG 1.800%, due
  03/22/10 (m)                                          315,000,000   2,749,300
                                                                    -----------
                                                                      6,313,275
                                                                    -----------
MEXICO -- 0.7%
America Movil S.A. de C.V.
   5.500%, due 03/01/14                                     755,000     748,743
   9.000%, due 01/15/16 (n)                               5,100,000     495,041
Mexican Bonos
   9.000%, due 12/20/12 (n)                               7,000,000     677,947
   8.000%, due 12/17/15 (n)                              19,500,000   1,812,568
                                                                    -----------
                                                                      3,734,299
                                                                    -----------
NETHERLANDS -- 0.3%
Bite Finance International B.V. 7.359%, due
  03/15/14 (144A) (a) (i)                                   280,000     380,183
Rabobank Nederland 13.500%, due 01/28/08(144A)
  (a) (l)                                                70,000,000   1,062,917
                                                                    -----------
                                                                      1,443,100
                                                                    -----------
NORWAY -- 0.5%
Government of Norway
   5.500%, due 05/15/09 (p)                               8,600,000   1,436,154
   6.000%, due 05/16/11 (p)                               2,035,000     351,788
Norway Government Bond 5.000%, due 05/15/15 (p)           5,735,000     968,002
                                                                    -----------
                                                                      2,755,944
                                                                    -----------
PERU -- 0.3%
Peru Government International Bond 5.000%, due
  03/07/17                                                1,673,200   1,669,017
                                                                    -----------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                         SHARES /
SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
SINGAPORE -- 1.0%
Singapore Government Bond 4.625%, due 07/01/10 (q)      $ 8,445,000 $ 5,913,214
                                                                    -----------
SOUTH AFRICA -- 0.6%
Republic of South Africa 4.500%, due 04/05/16 (i)         1,520,000   1,996,766
South Africa Government Bond 13.000%, due 08/31/10 (r)    7,975,000   1,248,133
                                                                    -----------
                                                                      3,244,899
                                                                    -----------
UNITED KINGDOM -- 1.0%
BSkyB Finance UK Plc 5.750%, due 10/20/17 (j)               510,000     977,326
HSBC Bank Plc London 0.001%, due 04/18/12
  (144A) (a) (o)                                          7,655,000   1,873,067
United Kingdom Gilt
   6.250%, due 11/25/10 (j)                                 885,000   1,795,664
   5.000%, due 03/07/12 (j)                                 485,000     945,151
   4.250%, due 03/07/36 (j)                                 215,000     411,155
                                                                    -----------
                                                                      6,002,363
                                                                    -----------
URUGUAY -- 0.3%
Republic of Uruguay 8.000%, due 11/18/22                    475,000     541,500
Republica Oriental Del Uruguayui Bond 4.250%, due
  04/05/27                                               29,700,000   1,223,729
                                                                    -----------
                                                                      1,765,229
                                                                    -----------
Total Foreign Bonds & Debt Securities
  (Cost $59,031,247)                                                 60,095,728
                                                                    -----------
CONVERTIBLE BONDS -- 0.7%

ELECTRONICS -- 0.0%
Avnet, Inc. 2.000%, due 03/15/34                            140,000     167,825
                                                                    -----------
PHARMACEUTICALS -- 0.4%
Enzon Pharmaceuticals, Inc. 4.500%, due 07/01/08          1,000,000     978,750
Valeant Pharmaceuticals 3.000%, due 08/16/10              1,150,000   1,058,000
                                                                    -----------
                                                                      2,036,750
                                                                    -----------
TELECOMMUNICATION SERVICES--DIVERSIFIED -- 0.3%
Level 3 Communications, Inc.
   6.000%, due 09/15/09                                     540,000     521,775
   2.875%, due 07/15/10                                   1,310,000   1,470,475
                                                                    -----------
                                                                      1,992,250
                                                                    -----------
Total Convertible Bonds
  (Cost $3,837,452)                                                   4,196,825
                                                                    -----------
COMMON STOCKS -- 67.6%

AUTOMOBILES -- 1.1%
Toyota Motor Corp. (b)                                       94,700   6,079,218
                                                                    -----------
BANKS -- 6.3%
Anglo Irish Bank Corp. Plc                                  391,960   8,362,965
Bank of America Corp.                                       134,750   6,874,945
DBS Group Holdings, Ltd.                                    278,000   3,919,650
Julius Baer Holding AG                                       37,245   5,102,996
Piraeus Bank S.A.                                           340,018  11,795,382
                                                                    -----------
                                                                     36,055,938
                                                                    -----------
BEVERAGES -- 1.6%
Heineken N.V. (b)                                           175,925   9,223,198
                                                                    -----------
BIOTECHNOLOGY -- 2.1%
Actelion, Ltd. *                                             28,275   6,610,243
Gilead Sciences, Inc. *                                      70,845   5,419,643
                                                                    -----------
                                                                     12,029,886
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.0%
Capita Group Plc                                            700,810   9,429,668

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                       SHARES     VALUE
 --------------------                                       ------- -----------
 Randstad Holdings N.V. (b)                                 102,650 $ 7,982,111
                                                                    -----------
                                                                     17,411,779
                                                                    -----------
 COMMUNICATIONS EQUIPMENT & SERVICES -- 4.5%
 Cisco Systems, Inc. *                                      392,535  10,021,419
 Corning, Inc. *                                            216,850   4,931,169
 QUALCOMM, Inc.                                             115,268   4,917,333
 Research In Motion, Ltd. *                                  41,850   5,712,106
                                                                    -----------
                                                                     25,582,027
                                                                    -----------
 COMPUTERS & PERIPHERALS -- 5.6%
 Apple, Inc. *                                              111,645  10,372,937
 Hewlett-Packard Co.                                        197,405   7,923,836
 International Business Machines Corp.                       73,930   6,968,642
 Network Appliance, Inc. *                                  189,125   6,906,845
                                                                    -----------
                                                                     32,172,260
                                                                    -----------
 CONTAINERS & PACKAGING -- 0.7%
 Owens-Illinois, Inc. *                                     163,101   4,203,113
                                                                    -----------
 ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.7%
 ABB, Ltd. (b)                                              728,254  12,542,144
 Ibiden Co., Ltd. (b)                                        87,700   4,526,434
 Sony Corp. (ADR)                                            81,550   4,117,459
                                                                    -----------
                                                                     21,186,037
                                                                    -----------
 ENERGY EQUIPMENT & SERVICES -- 1.2%
 Schlumberger, Ltd.                                          51,475   3,556,922
 Tenaris S.A. (ADR)                                          75,765   3,477,614
                                                                    -----------
                                                                      7,034,536
                                                                    -----------
 FINANCIAL - DIVERSIFIED -- 8.4%
 Chicago Merchantile Exchange Holdings, Inc.                 18,371   9,781,823
 Franklin Resources, Inc.                                    38,386   4,638,180
 Goldman Sachs Group, Inc. (The)                             51,250  10,589,787
 IntercontinentalExchange, Inc. *(b)                         42,634   5,210,301
 Man Group Plc                                              745,300   8,159,408
 NYSE Group, Inc. *(b)                                       43,135   4,043,906
 Prudential Financial, Inc.                                  61,000   5,505,860
                                                                    -----------
                                                                     47,929,265
                                                                    -----------
 HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
 Nobel Biocare Holding AG                                    16,324   5,972,365
 Phonak Holding AG                                           75,128   5,752,505
                                                                    -----------
                                                                     11,724,870
                                                                    -----------
 HOTELS, RESTAURANTS & LEISURE -- 1.6%
 Las Vegas Sands Corp. *(b)                                  54,850   4,750,559
 McDonald's Corp.                                            91,325   4,114,191
                                                                    -----------
                                                                      8,864,750
                                                                    -----------
 INTERNET SOFTWARE & SERVICES -- 2.8%
 Akamai Technologies, Inc. *(b)                             120,225   6,001,632
 Google, Inc.--Class A *                                     22,440  10,281,110
 Monster Worldwide, Inc. *                                        5         237
                                                                    -----------
                                                                     16,282,979
                                                                    -----------
 MEDIA -- 1.8%
 Focus Media Holding, Ltd. *                                 62,290   4,887,273
 News Corp.--Class B (b)                                    227,770   5,573,532
                                                                    -----------
                                                                     10,460,805
                                                                    -----------
 METALS & MINING -- 3.0%
 Freeport-McMoRan Copper & Gold, Inc. - Class B (b)          98,980   6,551,486

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        SHARES /
 SECURITY DESCRIPTION                                  PAR AMOUNT     VALUE
 --------------------                                  ----------- ------------
 Precision Castparts Corp.                                 103,675 $ 10,787,384
                                                                   ------------
                                                                     17,338,870
                                                                   ------------
 OIL & GAS -- 0.8%
 Exxon Mobil Corp.                                          58,850    4,440,232
 Ultra Petroleum Corp. *(b)                                     20        1,063
                                                                   ------------
                                                                      4,441,295
                                                                   ------------
 PHARMACEUTICALS -- 2.0%
 Genentech, Inc. *                                          68,647    5,637,291
 Roche Holdings AG (b)                                      32,764    5,816,534
                                                                   ------------
                                                                     11,453,825
                                                                   ------------
 REAL ESTATE -- 4.3%
 CB Richard Ellis Group, Inc.--Class A *(b)                207,765    7,101,408
 China Overseas Land & Investment, Ltd.                  3,476,000    4,343,821
 Keppel Land, Ltd. (b)                                   1,282,000    7,938,610
 Sumitomo Realty & Development Co., Ltd. (b)               143,000    5,428,150
                                                                   ------------
                                                                     24,811,989
                                                                   ------------
 RETAIL - MULTILINE -- 1.4%
 CVS Corp. (b)                                             235,525    8,040,824
                                                                   ------------
 RETAIL - SPECIALTY -- 1.1%
 Esprit Holdings, Ltd.                                     540,000    6,303,744
                                                                   ------------
 SOFTWARE -- 2.7%
 Adobe Systems, Inc. *                                     150,855    6,290,654
 Nintendo Co., Ltd. (b)                                     30,700    8,925,262
                                                                   ------------
                                                                     15,215,916
                                                                   ------------
 TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.8%
 AT&T, Inc.                                                143,199    5,646,337
 Telefonaktiebolaget LM Ericsson (ADR)                     131,925    4,893,098
                                                                   ------------
                                                                     10,539,435
                                                                   ------------
 TELECOMMUNICATION SERVICES - WIRELESS -- 4.0%
 America Movil S.A. de C.V.                              5,105,400   12,248,153
 China Mobile (Hong Kong), Ltd.                          1,165,400   10,492,274
                                                                   ------------
                                                                     22,740,427
                                                                   ------------
 Total Common Stocks (Cost $330,685,091)                            387,126,986
                                                                   ------------
 SHORT-TERM INVESTMENT -- 2.7%
 State Street Bank & Trust Co., Repurchase Agreement
   dated 03/30/07 at 3.400% to be repurchased at
   $15,450,376 on 04/02/07 collateralized by
   $15,600,000 FHLMC at 5.650% due 02/23/17 with a
   value of $15,756,000.
 (Cost -- $15,446,000)                                 $15,446,000   15,446,000
                                                                   ------------
 TOTAL INVESTMENTS -- 99.7% (COST $510,177,011#)                    570,995,591
                                                                   ------------
 Other Assets and Liabilities (net) -- 0.3%                           1,716,830
                                                                   ------------
 TOTAL NET ASSETS -- 100.0%                                        $572,712,421
                                                                   ============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $64,834,410 and $4,015,830 respectively, resulting in a net unrealized appreciation of $60,818,580.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $11,491,420 of net assets.
(b) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $98,895,383 and the collateral received consisted of cash in the amount of $102,260,367.
(c) Zero coupon bond - Interest rate represents current yield to maturity.

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

(d) Variable or floating rate security. The stated rate represents the rate at March 31, 2007.
(e) Par shown in Argentine Peso. Value is shown in U.S. Dollar.
(f) Par shown in Brazilian Real. Value is shown in U.S. Dollar.
(g) Par shown in Canadian Dollar. Value is shown in U.S. Dollar.
(h) Par shown in Colombian Peso. Value is shown in U.S. Dollar.
(i) Par shown in Euro Currency. Value is shown in U.S. Dollar.
(j) Par shown in Pound Sterling. Value is shown in U.S. Dollar.
(k) Par shown in Indonesian Rupiah. Value is shown in U.S. Dollar.
(l) Par shown in Iceland Krona. Value is shown in U.S. Dollar.
(m) Par shown in Japanese Yen. Value is shown in U.S. Dollar.
(n) Par shown in Mexican Peso. Value is shown in U.S. Dollar.
(o) Par shown in Malaysian Ringgit. Value is shown in U.S. Dollar.
(p) Par shown in Norwegian Krone. Value is shown in U.S. Dollar.
(q) Par shown in Singapore Dollar. Value is shown in U.S. Dollar.
(r) Par shown in South African Rand. Value is shown in U.S. Dollar.
ADR - American Depository Receipts.
FHLMC - Federal Home Loan Mortgage Corporation.

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
DOMESTIC BONDS & DEBT SECURITIES -- 22.2%

AEROSPACE & DEFENSE -- 0.1%
Hawker Beechcraft Acquisition Co. 9.750%, due 04/01/17
  (144A) (a)                                               $100,000  $  104,750
                                                                     ----------
AUTO COMPONENTS -- 0.2%
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14       100,000      84,250
Stanadyne Corp., Series 1 10.000%, due 08/15/14              75,000      77,625
                                                                     ----------
                                                                        161,875
                                                                     ----------
AUTOMOTIVE LOANS -- 0.4%
Ford Motor Credit Co.
   7.375%, due 10/28/09                                     300,000     299,621
   7.250%, due 10/25/11                                     125,000     121,603
                                                                     ----------
                                                                        421,224
                                                                     ----------
BUSINESS SERVICES -- 0.7%
Affinion Group, Inc. 11.500%, due 10/15/15                  300,000     331,500
RH Donnelley Corp. 8.875%, due 01/15/16                     300,000     320,250
                                                                     ----------
                                                                        651,750
                                                                     ----------
CHEMICALS -- 0.9%
Equistar Chemicals LP 7.550%, due 02/15/26                  200,000     198,500
Ineos Group Holdings Plc 8.500%, due 02/15/16 (144A) (a)    500,000     481,250
Lyondell Chemical Co. 8.250%, due 09/15/16                  175,000     188,125
                                                                     ----------
                                                                        867,875
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
Ashtead Capital, Inc. 9.000%, due 08/15/16 (144A) (a)       200,000     214,000
FTI Consulting, Inc. 7.750%, due 10/01/16                    75,000      79,125
Hertz Corp. 8.875%, due 01/01/14                            150,000     162,375
                                                                     ----------
                                                                        455,500
                                                                     ----------
CONTAINERS & PACKAGING -- 0.9%
Berry Plastics Holding Corp. 8.875%, due 09/15/14           400,000     411,000
Crown Cork & Seal, Inc. 7.375%, due 12/15/26                250,000     237,500
Graphic Packaging International Corp. 9.500%, due
  08/15/13                                                  250,000     267,187
                                                                     ----------
                                                                        915,687
                                                                     ----------
ELECTRIC UTILITIES -- 1.1%
Edison Mission Energy 7.750%, due 06/15/16                  350,000     366,625
Mirant Americas General LLC 9.125%, due 05/01/31            350,000     374,500
Reliant Energy, Inc. 9.500%, due 07/15/13                   300,000     328,125
                                                                     ----------
                                                                      1,069,250
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
NXP BV/NXP Funding LLC 9.500%, due 10/15/15 (144A) (a)      425,000     440,938
                                                                     ----------
ENERGY EQUIPMENT & SERVICES -- 0.2%
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14       250,000     237,813
                                                                     ----------
ENVIRONMENTAL SERVICES -- 0.4%
Aleris International, Inc. 10.000%, due 12/15/16
  (144A) (a)                                                150,000     157,500
Allied Waste North America, Inc. 7.250%, due 03/15/15       250,000     256,250
                                                                     ----------
                                                                        413,750
                                                                     ----------
FINANCE - DIVERSIFIED -- 0.3%
Hughes Network Systems LLC/HNS Finance Corp. 9.500%, due
  04/15/14                                                  250,000     264,375
                                                                     ----------

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
HOTELS, RESTAURANTS & LEISURE -- 0.5%
Gaylord Entertainment Co. 8.000%, due 11/15/13             $175,000  $  180,031
Landry's Restaurants, Inc. 7.500%, due 12/15/14             200,000     198,000
River Rock Entertainment Authority 9.750%, due 11/01/11 50,000 53,500 Turning Stone Casino Resort Enterprise 9.125%, due
  09/15/14 (144A) (a)                                        50,000      51,625
                                                                     ----------
                                                                        483,156
                                                                     ----------
INDUSTRIAL - DIVERSIFIED -- 0.8%
Park - Ohio Industries, Inc. 8.375%, due 11/15/14           250,000     246,250
RBS Global, Inc. / Rexnord Corp.
   9.500%, due 08/01/14                                     100,000     104,500
   11.750%, due 08/01/16                                    300,000     323,625
   8.875%, due 09/01/16 (144A)(a)                           100,000     101,500
                                                                     ----------
                                                                        775,875
                                                                     ----------
MACHINERY -- 0.4%
Baldor Electric Co. 8.625%, due 02/15/17                    400,000     425,000
                                                                     ----------
MEDIA -- 2.2%
Barrington Broadcasting Group LLC and Barrington
  Broadcasting Capital Corp. 10.500%, due 08/15/14
  (144A) (a)                                                400,000     422,000
CCH I Holdings LLC 0.000%/11.750%, due 05/15/14 (b)         300,000     288,750
CCH I LLC/CCH I Capital Corp. 11.000%, due 10/01/15         100,000     104,250
Idearc, Inc. 8.000%, due 11/15/16 (144A) (a)                500,000     516,875
Mediacom Broadband LLC 8.500%, due 10/15/15                 275,000     282,562
Mediacom LLC 9.500%, due 01/15/13                           260,000     268,775
Umbrella Acquisition, Inc. 9.750%, due 03/15/15
  (144A) (a)                                                275,000     275,344
                                                                     ----------
                                                                      2,158,556
                                                                     ----------
METALS & MINING -- 0.5%
Freeport McMoRan Copper & Gold, Inc. 8.375%, due 04/01/17   300,000     325,125
Novelis, Inc. 7.250%, due 02/15/15(144A)                    200,000     212,500
                                                                     ----------
                                                                        537,625
                                                                     ----------
OIL & GAS -- 0.9%
Colorado Interstate Gas Co. 6.800%, due 11/15/15            200,000     213,697
Dynegy Holdings, Inc. 8.375%, due 05/01/16                  275,000     287,375
Williams Companies, Inc. 7.875%, due 09/01/21               300,000     331,500
                                                                     ----------
                                                                        832,572
                                                                     ----------
OIL & GAS EXPLORATION & PRODUCTION -- 0.5%
Chesapeake Energy Corp. 7.625%, due 07/15/13                300,000     320,250
Houston Exploration Co. 7.000%, due 06/15/13                150,000     150,750
                                                                     ----------
                                                                        471,000
                                                                     ----------
PAPER & FOREST PRODUCTS -- 0.8%
Abitibi-Consolidated, Inc. 8.550%, due 08/01/10             350,000     356,125
Bowater, Inc. 6.500%, due 06/15/13                          225,000     204,187
Buckeye Technologies, Inc. 8.000%, due 10/15/10             200,000     200,000
                                                                     ----------
                                                                        760,312
                                                                     ----------
PHARMACEUTICALS -- 0.4%
Mylan Laboratories, Inc. 6.375%, due 08/15/15               200,000     198,500
Warner Chilcott Corp. 8.750%, due 02/01/15                  146,000     152,935
                                                                     ----------
                                                                        351,435
                                                                     ----------
RETAIL - MULTILINE -- 0.2%
Brookstone Co., Inc. 12.000%, due 10/15/12                  225,000     235,125
                                                                     ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.5%
Freescale Semiconductor, Inc. 8.875%, due 12/15/14
  (144A) (a)                                                450,000     452,813
                                                                     ----------

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
SOFTWARE -- 0.3%
Sungard Data Systems, Inc. 9.125%, due 08/15/13          $  250,000 $   269,375
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.1%
Cincinnati Bell, Inc. 7.000%, due 02/15/15                  800,000     798,000
Intelsat Bermuda, Ltd.
   8.872%, due 01/15/15 (144A)(a)(c)                        100,000     102,500
   9.250%, due 06/15/16 (144A)(a)                           150,000     166,875
Qwest Capital Funding, Inc. 7.900%, due 08/15/10            600,000     628,500
Syniverse Technologies, Inc. 7.750%, due 08/15/13           350,000     345,625
                                                                    -----------
                                                                      2,041,500
                                                                    -----------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.6%
Dobson Communications Corp. 8.875%, due 10/01/13            250,000     258,750
Rural Cellular Corp. 9.750%, due 01/15/10                   300,000     310,500
                                                                    -----------
                                                                        569,250
                                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Elizabeth Arden, Inc. 7.750%, due 01/15/14                  300,000     307,500
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (a)               100,000     107,000
                                                                    -----------
                                                                        414,500
                                                                    -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 5.0%
Federal Home Loan Mortgage Corp. 5.750%, due 04/15/08     2,000,000   2,014,874
Federal National Mortgage Assoc.
   6.000%, due 02/01/34-04/01/36                          2,023,205   2,044,286
   6.500%, due 07/01/35-09/01/36                            770,901     788,218
                                                                    -----------
                                                                      4,847,378
                                                                    -----------
Total Domestic Bonds & Debt Securities
  (Cost $21,076,672)                                                 21,630,259
                                                                    -----------
CONVERTIBLE BONDS -- 3.7%

AEROSPACE & DEFENSE -- 0.4%
DRS Technologies, Inc. 2.000%, due 02/01/26 (144A)(a)       100,000     105,750
EDO Corp. 4.000%, due 11/15/25                              300,000     306,750
                                                                    -----------
                                                                        412,500
                                                                    -----------
BIOTECHNOLOGY -- 0.6%
Amgen, Inc. 0.125%, due 02/01/11                            300,000     275,625
Genzyme Corp. 1.250%, due 12/01/23                          300,000     309,750
                                                                    -----------
                                                                        585,375
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
FTI Consulting, Inc. 3.750%, due 07/15/12                   200,000     259,750
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
Five Star Quality Care, Inc. 3.750%, due 10/15/26
  (144A)(a)                                                 200,000     208,500
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
Hilton Hotels Corp. 3.375%, due 04/15/23                    150,000     244,688
                                                                    -----------
IT CONSULTING & SERVICES -- 0.2%
Electronic Data Systems Corp. 3.875%, due 07/15/23          200,000     211,500
                                                                    -----------
MACHINERY -- 0.3%
Roper Industries, Inc. 1.481%, due 01/15/34 (d)             400,000     283,000
                                                                    -----------
OIL & GAS -- 0.3%
Devon Energy Corp. 4.900%, due 08/15/08                     200,000     279,750
                                                                    -----------
PHARMACEUTICALS -- 0.5%
CV Therapeutics, Inc. 3.250%, due 08/16/13                  250,000     187,812

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        PAR AMOUNT /
SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                    ------------ ----------
MGI Pharma, Inc. 1.682%/0.000%, due 03/02/24 (d)         $ 400,000   $  280,500
                                                                     ----------
                                                                        468,312
                                                                     ----------
ROAD & RAIL -- 0.4%
CSX Corp. 0.511%, due 10/30/21 +                           300,000      429,375
                                                                     ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.2%
Qwest Communications International, Inc. 3.500%, due
  11/15/25                                                 100,000      165,875
                                                                     ----------
Total Convertible Bonds
  (Cost $3,239,740)                                                   3,548,625
                                                                     ----------
COMMON STOCKS -- 70.6%

BANKS -- 2.2%
Bank of America Corp.                                       21,300    1,086,726
Royal Bank of Scotland Group Plc                            27,553    1,078,153
                                                                     ----------
                                                                      2,164,879
                                                                     ----------
BEVERAGES -- 1.2%
Coca-Cola Amatil, Ltd.                                     166,713    1,185,579
                                                                     ----------
CHEMICALS -- 5.1%
Chemtura Corp.                                             138,200    1,510,526
Eastman Chemical Co.                                        30,600    1,937,898
Monsanto Co.                                                27,400    1,505,904
                                                                     ----------
                                                                      4,954,328
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES -- 4.8%
R. R. Donnelley & Sons Co.                                  60,900    2,228,331
The ServiceMaster Co.                                      123,300    1,897,587
Waste Management, Inc.                                      15,700      540,237
                                                                     ----------
                                                                      4,666,155
                                                                     ----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.0%
Avaya, Inc. *                                               84,821    1,001,736
                                                                     ----------
CONTAINERS & PACKAGING -- 1.7%
Ball Corp.                                                  35,200    1,613,920
                                                                     ----------
ELECTRIC UTILITIES -- 4.2%
Ameren Corp.                                                36,300    1,825,890
Puget Energy, Inc.                                          88,700    2,277,816
                                                                     ----------
                                                                      4,103,706
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
Hubbell, Inc. - Class B                                     21,900    1,056,456
                                                                     ----------
ENERGY EQUIPMENT & SERVICES -- 1.8%
GlobalSantaFe Corp.                                         29,300    1,807,224
                                                                     ----------
FINANCE - DIVERSIFIED -- 0.5%
CI Financial Income Fund                                    21,100      505,126
                                                                     ----------
FOOD & DRUG RETAILING -- 2.0%
H.J. Heinz Co.                                              40,600    1,913,072
                                                                     ----------
FOOD PRODUCTS -- 4.0%
Cadbury Schweppes Plc                                      102,112    1,313,231
Kellogg Co.                                                 19,000      977,170
Kraft Foods, Inc. - Class A                                 51,200    1,620,992
                                                                     ----------
                                                                      3,911,393
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
McDonald's Corp.                                            25,600    1,153,280
                                                                     ----------
HOUSEHOLD DURABLES -- 4.6%
Newell Rubbermaid, Inc.                                     66,900    2,079,921
Snap-On, Inc.                                               29,000    1,394,900

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Tupperware Corp.                                             39,500 $   984,735
                                                                    -----------
                                                                      4,459,556
                                                                    -----------
HOUSEHOLD PRODUCTS -- 0.6%
Henkel KGaA                                                   4,349     583,960
                                                                    -----------
INSURANCE -- 6.2%
ACE, Ltd.                                                    32,000   1,825,920
PartnerRe, Ltd.                                              19,800   1,357,092
SAFECO Corp.                                                 15,000     996,450
XL Capital, Ltd. - Class A                                   26,300   1,839,948
                                                                    -----------
                                                                      6,019,410
                                                                    -----------
MEDIA -- 2.7%
Clear Channel Communications, Inc.                           55,600   1,948,224
Interpublic Group of Cos., Inc. *                            54,022     665,011
                                                                    -----------
                                                                      2,613,235
                                                                    -----------
OIL & GAS -- 7.9%
Chevron Corp.                                                26,700   1,974,732
EOG Resources, Inc.                                          21,700   1,548,078
Halliburton Co.                                              57,500   1,825,050
NiSource, Inc.                                               94,500   2,309,580
                                                                    -----------
                                                                      7,657,440
                                                                    -----------
PAPER & FOREST PRODUCTS -- 3.8%
Bowater, Inc.                                                83,500   1,988,970
MeadWestvaco Corp.                                           55,900   1,723,956
                                                                    -----------
                                                                      3,712,926
                                                                    -----------
PHARMACEUTICALS -- 4.1%
Bristol-Myers Squibb Co.                                     80,300   2,229,128
Mylan Laboratories, Inc.                                     83,750   1,770,475
                                                                    -----------
                                                                      3,999,603
                                                                    -----------
RETAIL - MULTILINE -- 1.1%
Federated Department Stores, Inc.                            23,870   1,075,344
                                                                    -----------
RETAIL - SPECIALTY -- 3.2%
Kesa Electricals Plc                                        164,913   1,103,247
OfficeMax, Inc.                                              37,900   1,998,846
                                                                    -----------
                                                                      3,102,093
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.9%
AT&T, Inc.                                                   78,800   3,107,084
Verizon Communications, Inc.                                 18,300     693,936
                                                                    -----------
                                                                      3,801,020
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 1.7%
Genuine Parts Co.                                            34,400   1,685,600
                                                                    -----------
Total Common Stocks (Cost $57,234,635)                               68,747,041
                                                                    -----------
CONVERTIBLE PREFERRED STOCKS -- 1.9%
BANKS -- 0.3%
Marshall & Ilsley Corp. 6.500%, due 08/15/07                 10,000     261,300
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
CMS Energy Corp. 4.500%, due 12/31/49                         5,000     466,875
                                                                    -----------
INSURANCE -- 0.5%
Fortis Insurance N.V. 7.750%, due 1/26/08 (144A) (a)            150     206,470
XL Capital Ltd. 7.000%, due 02/15/09                         10,000     259,800
                                                                    -----------
                                                                        466,270
                                                                    -----------

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                         SHARES /
 SECURITY DESCRIPTION                                   PAR AMOUNT    VALUE
 --------------------                                   ---------- -----------
 OIL & GAS -- 0.6%
 El Paso Corp. 4.990%, due 12/31/49                           500  $   635,188
                                                                   -----------
 Total Convertible Preferred Stocks (Cost $1,504,962)                1,829,633
                                                                   -----------
 SHORT-TERM INVESTMENT -- 0.9%
 State Street Bank & Trust Co., Repurchase Agreement
   dated 03/30/07 at 1.500% to be repurchased at
   $890,111.25 on 04/02/07 collateralized by $895,000
   FHLB at 5.125% due 06/18/08 with a value of
   $908,425. (Cost -- $890,000)                          $890,000      890,000
                                                                   -----------
 TOTAL INVESTMENTS -- 99.3% (Cost $83,946,009#)                     96,645,558
                                                                   -----------
 Other Assets and Liabilities (net) -- 0.7%                            678,175
                                                                   -----------
 TOTAL NET ASSETS -- 100.0%                                        $97,323,733
                                                                   ===========
--------
PORTFOLIO FOOTNOTES:
+   Zero coupon bond--Interest rate represents current yield to maturity.
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $13,146,497 and $446,948 respectively, resulting in a net unrealized appreciation of $12,699,549.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $5,091,815 of net assets
(b) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c) Variable or floating rate security. The stated rate represents the rate at March 31, 2007.
(d) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
DOMESTIC BONDS & DEBT SECURITIES -- 76.3%
AEROSPACE & DEFENSE -- 1.1%
Armor Holdings, Inc. 8.250%, due 08/15/13               $ 2,000,000 $ 2,110,000
DRS Technologies, Inc. 6.875%, due 11/01/13               6,000,000   6,090,000
Esterline Technologies Corp.
   7.750%, due 06/15/13                                   3,000,000   3,097,500
   6.625%, due 03/01/17 (144A)(b)                         1,150,000   1,161,500
L-3 Communications Corp.
   6.125%, due 01/15/14                                   6,000,000   5,925,000
   6.375%, due 10/15/15                                   2,725,000   2,714,781
                                                                    -----------
                                                                     21,098,781
                                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.3%
Hawker Beechcraft Acquisition Co. 8.500%, due 04/01/15
  (144A) (b)                                              6,175,000   6,429,719
                                                                    -----------
APPAREL & TEXTILES -- 0.4%
Levi Strauss & Co. 8.875%, due 04/01/16 (a)               1,500,000   1,612,500
Quiksilver, Inc. 6.875%, due 04/15/15 (a)                 5,750,000   5,448,125
                                                                    -----------
                                                                      7,060,625
                                                                    -----------
AUTO COMPONENTS -- 0.8%
Accuride Corp. 8.500%, due 02/01/15 (a)                   1,500,000   1,518,750
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14
  (a)                                                     4,000,000   3,370,000
Lear Corp. 8.500%, due 12/01/13 (144A) (a) (b)            4,225,000   4,103,531
Stanadyne Corp., Series 1 10.000%, due 08/15/14           2,000,000   2,070,000
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15
  (e)                                                     2,750,000   2,131,250
Tenneco Automotive, Inc. 8.625%, due 11/15/14 (a)         3,375,000   3,535,313
                                                                    -----------
                                                                     16,728,844
                                                                    -----------
AUTOMOBILES -- 1.0%
General Motors Corp.
   8.375%, due 07/15/33 (a)                               2,500,000   2,256,250
   7.200%, due 01/15/11                                  14,000,000  13,335,000
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A) (b)      3,500,000   3,447,500
                                                                    -----------
                                                                     19,038,750
                                                                    -----------
AUTOMOTIVE LOANS -- 1.5%
Ford Capital BV 9.500%, due 06/01/10 (a)                  2,500,000   2,500,000
Ford Motor Credit Co.
   7.375%, due 10/28/09                                   7,050,000   7,041,089
   7.250%, due 10/25/11 (a)                               8,500,000   8,269,030
General Motors Acceptance Corp. 7.250%, due 03/02/11
  (a)                                                    12,450,000  12,529,219
                                                                    -----------
                                                                     30,339,338
                                                                    -----------
BEVERAGES -- 0.1%
Cerveceria Nacional Dominicana 8.000%, due 03/27/14
  (144A) (b)                                              2,175,000   2,218,500
                                                                    -----------
BUILDING MATERIALS -- 0.9%
Associated Materials, Inc. 0.000%/11.250%, due
  03/01/14 (a) (e)                                        2,850,000   2,016,375
Belden Cdt, Inc. 7.000%, due 03/15/17 (144A) (b)          1,975,000   2,024,418
Building Materials Corp. of America 7.750%, due
  08/01/14 (a)                                            2,000,000   1,975,000
Interline Brands, Inc. 8.125%, due 06/15/14               5,500,000   5,706,250
NTK Holdings, Inc. 0.000%/10.750%, due 03/01/14 (a) (e)   3,650,000   2,664,500
Ply Gem Industries, Inc. 9.000%, due 02/15/12 (a)         4,025,000   3,511,813
                                                                    -----------
                                                                     17,898,356
                                                                    -----------
BUSINESS SERVICES -- 0.7%
Affinion Group, Inc. 11.500%, due 10/15/15                5,000,000   5,525,000

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
RH Donnelley Corp. 8.875%, due 01/15/16                 $ 7,500,000 $ 8,006,250
                                                                    -----------
                                                                     13,531,250
                                                                    -----------
CHEMICALS -- 3.4%
Mosaic Co. (The) 7.375%, due 12/01/14 (144A) (a) (b)      4,000,000   4,170,000
Equistar Chemicals LP 7.550%, due 02/15/26                7,615,000   7,557,887
Hercules, Inc. 6.750%, due 10/15/29                       6,000,000   6,030,000
Huntsman International LLC 7.875%, due 11/15/14
  (144A) (b)                                              5,500,000   5,713,125
Huntsman LLC 11.500%, due 07/15/12 (a)                    1,320,000   1,481,700
IMC Global, Inc. 7.300%, due 01/15/28                     3,900,000   3,666,000
Ineos Group Holdings Plc 8.500%, due 02/15/16
  (144A) (a) (b)                                          8,500,000   8,181,250
Lyondell Chemical Co. 8.000%, due 09/15/14                7,000,000   7,367,500
Macdermid, Inc. 9.500%, due 04/15/17 (144A) (b)           1,700,000   1,700,000
Nalco Co. 8.875%, due 11/15/13 (a)                        5,150,000   5,497,625
Nova Chemicals Corp. 6.500%, due 01/15/12 (a)             3,125,000   2,992,188
Rhodia SA 8.875%, due 06/01/11 (a)                        3,916,000   4,102,010
Rockwood Specialties Group, Inc. 7.500%, due 11/15/14
  (a)                                                     4,500,000   4,590,000
Terra Capital, Inc. 7.000%, due 02/01/17 (144A) (b)       5,000,000   5,000,000
                                                                    -----------
                                                                     68,049,285
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.0%
Aramark Corp.
   8.500%, due 02/01/15 (144A) (b)                        4,050,000   4,232,250
   8.860%, due 02/01/15 (144A)(b) (c)                     1,000,000   1,032,500
Ashtead Capital, Inc. 9.000%, due 08/15/16 (144A) (b)     3,800,000   4,066,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
  7.625%, due 05/15/14 (144A) (a) (b)                    12,500,000  12,812,500
FTI Consulting, Inc. 7.750%, due 10/01/16
  (144A) (a) (b)                                          4,400,000   4,642,000
Hertz Corp. 8.875%, due 01/01/14                          6,000,000   6,495,000
Iron Mountain, Inc. 7.750%, due 01/15/15                  7,000,000   7,175,000
Rental Services Corp. 9.500%, due 12/01/14 (144A) (b)     4,650,000   4,952,250
United Rentals North America, Inc. 7.750%, due
  11/15/13 (a)                                            5,500,000   5,678,750
Williams Scotsman, Inc. 8.500%, due 10/01/15 (a)          7,500,000   7,893,750
                                                                    -----------
                                                                     58,980,000
                                                                    -----------
COMPUTER SOFTWARE & PROCESSING -- 0.1%
Unisys Corp. 8.000%, due 10/15/12                         1,200,000   1,209,000
                                                                    -----------
CONTAINERS & PACKAGING -- 2.7%
Berry Plastics Holding Corp. 8.875%, due 09/15/14        12,500,000  12,843,750
Crown Cork & Seal, Inc. 7.375%, due 12/15/26 (a)         12,000,000  11,400,000
Graphic Packaging International Corp. 9.500%, due
  08/15/13 (a)                                            8,500,000   9,084,375
Owens Brockway Glass Container, Inc.
8.875%, due 02/15/09                                      2,637,000   2,702,925
7.750%, due 05/15/11                                      5,500,000   5,706,250
Owens-Illinois, Inc. 7.500%, due 05/15/10 (a)             5,000,000   5,100,000
Smurfit Stone Container Enteprises, Inc. 8.000%, due
  03/15/17 (144A) (b)                                     5,000,000   4,912,500
Solo Cup Co. 8.500%, due 02/15/14 (a)                     1,925,000   1,648,281
                                                                    -----------
                                                                     53,398,081
                                                                    -----------
ELECTRIC SERVICES -- 1.3%
Duke Energy Co. 5.375%, due 01/01/09                      6,500,000   6,518,902
Midwest Generation LLC 8.750%, due 05/01/34               5,000,000   5,450,000
Pacific Gas & Electric Co. 4.800%, due 03/01/14           2,500,000   2,427,650
PSEG Energy Holdings LLC 8.500%, due 06/15/11             5,500,000   5,967,500
Virginia Electric & Power Co. 4.500%, due 12/15/10        5,000,000   4,893,310
                                                                    -----------
                                                                     25,257,362
                                                                    -----------
ELECTRIC UTILITIES -- 2.7%
Edison Mission Energy 7.750%, due 06/15/16               10,000,000  10,475,000
Mirant Americas General LLC 9.125%, due 05/01/31 (a)      7,500,000   8,025,000
Mirant North America LLC 7.375%, due 12/31/13             6,000,000   6,180,000

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                   ------------ -----------
Mission Energy Holding Co. 13.500%, due 07/15/08       $  2,000,000 $ 2,190,000
Nevada Power Co. 5.875%, due 01/15/15                     3,500,000   3,546,459
NRG Energy, Inc.
   7.250%, due 02/01/14                                   5,000,000   5,137,500
   7.375%, due 01/15/17 (a)                               4,000,000   4,115,000
PPL Energy Supply LLC 6.400%, due 11/01/11 (a)            2,000,000   2,078,866
Reliant Energy, Inc.
   6.750%, due 12/15/14                                   4,500,000   4,775,625
   9.500%, due 07/15/13                                   5,500,000   6,015,625
                                                                    -----------
                                                                     52,539,075
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
General Cable Corp. 7.125%, due 04/01/17
  (144A) (a) (b)                                          3,150,000   3,185,438
                                                                    -----------
ELECTRONICS -- 0.4%
NXP B.V./NXP Funding LLC 7.875%, due 10/15/14
  (144A) (b)                                              7,300,000   7,537,250
                                                                    -----------
ENERGY -- 0.4%
Pacific Energy Partners LP / Pacific Energy Finance
  Corp. 6.250%, due 09/15/15                              1,000,000   1,001,578
Williams Partners LP/Williams Partners Finance Corp.
  7.250%, due 02/01/17 (144A) (b)                         7,000,000   7,437,500
                                                                    -----------
                                                                      8,439,078
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 0.2%
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14     4,500,000   4,280,625
                                                                    -----------
ENTERTAINMENT & LEISURE -- 0.9%
AMC Entertainment, Inc.
   8.000%, due 03/01/14                                   8,000,000   8,180,000
   11.000%, due 02/01/16 (a)                                950,000   1,086,562
Great Canadian Gaming Corp. 7.250%, due 02/15/15
  (144A) (b)                                              5,000,000   5,056,250
Seneca Gaming Corp. 7.250%, due 05/01/12                  3,500,000   3,539,375
                                                                    -----------
                                                                     17,862,187
                                                                    -----------
ENVIRONMENTAL SERVICES -- 1.2%
Aleris International, Inc. 10.000%, due 12/15/16
  (144A) (b)                                              6,000,000   6,300,000
Allied Waste North America, Inc.
   5.750%, due 02/15/11                                   4,000,000   3,920,000
   7.875%, due 04/15/13                                   6,000,000   6,255,000
   7.250%, due 03/15/15                                   7,500,000   7,687,500
                                                                    -----------
                                                                     24,162,500
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 0.4%
Alamosa Delaware, Inc. 11.000%, due 07/31/10              1,500,000   1,603,298
Ameripath Intermediate Holdings, Inc. 10.598%, due
  02/15/14 (144A) (b) (c)                                 3,675,000   3,693,375
Hughes Network Systems LLC/HNS Finance Corp. 9.500%,
  due 04/15/14                                            2,175,000   2,300,062
MDP Acquisitions 9.625%, due 10/01/12                       680,000     725,900
                                                                    -----------
                                                                      8,322,635
                                                                    -----------
FOOD & DRUG RETAILING -- 0.2%
Supervalu, Inc. 7.500%, due 11/15/14                      3,300,000   3,456,750
                                                                    -----------
FOOD PRODUCTS -- 0.5%
Dole Food Co., Inc. 8.750%, due 07/15/13 (a)              8,500,000   8,223,750
Land O' Lakes, Inc. 9.000%, due 12/15/10                  1,900,000   2,023,500
                                                                    -----------
                                                                     10,247,250
                                                                    -----------
FOOD RETAILERS -- 0.6%
Ingles Markets, Inc. 8.875%, due 12/01/11                 5,000,000   5,225,000
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12
  (a)                                                     5,825,000   6,028,875
                                                                    -----------
                                                                     11,253,875
                                                                    -----------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
Advanced Medical Optics, Inc. 7.500%, due 05/01/17
  (144A) (b)                                            $ 5,000,000 $ 5,062,500
Alliance Imaging 7.250%, due 12/15/12 (a)                 2,975,000   2,930,375
CDRV Investors, Inc. 0.000%/9.625%, due 01/01/15 (e)     10,500,000   9,082,500
Fresenius Med Cap Trust II 7.875%, due 02/01/08           1,050,000   1,063,125
Hanger Orthopedic Group, Inc. 10.250%, due 06/01/14       2,450,000   2,615,375
Vanguard Health Holding Co. II 9.000%, due 10/01/14 (a)   5,000,000   5,087,500
                                                                    -----------
                                                                     25,841,375
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.8%
Ameripath, Inc. 10.500%, due 04/01/13                     5,500,000   5,912,500
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14           7,000,000   6,825,000
Centene Corp. 7.250%, due 04/01/14 (144A) (b)             2,675,000   2,688,375
DaVita, Inc. 7.250%, due 03/15/15 (a)                     7,500,000   7,621,875
HCA, Inc.
   9.125%, due 11/15/14 (144A)(a) (b)                     7,100,000   7,605,875
   6.375%, due 01/15/15                                  10,500,000   8,990,625
Select Medical Corp. 7.625%, due 02/01/15 (a)             4,000,000   3,620,000
Sun Healthcare Group 9.125%, due 04/15/15 (144A) (b)      2,500,000   2,575,000
Tenet Healthcare Corp.
   9.875%, due 07/01/14                                   3,000,000   3,045,000
   9.250%, due 02/01/15 (a)                               2,500,000   2,487,500
UnitedHealth Group, Inc. 4.875%, due 04/01/13 (a)         3,000,000   2,948,007
                                                                    -----------
                                                                     54,319,757
                                                                    -----------
HOMEBUILDERS -- 0.3%
Beazer Homes USA, Inc. 6.500%, due 11/15/13 (a)           5,000,000   4,493,750
William Lyon Homes, Inc. 10.750%, due 04/01/13 (a)        1,500,000   1,455,000
                                                                    -----------
                                                                      5,948,750
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 4.6%
Boyd Gaming Corp.
   8.750%, due 04/15/12                                   3,125,000   3,277,344
   7.125%, due 02/01/16                                   4,500,000   4,432,500
Dennys Holdings, Inc. 10.000%, due 10/01/12 (a)           5,000,000   5,356,250
Friendly Ice Cream Corp. 8.375%, due 06/15/12 (a)         2,000,000   1,975,000
Gaylord Entertainment Co.
   8.000%, due 11/15/13 (a)                               7,500,000   7,715,625
   6.750%, due 11/15/14 (a)                               5,000,000   4,893,750
Isle of Capri Casinos, Inc.
   9.000%, due 03/15/12                                   3,000,000   3,142,500
   7.000%, due 03/01/14 (a)                               9,000,000   8,865,000
Landry's Restaurants, Inc. 7.500%, due 12/15/14 (a)       6,500,000   6,435,000
Las Vegas Sands Corp. 6.375%, due 02/15/15 (a)            6,000,000   5,760,000
Mandalay Resort Group 9.375%, due 02/15/10 (a)            2,000,000   2,165,000
MGM Mirage, Inc. 6.750%, due 09/01/12 (a)                 6,500,000   6,491,875
Premier Entertainment Biloxi LLC 10.750%, due 02/01/12    3,100,000   3,224,000
River Rock Entertainment Authority 9.750%, due 11/01/11   4,800,000   5,136,000
Scientific Games Corp. 6.250%, due 12/15/12 (a)           2,500,000   2,462,500
Snoqualmie Entertainment Authority 9.125%, due
  02/01/15 (144A) (b)                                     4,250,000   4,404,062
Station Casinos, Inc. 6.500%, due 02/01/14 (a)            4,500,000   4,162,500
Turning Stone Casino Resort Enterprise 9.125%, due
  12/15/10--09/15/14 (144A) (b)                           7,300,000   7,474,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital 6.625%, due
  12/01/14 (a)                                            3,850,000   3,830,750
                                                                    -----------
                                                                     91,204,406
                                                                    -----------
HOUSEHOLD DURABLES -- 0.4%
Standard Pacific Corp. 7.000%, due 08/15/15 (a)           6,000,000   5,385,000
Vitro SA de CV 9.125%, due 02/01/17 (144A) (b)            2,775,000   2,858,250
                                                                    -----------
                                                                      8,243,250
                                                                    -----------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ----------- ------------
INDUSTRIAL - DIVERSIFIED -- 0.7%
Park--Ohio Industries, Inc. 8.375%, due 11/15/14 (a)   $ 4,000,000 $  3,940,000
RBS Global, Inc. / Rexnord Corp. 9.500%, due 08/01/14
  (a)                                                    9,000,000    9,405,000
                                                                   ------------
                                                                     13,345,000
                                                                   ------------
MACHINERY -- 0.7%
Baldor Electric Co. 8.625%, due 02/15/17 (a)             8,000,000    8,500,000
Gardner Denver, Inc. 8.000%, due 05/01/13                4,100,000    4,346,000
                                                                   ------------
                                                                     12,846,000
                                                                   ------------
MEDIA -- 5.6%
Allbritton Communications Co. 7.750%, due 12/15/12       8,500,000    8,755,000
CCH I Holdings LLC 0.000%/11.750%, due 05/15/14
  (a) (e)                                                7,500,000    7,218,750
CCH I LLC/CCH I Capital Corp. 11.000%, due 10/01/15
  (a)                                                   12,500,000   13,031,250
Charter Communications 10.250%, due 09/15/10             4,540,000    4,812,400
DirecTV Holdings LLC/DirecTV Financing Co.
   8.375%, due 03/15/13                                  1,625,000    1,720,469
   6.375%, due 06/15/15                                  8,000,000    7,640,000
EchoStar DBS Corp.
   6.375%, due 10/01/11                                  6,000,000    6,052,500
   7.125%, due 02/01/16                                  6,000,000    6,225,000
Idearc, Inc. 8.000%, due 11/15/16 (144A) (b)            12,500,000   12,921,875
Interpublic Group of Cos., Inc. 6.250%, due 11/15/14     2,485,000    2,348,325
Lin Television Corp. 6.500%, due 05/15/13 (a)            7,000,000    6,886,250
Mediacom Broadband LLC 8.500%, due 10/15/15 (a)          3,000,000    3,082,500
Mediacom LLC 9.500%, due 01/15/13 (a)                    6,500,000    6,719,375
Paxson Communications Corp. 11.610%, due 01/15/13
  (144A) (b) (c)                                         2,000,000    2,095,000
Radio One, Inc. 6.375%, due 02/15/13 (a)                 2,000,000    1,940,000
Sinclair Broadcast Group, Inc. 8.000%, due 03/15/12
  (a)                                                    2,107,000    2,191,280
Umbrella Acquisition, Inc. 9.750%, due 03/15/15
  (144A) (a) (b)                                        10,500,000   10,513,125
Warner Music Group 7.375%, due 04/15/14                  7,025,000    6,726,437
                                                                   ------------
                                                                    110,879,536
                                                                   ------------
METALS & MINING -- 2.1%
AK Steel Corp. 7.750%, due 06/15/12 (a)                  4,000,000    4,085,000
Allegheny Ludlum Corp. 6.950%, due 12/15/25              4,000,000    4,140,000
Century Aluminum Co. 7.500%, due 08/15/14                3,500,000    3,613,750
Freeport McMoRan Copper & Gold, Inc.
   8.250%, due 04/01/15 (a)                              3,500,000    3,775,625
   8.375%, due 04/01/17                                  9,000,000    9,753,750
Novelis, Inc. 7.250%, due 02/15/15 (a)                   7,000,000    7,437,500
Peabody Energy Corp.
   5.875%, due 04/15/16                                  4,500,000    4,342,500
   7.375%, due 11/01/16 (a)                              3,500,000    3,683,750
Timken Co. 5.750%, due 02/15/10                          1,500,000    1,499,550
                                                                   ------------
                                                                     42,331,425
                                                                   ------------
OFFICE FURNISHINGS & SUPPLIES -- 0.1%
ACCO Brands Corp. 7.625%, due 08/15/15                   2,000,000    2,010,000
                                                                   ------------
OIL & GAS -- 5.4%
Airgas, Inc. 6.250%, due 07/15/14                        4,000,000    3,980,000
Chesapeake Energy Corp. 6.250%, due 01/15/18 (a)        10,000,000    9,925,000
Dynegy Holdings, Inc.
   6.875%, due 04/01/11 (a)                              2,375,000    2,392,813
   8.375%, due 05/01/16 (a)                              5,500,000    5,747,500
El Paso Production Holding Co. 7.750%, due 06/01/13      3,000,000    3,150,000
Ferrellgas LP 6.750%, due 05/01/14                       5,500,000    5,417,500
Ferrellgas Partners LLP 8.750%, due 06/15/12             4,000,000    4,170,000
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14
  (a)                                                    5,000,000    5,087,500

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ----------- ------------
Grant Prideco, Inc. 6.125%, due 08/15/15               $ 5,500,000 $  5,486,250
Hanover Compressor Co.
   8.625%, due 12/15/10                                  3,000,000    3,165,000
   7.500%, due 04/15/13                                  1,850,000    1,905,500
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16      5,500,000    5,802,500
KCS Energy, Inc. 7.125%, due 04/01/12 (a)                5,000,000    4,975,000
Kerr-McGee Corp. 6.950%, due 07/01/24                    6,850,000    7,235,374
MarkWest Energy Partners LP / MarkWest Energy Finance
  Corp.
   6.875%, due 11/01/14                                  5,000,000    4,875,000
   8.500%, due 07/15/16                                    825,000      864,188
Pioneer Natural Resources Co., Series A 7.200%, due
  01/15/28                                               1,510,000    1,443,984
Pogo Producing Co. 6.625%, due 03/15/15                 10,000,000    9,800,000
Pride International, Inc. 7.375%, due 07/15/14 (a)       1,500,000    1,545,000
Quicksilver Resources, Inc. 7.125%, due 04/01/16         2,400,000    2,376,000
Range Resources Corp. 7.375%, due 07/15/13               2,575,000    2,642,594
SEMCO Energy, Inc. 7.125%, due 05/15/08                  8,000,000    8,102,072
Williams Companies, Inc. 7.875%, due 09/01/21            6,650,000    7,348,250
                                                                   ------------
                                                                    107,437,025
                                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION -- 1.4%
CIE Generale de Geophysique SA 7.750%, due 05/15/17        875,000      916,562
Complete Production Services, Inc. 8.000%, due
  12/15/16 (144A) (b)                                    7,000,000    7,175,000
Dresser-Rand Group, Inc. 7.375%, due 11/01/14            4,750,000    4,868,750
Forest Oil Corp. 8.000%, due 06/15/08                    1,500,000    1,539,375
Houston Exploration Co. 7.000%, due 06/15/13             6,025,000    6,055,125
Tesoro Corp. 6.250%, due 11/01/12 (a)                    6,500,000    6,621,875
                                                                   ------------
                                                                     27,176,687
                                                                   ------------
PAPER & FOREST PRODUCTS -- 2.1%
Abitibi-Consolidated, Inc. 8.550%, due 08/01/10 (a)      8,002,000    8,142,035
Bowater, Inc.
   6.500%, due 06/15/13                                  4,000,000    3,630,000
   9.500%, due 10/15/12 (a)                              4,000,000    4,100,000
Buckeye Technologies, Inc. 8.000%, due 10/15/10          5,400,000    5,400,000
Domtar, Inc. 7.875%, due 10/15/11                        4,000,000    4,210,000
Jefferson Smurfit Corp.
   8.250%, due 10/01/12                                  1,750,000    1,758,750
   7.500%, due 06/01/13 (a)                              4,000,000    3,900,000
Norske Skog Canada 7.375%, due 03/01/14 (a)              5,450,000    5,300,125
Rock-Tenn Co. 8.200%, due 08/15/11                       2,575,000    2,742,375
Tembec Industries, Inc. 7.750%, due 03/15/12 (a)         2,000,000    1,225,000
Tembec Industries, Inc. (Yankee) 8.625%, due 06/30/09
  (a)                                                    2,850,000    2,027,062
                                                                   ------------
                                                                     42,435,347
                                                                   ------------
PERSONAL PRODUCTS -- 0.3%
Playtex Products, Inc. 9.375%, due 06/01/11 (a)          5,000,000    5,193,750
                                                                   ------------
PHARMACEUTICALS -- 0.6%
Mylan Laboratories, Inc. 6.375%, due 08/15/15            6,500,000    6,451,250
Warner Chilcott Corp. 8.750%, due 02/01/15 (a)           5,525,000    5,787,438
                                                                   ------------
                                                                     12,238,688
                                                                   ------------
PUBLISHING -- 0.4%
Clarke American Corp. 11.750%, due 12/15/13              3,500,000    4,060,000
Dex Media West, Series B 9.875%, due 08/15/13            3,418,000    3,746,983
                                                                   ------------
                                                                      7,806,983
                                                                   ------------
REAL ESTATE -- 0.6%
Felcor Lodging LP (REIT) 8.500%, due 06/01/11 (a)        2,260,000    2,432,325
Host Marriott LP (REIT)
   7.000%, due 08/15/12 (a)                              7,000,000    7,166,250

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
   6.375%, due 03/15/15 (a)                             $ 3,000,000 $ 2,992,500
                                                                    -----------
                                                                     12,591,075
                                                                    -----------
RETAIL - MULTILINE -- 1.4%
Bon-Ton Stores, Inc. (The) 10.250%, due 03/15/14 (a)      3,200,000   3,452,000
Brookstone Co., Inc. 12.000%, due 10/15/12 (a)            3,725,000   3,892,625
Linens 'n Things, Inc. 10.985%, due 01/15/14 (a) (c)      5,525,000   5,165,875
Michaels Stores, Inc. 10.000%, due 11/01/14
  (144A) (a) (b)                                          3,000,000   3,225,000
Neiman Marcus Group, Inc. (The) 9.000%, due 10/15/15      1,825,000   2,007,500
Rite Aid Corp.
   8.125%, due 05/01/10                                   6,500,000   6,711,250
   6.875%, due 08/15/13                                   2,200,000   1,947,000
Yankee Acquisition Corp. 8.500%, due 02/15/15
  (144A) (b)                                              1,275,000   1,297,313
                                                                    -----------
                                                                     27,698,562
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.6%
Freescale Semiconductor, Inc.
   8.875%, due 12/15/14 (144A)(a) (b)                    10,250,000  10,262,813
   10.125%, due 12/15/16 (144A)(a) (b)                    2,500,000   2,518,750
                                                                    -----------
                                                                     12,781,563
                                                                    -----------
SOFTWARE -- 1.5%
Open Solutions, Inc. 9.750%, due 02/01/15 (144A) (b)      3,500,000   3,622,500
PGS Solutions, Inc. 9.625%, due 02/15/15 (144A) (b)       5,000,000   5,065,655
Sensus Metering Systems, Inc. 8.625%, due 12/15/13        4,000,000   4,070,000
Serena Software, Inc. 10.375%, due 03/15/16               3,500,000   3,797,500
Sungard Data Systems, Inc.
   9.125%, due 08/15/13                                   6,000,000   6,465,000
   10.250%, due 08/15/15 (a)                              6,400,000   7,016,000
                                                                    -----------
                                                                     30,036,655
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.7%
Cincinnati Bell, Inc. 8.375%, due 01/15/14 (a)           16,500,000  16,953,750
Hellas Telecommunications Luxembourg II 11.115%, due
  01/15/15 (144A) (b) (c)                                 4,000,000   4,130,000
Intelsat Bermuda, Ltd.
   8.872%, due 01/15/15 (144A) (b) (c)                    1,225,000   1,255,625
   9.250%, due 06/15/16 (144A) (b)                        2,500,000   2,781,250
Intelsat Subsidiary Holding Co. Ltd. 8.250%, due
  01/15/13                                                7,000,000   7,332,500
Mastec, Inc. 7.625%, due 02/01/17 (144A) (b)              2,550,000   2,594,625
Nordic Telephone Holdings Co. 8.875%, due 05/01/16
  (144A) (b)                                              7,625,000   8,196,875
Qwest Capital Funding, Inc. 7.900%, due 08/15/10 (a)     12,500,000  13,093,750
Qwest Communications International, Inc. 7.250%, due
  02/15/11                                                7,500,000   7,715,625
Qwest Corp. 7.625%, due 06/15/15 (a)                      2,000,000   2,145,000
Syniverse Technologies, Inc. 7.750%, due 08/15/13         6,500,000   6,418,750
                                                                    -----------
                                                                     72,617,750
                                                                    -----------
TELECOMMUNICATION SERVICES - WIRELESS -- 2.3%
Centennial Communications Corp. 10.000%, due 01/01/13
  (a)                                                     8,000,000   8,670,000
Dobson Communications Corp. 8.875%, due 10/01/13 (a)     10,000,000  10,350,000
Nextel Communications, Inc. 7.375%, due 08/01/15 (a)      7,000,000   7,246,750
Nextel Partners, Inc. 8.125%, due 07/01/11                5,900,000   6,163,087
Rogers Wireless Communications, Inc. 7.250%, due
  12/15/12                                                2,650,000   2,845,437
Rural Cellular Corp. 9.750%, due 01/15/10 (a)             9,000,000   9,315,000
                                                                    -----------
                                                                     44,590,274
                                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
Elizabeth Arden, Inc. 7.750%, due 01/15/14 (a)            9,000,000   9,225,000
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (b)             5,500,000   5,885,000
                                                                    -----------
                                                                     15,110,000
                                                                    -----------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                                ------------ --------------
TRANSPORTATION -- 0.7%
Bristow Group Inc. 6.125%, due 06/15/13 (a)         $  8,000,000 $    7,660,000
CHC Helicopter Corp. 7.375%, due 05/01/14              6,000,000      5,865,000
                                                                 --------------
                                                                     13,525,000
                                                                 --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 10.9%
Federal Home Loan Mortgage Corp. 5.750%, due
  04/15/08                                            45,000,000     45,334,665
Federal National Mortgage Assoc.
5.375%, due 12/31/49                                          15      1,508,263
6.000%, due 03/01/33-09/01/36                        114,772,344    115,830,133
6.000%, due TBA (g)                                   20,000,000     20,150,000
6.500%, due 05/01/35-06/01/36                         32,088,189     32,780,856
                                                                 --------------
                                                                    215,603,917
                                                                 --------------
Total Domestic Bonds & Debt Securities (Cost
  $1,480,660,307)                                                 1,506,337,329
                                                                 --------------
CONVERTIBLE BONDS -- 15.3%
AEROSPACE & DEFENSE -- 1.4%
AAR Corp. 1.750%, due 02/01/26                           900,000      1,019,250
Alliant Techsystems, Inc. 2.750%, due 02/15/24 (a)     2,000,000      2,390,000
Armor Holdings, Inc. 2.000%/0.000%, due 11/01/24
  (f)                                                    800,000      1,123,000
EDO Corp. 4.000%, due 11/15/25                         5,500,000      5,623,750
L-3 Communications Corp. 3.000%, due 08/01/35 (a)      5,300,000      5,684,250
Lockheed Martin Corp. 5.110%, due 08/15/33 (a) (c)     8,400,000     11,685,492
                                                                 --------------
                                                                     27,525,742
                                                                 --------------
AIRLINES -- 0.0%
Frontier Airlines, Inc. 5.000%, due 12/15/25 (a)       1,000,000        898,750
                                                                 --------------
BANKS -- 0.1%
BNP Paribas 6.700%, due 12/14/07 (144A) (b)            2,000,000      2,143,800
                                                                 --------------
BIOTECHNOLOGY -- 1.0%
Amgen, Inc. 0.125%, due 02/01/11 (a)                   5,000,000      4,593,750
Genzyme Corp. 1.250%, due 12/01/23 (a)                 6,850,000      7,072,625
InterMune, Inc. 0.250%, due 03/01/11                   1,000,000      1,275,000
Millipore Corp. 3.750%, due 06/01/26 (a)               6,000,000      6,465,000
                                                                 --------------
                                                                     19,406,375
                                                                 --------------
BUSINESS SERVICES -- 0.2%
Omnicom Group, Inc. 0.000%, due 07/01/38 (a) (d)       3,640,000      3,922,100
                                                                 --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Charles River Associates, Inc. 2.875%, due 06/15/34    4,500,000      6,581,250
Euronet Worldwide, Inc. 3.500%, due 10/15/25           1,100,000      1,115,125
FTI Consulting, Inc. 3.750%, due 07/15/12 (a)          7,000,000      9,091,250
                                                                 --------------
                                                                     16,787,625
                                                                 --------------
COMPUTERS & PERIPHERALS -- 0.1%
Cadence Design Systems, Inc. 1.375%, due 12/15/11
  (144A) (b)                                           1,800,000      2,040,750
EMC Corp./Massachusetts 1.750%, due 12/01/11 (a)         825,000        889,969
                                                                 --------------
                                                                      2,930,719
                                                                 --------------
CONSTRUCTION MATERIALS -- 0.4%
Fluor Corp. 1.500%, due 02/15/24                       5,000,000      8,156,250
                                                                 --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.9%
Flir Systems, Inc. 3.000%, due 06/01/23 (a)            5,000,000      8,437,500
Itron, Inc. 2.500%, due 08/01/26 (a)                   1,000,000      1,202,500
LSI Logic Corp. 4.000%, due 05/15/10 (a)               7,000,000      7,533,750
                                                                 --------------
                                                                     17,173,750
                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
FINANCIAL - DIVERSIFIED -- 0.6%
Lehman Brothers Holdings, Inc. 0.450%, due 12/27/13     $ 6,000,000 $ 6,114,000
Merrill Lynch & Co., Inc. 0.000%, due 03/13/32 (d)        1,500,000   1,826,850
Morgan Stanley Group, Inc. 1.000%, due 03/30/12
  (144A) (b)                                              3,780,000   4,993,380
                                                                    -----------
                                                                     12,934,230
                                                                    -----------
FOOD PRODUCTS -- 0.3%
Archer-Daniels-Midland Co. 0.875%, due 02/15/14
  (144A) (a) (b)                                          5,000,000   5,175,000
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Invitrogen Corp.
   1.500%, due 02/15/24 (a)                               1,800,000   1,613,250
   3.250%, due 06/15/25 (a)                               6,500,000   6,443,125
Medtronic, Inc. 1.500%, due 04/15/11 (a)                  2,000,000   2,055,000
                                                                    -----------
                                                                     10,111,375
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.8%
Alza Corp. 0.564%, due 07/28/20 (a) (d)                   8,000,000   6,660,000
Manor Care, Inc. 2.125%/1.875%, due 08/01/35 (a) (f)      5,000,000   6,375,000
Pacificare Health Systems, Inc. 3.000%, due 10/15/32        700,000   2,664,375
                                                                    -----------
                                                                     15,699,375
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
Hilton Hotels Corp. 3.375%, due 04/15/23                  6,800,000  11,092,500
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 0.3%
3M Co. 2.400%, due 11/21/32 (a) (c)                       1,200,000   1,084,500
Actuant Corp. 2.000%, due 11/15/23 (a)                    1,400,000   1,893,500
Danaher Corp. 0.708%, due 01/22/21 (d)                    2,500,000   2,609,375
                                                                    -----------
                                                                      5,587,375
                                                                    -----------
IT CONSULTING & SERVICES -- 0.4%
Electronic Data Systems Corp. 3.875%, due 07/15/23 (a)    7,000,000   7,402,500
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.0%
Carnival Corp. 1.132%/0.000%, due 04/29/33 (a) (f)          700,000     490,875
                                                                    -----------
MACHINERY -- 0.4%
Roper Industries, Inc. 1.481%, due 01/15/34 (a),(f)      10,180,000   7,202,350
                                                                    -----------
MEDIA -- 1.2%
Liberty Media Corp.
   4.000%, due 11/15/29                                   1,700,000   1,132,625
   3.500%, due 01/15/31 (a)                               4,605,612   4,530,771
   3.250%, due 03/15/31                                   8,250,000   6,940,312
Sinclair Broadcast Group, Inc.
   6.000%, due 09/15/12                                   5,000,000   4,893,750
   4.875%/2.000%, due 07/15/18 (f)                        3,000,000   2,966,250
Walt Disney Co. 2.125%, due 04/15/23 (a)                  3,500,000   4,248,125
                                                                    -----------
                                                                     24,711,833
                                                                    -----------
METALS & MINING -- 0.4%
Placer Dome, Inc. 2.750%, due 10/15/23                    5,550,000   7,090,125
                                                                    -----------
OIL & GAS -- 1.4%
Devon Energy Corp. 4.900%, due 08/15/08 (a)               5,000,000   6,993,750
Hanover Compressor Co. 4.750%, due 01/15/14               3,500,000   5,761,875
Pride International, Inc. 3.250%, due 05/01/33 (a)        1,600,000   2,026,000
Quicksilver Resources, Inc. 1.875%, due 11/01/24          3,000,000   4,372,500
Schlumberger, Ltd. 1.500%, due 06/01/23 (a)               4,000,000   7,695,000
                                                                    -----------
                                                                     26,849,125
                                                                    -----------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        SHARES/PAR
 SECURITY DESCRIPTION                                     AMOUNT      VALUE
 --------------------                                   ---------- ------------
 PHARMACEUTICALS -- 1.4%
 Alexion Pharmaceuticals, Inc. 1.375%, due 02/01/12     $  500,000 $    755,000
 BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13 (a)    500,000      636,875
 CV Therapeutics, Inc.
    2.750%, due 05/16/12                                   700,000      558,250
    3.250%, due 08/16/13 (a)                             4,000,000    3,005,000
 Decode Genetics, Inc. 3.500%, due 04/15/11              4,246,000    2,929,740
 MGI Pharma, Inc. 1.682%/0.000%, due 03/02/24 (f)        8,500,000    5,960,625
 Nektar Therapeutics 3.250%, due 09/28/12 (144A) (b)       900,000      874,125
 SFBC International, Inc. 2.250%, due 08/15/24           2,000,000    1,947,500
 Teva Pharmaceutical Industries, Ltd. 0.250%, due
   02/01/24                                              1,600,000    1,832,000
 Wyeth 4.877%, due 01/15/24 (a) (c)                      8,000,000    8,569,600
                                                                   ------------
                                                                     27,068,715
                                                                   ------------
 RETAIL - MULTILINE -- 0.1%
 Best Buy Co., Inc. 2.250%, due 01/15/22 (a)               900,000    1,012,500
                                                                   ------------
 ROAD & RAIL -- 0.5%
 CSX Corp. 0.627%, due 10/30/21 (a) (d)                  7,500,000   10,734,375
                                                                   ------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.3%
 Cypress Semiconductor Corp. 1.000%, due 09/15/09
   (144A) (a) (b)                                        1,700,000    1,723,375
 Intel Corp. 2.950%, due 12/15/35                        6,000,000    5,220,000
                                                                   ------------
                                                                      6,943,375
                                                                   ------------
 SOFTWARE -- 0.3%
 Mentor Graphics Corp. 7.010%, due 08/06/23 (c)            800,000      814,000
 Symantec Corp. 0.750%, due 06/15/11 (a)                 4,000,000    4,305,000
                                                                   ------------
                                                                      5,119,000
                                                                   ------------
 TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.8%
 ADC Telecommunications, Inc. 5.729%, due 06/15/13 (c)   2,400,000    2,328,000
 Amdocs, Ltd. 0.500%, due 03/15/24 (a)                   1,100,000    1,108,250
 Comverse Technology, Inc. 0.000%, due 05/15/23 (d)      3,000,000    3,761,250
 Dobson Communications Corp. 1.500%, due 10/01/25
   (144A) (b)                                              900,000      964,125
 NII Holdings, Inc. 2.750%, due 08/15/25                 1,600,000    2,582,000
 Qwest Communications International, Inc. 3.500%, due
   11/15/25                                              3,000,000    4,976,250
                                                                   ------------
                                                                     15,719,875
                                                                   ------------
 TELECOMMUNICATION SERVICES - WIRELESS -- 0.1%
 Nextel Communications, Inc. 5.250%, due 01/15/10 (a)    2,500,000    2,493,750
                                                                   ------------
 Total Convertible Bonds (Cost $273,389,789)                        302,383,364
                                                                   ------------
 COMMON STOCKS -- 0.7%
 BANKS -- 0.1%
 Commerce Bancorp, Inc. (a)                                 49,400    1,648,972
                                                                   ------------
 BEVERAGES -- 0.2%
 Constellation Brands, Inc. *(a)                           146,380    3,100,328
                                                                   ------------
 COMMUNICATIONS EQUIPMENT & SERVICES -- 0.1%
 Avaya, Inc. *(a)                                          215,301    2,542,705
                                                                   ------------
 ENERGY EQUIPMENT & SERVICES -- 0.0%
 Rowan Companies, Inc. (a)                                  14,200      461,074
                                                                   ------------
 MEDIA -- 0.1%
 Charter Communications, Inc. *(a)                         166,500      464,535
 Interpublic Group of Cos., Inc. *(a)                      149,994    1,846,426
                                                                   ------------
                                                                      2,310,961
                                                                   ------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                      SHARES      VALUE
 --------------------                                    ---------- -----------
 PAPER & FOREST PRODUCTS -- 0.0%
 PT Indah Kiat Pulp & Paper Corp. *                      $1,867,500 $   178,034
                                                                    -----------
 PHARMACEUTICALS -- 0.1%
 BioMarin Pharmaceutical, Inc. *(a)                          92,764   1,601,107
                                                                    -----------
 TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.1%
 Adelphia Contingent Value Vehicle *                      1,068,146     504,479
 Time Warner Cable, Inc. *(a)                                28,787   1,078,649
                                                                    -----------
                                                                      1,583,128
                                                                    -----------
 Total Common Stocks (Cost $13,807,316)                              13,426,309
                                                                    -----------
 PREFERRED STOCKS -- 2.6%
 AUTOMOBILES -- 0.1%
 Ford Motor Co. 6.500%, due 01/15/32 (a)                     60,000   2,145,600
                                                                    -----------
 BANKS -- 0.1%
 Sovereign Capital Trust IV 4.375%, due 03/01/34             31,400   1,562,150
                                                                    -----------
 ELECTRIC UTILITIES -- 0.4%
 NRG Energy, Inc. 5.750%, due 03/16/09                       25,000   8,118,750
                                                                    -----------
 FINANCIAL - DIVERSIFIED -- 0.4%
 Lehman Brothers Holdings, Inc. 6.250%, due 10/15/07 (a)    140,000   3,838,800
 Morgan Stanley 9.500%, due 05/12/07 (144A) (b)              60,000   3,975,600
                                                                    -----------
                                                                      7,814,400
                                                                    -----------
 OIL & GAS -- 0.7%
 Chesapeake Energy Corp. 4.500%, due 12/31/49 (a)            45,000   4,426,875
 Williams Cos., Inc. 5.500%, due 06/01/33                    65,000   8,693,750
                                                                    -----------
                                                                     13,120,625
                                                                    -----------
 PHARMACEUTICALS -- 0.4%
 Schering Plough Corp. 6.000%, due 09/14/07 (a)             120,000   7,062,000
                                                                    -----------
 UTILITIES -- 0.5%
 PNM Resources, Inc. 6.750%, due 05/16/08 (a)               200,000 $10,796,000
                                                                    -----------
 Total Preferred Stocks (Cost $44,367,398)                           50,619,525
                                                                    -----------
 CONVERTIBLE PREFERRED STOCKS -- 1.4%
 BANKS -- 0.4%
 Marshall & Ilsley Corp. 6.500%, due 08/15/07 (a)           300,000   7,839,000
                                                                    -----------
 COMMERCIAL SERVICES & SUPPLIES -- 0.1%
 United Rentals Trust I 6.500%, due 08/01/28                 29,929   1,474,003
                                                                    -----------
 ELECTRIC UTILITIES -- 0.1%
 NRG Energy, Inc. 4.000%, due 12/31/49 (a)                      900   1,714,050
                                                                    -----------
 FINANCE - DIVERSIFIED -- 0.1%
 Morgan Stanley 7.300%, due 12/14/07 (144A) (b)             100,000   1,764,000
                                                                    -----------
 HEALTH CARE PROVIDERS & SERVICES -- 0.0%
 Omnicare, Inc., Series B 4.000%, due 06/15/33               15,300     832,626
                                                                    -----------
 INSURANCE -- 0.1%
 XL Capital Ltd. 7.000%, due 02/15/09                        40,000   1,039,200
                                                                    -----------
 MEDIA -- 0.1%
 Interpublic Group (IPG)--Class B 5.250%, due 12/31/49
   (144A) (b)                                                 1,440   1,627,200
                                                                    -----------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                     SHARES/
                                                    PAR AMOUNT       VALUE
                                                    ----------- --------------
 METALS & MINING -- 0.1%
 Freeport McMoRan Copper & Gold, Inc. 6.750%, due
   05/01/10                                              30,000 $    3,202,500
                                                                --------------
 OIL & GAS -- 0.3%
 El Paso Corp. 4.990%, due 12/31/49                       5,000      6,351,875
                                                                --------------
 REAL ESTATE -- 0.1%
 Simon Property Group, Inc. (REIT) 6.000%, due
   12/31/49                                              15,200      1,345,200
                                                                --------------
 Total Convertible Preferred Stocks (Cost
   $25,410,260)                                                     27,189,654
                                                                --------------
 SHORT-TERM INVESTMENT -- 4.1%
 State Street Bank & Trust Co., Repurchase
   Agreement dated 03/30/07 at 3.400% to be
   repurchased at $80,481,797 on 04/02/07
   collateralized by $ 83,055,000 FHLB 4.375% due
   09/17/10 with a value of $82,070,134. (Cost --
   $80,459,000)                                     $80,459,000     80,459,000
                                                                --------------
 TOTAL INVESTMENTS -- 100.4% (COST $1,918,094,070#)              1,980,415,181
                                                                --------------
 Other Assets and Liabilities (net) -- (0.4)%                       (7,280,567)
                                                                --------------
 TOTAL NET ASSETS -- 100.0%                                     $1,973,134,614
                                                                ==============
--------
Portfolio Footnotes:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $85,855,539 and $23,534,428 respectively, resulting in a net unrealized appreciation of $62,321,111.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $458,795,163 and the collateral received consisted of cash in the amount of $468,542,098.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.
(c) Variable or floating rate security. The stated rate represents the rate at March 31, 2007.
(d) Zero coupon bond--Interest rate represents current yield to maturity.
(e) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(f) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(g) This security is traded on a "to-be-announced" basis.

FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust
TBA - To Be Announced

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at March 31, 2007, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                  PERCENTAGE OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY                             PORTFOLIO
---------------------------------------                           -------------
AAA                                                                   11.62%
AA                                                                     0.46
A                                                                      4.46
BBB                                                                    7.10
BB                                                                    17.76
B                                                                     43.74
Below B                                                                9.61
Equities/Other                                                         5.25
                                                                     ------
Total:                                                               100.00%
                                                                     ======

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                     SHARES      VALUE
 --------------------                                    --------- ------------
 COMMON STOCKS -- 100.2%
 AEROSPACE & DEFENSE -- 2.8%
 General Dynamics Corp.                                    450,810 $ 34,441,884
 Northrop Grumman Corp.                                      6,934      514,642
 Raytheon Co.                                            1,038,327   54,470,634
 Rockwell Collins, Inc.                                    242,177   16,208,907
                                                                   ------------
                                                                    105,636,067
                                                                   ------------
 AUTOMOBILES -- 0.6%
 Hertz Global Holdings, Inc. *                             876,734   20,778,596
                                                                   ------------
 BANKS -- 5.9%
 Bank of America Corp.                                     700,584   35,743,796
 Bank of New York Co., Inc.                              1,529,672   62,028,199
 Fifth Third Bancorp                                       268,200   10,376,658
 M&T Bank Corp.                                             15,300    1,772,199
 Marshall & Ilsley Corp. (a)                               499,520   23,132,771
 Regions Financial Corp.                                   484,590   17,139,948
 SunTrust Banks, Inc.                                      216,930   18,013,867
 U.S. Bancorp                                              716,211   25,045,899
 Wachovia Corp.                                            380,452   20,943,883
 Zions Bancorporation                                      108,825    9,197,889
                                                                   ------------
                                                                    223,395,109
                                                                   ------------
 BEVERAGES -- 4.4%
 Anheuser-Busch Cos., Inc.                                 583,985   29,467,883
 Coca-Cola Co.                                             932,728   44,770,944
 Coca-Cola Enterprises, Inc. (a)                         1,512,562   30,629,380
 Diageo Plc (ADR)                                          335,523   27,160,587
 PepsiCo, Inc.                                             522,741   33,225,418
                                                                   ------------
                                                                    165,254,212
                                                                   ------------
 BIOTECHNOLOGY -- 0.2%
 Amgen, Inc. *                                             149,525    8,355,457
                                                                   ------------
 CHEMICALS -- 1.6%
 Monsanto Co.                                              673,720   37,027,651
 Praxair, Inc.                                             342,874   21,587,347
                                                                   ------------
                                                                     58,614,998
                                                                   ------------
 COMMERCIAL SERVICES & SUPPLIES -- 1.5%
 Automatic Data Processing, Inc.                           396,598   19,195,343
 Pitney Bowes, Inc.                                        163,200    7,407,648
 Waste Management, Inc.                                    820,416   28,230,515
                                                                   ------------
                                                                     54,833,506
                                                                   ------------
 COMMUNICATIONS EQUIPMENT & SERVICES -- 1.0%
 Cisco Systems, Inc. *                                     400,689   10,229,590
 Motorola, Inc.                                             14,600      257,982
 QUALCOMM, Inc.                                            602,200   25,689,852
                                                                   ------------
                                                                     36,177,424
                                                                   ------------
 COMPUTERS & PERIPHERALS -- 2.7%
 Hewlett-Packard Co.                                       870,700   34,949,898
 International Business Machines Corp.                     274,614   25,885,116
 Sun Microsystems, Inc. *                                6,524,731   39,213,633
                                                                   ------------
                                                                    100,048,647
                                                                   ------------
 ELECTRIC SERVICES -- 0.5%
 Southern Co.                                              559,446   20,503,696
                                                                   ------------
 ELECTRIC UTILITIES -- 5.8%
 Ameren Corp. (a)                                          317,993   15,995,048
 Consolidated Edison, Inc. (a)                             247,300   12,627,138

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                     SHARES      VALUE
 --------------------                                    --------- ------------
 Dominion Resources, Inc.                                  508,625 $ 45,150,641
 FPL Group, Inc. (a)                                       592,890   36,267,081
 PG&E Corp.                                              1,086,901   52,464,711
 PPL Corp.                                                 827,474   33,843,687
 Progress Energy, Inc.                                     438,047   22,095,091
                                                                   ------------
                                                                    218,443,397
                                                                   ------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.0%
 Cooper Industries, Ltd. - Class A                          40,400    1,817,596
                                                                   ------------
 ENERGY EQUIPMENT & SERVICES -- 1.9%
 Emerson Electric Co.                                      848,966   36,581,945
 Schlumberger, Ltd.                                        500,979   34,617,649
                                                                   ------------
                                                                     71,199,594
                                                                   ------------
 FINANCIAL - DIVERSIFIED -- 9.8%
 American Express Co.                                      258,600   14,585,040
 Charles Schwab Corp. (The)                                438,200    8,014,678
 Citigroup, Inc.                                         3,197,389  164,153,951
 Fannie Mae                                              1,077,626   58,816,827
 Freddie Mac                                               247,406   14,718,183
 JPMorgan Chase & Co.                                    1,289,851   62,402,991
 Mellon Financial Corp.                                  1,055,133   45,518,438
 Morgan Stanley                                             12,100      952,996
                                                                   ------------
                                                                    369,163,104
                                                                   ------------
 FOOD & DRUG RETAILING -- 0.5%
 SUPERVALU, Inc.                                           529,807   20,699,560
                                                                   ------------
 FOOD PRODUCTS -- 3.9%
 Archer-Daniels-Midland Co.                                354,000   12,991,800
 Campbell Soup Co. (a)                                   1,148,948   44,751,525
 Kraft Foods, Inc. - Class A (a)                         2,799,561   88,634,101
                                                                   ------------
                                                                    146,377,426
                                                                   ------------
 FOOD RETAILERS -- 2.1%
 Kroger Co. (The)                                        2,811,153   79,415,072
                                                                   ------------
 GAS UTILITIES -- 0.4%
 Spectra Energy Corp.                                      580,700   15,254,989
                                                                   ------------
 HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
 Baxter International, Inc.                              1,290,891   67,991,229
 Boston Scientific Corp. *                               3,260,536   47,408,193
 Johnson & Johnson                                           5,500      331,430
                                                                   ------------
                                                                    115,730,852
                                                                   ------------
 HEALTH CARE PROVIDERS & SERVICES -- 0.9%
 WellPoint, Inc. *                                         418,545   33,944,000
                                                                   ------------

 HOUSEHOLD PRODUCTS -- 5.3%
 Clorox Co.                                                263,995   16,813,842
 Kimberly-Clark Corp.                                      361,111   24,732,492
 Procter & Gamble Co. (The)                              2,481,047  156,702,928
                                                                   ------------
                                                                    198,249,262
                                                                   ------------
 INDUSTRIAL - DIVERSIFIED -- 2.9%
 General Electric Co.                                    3,116,115  110,185,826
                                                                   ------------
 INSURANCE -- 3.5%
 ACE, Ltd.                                                  13,900      793,134
 Allstate Corp. (The)                                       15,100      906,906
 American International Group, Inc.                      1,292,882   86,907,528
 Aon Corp.                                                 260,600    9,892,376
 Hartford Financial Services Group, Inc. (The)              28,634    2,736,838
 Lincoln National Corp.                                    229,200   15,537,468

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
MBIA, Inc.                                                 219,741 $ 14,390,838
                                                                   ------------
                                                                    131,165,088
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 2.2%
IAC/InterActiveCorp. *(a)                                1,598,346   60,273,628
Yahoo!, Inc. *                                             769,004   24,062,135
                                                                   ------------
                                                                     84,335,763
                                                                   ------------
MACHINERY -- 1.1%
Caterpillar, Inc.                                          221,830   14,869,265
Deere & Co.                                                  5,800      630,112
Eaton Corp.                                                 51,533    4,306,097
Illinois Tool Works, Inc.                                  384,900   19,860,840
                                                                   ------------
                                                                     39,666,314
                                                                   ------------
MEDIA -- 2.7%
Comcast Corp. - Class A                                  2,090,344   53,241,062
Idearc, Inc.                                                   667       23,412
Liberty Media Holding Corp. - Class A *                     41,700    4,611,603
News Corp. - Class B (a)                                   639,915   15,658,720
Time Warner, Inc.                                        1,475,416   29,095,203
                                                                   ------------
                                                                    102,630,000
                                                                   ------------
METALS & MINING -- 3.1%
Barrick Gold Corp.                                       1,553,642   44,356,479
BHP Billiton, Ltd. (ADR)                                   131,800    6,385,710
Freeport-McMoRan Copper & Gold, Inc. - Class B             468,495   31,009,684
Newmont Mining Corp.                                       839,940   35,269,081
                                                                   ------------
                                                                    117,020,954
                                                                   ------------
OIL & GAS -- 7.5%
Devon Energy Corp.                                         270,000   18,689,400
El Paso Corp.                                            1,487,088   21,518,163
EOG Resources, Inc.                                        117,205    8,361,405
Exxon Mobil Corp.                                        2,616,200  197,392,290
Halliburton Co.                                            297,100    9,429,954
Smith International, Inc.                                  543,100   26,095,955
                                                                   ------------
                                                                    281,487,167
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.3%
International Paper Co.                                  1,329,625   48,398,350
                                                                   ------------
PHARMACEUTICALS -- 10.6%
Abbott Laboratories                                      1,539,400   85,898,520
AstraZeneca Plc (ADR)                                      114,301    6,132,249
Bristol-Myers Squibb Co.                                   821,875   22,815,250
Eli Lilly & Co.                                            140,100    7,524,771
Medco Health Solutions, Inc. *                             125,424    9,097,003
Novartis AG (ADR) *                                      1,303,629   71,217,252
Pfizer, Inc.                                                24,200      611,292
Sanofi-Aventis (ADR)                                     1,132,436   49,272,290
Teva Pharmaceutical Industries, Ltd. (ADR)               1,609,796   60,254,664
Wyeth                                                    1,675,091   83,804,803
                                                                   ------------
                                                                    396,628,094
                                                                   ------------
RETAIL - MULTILINE -- 4.3%
Costco Wholesale Corp.                                     161,318    8,685,361
CVS Corp.                                                2,163,626   73,866,192
Federated Department Stores, Inc.                          490,632   22,102,971
Kohl's Corp. *                                             100,700    7,714,627
Wal-Mart Stores, Inc.                                    1,024,700   48,109,665
                                                                   ------------
                                                                    160,478,816
                                                                   ------------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                     SHARES /
 SECURITY DESCRIPTION                               PAR AMOUNT       VALUE
 --------------------                               ----------- --------------
 RETAIL - SPECIALTY -- 0.6%
 J. Crew Group, Inc. *                                  541,030 $   21,733,175
                                                                --------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.8%
 Microchip Technology, Inc.                             495,200     17,594,456
 Texas Instruments, Inc.                                435,879     13,119,958
                                                                --------------
                                                                    30,714,414
                                                                --------------
 TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.7%
 AT&T, Inc.                                           4,075,820    160,709,583
 Embarq Corp.                                               575         32,401
 Sprint Nextel Corp.                                     11,500        218,040
 Verizon Communications, Inc.                           413,890     15,694,709
                                                                --------------
                                                                   176,654,733
                                                                --------------
 Total Common Stocks (Cost $3,253,795,628)                       3,764,991,259
                                                                --------------
 ESCROWED SHARES -- 0.0%
 ESC Seagate Technology (b) (Cost -- $0)                 10,300             10
                                                                --------------
 SHORT-TERM INVESTMENT -- 0.8%
 State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/30/2007 at 3.40% to be
   repurchased at $29,842,452 on 04/02/07
   collateralized by $29,985,000 FHLB at 5.125%
   due 06/18/2008 with a value of $30,434,775.
   (Cost $29,834,000)                               $29,834,000     29,834,000
                                                                --------------
 TOTAL INVESTMENTS -- 101.0% (Cost $3,283,629,628#)              3,794,825,269
                                                                --------------
 Other Assets and Liabilities (net) -- (1.0)%                      (38,406,709)
                                                                --------------
 TOTAL NET ASSETS -- 100.0%                                     $3,756,418,560
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $545,910,592 and $34,714,951 respectively, resulting in a net unrealized appreciation of $511,195,641.
(a) A portion or all of the security was held on loan. As of March 31, 2007 the market value of the securities loaned was $199,544,368 and the collateral received consisted of cash in the amount of $204,239,164.
(b) Illiquid securities representing 0.000% of net assets.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 97.8%
BEVERAGES -- 1.5%
Coca-Cola Enterprises, Inc.                                 265,133 $ 5,368,943
                                                                    -----------
CHEMICALS -- 6.8%
Chemtura Corp.                                              400,200   4,374,186
Eastman Chemical Co.                                        109,700   6,947,301
Monsanto Co.                                                 65,600   3,605,376
Mosaic Co. *(a)                                             265,000   7,064,900
Potash Corp. of Saskatchewan, Inc.                            9,034   1,444,808
                                                                    -----------
                                                                     23,436,571
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 8.4%
Allied Waste Industries, Inc. *(a)                          304,000   3,827,360
Arbitron, Inc.                                                1,600      75,120
R. R. Donnelley & Sons Co.                                  216,024   7,904,318
R.H. Donnelley Corp.                                        133,000   9,428,370
Sabre Holdings Corp.                                        236,300   7,738,825
                                                                    -----------
                                                                     28,973,993
                                                                    -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 3.3%
Avaya, Inc. *                                               536,700   6,338,427
Tellabs, Inc. *                                             530,900   5,255,910
                                                                    -----------
                                                                     11,594,337
                                                                    -----------
CONTAINERS & PACKAGING -- 3.0%
Ball Corp.                                                  151,100   6,927,935
Pactiv Corp. *                                              108,100   3,647,294
                                                                    -----------
                                                                     10,575,229
                                                                    -----------
ELECTRIC UTILITIES -- 6.7%
Ameren Corp. (a)                                            119,900   6,030,970
CMS Energy Corp.                                            351,800   6,262,040
Northeast Utilities                                         235,300   7,710,781
Puget Energy, Inc.                                          119,000   3,055,920
                                                                    -----------
                                                                     23,059,711
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 1.7%
Hubbell, Inc. - Class B (a)                                 119,200   5,750,208
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 2.0%
GlobalSantaFe Corp.                                         111,600   6,883,488
                                                                    -----------
FOOD & DRUG RETAILING -- 1.4%
Safeway, Inc.                                               136,400   4,997,696
                                                                    -----------
FOOD PRODUCTS -- 0.7%
Smithfield Foods, Inc. *(a)                                  82,658   2,475,607
                                                                    -----------
FOOD RETAILERS -- 1.4%
Kroger Co. (The)                                            168,400   4,757,300
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
Bausch & Lomb, Inc. (a)                                      76,000   3,888,160
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.5%
Aetna, Inc.                                                  76,800   3,363,072
Healthsouth Corp. *(a)                                       80,900   1,699,709
                                                                    -----------
                                                                      5,062,781
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 2.7%
Brinker International, Inc.                                 146,150   4,779,105
OSI Restaurant Partners, Inc.                               118,000   4,661,000
                                                                    -----------
                                                                      9,440,105
                                                                    ===========

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
HOUSEHOLD DURABLES -- 3.7%
American Greetings Corp. - Class A (a)                       82,400 $ 1,912,504
Newell Rubbermaid, Inc.                                     119,200   3,705,928
Snap-On, Inc.                                                96,800   4,656,080
Tupperware Corp. (a)                                        103,600   2,582,748
                                                                    -----------
                                                                     12,857,260
                                                                    -----------
INSURANCE -- 7.4%
ACE, Ltd.                                                    56,400   3,218,184
Conseco, Inc. *(a)                                          209,700   3,627,810
Everest Reinsurance Group, Ltd.                              17,500   1,682,975
Genworth Financial, Inc. - Class A                           47,700   1,666,638
PartnerRe, Ltd.                                              87,400   5,990,396
SAFECO Corp.                                                 50,700   3,368,001
XL Capital, Ltd. - Class A                                   85,700   5,995,572
                                                                    -----------
                                                                     25,549,576
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 2.4%
McAfee, Inc. *                                              253,000   7,357,240
Openwave Systems, Inc. *(a)                                 115,600     942,140
                                                                    -----------
                                                                      8,299,380
                                                                    -----------
MACHINERY -- 2.5%
Cummins, Inc.                                                23,500   3,400,920
Timken Co. (The)                                            168,700   5,113,297
                                                                    -----------
                                                                      8,514,217
                                                                    -----------
MEDIA -- 4.3%
Clear Channel Communications, Inc. (a)                      175,600   6,153,024
Interpublic Group of Cos., Inc. *(a)                        716,500   8,820,115
                                                                    -----------
                                                                     14,973,139
                                                                    -----------
OIL & GAS -- 6.9%
EOG Resources, Inc.                                         109,400   7,804,596
Halliburton Co.                                             204,900   6,503,526
NiSource, Inc.                                              292,900   7,158,476
Range Resources Corp.                                        33,400   1,115,560
Southwest Gas Corp. (a)                                      37,800   1,469,286
                                                                    -----------
                                                                     24,051,444
                                                                    -----------
PAPER & FOREST PRODUCTS -- 2.7%
Bowater, Inc. (a)                                           175,500   4,180,410
MeadWestvaco Corp.                                          166,000   5,119,440
                                                                    -----------
                                                                      9,299,850
                                                                    -----------
PHARMACEUTICALS -- 4.8%
King Pharmaceuticals, Inc. *                                454,300   8,936,081
Mylan Laboratories, Inc. (a)                                366,175   7,740,940
                                                                    -----------
                                                                     16,677,021
                                                                    -----------
REAL ESTATE -- 1.0%
Host Hotels & Resorts, Inc. (REIT)                          128,600   3,383,466
                                                                    -----------
RETAIL - MULTILINE -- 1.0%
Federated Department Stores, Inc. (a)                        79,088   3,562,914
                                                                    -----------
RETAIL - SPECIALTY -- 3.4%
Foot Locker, Inc.                                           189,100   4,453,305
OfficeMax, Inc.                                             137,200   7,235,928
                                                                    -----------
                                                                     11,689,233
                                                                    -----------
SOFTWARE -- 3.3%
Cadence Design Systems, Inc. *                              332,600   7,004,556

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        SHARES /
 SECURITY DESCRIPTION                                  PAR AMOUNT     VALUE
 --------------------                                  ---------- ------------
 Sybase, Inc. *(a)                                        181,700 $  4,593,376
                                                                  ------------
                                                                    11,597,932
                                                                  ------------
 TELECOMMUNICATION SERVICES - DIVERSIFIED -- 9.4%
 ADC Telecommunications, Inc. *                           307,600    5,149,224
 CenturyTel, Inc.                                          83,500    3,773,365
 Embarq Corp.                                             126,700    7,139,545
 JDS Uniphase Corp. *(a)                                  337,237    5,136,120
 Level 3 Communications, Inc. *(a)                        172,200    1,050,420
 Qwest Communications International, Inc. *(a)          1,154,600   10,379,854
                                                                  ------------
                                                                    32,628,528
                                                                  ------------
 TRADING COMPANIES & DISTRIBUTORS -- 2.8%
 Genuine Parts Co.                                        122,500    6,002,500
 W.W. Grainger, Inc.                                       47,200    3,645,728
                                                                  ------------
                                                                     9,648,228
                                                                  ------------
 Total Common Stocks (Cost $264,347,239)                           338,996,317
                                                                  ------------
 SHORT-TERM INVESTMENT -- 2.3%
 State Street Bank & Trust Co., Repurchase Agreement
   dated 03/30/07 at 3.400% to be repurchased at
   $7,918,243 on 04/02/07 collateralized by
   $7,955,000 FHLB at 5.125% due 06/18/08 with a
   value of $8,074,325. (Cost -- $7,916,000)           $7,916,000    7,916,000
                                                                  ------------
 TOTAL INVESTMENTS -- 100.1% (Cost $272,263,239#)                  346,912,317
                                                                  ------------
 Other Assets and Liabilities (net) -- (0.1)%                         (394,706)
                                                                  ------------
 TOTAL NET ASSETS -- 100.0%                                       $346,517,611
                                                                  ============
--------
PORTFOLIO FOOTNOTES
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $79,512,221 and $4,863,143 respectively, resulting in a net unrealized appreciation of $74,649,078.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $65,813,886 and the collateral received consisted of cash in the amount of $67,356,549.

FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
METLIFE AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------                                   ---------- ------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)*                2,648,387 $ 93,593,999
Goldman Sachs Mid-Cap Value Portfolio (Class A)         1,140,573   17,245,469
Harris Oakmark Focused Value Portfolio (Class A)*         219,081   57,576,539
Harris Oakmark International Portfolio (Class A)        2,677,784   53,662,798
Jennison Growth Portfolio (Class A)*                    3,966,522   50,890,476
Legg Mason Aggressive Growth Portfolio (Class A)       10,489,007   84,331,617
Legg Mason Value Equity Portfolio (Class A)             6,047,635   66,523,989
Lord Abbett Growth and Income Portfolio (Class A)       2,892,356   85,237,735
Met/AIM Small Cap Growth Portfolio (Class A)            2,449,551   34,636,648
MFS(R) Emerging Markets Equity Portfolio (Class A)      3,214,913   34,560,310
MFS(R) Research International Portfolio (Class A)       2,777,646   42,942,408
RCM Global Technology Portfolio (Class A)               6,233,155   33,347,379
Third Avenue Small Cap Value Portfolio (Class A)        4,331,712   76,887,888
Turner Mid-Cap Growth Portfolio (Class A)               1,918,272   25,282,822
Van Kampen Comstock Portfolio (Class A)                 7,759,058   93,574,238
                                                                  ------------
Total Investment Company Securities (Cost
  $756,555,096)                                                    850,294,315
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $756,555,096#)                                             850,294,315
                                                                  ------------
Other Assets and Liabilities (net) -- 0.0%                            (310,808)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $849,983,507
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*  A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $93,739,219 and $0 respectively, resulting in a net unrealized appreciation of $93,739,219.

MET INVESTORS SERIES TRUST
METLIFE BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                 ---------- --------------
INVESTMENT COMPANY SECURITIES - 100.0%

Davis Venture Value Portfolio (Class A)*             12,396,547 $  438,093,955
Goldman Sachs Mid-Cap Value Portfolio (Class A)       7,338,779    110,962,338
Harris Oakmark Focused Value Portfolio (Class A)*       806,133    211,859,807
Harris Oakmark International Portfolio (Class A)     11,477,713    230,013,362
Jennison Growth Portfolio (Class A)                  12,763,929    163,761,209
Lazard Mid-Cap Portfolio (Class A)                   11,549,103    165,498,654
Legg Mason Aggressive Growth Portfolio (Class A)*    20,260,056    162,890,854
Legg Mason Value Equity Portfolio (Class A)          29,203,853    321,242,385
Loomis Sayles Global Markets Portfolio (Class A)     20,827,950    221,817,663
Lord Abbett Bond Debenture Portfolio (Class A)       30,512,288    392,082,904
Lord Abbett Growth and Income Portfolio (Class A)    11,169,218    329,156,848
Met/AIM Small Cap Growth Portfolio (Class A)          7,878,526    111,402,356
MFS(R) Emerging Markets Equity Portfolio (Class A)   10,347,379    111,234,320
MFS(R) Research International Portfolio (Class A)    10,727,148    165,841,710
Neuberger Berman Real Estate Portfolio (Class A)      5,428,975    100,381,749
Oppenheimer Capital Appreciation Portfolio (Class A) 28,907,159    275,196,153
PIMCO Inflation Protected Bond Portfolio (Class A)   38,360,452    398,565,102
PIMCO Total Return Portfolio (Class A)               37,516,058    450,567,857
T. Rowe Price Mid-Cap Growth Portfolio (Class A)     12,182,205    110,248,960
Third Avenue Small Cap Value Portfolio (Class A)     15,484,602    274,851,684
Turner Mid-Cap Growth Portfolio (Class A)             8,233,600    108,518,846
Van Kampen Comstock Portfolio (Class A)              31,779,824    383,264,673
Western Asset Management US Government Portfolio
  (Class A)*                                         22,463,775    280,123,269
                                                                --------------
Total Investment Company Securities (Cost
  $5,034,354,530)                                                5,517,576,658
                                                                --------------

TOTAL INVESTMENTS - 100.0% (Cost $5,034,354,530#)                5,517,576,658
                                                                --------------

Other Assets and Liabilities (net) - 0.0%                           (1,476,379)
                                                                --------------

TOTAL NET ASSETS - 100.0%                                       $5,516,100,279
                                                                ==============
--------
PORTFOLIO FOOTNOTES
*   A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $483,222,128 and $0 respectively, resulting in a net unrealized appreciation of $483,222,128.

MET INVESTORS SERIES TRUST
METLIFE DEFENSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------                                    --------- ------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)*                  343,537 $ 12,140,591
Goldman Sachs Mid-Cap Value Portfolio (Class A)           812,993   12,292,447
Harris Oakmark International Portfolio (Class A)          635,543   12,736,275
Jennison Growth Portfolio (Class A)*                      943,307   12,102,635
Lazard Mid-Cap Portfolio (Class A)                        852,428   12,215,300
Legg Mason Value Equity Portfolio (Class A)             2,159,026   23,749,286
Loomis Sayles Global Markets Portfolio (Class A)        2,308,865   24,589,413
Lord Abbett Bond Debenture Portfolio (Class A)          3,853,773   49,520,979
Lord Abbett Growth and Income Portfolio (Class A)       1,031,937   30,411,173
MFS(R) Research International Portfolio (Class A)       1,586,345   24,524,889
Neuberger Berman Real Estate Portfolio (Class A)          604,584   11,178,754
Oppenheimer Capital Appreciation Portfolio (Class A)    1,922,489   18,302,099
PIMCO Inflation Protected Bond Portfolio (Class A)      9,676,110  100,534,788
PIMCO Total Return Portfolio (Class A)                  9,839,386  118,171,023
T. Rowe Price Mid-Cap Growth Portfolio (Class A)        1,348,770   12,206,373
Third Avenue Small Cap Value Portfolio (Class A)        1,371,787   24,349,221
Van Kampen Comstock Portfolio (Class A)                 2,013,309   24,280,506
Western Asset Management US Government Portfolio
  (Class A)*                                            7,444,296   92,830,376
                                                                  ------------
Total Investment Company Securities
(Cost $583,108,322)                                                616,136,128
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
(Cost $583,108,322#)                                               616,136,128
                                                                  ------------
Other Assets and Liabilities (net) -- 0.0%                            (246,124)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $615,890,004
                                                                  ============
--------
PORTFOLIO FOOTNOTES:

*  A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $33,027,806 and $0 respectively, resulting in a net unrealized appreciation of $33,027,806.

MET INVESTORS SERIES TRUST
METLIFE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                 ---------- --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)*             18,650,489 $  659,108,283
Goldman Sachs Mid-Cap Value Portfolio (Class A)       8,029,427    121,404,939
Harris Oakmark Focused Value Portfolio (Class A)*     1,102,757    289,815,472
Harris Oakmark International Portfolio (Class A)     15,693,243    314,492,595
Jennison Growth Portfolio (Class A)*                 23,276,268    298,634,518
Legg Mason Aggressive Growth Portfolio (Class A)     44,336,835    356,468,150
Legg Mason Value Equity Portfolio (Class A)          31,957,935    351,537,284
Loomis Sayles Global Markets Portfolio (Class A)     22,787,457    242,686,414
Lord Abbett Bond Debenture Portfolio (Class A)        9,537,024    122,550,764
Lord Abbett Growth and Income Portfolio (Class A)    20,368,191    600,250,592
Met/AIM Small Cap Growth Portfolio (Class A)         12,929,192    182,818,779
MFS(R) Emerging Markets Equity Portfolio (Class A)   16,981,388    182,549,919
MFS(R) Research International Portfolio (Class A)    15,649,818    241,946,181
Neuberger Berman Real Estate Portfolio (Class A)      5,943,903    109,902,774
Oppenheimer Capital Appreciation Portfolio
  (Class A)                                          12,650,958    120,437,122
PIMCO Inflation Protected Bond Portfolio (Class A)   29,971,986    311,408,933
RCM Global Technology Portfolio (Class A)            21,954,831    117,458,347
T. Rowe Price Mid-Cap Growth Portfolio (Class A)     13,328,514    120,623,048
Third Avenue Small Cap Value Portfolio (Class A)     27,107,289    481,154,375
Turner Mid-Cap Growth Portfolio (Class A)             9,009,499    118,745,199
Van Kampen Comstock Portfolio (Class A)              54,642,546    658,989,104
                                                                --------------
Total Investment Company Securities
(Cost $5,443,402,988)                                            6,002,982,792
                                                                --------------
TOTAL INVESTMENTS -- 100.0%
(Cost $5,443,402,988#)                                           6,002,982,792
                                                                --------------
Other Assets and Liabilities (net) -- 0.0%                          (1,588,406)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $6,001,394,386
                                                                ==============
--------
PORTFOLIO FOOTNOTES
*  A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $562,257,103 and $2,677,299 respectively, resulting in a net unrealized appreciation of $559,579,804.

MET INVESTORS SERIES TRUST
METLIFE MODERATE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                 ---------- --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)*              1,999,528 $   70,663,327
Goldman Sachs Mid-Cap Value Portfolio (Class A)       2,367,670     35,799,166
Harris Oakmark International Portfolio (Class A)      1,851,824     37,110,563
Jennison Growth Portfolio (Class A)*                  5,490,222     70,439,543
Lazard Mid-Cap Portfolio (Class A)                    3,726,051     53,394,315
Legg Mason Value Equity Portfolio (Class A)           7,850,482     86,355,303
Loomis Sayles Global Markets Portfolio (Class A)      6,719,330     71,560,859
Lord Abbett Bond Debenture Portfolio (Class A)       11,249,780    144,559,673
Lord Abbett Growth and Income Portfolio (Class A)     4,203,719    123,883,587
MFS(R) Emerging Markets Equity Portfolio (Class A)    3,338,471     35,888,562
MFS(R) Research International Portfolio (Class A)     3,460,766     53,503,446
Neuberger Berman Real Estate Portfolio (Class A)      1,750,715     32,370,723
Oppenheimer Capital Appreciation Portfolio
  (Class A)                                           7,460,744     71,026,285
PIMCO Inflation Protected Bond Portfolio (Class A)   21,215,015    220,424,009
PIMCO Total Return Portfolio (Class A)               22,692,651    272,538,740
T. Rowe Price Mid-Cap Growth Portfolio (Class A)      5,895,591     53,355,099
Third Avenue Small Cap Value Portfolio (Class A)      3,996,328     70,934,830
Turner Mid-Cap Growth Portfolio (Class A)             2,656,178     35,008,423
Van Kampen Comstock Portfolio (Class A)               8,787,488    105,977,108
Western Asset Management US Government Portfolio
  (Class A)*                                         11,594,720    144,586,153
                                                                --------------
Total Investment Company Securities
(Cost $1,658,369,232)                                            1,789,379,714
                                                                --------------
TOTAL INVESTMENTS -- 100.0%
(Cost $1,658,369,232#)                                           1,789,379,714
                                                                --------------
Other Assets and Liabilities (net) -- 0.0%                            (551,440)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,788,828,274
                                                                ==============
--------
PORTFOLIO FOOTNOTES
*  A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $132,606,751 and $1,596,269 respectively, resulting in a net unrealized appreciation of $131,010,482.

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------- -----------
COMMON STOCKS -- 94.2%

BRAZIL -- 12.0%
Aracruz Celulose S.A. (ADR) (a)                              55,260 $ 2,899,492
Banco Nossa Caixa S.A.                                       37,780     537,984
Companhia Vale do Rio Doce (ADR) (a)                        429,860  15,900,521
EDP - Energias do Brasil S.A.                               123,370   1,809,507
Equatorial Energia S.A. *                                   226,550   2,057,545
Petroleo Brasileiro S.A. (ADR) (a)                          193,570  19,262,151
Unibanco-Uniao de Bancos Brasilieros S.A. (ADR)              34,830   3,046,232
Votorantim Celulose e Papel S.A. (ADR) (a)                  186,080   3,405,264
                                                                    -----------
                                                                     48,918,696
                                                                    -----------
CANADA -- 1.7%
Addax Petroleum Corp.                                       147,930   4,683,359
First Uranium Corp. (144A) *(b)                             240,320   2,282,509
                                                                    -----------
                                                                      6,965,868
                                                                    -----------
CHILE -- 1.9%
Banco Santander Chile S.A. (ADR) (a)                         37,820   1,886,083
Enersis S.A. (ADR)                                          248,840   4,053,604
Inversiones Aguas Metropolitanas S.A. (ADR) (144A) (b)       65,780   1,584,528
                                                                    -----------
                                                                      7,524,215
                                                                    -----------
CZECH REPUBLIC -- 1.6%
CEZ                                                          94,930   4,271,213
Komercni Banka a.s.                                          12,394   2,145,160
                                                                    -----------
                                                                      6,416,373
                                                                    -----------
EGYPT -- 2.1%
Egyptian Co. for Mobile Services                             75,733   2,093,544
Orascom Telecom Holding SAE                                  63,360   4,393,135
Telecom Egypt                                               759,860   2,144,776
                                                                    -----------
                                                                      8,631,455
                                                                    -----------
HONG KONG -- 7.7%
ASM Pacific Technology, Ltd.                                749,000   4,416,600
China Mobile (Hong Kong), Ltd.                            1,088,500   9,799,931
China Netcom Group Corp. (Hong Kong), Ltd.                  749,500   1,962,159
Citic Pacific, Ltd.                                         515,000   1,896,116
CNOOC, Ltd.                                               3,747,000   3,284,494
Denway Motors, Ltd.                                       3,694,000   1,609,778
PetroChina Co., Ltd.                                      5,938,000   6,945,280
Regal Real Estate Investment Trust (REIT)                 4,616,000   1,589,117
                                                                    -----------
                                                                     31,503,475
                                                                    -----------
HUNGARY -- 1.6%
Gedeon Richter Rt.                                           18,910   3,405,153
OTP Bank Nyrt. (GDR)                                         34,550   3,144,050
                                                                    -----------
                                                                      6,549,203
                                                                    -----------
INDIA -- 1.5%
Reliance Industries, Ltd. (GDR) (144A) (c)                   98,170   6,165,076
                                                                    -----------
INDONESIA -- 2.1%
PT Astra International Tbk                                1,081,000   1,563,449
PT Bank Central Asia Tbk                                  2,959,500   1,653,780
PT Hanjaya Mandela Sampoerna Tbk                            739,000   1,056,378
PT Telekomunikasi Indonesia                               4,049,500   4,361,747
                                                                    -----------
                                                                      8,635,354
                                                                    -----------
ISRAEL -- 3.5%
Israel Chemicals, Ltd.                                      523,870   3,576,257
Makhteshim-Agan Industries, Ltd.                            344,080   2,155,527

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                     ---------- -----------
Teva Pharmaceutical Industries, Ltd. (ADR)                  224,670 $ 8,409,398
                                                                    -----------
                                                                     14,141,182
                                                                    -----------
LUXEMBOURG -- 1.4%
Tenaris S.A. (ADR)                                           87,580   4,019,922
Ternium S.A. (ADR) *                                         61,650   1,722,501
                                                                    -----------
                                                                      5,742,423
                                                                    -----------
MALAYSIA -- 1.8%
Genting Berhad                                              199,600   2,294,409
Malayan Banking Berhad                                      690,000   2,554,005
Resorts World Berhad                                        491,000   2,442,227
                                                                    -----------
                                                                      7,290,641
                                                                    -----------
MEXICO -- 5.6%
Consorcio ARA S.A. de C.V.                                  794,800   1,369,997
Corporacion Moctezuma S.A. de C.V.                          717,500   2,046,103
Embotelladoras Arca S.A.                                    592,100   2,171,998
Grupo Continental S.A.                                      895,480   1,929,425
Grupo Mexico S.A. de C.V.                                   997,100   4,648,800
Grupo Televisa S.A. (ADR)                                   160,970   4,796,906
Kimberly-Clark de Mexico S.A. de C.V. - Class A             843,080   3,816,223
Sare Holding SAB de C.V. *                                1,145,000   1,892,785
                                                                    -----------
                                                                     22,672,237
                                                                    -----------
PAKISTAN -- 1.0%
MCB Bank, Ltd.                                              543,025   2,410,308
Pakistan Telecommunication Co. Ltd.                       1,882,500   1,462,624
                                                                    -----------
                                                                      3,872,932
                                                                    -----------
PERU -- 0.5%
Compania de Minas Buenaventura S.A. (ADR) (a)                67,530   2,022,523
                                                                    -----------
PHILIPPINES -- 3.8%
Ayala Corp.                                                 142,860   1,660,851
First Philippine Holdings Corp.                           1,785,640   2,621,730
Globe Telecom, Inc.                                         159,140   4,053,381
Manila Water Co.                                         15,751,000   3,160,823
Philippine Long Distance Telephone Co.                       75,850   3,961,108
                                                                    -----------
                                                                     15,457,893
                                                                    -----------
POLAND -- 0.9%
KGHM Polska Miedz S.A.                                       47,260   1,588,058
Telekomunikacja Polska S.A.                                 245,870   2,023,562
                                                                    -----------
                                                                      3,611,620
                                                                    -----------
RUSSIA -- 12.3%
Gazprom (ADR) (a)                                           485,860  20,357,534
Gazprom Neft (ADR) (a)                                       99,960   2,024,190
GMK Norilsk Nickel (ADR)                                     20,860   3,963,400
LUKOIL (ADR)                                                155,400  13,442,100
Mobile Telesystems (ADR)                                     71,980   4,028,001
OAO Vimpel-Communications (ADR) *                            65,570   6,218,659
                                                                    -----------
                                                                     50,033,884
                                                                    -----------
SOUTH AFRICA -- 10.6%
ABSA Group, Ltd.                                            227,130   4,339,671
African Bank Investments, Ltd.                              945,660   3,926,281
Bidvest Group Ltd.                                          102,222   1,932,783
Ellerine Holdings, Ltd.                                     185,696   2,089,062
FirstRand, Ltd.                                           1,416,800   4,769,383
Foschini, Ltd.                                              265,690   2,508,874
Impala Platinum Holdings, Ltd.                              146,730   4,573,227
Massmart Holdings, Ltd.                                     219,114   2,533,324

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                    ---------- ------------
Nedbank Group, Ltd.                                        104,550 $  2,019,275
Sanlam, Ltd.                                             1,507,120    4,112,929
Standard Bank Group, Ltd.                                  383,330    5,584,819
Tiger Brands Ltd.                                           85,630    2,075,795
Truworths International, Ltd.                              536,300    2,609,693
                                                                   ------------
                                                                     43,075,116
                                                                   ------------
SOUTH KOREA -- 10.6%
Hana Financial Group, Inc.                                  37,100    1,922,575
Hyundai Mobis                                               19,252    1,651,380
Kookmin Bank                                               106,427    9,585,485
Korea Exchange Bank                                        139,380    2,249,352
KT Corp. (ADR) *                                            75,430    1,688,878
LG Chem, Ltd.                                               39,760    1,998,794
NHN Corp. *                                                 16,680    2,429,428
Samsung Electronics Co., Ltd.                               31,794   19,002,656
Shinhan Financial Group Co., Ltd.                           47,260    2,708,092
                                                                   ------------
                                                                     43,236,640
                                                                   ------------
TAIWAN -- 6.9%
Cathay Financial Holding Co., Ltd.                       1,514,135    3,140,258
First Financial Holding Co., Ltd.                        2,416,000    1,690,373
High Tech Computer Corp.                                   102,400    1,576,557
Hon Hai Precision Industry Co., Ltd.                     1,260,800    8,442,402
MediaTek, Inc.                                             159,000    1,817,552
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)   1,063,640   11,434,130
                                                                   ------------
                                                                     28,101,272
                                                                   ------------
TURKEY -- 1.5%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. (a)             68,599    2,254,398
Asya Katilim Bankasi A.S. *                                244,594    1,395,639
Turkiye Garanti Bankasi A.S. (a)                           568,070    2,545,881
                                                                   ------------
                                                                      6,195,918
                                                                   ------------
UNITED KINGDOM -- 1.0%
SABMiller Plc                                              175,870    3,865,861
                                                                   ------------
UNITED STATES -- 0.6%
Southern Copper Corp. (a)                                   32,360    2,318,918
                                                                   ------------
Total Common Stocks
  (Cost $349,645,743)                                               382,948,775
                                                                   ------------
PREFERRED STOCKS -- 2.1%
BRAZIL -- 1.7%
AES Tiete S.A.                                          38,428,000    1,213,123
Cia de Bebidas das (ADR)                                    73,840    4,058,246
Usinas Siderurgicas de Minas Gerais S.A. - Class A          38,300    1,856,034
                                                                   ------------
                                                                      7,127,403
                                                                   ------------
RUSSIA -- 0.4%
Transneft OAO (c)                                              690    1,439,212
                                                                   ------------
Total Preferred Stocks
  (Cost $7,077,974)                                                   8,566,615
                                                                   ------------
WARRANTS -- 2.5%
INDIA -- 2.5%
HCL Technologies, Ltd., Expire 10/01/10 *                1,034,010    7,176,029
Oil & Natural Gas Corp., Ltd., Expire 03/09/09 *            77,214    1,458,573
Steel Authority Of India, Expire 04/21/09 *                729,700    1,780,468
                                                                   ------------
Total Warrants
  (Cost $11,032,142)                                                 10,415,070
                                                                   ------------

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                  ----------- ------------
SHORT-TERM INVESTMENT -- 3.1%
Cargill, Inc. (144A) 5.390%, due 04/02/07
  (Cost -- $12,559,120) (b)                           $12,561,000 $ 12,559,120
                                                                  ------------
TOTAL INVESTMENTS -- 101.9% (COST $380,314,979#)                   414,489,580
                                                                  ------------
Other Assets and Liabilities (net) -- (1.9)%                        (7,896,027)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $406,593,553
                                                                  ============
--------
PORTFOLIO FOOTNOTES
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $42,623,103 and $8,448,502 respectively, resulting in a net unrealized appreciation of $34,174,601.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $67,067,998 and the collateral received consisted of cash in the amount of $68,664,795.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $16,426,157 of net assets.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $7,604,288 of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKET EQUITY PORTFOLIO

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION AT 3/31/2007

                                                          VALUE   PERCENTAGE OF
INDUSTRY                                                  (000)    NET ASSETS
--------                                                 -------- -------------
Auto Components                                          $  1,651      0.4%
Automobiles                                                 3,173      0.8
Banks                                                      46,990     11.5
Beverages                                                  14,280      3.5
Chemicals                                                   7,731      1.9
Computers & Peripherals                                     1,577      0.4
Construction Materials                                      3,416      0.8
Electric Utilities                                         13,969      3.4
Electronic Equipment & Instruments                          8,442      2.1
Energy                                                      9,238      2.3
Financial - Diversified                                    13,124      3.2
Food & Drug Retailing                                       2,533      0.6
Food Products                                               2,076      0.5
Hotels, Restaurants & Leisure                               4,737      1.1
Household Products                                          3,816      0.9
Industrial - Diversified                                   29,811      7.3
Insurance                                                   7,253      1.8
Internet Software & Services                                2,429      0.6
Media                                                       4,797      1.2
Metals & Mining                                            38,694      9.5
Oil & Gas                                                  58,704     14.4
Paper & Forest Products                                     6,305      1.6
Pharmaceuticals                                            11,815      2.9
Real Estate                                                 3,482      0.9
Retail - Specialty                                          7,208      1.8
Semiconductor Equipment & Products                         43,847     10.8
Telecommunication Services - Diversified                   17,636      4.3
Telecommunication Services - Wireless                      30,555      7.5
Tobacco                                                     1,056      0.3
Utilities                                                   1,585      0.4
                                                         --------     ----
Total                                                    $401,930     98.8%
                                                         ========     ====

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
COMMON STOCKS -- 98.3%

AUSTRALIA -- 1.2%
Suncorp-Metway, Ltd. (a)                                 1,039,348 $ 17,505,052
                                                                   ------------
AUSTRIA -- 0.8%
Erste Bank der Oesterreichischen Sparkassen AG (a)         145,932   11,353,012
                                                                   ------------
BELGIUM -- 0.9%
Umicore                                                     73,110   13,042,787
                                                                   ------------
BRAZIL -- 1.2%
Banco Nossa Caixa S.A.                                     149,330    2,126,448
CSU Cardsystem S.A. *                                      496,050    2,739,237
Equatorial Energia S.A. *                                  574,010    5,213,204
Petroleo Brasileiro S.A. (ADR) (a)                          28,610    2,846,981
Unibanco-Uniao de Bancos Brasilieros S.A. (ADR)             46,820    4,094,877
                                                                   ------------
                                                                     17,020,747
                                                                   ------------
CANADA -- 1.2%
Rogers Communications, Inc.                                206,010    6,752,639
Telus Corp.                                                219,040   11,190,438
                                                                   ------------
                                                                     17,943,077
                                                                   ------------
CYPRUS -- 0.4%
Bank of Cyprus Public Co., Ltd.                            367,680    5,578,172
                                                                   ------------
CZECH REPUBLIC -- 0.4%
CEZ                                                        117,170    5,271,864
                                                                   ------------
FRANCE -- 12.7%
Axa (a)                                                    642,910   27,440,288
BNP Paribas (a)                                            251,685   26,373,578
Cap Gemini S.A.                                             90,040    6,876,416
Credit Agricole S.A. (a)                                   633,462   24,785,144
France Telecom S.A. (a)                                    421,970   11,181,328
Gaz de France S.A. (a)                                     136,970    6,376,017
LVMH Moet Hennessy Louis Vuitton S.A. (a)                  124,680   13,864,192
Pernod Ricard S.A. (a)                                      35,199    7,156,329
Schneider Electric S.A. (a)                                168,427   21,404,816
Suez S.A. (a)                                              145,722    7,710,188
Total S.A. (a)                                             425,110   29,738,733
                                                                   ------------
                                                                    182,907,029
                                                                   ------------
GERMANY -- 13.0%
Adidas AG (a)                                              389,640   21,292,434
Bayer AG (a)                                               492,180   31,544,710
Bayerische Motoren Werke (BMW) AG (a)                      274,140   16,169,769
Continental AG (a)                                         142,105   18,355,256
Deutsche Postbank AG                                       112,660    9,817,871
E.On AG (a)                                                222,440   30,301,721
GEA Group AG                                               336,110    9,317,465
Linde AG                                                   229,780   24,735,710
SAP AG (a)                                                 119,800    5,352,678
Siemens AG (a)                                             195,760   20,967,098
                                                                   ------------
                                                                    187,854,712
                                                                   ------------
HONG KONG -- 1.5%
BOC Hong Kong Holdings, Ltd. (a)                         5,903,500   14,297,043
Li & Fung, Ltd. (a)                                      2,332,000    7,361,924
                                                                   ------------
                                                                     21,658,967
                                                                   ------------
INDIA -- 0.7%
Steel Authority of India, Ltd.                           3,698,124    9,825,111
                                                                   ------------

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
IRELAND -- 1.0%
CRH Plc                                                    350,270 $ 14,978,077
                                                                   ------------
ITALY -- 4.0%
Banche Popolari Unite SCPA (a)                             618,610   18,336,747
Finmeccanica S.p.A                                         438,650   13,220,618
Saipem S.p.A. (a)                                          203,230    5,907,173
UniCredito Italiano S.p.A. (a)                           2,033,800   19,399,943
                                                                   ------------
                                                                     56,864,481
                                                                   ------------
JAPAN -- 16.7%
Aeon Credit Service Co., Ltd. (a)                          725,900   12,229,546
Astellas Pharma, Inc.                                      309,800   13,329,635
Bridgestone Corp.                                          987,600   19,811,748
FANUC, Ltd.                                                136,600   12,649,567
Fast Retailing Co., Ltd. (a)                                69,600    5,412,666
Funai Electric Co., Ltd. (a)                                65,400    6,251,919
Honda Motor Co., Ltd. (a)                                  596,900   20,877,022
Kao Corp. (a)                                              518,000   15,154,818
Konami Corp. (a)                                           343,100    9,184,439
Konica Minolta Holdings, Inc. *                            700,500    9,178,325
Lawson, Inc.                                               184,900    7,100,584
Mitsubishi Corp. (a)                                       540,800   12,564,844
Mitsubishi UFJ Financial Group, Inc.                         1,605   18,130,081
Namco Bandai Holdings, Inc. (a)                            604,600    9,413,935
Nippon Electric Glass Co., Ltd. (a)                        301,500    5,248,391
Nippon Television Network Corp.                             28,320    4,662,720
Nomura Holdings, Inc.                                      101,400    2,107,191
OMRON Corp.                                                403,000   10,850,973
Sapporo Hokuyo Holdings, Inc.                                  568    5,695,350
Shinsei Bank, Ltd. (a)                                   1,365,000    6,553,513
Sumitomo Mitsui Financial Group, Inc. (a)                    2,199   19,997,313
Tohoku Electric Power Co., Inc. (a)                        282,500    7,149,896
Tokyo Gas Co., Ltd. (a)                                  1,329,000    7,376,225
                                                                   ------------
                                                                    240,930,701
                                                                   ------------
MEXICO -- 1.0%
America Movil S.A. de C.V. (ADR)                           130,830    6,252,366
Grupo Modelo S.A. de C.V.                                  336,720    1,722,314
Grupo Televisa S.A. de C.V. (ADR)                          132,100    3,936,580
Kimberly-Clark de Mexico S.A. de C.V. - Class A            648,360    2,934,818
                                                                   ------------
                                                                     14,846,078
                                                                   ------------
NETHERLANDS -- 5.4%
ASML Holding N.V. *                                        509,670   12,634,766
Heineken N.V. (a)                                          299,250   15,688,742
Koninklijke (Royal) Philips Electronics N.V. (a)           424,060   16,250,785
Royal Dutch Shell Plc                                    1,005,360   33,407,776
                                                                   ------------
                                                                     77,982,069
                                                                   ------------
NORWAY -- 2.1%
Statoil ASA (a)                                            678,290   18,383,099
Telenor ASA                                                634,160   11,254,139
                                                                   ------------
                                                                     29,637,238
                                                                   ------------
PHILIPPINES -- 0.5%
Philippine Long Distance Telephone Co.                     129,840    6,780,623
                                                                   ------------
RUSSIA -- 0.6%
Gazprom (ADR)                                              153,180    6,418,242
TMK OAO - (GDR) (144A) *(c)                                 52,390    1,672,289
                                                                   ------------
                                                                      8,090,531
                                                                   ------------
SINGAPORE -- 0.3%
Venture Corp., Ltd.                                        426,000    4,098,050
                                                                   ------------

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES       VALUE
--------------------                                   --------- --------------
SOUTH AFRICA -- 0.3%
Sasol, Ltd.                                              135,270 $    4,476,311
                                                                 --------------
SOUTH KOREA -- 2.3%
Hana Financial Group, Inc.                               169,110      8,763,523
Korea Exchange Bank                                      191,070      3,083,539
Nong Shim Co., Ltd.                                       13,988      3,639,703
Samsung Electronics Co., Ltd.                             29,964     17,908,901
                                                                 --------------
                                                                     33,395,666
                                                                 --------------
                                                                     33,395,666
                                                                 --------------
SPAIN -- 0.5%
Antena 3 de Television S.A. (a)                          308,291      6,910,819
                                                                 --------------
SWITZERLAND -- 10.1%
Actelion, Ltd. *                                          44,130     10,316,889
EFG International *                                      225,810      9,880,402
Nestle S.A.                                               87,129     33,945,455
Novartis AG                                              361,570     19,793,020
Roche Holdings AG (a)                                    155,620     27,626,937
Syngenta AG *                                             82,940     15,851,568
UBS AG                                                   472,584     28,207,094
                                                                 --------------
                                                                    145,621,365
                                                                 --------------
TAIWAN -- 0.2%
SinoPac Financial Holdings Co., Ltd.                   6,717,000      3,083,668
                                                                 --------------
THAILAND -- 0.3%
Siam Cement Pcl                                          588,800      4,031,933
                                                                 --------------
TURKEY -- 0.6%
Akbank T.A.S.                                            433,903      2,896,311
Turkiye Garanti Bankasi A.S. (a)                       1,207,190      5,410,181
                                                                 --------------
                                                                      8,306,492
                                                                 --------------
UNITED KINGDOM -- 18.4%
ARM Holdings Plc (a)                                   2,640,280      6,977,829
Barclays Plc                                           1,759,900     25,027,600
BG Group Plc                                             423,350      6,090,172
BHP Billiton Plc                                       1,458,400     32,603,623
British Energy Group Plc *                               584,990      5,596,681
GlaxoSmithKline Plc                                      775,590     21,392,654
HSBC Holdings Plc                                      2,523,595     44,233,680
NXT Plc                                                  304,320     13,494,163
Reckitt Benckiser Plc                                    257,034     13,399,122
Royal Bank of Scotland Group Plc                         720,070     28,176,453
Smiths Group Plc                                         346,300      6,988,150
Standard Chartered Plc                                   338,400      9,722,019
TI Automotive, Ltd. - Class A (b)(d)                      45,100              0
Vodafone Group Plc                                     8,438,120     22,543,643
WPP Group Plc                                          1,932,610     29,339,266
                                                                 --------------
                                                                    265,585,055
                                                                 --------------
Total Common Stocks
  (Cost $1,244,425,923)                                           1,415,579,687
                                                                 --------------
PREFERRED STOCK -- 0.2%
BRAZIL -- 0.2%
Universo Online S.A. *
  (Cost -- $3,361,161)                                   534,000      2,821,719
                                                                 --------------
RIGHT -- 0.0%
AUSTRALIA - 0.00%
Suncorp Metway, due 04/05/2007 (b)
  (Cost -- $0)                                           136,237        585,154
                                                                 --------------

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  PAR AMOUNT     VALUE
--------------------                                  ---------- --------------
SHORT-TERM INVESTMENT -- 0.6%
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/30/07 at 3.400% to be repurchased at
  $7,922,244 on 04/02/07 collateralized by
  $8,180,000 FHLB at 4.375% due 09/17/10 with a
  value of $8,083,002. (Cost -- $7,920,000)           $7,920,000 $    7,920,000
                                                                 --------------
TOTAL INVESTMENTS -- 99.1% (COST $1,255,707,084#)                 1,426,906,560
                                                                 --------------
Other Assets and Liabilities (net) -- 0.9%                           13,422,806
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,440,329,366
                                                                 ==============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $326,376,014 and the collateral received consisted of cash in the amount of $342,845,249.
(b) Illiquid securities representing in the aggregate 0.00% of net assets.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $1,672,289 of net assets.
(d) Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $197,737,564 and $26,538,088 respectively, resulting in a net unrealized appreciation of $171,199,476.

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
GDR - Global Depositary Receipt

MET INVESTORS SERIES TRUST
MFS (R) Research International Portfolio

Summary of Total Foreign Securities by Industry Classifications 03/31/2007

                                                         VALUE    PERCENTAGE OF
INDUSTRY                                                 (000)     NET ASSETS
--------                                               ---------- -------------
Aerospace & Defense                                        13,221      0.9%
Apparel & Textiles                                         21,292      1.5
Auto Components                                            38,167      2.6
Automobiles                                                37,047      2.6
Banks                                                     332,475     23.1
Beverages                                                  24,567      1.7
Building Materials                                         19,010      1.3
Business Services                                          29,339      2.0
Chemicals                                                  60,439      4.2
Construction &Engineering                                  24,736      1.7
Electric                                                   61,244      4.3
Electrical Components & Equipment                          27,657      1.9
Electronics                                                49,098      3.4
Financial - Diversified                                    57,130      4.0
Food & Drug Retailing                                      37,585      2.6
Gas Utilities                                              13,752      1.0
Holding Companies - Diversified                            23,182      1.6
Household Products                                         28,554      2.0
Industrial - Diversified                                   37,134      2.6
Insurance                                                  27,440      1.9
Leisure Equipment & Products                                9,414      0.7
Media                                                      22,263      1.5
Metals & Mining                                            44,101      3.1
Oil & Gas                                                 107,268      7.4
Paper & Forest Products                                     2,935      0.2
Pharmaceuticals                                            92,459      6.4
Retail - Multiline                                         45,934      3.2
Rights                                                        585      0.0
Semiconductor Equipment & Products                         37,521      2.6
Software                                                   24,235      1.7
Telecommunication Services - Diversified                   69,203      4.8
                                                       ----------     ----
   TOTAL                                               $1,418,987     98.5%
                                                       ==========     ====

MET INVESTORS SERIES TRUST
MFS (R) VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES   VALUE
--------------------                                        ------ ----------
COMMON STOCKS -- 98.8%

AEROSPACE & DEFENSE -- 7.5%
Lockheed Martin Corp.                                       45,900 $4,453,218
Northrop Grumman Corp.                                      35,770  2,654,849
United Technologies Corp.                                   28,250  1,836,250
                                                                   ----------
                                                                    8,944,317
                                                                   ----------
AUTO COMPONENTS -- 0.5%
Johnson Controls, Inc.                                       6,480    613,138
                                                                   ----------
BANKS -- 7.1%
Bank of America Corp.                                       85,917  4,383,485
Bank of New York Co., Inc.                                  44,810  1,817,046
SunTrust Banks, Inc.                                        27,260  2,263,670
                                                                   ----------
                                                                    8,464,201
                                                                   ----------
BEVERAGES -- 1.9%
Diageo Plc                                                  69,400  1,407,764
PepsiCo, Inc.                                               14,330    910,815
                                                                   ----------
                                                                    2,318,579
                                                                   ----------
BUILDING PRODUCTS -- 1.6%
Masco Corp.                                                 70,990  1,945,126
                                                                   ----------
CHEMICALS -- 4.8%
Air Products & Chemicals, Inc.                              11,660    862,374
Dow Chemical Co. (The)                                      16,320    748,435
Nalco Holding Co. *                                          7,170    171,363
PPG Industries, Inc.                                        23,800  1,673,378
Praxair, Inc.                                               14,260    897,809
Syngenta AG *                                                7,460  1,425,762
                                                                   ----------
                                                                    5,779,121
                                                                   ----------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
WPP Group Plc                                               38,580    585,689
                                                                   ----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.4%
Cisco Systems, Inc. *                                       17,600    449,328
                                                                   ----------
COMPUTERS & PERIPHERALS -- 0.6%
Hewlett-Packard Co.                                         19,060    765,068
                                                                   ----------
CONTAINERS & PACKAGING -- 0.2%
Smurfit-Stone Container Corp. *                             18,530    208,648
                                                                   ----------
ELECTRIC UTILITIES -- 4.6%
Dominion Resources, Inc.                                    23,110  2,051,475
Entergy Corp.                                                8,700    912,804
FPL Group, Inc.                                             20,880  1,277,230
PPL Corp.                                                    7,500    306,750
Public Service Enterprise Group, Inc.                        3,480    288,979
TXU Corp.                                                    9,870    632,667
                                                                   ----------
                                                                    5,469,905
                                                                   ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
Cooper Industries, Ltd.--Class A                             3,400    152,966
                                                                   ----------
ENERGY EQUIPMENT & SERVICES -- 0.4%
Noble Corp.                                                  5,720    450,050
                                                                   ----------
FINANCIAL - DIVERSIFIED -- 15.1%
American Express Co.                                        21,280  1,200,192
Citigroup, Inc.                                             74,900  3,845,366
Fannie Mae                                                  39,050  2,131,349
Franklin Resources, Inc.                                     6,740    814,394
Freddie Mac                                                 11,430    679,971

MET INVESTORS SERIES TRUST
MFS (R) VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES    VALUE
--------------------                                        ------ -----------
Goldman Sachs Group, Inc. (The)                             14,330 $ 2,961,008
Lehman Brothers Holdings, Inc.                              13,330     934,033
Mellon Financial Corp.                                      25,850   1,115,169
Merrill Lynch & Co., Inc.                                    9,670     789,749
PNC Financial Services Group, Inc.                          20,990   1,510,650
UBS AG                                                      34,313   2,048,038
                                                                   -----------
                                                                    18,029,919
                                                                   -----------
FOOD PRODUCTS -- 2.2%
Kellogg Co.                                                 24,010   1,234,834
Nestle S.A.                                                  3,076   1,198,410
Tyson Foods, Inc. - Class A                                 12,840     249,224
                                                                   -----------
                                                                     2,682,468
                                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.6%
Johnson & Johnson                                           51,800   3,121,468
                                                                   -----------
HEALTH CARE PROVIDERS & SERVICES - 1.6%
UnitedHealth Group, Inc.                                    11,290     598,031
WellPoint, Inc. *                                           16,200   1,313,820
                                                                   -----------
                                                                     1,911,851
                                                                   -----------
HOMEBUILDERS -- 0.3%
Toll Brothers, Inc. *                                       12,460     341,155
                                                                   -----------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
Royal Caribbean Cruises, Ltd.                                8,640     364,262
                                                                   -----------
INDUSTRIAL - DIVERSIFIED -- 1.0%
General Electric Co.                                        10,220     361,379
Rockwell Automation, Inc. *                                 13,600     814,232
                                                                   -----------
                                                                     1,175,611
                                                                   -----------
INSURANCE -- 8.1%
AFLAC, Inc.                                                 10,740     505,424
Allstate Corp. (The)                                        71,240   4,278,675
Chubb Corp. (The)                                           22,730   1,174,459
Genworth Financial, Inc. - Class A                          53,160   1,857,410
Hartford Financial Services Group, Inc. (The)               20,300   1,940,274
                                                                   -----------
                                                                     9,756,242
                                                                   -----------
IT CONSULTING & SERVICES -- 1.1%
Accenture, Ltd. - Class A                                   34,990   1,348,515
                                                                   -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Hasbro, Inc.                                                 2,290      65,540
                                                                   -----------
MACHINERY -- 1.9%
Deere & Co.                                                 16,850   1,830,584
Eaton Corp.                                                  3,170     264,885
                                                                   -----------
                                                                     2,095,469
                                                                   -----------
MEDIA -- 1.5%
New York Times Co. - Class A                                12,450     292,700
Viacom, Inc. - Class A *                                    22,595     928,880
Walt Disney Co. (The)                                       15,520     534,354
                                                                   -----------
                                                                     1,755,934
                                                                   -----------
OIL & GAS -- 11.7%
Apache Corp.                                                13,200     933,240
Chevron Corp.                                               11,494     850,096
ConocoPhillips                                              29,530   2,018,376
Devon Energy Corp.                                          19,160   1,326,255
EOG Resources, Inc.                                         11,960     853,226
Exxon Mobil Corp.                                           41,690   3,145,511
Hess Corp. *                                                27,870   1,545,949
Royal Dutch Shell Plc (ADR)                                  8,520     564,876

MET INVESTORS SERIES TRUST
MFS (R) VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES     VALUE
--------------------                                       ------- ------------
Total S.A. (ADR)                                            39,600 $  2,763,288
                                                                   ------------
                                                                     14,000,817
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.4%
Bowater, Inc.                                                3,500       83,370
International Paper Co.                                     11,730      426,972
                                                                   ------------
                                                                        510,342
                                                                   ------------
PHARMACEUTICALS -- 4.1%
Abbott Laboratories                                          8,490      473,742
Eli Lilly & Co.                                             20,000    1,074,200
Merck & Co., Inc.                                           29,600    1,307,432
Wyeth                                                       40,360    2,019,211
                                                                   ------------
                                                                      4,874,585
                                                                   ------------
RETAIL - MULTILINE -- 2.3%
CVS Corp.                                                   30,818    1,052,130
Federated Department Stores, Inc.                           38,540    1,736,227
                                                                   ------------
                                                                      2,788,357
                                                                   ------------
RETAIL - SPECIALTY -- 1.9%
Hanesbrands, Inc. *                                          2,727       80,146
NIKE, Inc. - Class B                                        15,020    1,596,025
Sherwin-Williams Co.                                         8,490      560,680
                                                                   ------------
                                                                      2,236,851
                                                                   ------------
ROAD & RAIL -- 1.6%
Burlington Northern Santa Fe Corp.                          17,040    1,370,527
Norfolk Southern Corp.                                      11,170      565,202
                                                                   ------------
                                                                      1,935,729
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.1%
Intel Corp.                                                 67,280    1,287,066
                                                                   ------------
SOFTWARE -- 1.5%
Oracle Corp. *                                             100,320    1,818,802
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.2%
Embarq Corp.                                                12,033      678,059
Sprint Nextel Corp.                                         66,260    1,256,290
Telus Corp.                                                  4,000      199,913
Verizon Communications, Inc.                                13,700      519,504
                                                                   ------------
                                                                      2,653,766
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 1.2%
AT&T, Inc.                                                   9,820      387,203
Vodafone Group Plc                                         392,715    1,049,194
                                                                   ------------
                                                                      1,436,397
                                                                   ------------
TOBACCO -- 4.2%
Altria Group, Inc.                                          57,790    5,039,468
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
W.W. Grainger, Inc.                                         11,850      915,294
                                                                   ------------
Total Common Stocks
  (Cost $100,438,944)                                               118,292,044
                                                                   ------------

MET INVESTORS SERIES TRUST
MFS (R) VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ---------- ------------
SHORT-TERM INVESTMENT -- 1.3%

COMMERICAL PAPER -- 1.3%
Thunder Bay Funding, Inc. 5.400%, due 04/02/07
  (Cost -- $1,475,779)                                 $1,476,000 $  1,475,779
                                                                  ------------
TOTAL INVESTMENTS -- 100.1% (Cost $101,914,723#)                   119,767,823
                                                                  ------------
Other Assets and Liabilities (net) -- (0.1)%                           (76,578)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                         119,691,245
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*  Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are 18,740,927 and $887,827 respectively, resulting in a net unrealized appreciation of 17,853,100
ADR - American Depositary Receipt

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES       VALUE
--------------------                                   --------- --------------
COMMON STOCKS -- 98.0%
APARTMENTS -- 21.8%
Apartment Investment & Management Co. (REIT) - Class
  A (a)                                                  448,900 $   25,897,041
Archstone-Smith Trust (REIT) (a)                       1,188,500     64,511,780
AvalonBay Communities, Inc. (REIT) (a)                   410,500     53,365,000
Camden Property Trust (REIT) (a)                         636,278     44,736,706
Equity Residential (REIT) (a)                          1,364,400     65,805,012
Home Properties, Inc. (REIT)                             644,500     34,036,045
UDR, Inc. (REIT) (a)                                     892,800     27,337,536
                                                                 --------------
                                                                    315,689,120
                                                                 --------------
COMMUNITY CENTERS -- 10.7%
Developers Diversified Realty Corp. (REIT) (a)           826,800     52,005,720
Kimco Realty Corp. (REIT) (a)                          1,474,800     71,881,752
Regency Centers Corp. (REIT) (a)                         362,100     30,253,455
                                                                 --------------
                                                                    154,140,927
                                                                 --------------
DIVERSIFIED -- 11.2%
Crystal River Capital, Inc. (REIT) (a)                   637,000     17,097,080
Digital Realty Trust, Inc. (REIT) (a)                    511,800     20,420,820
Duke Realty Corp. (REIT) (a)                           1,337,400     58,136,778
Peoples Choice Financial Corp.                            60,000         90,000
Vornado Realty Trust (REIT) (a)                          550,500     65,696,670
                                                                 --------------
                                                                    161,441,348
                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
Nationwide Health Properties, Inc. (REIT) (a)          1,054,500     32,963,670
Ventas, Inc. (REIT) (a)                                  339,500     14,303,135
                                                                 --------------
                                                                     47,266,805
                                                                 --------------
INDUSTRIALS -- 10.6%
AMB Property Corp. (REIT)                              1,070,200     62,917,058
ProLogis (REIT) (a)                                      994,400     64,566,392
Public Storage, Inc. (a)                                 276,800     26,204,656
                                                                 --------------
                                                                    153,688,106
                                                                 --------------
LODGING -- 4.0%
Host Hotels & Resorts, Inc. (REIT) (a)                 1,620,666     42,639,723
Sunstone Hotel Investors, Inc. (REIT) (a)                562,300     15,328,298
                                                                 --------------
                                                                     57,968,021
                                                                 --------------
OFFICE -- 22.6%
Alexandria Real Estate Equities, Inc. (REIT) (a)         448,000     44,965,760
American Financial Realty Trust (REIT) (a)             1,504,650     15,166,872
Boston Properties, Inc. (REIT) (a)                       465,300     54,626,220
Brookfield Asset Management, Inc. - Class A            1,048,700     54,805,062
Brookfield Properties Corp. (a)                        1,335,900     53,836,770
Highwoods Properties, Inc. (REIT) (a)                    507,100     20,025,379
SL Green Realty Corp. (REIT) (a)                         605,000     82,993,900
                                                                 --------------
                                                                    326,419,963
                                                                 --------------
REGIONAL MALLS -- 13.8%
General Growth Properties, Inc. (REIT) (a)               878,500     56,724,745
Macerich Co. (The) (REIT) (a)                            341,400     31,531,704
Simon Property Group, Inc. (REIT) (a)                    723,800     80,522,750
Taubman Centers, Inc. (REIT) (a)                         525,500     30,473,745
                                                                 --------------
                                                                    199,252,944
                                                                 --------------
Total Common Stocks
  (Cost $1,269,856,073)                                           1,415,867,234
                                                                 --------------

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                                 ----------- --------------
SHORT-TERM INVESTMENT -- 0.8%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 03/30/07 at 3.400% to be
  repurchased at $12,014,403 on 04/02/07
  collateralized by $12,425,000 FFCB 3.375% due
  07/15/08 with a value of $12,254,156.
  (Cost -- $12,011,000)                              $12,011,000 $   12,011,000
                                                                 --------------
TOTAL INVESTMENTS -- 98.8%
  (Cost $1,281,867,073#)                                          1,427,878,234
                                                                 --------------
Other Assets and Liabilities (net) -- 1.2%                           17,145,336
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,445,023,570
                                                                 ==============
--------
PORTFOLIO FOOTNOTES:
    Non-income producing security.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $283,526,876 and the collateral received consisted of cash in the amount of $289,936,130.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $162,522,277 and $16,511,116 respectively, resulting in a net unrealized appreciation of $146,011,161.
FFCB - Federal Farm Credit Bank
REIT- Real Estate Investment Trust

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                      SHARES      VALUE
 --------------------                                     --------- -----------
 COMMON STOCKS -- 98.1%

 AEROSPACE & DEFENSE -- 5.4%
 Boeing Co. (The)                                           135,790 $12,073,089
 Empresa Brasileira de Aeronautica S.A. (ADR)               166,400   7,631,104
 General Dynamics Corp.                                     134,410  10,268,924
 Lockheed Martin Corp.                                       88,760   8,611,495
 Rockwell Collins, Inc.                                      71,340   4,774,786
 United Technologies Corp.                                  233,040  15,147,600
                                                                    -----------
                                                                     58,506,998
                                                                    -----------
 BANKS -- 0.7%
 Northern Trust Corp.                                       133,550   8,031,697
                                                                    -----------
 BEVERAGES -- 1.0%
 PepsiCo, Inc.                                              174,040  11,061,982
                                                                    -----------
 BIOTECHNOLOGY -- 1.3%
 Genzyme Corp. *                                             94,880   5,694,698
 Gilead Sciences, Inc. *                                    106,160   8,121,240
                                                                    -----------
                                                                     13,815,938
                                                                    -----------
 CHEMICALS -- 3.5%
 Monsanto Co.                                               427,710  23,506,941
 Praxair, Inc.                                              219,230  13,802,721
                                                                    -----------
                                                                     37,309,662
                                                                    -----------
 COMMERCIAL SERVICES & SUPPLIES -- 3.5%
 Alliance Data Systems Corp. *(a)                           110,330   6,798,535
 Automatic Data Processing, Inc.                            264,340  12,794,056
 Corporate Executive Board Co.                              153,560  11,664,418
 Kinder Morgan Management LLC *(a)                          130,204   6,671,642
                                                                    -----------
                                                                     37,928,651
                                                                    -----------
 COMMUNICATIONS EQUIPMENT & SERVICES -- 4.8%
 Cisco Systems, Inc. *                                    1,265,050  32,296,726
 QUALCOMM, Inc.                                             309,180  13,189,619
 Research In Motion, Ltd. *                                  42,740   5,833,583
                                                                    -----------
                                                                     51,319,928
                                                                    -----------
 COMPUTERS & PERIPHERALS -- 3.7%
 Apple Computer, Inc. *                                     192,930  17,925,126
 EMC Corp. *                                                994,420  13,772,717
 Network Appliance, Inc. *                                  228,260   8,336,055
                                                                    -----------
                                                                     40,033,898
                                                                    -----------
 ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.2%
 ABB, Ltd.                                                  419,115   7,210,137
 Broadcom Corp. - Class A *                                 425,940  13,659,896
 Danaher Corp.                                              118,380   8,458,251
 Harman International Industries, Inc.                       58,500   5,620,680
                                                                    -----------
                                                                     34,948,964
                                                                    -----------
 ENERGY EQUIPMENT & SERVICES -- 2.0%
 Schlumberger, Ltd.                                         315,820  21,823,162
                                                                    -----------
 FINANCIAL - DIVERSIFIED -- 7.5%
 Chicago Merchantile Exchange Holdings, Inc.                 30,930  16,468,988
 Franklin Resources, Inc.                                    60,070   7,258,258
 Goldman Sachs Group, Inc. (The)                             57,690  11,920,485
 Legg Mason, Inc.                                           132,170  12,451,736
 Nomura Holdings, Inc.                                      271,100   5,633,722
 Prudential Financial, Inc.                                 164,300  14,829,718
 UBS AG                                                     204,273  12,192,430
                                                                    -----------
                                                                     80,755,337
                                                                    -----------

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
FOOD PRODUCTS -- 2.1%
Cadbury Schweppes Plc                                       490,580 $ 6,309,199
Nestle S.A.                                                  43,026  16,762,928
                                                                    -----------
                                                                     23,072,127
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
St. Jude Medical, Inc. *                                    217,070   8,164,003
Thermo Electron Corp. *                                     318,540  14,891,745
Varian Medical Systems, Inc. *                              165,680   7,901,279
                                                                    -----------
                                                                     30,957,027
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.7%
Henry Schein, Inc. *(a)                                     102,400   5,650,432
WellPoint, Inc. *                                           160,800  13,040,880
                                                                    -----------
                                                                     18,691,312
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
Las Vegas Sands Corp. *                                      93,790   8,123,152
Panera Bread Co. *(a)                                        77,740   4,591,324
                                                                    -----------
                                                                     12,714,476
                                                                    -----------
HOUSEHOLD PRODUCTS -- 3.1%
Procter & Gamble Co. (The)                                  308,830  19,505,703
Reckitt Benckiser Plc                                       256,830  13,388,487
                                                                    -----------
                                                                     32,894,190
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 0.7%
General Electric Co.                                        207,660   7,342,858
                                                                    -----------
INSURANCE -- 2.2%
American International Group, Inc.                          231,630  15,570,169
Hartford Financial Services Group, Inc. (The)                84,180   8,045,924
                                                                    -----------
                                                                     23,616,093
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 7.3%
eBay, Inc. *                                                628,000  20,818,200
F5 Networks, Inc. *                                          92,400   6,161,232
Google, Inc. - Class A *                                     69,790  31,974,987
Yahoo!, Inc. *                                              648,270  20,284,368
                                                                    -----------
                                                                     79,238,787
                                                                    -----------
IT CONSULTING & SERVICES -- 2.7%
Affiliated Computer Services, Inc. - Class A *(a)           331,060  19,492,813
Cognizant Technology Solutions Corp. - Class A *            106,250   9,378,687
                                                                    -----------
                                                                     28,871,500
                                                                    -----------
MEDIA -- 1.0%
Comcast Corp. - Special - Class A *                         439,115  11,184,259
                                                                    -----------
OIL & GAS -- 4.1%
Halliburton Co. (a)                                         247,920   7,868,981
Occidental Petroleum Corp.                                  237,840  11,727,890
Smith International, Inc. (a)                               317,520  15,256,836
XTO Energy, Inc.                                            174,250   9,550,643
                                                                    -----------
                                                                     44,404,350
                                                                    -----------
PHARMACEUTICALS -- 7.4%
Allergan, Inc.                                               64,770   7,177,811
Celgene Corp. *(a)                                          145,080   7,610,897
Covance, Inc. *                                             147,170   8,733,068
Genentech, Inc. *                                           133,020  10,923,602
Medco Health Solutions, Inc. *(a)                           151,840  11,012,955
Novartis AG                                                 275,264  15,068,468
Roche Holdings AG                                            87,470  15,528,391

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES      VALUE
--------------------                                     ------- --------------
Shionogi & Co., Ltd.                                     238,000 $    4,299,672
                                                                 --------------
                                                                     80,354,864
                                                                 --------------
REAL ESTATE -- 0.6%
CB Richard Ellis Group, Inc. - Class A *                 177,770      6,076,179
                                                                 --------------
RETAIL - MULTILINE -- 4.1%
Costco Wholesale Corp.                                   108,930      5,864,791
CVS Corp.                                                110,540      3,773,836
J.C. Penney Co., Inc.                                    159,040     13,066,726
Kohl's Corp. *                                           111,670      8,555,039
Target Corp.                                             210,540     12,476,600
                                                                 --------------
                                                                     43,736,992
                                                                 --------------
RETAIL - SPECIALTY -- 3.8%
Best Buy Co., Inc.                                       154,620      7,533,086
Staples, Inc.                                            548,320     14,168,589
Starbucks Corp. *                                        251,680      7,892,685
Tiffany & Co.                                            113,460      5,160,161
TJX Cos., Inc. (The)                                     236,080      6,364,717
                                                                 --------------
                                                                     41,119,238
                                                                 --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.7%
Advanced Micro Devices, Inc. *(a)                        361,630      4,722,888
ASML Holding N.V. *(a)                                   236,700      5,858,325
Microchip Technology, Inc.                               248,220      8,819,257
SiRF Technology Holdings, Inc. *(a)                      154,870      4,299,191
Texas Instruments, Inc.                                  187,190      5,634,419
                                                                 --------------
                                                                     29,334,080
                                                                 --------------
SOFTWARE -- 4.6%
Adobe Systems, Inc. *                                    355,020     14,804,334
Autodesk, Inc. *                                         268,510     10,095,976
Electronic Arts, Inc. *                                  136,030      6,850,471
Microsoft Corp.                                          370,830     10,335,032
Red Hat, Inc. *(a)                                       320,990      7,360,301
                                                                 --------------
                                                                     49,446,114
                                                                 --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.6%
Amdocs, Ltd. *                                           328,770     11,993,530
Corning, Inc. *                                          825,930     18,781,648
Telefonaktiebolaget LM Ericsson (ADR)                    304,700     11,301,323
XM Satellite Radio Holdings, Inc. - Class A *(a)         625,910      8,086,757
                                                                 --------------
                                                                     50,163,258
                                                                 --------------
TELECOMMUNICATION SERVICES - WIRELESS -- 3.0%
America Movil S.A. de C.V. (ADR)                         165,400      7,904,466
American Tower Corp. - Class A *                         272,260     10,604,527
Crown Castle International Corp. *(a)                    203,450      6,536,848
NII Holdings, Inc. *                                      97,400      7,225,132
                                                                 --------------
                                                                     32,270,973
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
Polo Ralph Lauren Corp.                                  133,720     11,787,418
                                                                 --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
Fastenal Co. (a)                                         192,020      6,730,301
                                                                 --------------
Total Common Stocks (Cost $914,429,750)                           1,059,542,613
                                                                 --------------

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                               PAR AMOUNT       VALUE
 --------------------                               ----------- --------------
 SHORT-TERM INVESTMENT -- 2.1%
 State Street Bank & Trust Co., Repurchase
   Agreement dated 03/30/07 at 3.4000% to be
   repurchased at $16,483,390 on 04/02/07
   collateralized by $17,010,000 FHLB at 4.375%
   due 09/17/10 with a value of $16,808,295.        $16,478,721 $   16,478,721
 State Street Bank & Trust Co., Repurchase
   Agreement dated 03/30/07 at 3.4000% to be
   repurchased at $5,672,886 on 04/02/07
   collateralized by $5,700,000 FHLB at 5.125% due
   06/18/08 with a value of $5,785,500.               5,671,279      5,671,279
                                                                --------------
 Total Short-Term Investment
   (Cost $22,150,000)                                               22,150,000
                                                                --------------
 TOTAL INVESTMENTS -- 100.2% (Cost $936,579,750#)                1,081,692,613
                                                                --------------
 Other Assets and Liabilities (net) -- (0.2)%                       (1,640,723)
                                                                --------------
 TOTAL NET ASSETS -- 100.0%                                     $1,080,051,890
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $159,729,208 and $14,616,345 respectively, resulting in a net unrealized appreciation of $145,112,863.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $84,315,413 and the collateral received consisted of cash in the amount of $86,418,377.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

                                                             PAR
SECURITY DESCRIPTION                                        AMOUNT     VALUE
--------------------                                      ---------- ----------
MUNICIPALS -- 0.2%
Badger Tobacco Asset Securitization Corp. 6.375%, due
  06/01/32                                                $1,000,000 $1,088,260
California County Tob Securitization Agency 5.625%, due
  06/01/23                                                   175,000    176,556
New York City Municipal Water Finance Authority 4.750%,
  due 06/15/38                                               300,000    307,398
Tobacco Settlement Financing Corp. 6.000%, due 06/01/23    1,000,000  1,065,930
Tobacco Settlement Revenue Management 6.375%, due
  05/15/28                                                   200,000    214,426
                                                                     ----------
Total Municipals
  (Cost $2,517,293)                                                   2,852,570
                                                                     ----------
DOMESTIC BONDS & DEBT SECURITIES -- 26.3%

ASSET-BACKED SECURITIES -- 7.5%
Aames Mortgage Investment Trust 5.380%, due 04/25/36 +       100,274    100,348
Accredited Mortgage Loan Trust 5.480%, due 09/25/35 +        400,000    400,321
Ace Securities Corp.
   5.430%, due 10/25/35 +                                    828,756    829,350
   5.370%, due 07/25/36-12/25/36 +                         1,001,156  1,002,279
Alternative Loan Trust 5.390%, due 07/25/46 +                609,631    609,949
American Home Mortgage Investment Trust 5.470%, due
  09/25/35 +                                                 154,960    155,064
Argent Securities, Inc.
   5.400%, due 03/25/36 +                                    533,615    533,615
   5.390%, due 04/25/36 +                                    590,717    590,625
   5.370%, due 10/25/36 +                                  1,072,175  1,071,841
Arkle Master Issuer Plc 5.300%, due 11/19/07 (144A) +(a)   1,300,000  1,300,407
Asset Backed Funding Certificates
   5.670%, due 06/25/34 +                                  1,432,671  1,436,525
   5.380%, due 11/25/36 +                                    148,417    148,370
Asset Backed Securities Corp. Home Equity
   5.370%, due 11/25/36 +                                    130,511    130,592
   5.370%, due 12/25/36                                    3,927,401  3,924,947
Bank One Issuance Trust 5.430%, due 12/15/10 +               700,000    701,371
Bear Stearns Asset Backed Securities, Inc.
   5.650%, due 10/25/32-01/25/36 +                           220,922    221,173
   5.520%, due 09/25/34 +                                    532,561    533,148
   5.400%, due 12/25/35 +                                    183,209    183,209
   5.410%, due 04/25/36 +                                    358,351    358,591
   5.370%, due 11/25/36 +                                    170,998    170,918
Capital One Auto Finance Trust 5.340%, due 12/14/07          575,022    574,933
Carrington Mortgage Loan Trust 5.640%, due 10/25/35 +      2,300,000  2,305,465
Centex Home Equity Loan Trust 5.370%, due 06/25/36 +       1,825,616  1,826,753
Chase Credit Card Master Trust
   5.420%, due 10/15/09 +                                    400,000    400,351
   5.440%, due 02/15/10 +                                    300,000    300,234
   5.430%, due 10/15/10-02/15/11 +                         1,700,000  1,703,147
Chase Issuance Trust 5.330%, due 12/15/10 +                  400,000    400,372
Citibank Credit Card Issuance Trust 5.460%, due
  01/15/10 +                                                 500,000    500,815
Citigroup Mortgage Loan Trust, Inc.
   4.700%, due 12/25/35 +                                  3,909,358  3,867,636
   4.900%, due 12/25/35 +                                    235,832    235,008
   5.400%, due 12/25/35 +                                    757,218    757,100
   5.370%, due 11/25/36 +                                    434,755    435,255
Countrywide Asset-Backed Certificates
   5.510%, due 01/25/36 +                                    462,879    463,203
   5.390%, due 07/25/36-09/25/36 +                         1,012,499  1,013,233
   5.450%, due 07/25/36 +                                    375,382    375,382
   5.370%, due 01/25/37-05/25/37 +                         2,752,010  2,753,774
   5.400%, due 06/25/37 +                                  3,262,035  3,260,505
   5.350%, due 01/25/46 +                                  1,501,230  1,500,058

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                             PAR
SECURITY DESCRIPTION                                        AMOUNT     VALUE
--------------------                                      ---------- ----------
   5.380%, due 09/25/46 +                                 $  538,318 $  538,150
   5.430%, due 10/25/46 +                                  1,256,914  1,256,718
Equity One ABS, Inc. 5.620%, due 04/25/34 +                  121,664    122,003
FBR Securitization Trust 5.440%, due 10/25/35 +               35,179     35,179
Fremont Home Loan Trust
   5.490%, due 01/25/36 +                                    250,911    251,119
   5.370%, due 10/25/36 +                                    155,729    155,744
   5.380%, due 01/25/37 +                                    623,878    623,488
GSAMP Mortgage Securities Corp. 5.430%, due 11/25/35 +       511,334    511,690
GSAMP Trust
   5.610%, due 03/25/34 +                                    330,117    330,690
   5.360%, due 10/25/36 +                                    243,452    243,570
   5.390%, due 10/25/36 +                                    202,657    202,625
   5.420%, due 01/25/47 +                                  1,250,934  1,250,543
Home Equity Asset Trust
   5.430%, due 02/25/36 +                                    272,449    272,659
   5.400%, due 05/25/36 +                                    495,107    494,720
Honda Auto Receivables Owner Trust 5.342%, due 11/15/07 688,373 688,373 HSI Asset Securitization Corp. Trust 5.370%, due
  10/25/36 +                                                 263,979    263,195
Hyundai Auto Receivables Trust 5.348%, due 11/15/07          167,376    167,474
Impac Secured Assets Corp. 5.400%, due 01/25/37 +            417,853    417,829
Indymac Residential Asset Backed Trust
   5.420%, due 03/25/36 +                                    424,004    424,306
   5.370%, due 11/25/36 +                                    460,068    459,852
JPMorgan Mortgage Acquisition Corp.
   5.390%, due 05/25/35-11/25/36 +                           296,362    296,712
   5.530%, due 06/25/35 +                                     57,966     58,068
   5.370%, due 07/25/36-08/25/36 +                         1,442,948  1,444,025
   5.360%, due 08/25/36 +                                    205,575    205,718
Long Beach Mortgage Loan Trust
   5.520%, due 11/25/34 +                                     73,071     73,126
   5.500%, due 08/25/35 +                                    280,339    280,509
   5.400%, due 02/25/36 +                                    264,156    264,115
   5.390%, due 03/25/36 +                                    142,604    142,707
   5.380%, due 04/25/36 +                                    147,457    147,569
   5.350%, due 06/25/36 +                                     95,985     96,054
   5.360%, due 11/25/36 +                                    169,708    169,906
Master Asset Backed Securities Trust 5.380%, due
  10/25/36 +                                                  66,914     66,893
MBNA Credit Card Master Note Trust 5.420%, due 12/15/11 + 100,000 100,302 Merrill Lynch Floating Trust 5.390%, due 06/15/22 (144
  A) +(a)                                                    266,854    267,021
Merrill Lynch Mortgage Investors Trust
   5.477%, due 06/25/36 +                                    270,693    270,815
   5.400%, due 01/25/37 +                                    183,663    183,663
   5.370%, due 05/25/37 +                                    811,322    810,562
   5.350%, due 06/25/37 +                                    379,858    380,112
   5.380%, due 10/25/37 +                                    688,157    688,585
Merrill Lynch Mortgage Investors, Inc. 5.390%, due
  08/25/36 +                                               4,173,030  4,171,072
Morgan Stanley ABS Capital I
   5.350%, due 06/25/36 +                                     50,275     50,306
   5.360%, due 06/25/36-10/25/36 +                         3,752,811  3,750,601
   5.370%, due 09/25/36-11/25/36 +                         4,474,758  4,478,962
Morgan Stanley IXIS Real Estate Capital Trust 5.370%,
  due 11/25/36 +                                             165,682    165,578
Nelnet Student Loan Trust
   5.320%, due 10/27/14 +                                    189,316    189,316
   5.450%, due 07/25/16-10/25/16 +                         1,101,480  1,102,845
New Century Home Equity Loan Trust 5.440%, due 10/25/35 + 16,433 16,440 Newcastle Mortgage Securities Trust 5.390%, due
  03/25/36 +                                                 296,106    296,328
Nissan Auto Lease Trust 5.347%, due 12/14/07                 200,423    200,423
Nomura Asset Acceptance Corp. 5.460%, due 01/25/36
  (144A) +(a)                                                400,193    400,474

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT      VALUE
--------------------                                    ---------- ------------
Nomura Home Equity Loan, Inc. 5.400%, due 02/25/36 +    $   89,130 $     89,201
Option One Mortgage Loan Trust
   5.420%, due 11/25/35 +                                  306,006      306,229
   5.370%, due 07/25/36-01/25/37 +                       3,757,887    3,759,947
   5.360%, due 02/25/37 +                                   83,429       83,390
Park Place Securities, Inc. 5.580%, due 09/25/35 +          71,001       71,129
Phoenix Quake Wind, Ltd. 7.810%, due 07/03/08
  (144A) +,(b)                                           1,500,000    1,506,690
Residential Asset Mortgage Products, Inc.
   5.400%, due 01/25/36 +                                  207,235      207,202
   5.390%, due 11/25/36 +                                  288,127      288,306
Residential Asset Securities Corp.
   5.420%, due 10/25/35 +                                  279,497      279,690
   5.390%, due 04/25/36-11/25/36 +                       2,309,245    2,310,506
   5.140%, due 06/25/36 +                                1,790,377    1,791,574
   5.360%, due 06/25/36 +                                1,155,018    1,154,476
Securitized Asset Backed Receivables LLC Trust
   5.390%, due 10/25/35 +                                  175,751      175,724
   5.370%, due 09/25/36 +                                  234,604      234,717
SLM Student Loan Trust
   5.340%, due 04/25/12 +                                  445,477      445,407
   5.330%, due 10/25/12-07/25/13 +                       1,897,524    1,897,087
   5.326%, due 04/25/14                                  6,600,000    6,598,970
Small Business Administration 4.504%, due 02/01/14       2,013,777    1,957,967
Soundview Home Equity Loan Trust
   5.550%, due 06/25/35 +                                  263,948      264,187
   5.370%, due 10/25/36 +                                  988,820      988,511
   5.420%, due 10/25/36 +                                  323,576      323,525
   5.380%, due 11/25/36 (144A)+(a)                         538,762      538,341
   5.400%, due 01/25/37 +                                1,744,233    1,745,050
Soundview Home Loan Trust
   5.390%, due 02/25/36-03/25/36 +                         139,905      139,905
   4.9 10%, due 04/25/36 +                                  25,218       25,218
   5.350%, due 07/25/36 +                                1,048,538    1,048,374
Specialty Underwriting & Residential Finance
   5.350%, due 06/25/37 +                                  134,494      134,585
   5.365%, due 11/25/37 +                                   83,510       83,458
Structured Asset Investment Loan Trust
   5.410%, due 07/25/35 +                                   12,743       12,750
   5.370%, due 07/25/36 +                                  128,303      128,212
Structured Asset Securities Corp.
   4.900%, due 04/25/35 +                                1,395,728    1,350,626
   5.334%, due 10/25/35 (144A)(a)                          741,445      738,850
   5.400%, due 11/25/35 +                                  292,638      292,863
   5.450%, due 12/25/35 (144A) +(a)                        908,087      908,753
   5.370%, due 05/25/36-10/25/36 +                       1,299,557    1,301,033
Triad Auto Receivables Owner Trust 5.341%, due 11/13/07 176,989 176,961 Truman Capital Mortgage Loan Trust 5.660%, due
  01/25/34 (144A) + (a)                                     41,204       41,236
USAA Auto Owner Trust 5.030%, due 11/17/08                 295,575      295,391
Wachovia Auto Owner Trust
   5.358%, due 11/09/07 (144A)(a)                           68,515       68,557
   4.820%, due 02/20/09                                  2,697,934    2,695,406
Washington Mutual, Inc.
   5.610%, due 08/25/45 +                                  153,814      153,935
   5.858%, due 07/25/46 +                                2,229,699    2,240,898
                                                                   ------------
                                                                    105,409,438
                                                                   ------------
AUTOMOBILES -- 0.2%
Daimlerchrysler NA Holding Corp.
   5.690%, due 03/13/09 +                                2,900,000    2,901,284
                                                                   ------------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT       VALUE
--------------------                                    ----------- -----------
AUTOMOTIVE LOANS -- 0.4%
Ford Motor Credit Co. 7.250%, due 10/25/11              $ 6,200,000 $ 6,031,527
                                                                    -----------
BANKS -- 4.1%
Abbey National Treasury Services PLC 5.270%, due
  07/02/08 +                                              1,500,000   1,500,573
American Express Centurion Bank 5.320%, due 05/07/08 +      500,000     500,013
Bank of America Corp. 5.370%, due 11/06/09 +                900,000     899,852
Bank of America NA 5.360%, due 07/25/08 +                 2,800,000   2,801,064
Bank of Ireland
   5.375%, due 12/19/08 +                                12,400,000  12,409,436
   5.415%, due 12/18/09 +                                 1,100,000   1,101,077
Charter One Bank NA 5.410%, due 04/24/09 +                8,000,000   8,003,872
Commonwealth Bank of Australia 5.360%, due 06/08/09
  (144A) +(a)                                               400,000     400,346
DnB NORBank ASA 5.430%, due 10/13/09 (144A) +(a)          1,200,000   1,200,662
Export-Import Bank of Korea 5.580%, due 10/04/11
  (144A) +(a)                                             1,600,000   1,601,882
HBOS Treasury Services Plc 5.460%, due 10/01/07           2,000,000   2,000,920
Royal Bank of Scotland Plc 5.410%, due 07/21/08
  (144A) +(a)                                               400,000     400,417
Santander US Debt SA Unipersonal
   5.375%, due 09/21/07 (144A) +(a)                         400,000     400,290
   5.425%, due 09/19/08 (144A) +(a)                         500,000     500,919
Skandinaviska Enskilda Banken AB/New York 5.350%, due
  02/13/09 +                                              6,600,000   6,603,670
Societe Generale/New York 5.258%, due 06/11/07 +          1,100,000   1,100,038
Unicredit Luxembourg Finance SA 5.410%, due 10/24/08
  (144A) +(a)                                             1,700,000   1,701,028
Unicredito Italiano/New York 5.360%, due 05/29/08 +       4,000,000   4,001,996
Wachovia Bank National Association
   5.360%, due 02/23/09 +                                 6,700,000   6,697,380
   5.418%, due 12/02/10 +                                 2,300,000   2,301,440
World Savings Bank FSB
   5.415%, due 06/20/08 +                                   300,000     300,268
   5.473%, due 03/02/09 +                                   300,000     300,970
   5.400%, due 05/08/09 +                                   400,000     400,085
                                                                    -----------
                                                                     57,128,198
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.3%
Banc of America Funding Corp. 4.620%, due 02/20/36 +      3,050,471   3,056,771
Banc of America Mortgage Securities 6.500%, due
  09/25/33                                                  253,699     256,554
Bear Stearns ALT-A Trust 5.480%, due 02/25/34 +             860,754     861,414
Bear Steams Commercial Mortgage Securities 6.440%, due
  06/16/30                                                  700,000     706,563
Bear Stearns Mortgage Funding Trust 5.390%, due
  02/25/37 +                                              5,249,718   5,248,334
Citigroup Commercial Mortgage Trust 5.390%, due
  08/15/21 (144A) +,(a)                                     725,109     725,567
Commercial Mortgage Pass Through Certificates 6.455%,
  due 05/15/32                                              675,028     682,919
Countrywide Alternative Loan Trust
   5.600%, due 12/25/35 +                                   117,060     117,373
   5.400%, due 09/20/46 +                                   864,056     863,662
   5.500%, due 02/20/47-05/05/47 +                        2,029,898   2,027,099
Countrywide Home Loans
   3.789%, due 11/19/33 +                                   262,275     254,183
   5.610%, due 04/25/35 +                                 2,861,389   2,868,009
   5.660%, due 06/25/35 (144A)+(a)                          659,949     658,691
Credit Suisse First Boston Mortgage Securities Corp.
  4.938%, due 12/15/40                                      905,818     902,596
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
  5.420%, due 10/25/36 +                                  1,246,789   1,248,153
First Franklin Mortgage Loan Asset Backed Certificates
   5.460%, due 05/25/35 +                                   109,179     109,258
   5.410%, due 01/25/36 +                                 1,119,026   1,119,920
   5.370%, due 11/25/36-12/25/36 +                        2,643,519   2,646,670
   5.360%, due 01/25/38 +                                 1,801,118   1,803,462
First Horizon Pass Trust Mortgage 4.749%, due 06/25/34
  +                                                         878,461     877,341
GE Capital Commercial Mortgage Corp. 4.229%, due
  12/10/37                                                6,692,199   6,584,379
Greenpoint Mortgage Funding Trust
   5.540%, due 06/25/45 +                                 1,469,024   1,470,764

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT       VALUE
--------------------                                    ----------- -----------
   5.590%, due 11/25/45 +                               $   736,500 $   738,055
   5.400%, due 10/25/46 +                                   760,824     761,406
GS Mortgage Security Corp. 4.539%, due 09/25/35 +         2,094,676   2,074,214
Harborview Mortgage Loan Trust
   5.540%, due 05/19/35 +                                   339,861     340,498
   5.410%, due 01/19/38 +                                   526,946     527,684
Indymac Index Mortgage Loan Trust 5.410%, due 11/25/46
  +                                                       1,131,606   1,134,203
JPMorgan Mortgage Trust 5.012%, due 07/25/35              1,470,439   1,462,222
Lehman XS Trust
   5.400%, due 04/25/46-11/25/46 +                        4,101,141   4,100,750
   5.390%, due 05/25/46 +                                   624,907     624,712
Master Adjustable Rate Mortgages Trust 3.787%, due
  11/21/34 +                                                600,000     590,107
Mellon Residential Funding Corp.
   5.760%, due 12/15/301 +                                  243,621     244,661
   5.670%, due 11/15/31 +                                 1,189,250   1,191,965
Merrill Lynch Mortgage Investors Trust 5.390%, due
  07/25/37 +                                                747,554     746,853
Mystic Re, Ltd. 14.360%, due 12/05/08 (144A) +(b)           700,000     705,250
Residential Accredit Loans, Inc.
   5.620%, due 08/25/35 +                                   459,864     460,734
   6.243%, due 09/25/45 +                                   486,065     489,864
Securitized Asset Sales, Inc. 7.614%, due 11/26/23           11,715      11,678
Sequoia Mortgage Trust 5.670%, due 10/19/26 +               508,214     508,530
SG Mortgage Securities Trust 4.479%, due 09/25/35 +          92,484      92,533
Small Business Administration Participation
  Certificates 4.880%, due 11/01/24                       4,644,304   4,585,970
Structured Adjustable Rate Mortgage Loan Trust
   4.580%, due 02/25/34                                     693,756     695,992
   6.333%, due 01/25/35 +                                   420,303     422,003
Structured Asset Mortgage Investments II 5.510%, due
  06/25/36 +                                                391,495     391,426
Structured Asset Mortgage Investments, Inc. 5.390%,
  due 08/25/36 +                                            881,610     881,368
TBW Mortgage Backed Pass Through Certificates
   5.420%, due 09/25/36 +                                   181,547     181,739
   5.430%, due 01/25/37 +                                 1,383,900   1,385,672
Thornburg Mortgage Securities Trust
   5.430%, due 04/25/36 +                                    92,836      93,007
   5.440%, due 08/25/36 +                                 2,378,945   2,376,744
Wachovia Bank Commercial Mortgage Trust 5.410%, due
  09/15/21 (144A) +(a)                                    3,688,738   3,690,305
Washington Mutual
   6.083%, due 11/25/42 +                                   159,076     159,870
   5.610%, due 10/25/45 +                                 4,006,125   4,014,358
   5.580%, due 11/25/45 +                                   576,141     578,261
   5.883%, due 02/25/46 +                                   633,598     635,381
   5.858%, due 11/25/46 +                                   391,276     394,054
   5.743%, due 12/25/46 +                                   265,509     266,256
Wells Fargo Mortgage Backed Securities Trust
   3.539%, due 09/25/34 +                                   542,456     529,837
   4.110%, due 06/25/35 +                                 1,007,611   1,001,956
                                                                    -----------
                                                                     74,179,800
                                                                    -----------
ELECTRIC -- 0.1%
Nisource Finance Corp. 5.930%, due 11/23/09 +               800,000     801,382
                                                                    -----------
ELECTRIC UTILITIES -- 0.0%
Mission Energy Holding Co. 13.500%, due 07/15/08            500,000     547,500
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 5.3%
American Express Credit Corp. 5.380%, due 03/02/09 +      1,800,000   1,802,457
ASIF Global Financing XXVIII 5.400%, due 05/03/07
  (144A) + (a)                                            1,300,000   1,300,122
Atlas Reinsurance Plc 7.717%, due 01/10/10
  (144A) (b) (e)                                         11,500,000  15,641,571
CIO Capital SPV, Ltd. 6.722%, due 12/01/49 (144A) (a)       600,000     590,527
Calabash Re II, Ltd. 13.746%, due 01/08/10 (144A) + (b)     400,000     410,580

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT       VALUE
--------------------                                    ----------- -----------
Citigroup, Inc.
   5.410%, due 05/02/08 +                               $   900,000 $   901,130
   5.406%, due 12/26/08 +                                 1,300,000   1,301,006
   5.400%, due 01/30/09 +                                   900,000     900,475
   5.393%, due 12/28/09 +                                 6,300,000   6,300,788
General Electric Capital Corp.
   5.388%, due 03/04/08 +                                 3,300,000   3,303,854
   5.360%, due 10/24/08 +                                   800,000     800,366
   5.396%, due 12/12/08 +                                   800,000     800,751
   5.390%, due 10/26/09 +                                 1,000,000     999,817
Goldman Sachs Group, Inc.
   5.455%, due 12/22/08 +                                 3,800,000   3,805,959
   5.406%, due 12/23/08 +                                 6,200,000   6,200,075
   5.663%, due 06/28/10 +                                 4,400,000   4,425,925
HSBC Finance Corp.
   5.360%, due 05/21/08 +                                 1,400,000   1,400,946
   5.420%, due 10/21/09 +                                 2,100,000   2,100,746
JPMorgan Chase & Co. 5.370%, due 06/26/09 +                 700,000     700,039
Lehman Brothers Holdings, Inc.
   5.370%, due 11/24/08 +                                   300,000     300,082
   5.415%, due 12/23/08 +                                 6,300,000   6,301,153
Merrill Lynch & Co., Inc.
   5.400%, due 10/23/08 +                                 2,500,000   2,500,405
   5.395%, due 12/22/08 +                                 4,100,000   4,099,746
Morgan Stanley
   5.360%, due 11/21/08 +                                 1,100,000   1,099,905
   5.600%, due 01/22/09                                     300,000     300,252
   5.470%, due 02/09/09 +                                 2,100,000   2,102,764
Rabobank Nederland 5.380%, due 01/15/09 (144A) + (a)        800,000     800,670
Redwood Capital IX, Ltd.
   11.614%, due 01/09/08 (144A)+,(b)                      1,400,000   1,414,140
   13.114%, due 01/09/08 (144A)+,(b)                        500,000     505,100
Vita Capital III, Ltd. 6.486%, due 01/01/12
  (144A) + (b)                                              800,000     801,160
                                                                    -----------
                                                                     73,912,511
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
HCA, Inc. 5.696%, due 11/14/13 (a)                        6,300,000   6,359,623
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Harrah's Operation Co., Inc. 7.500%, due 01/15/09           400,000     413,181
Starwood Hotels & Resorts Worldwide, Inc. 7.375%, due
  05/01/07                                                2,200,000   2,201,740
                                                                    -----------
                                                                      2,614,921
                                                                    -----------
INSURANCE -- 0.7%
American International Group, Inc. 5.365%, due
  06/23/08 (144A) + (a)                                   6,200,000   6,200,545
Foundation Re II, Ltd. 12.110%, due 11/26/10
  (144A) + (b)                                            1,000,000   1,018,100
Residential Reinsurance 11.310%, due 06/08/07
  (144A) + (b)                                            1,600,000   1,600,640
Shackleton Re, Ltd. 13.360%, due 02/07/08 (144A) +(b)     1,000,000   1,016,400
                                                                    -----------
                                                                      9,835,685
                                                                    -----------
MEDIA -- 0.5%
Echostar DBS Corp. 7.000%, due 10/01/13                   6,200,000   6,417,000
                                                                    -----------
RETAIL - MULTILINE -- 0.2%
Wal-Mart Stores, Inc. 5.265%, due 06/16/08 +              3,600,000   3,598,733
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.3%
America Movil S.A. de C.V. 5.466%, due 06/27/08
  (144A) +(a)                                             6,200,000   6,207,750
AT&T, Inc. 5.460%, due 02/05/10 +                        12,300,000  12,317,367
                                                                    -----------
                                                                     18,525,117
                                                                    -----------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
--------------------                                  ------------ ------------
UTILITIES -- 0.1%
TXU Electric Delivery Co. 5.725%, due 09/16/08
  (144A) +,(a)                                        $  2,000,000 $  2,000,530
                                                                   ------------
Total Domestic Bonds & Debt Securities (Cost
  $369,285,454)                                                     370,263,249
                                                                   ------------
FOREIGN BONDS & DEBT SECURITIES -- 9.4%

BRAZIL -- 0.1%
Federal Republic of Brazil 8.000%, due 01/15/18            733,000      829,756
                                                                   ------------
CANADA -- 0.1%
Government of Canada 3.000%, due 12/01/36                  637,878      710,966
                                                                   ------------
CAYMAN ISLANDS -- 0.1 %
Atlantic & Western, Ltd. 11.610%, due 01/09/09
  (144A) + (b)                                           1,200,000    1,221,432
                                                                   ------------
FRANCE -- 6.3%
Federal Republic of France Treasury Bill
   0.079%, due 05/31/07 (d) (e)                         32,480,000   43,159,901
   3.649%, due 06/14/07 (d) (e)                         25,920,000   34,384,986
Government of France 3.000%, due 07/25/12                7,708,750   10,933,425
                                                                   ------------
                                                                     88,478,312
                                                                   ------------
GERMANY -- 2.3%
Federal Republic of Germany Treasury Bill 3.637%,
  due 06/13/07 (d) (e)                                  24,400,000   32,388,648
                                                                   ------------
ITALY -- 0.1%
Unicredito Italiano S.p.A. 5.358%, due 05/06/08          1,400,000    1,399,553
                                                                   ------------
UNITED KINGDOM -- 0.4%
United Kingdom Gilt Inflation Linked 2.500%, due
  05/20/09 (f)                                           1,300,000    6,522,980
                                                                   ------------
Total Foreign Bonds & Debt Securities (Cost
  $130,960,103)                                                     131,551,647
                                                                   ------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 109.7%
Federal Home Loan Mortgage Corp.
   4.500%, due 05/15/17                                    514,837      507,100
   5.000%, due 02/15/20                                  6,103,801    6,077,267
   4.000%, due 03/15/23-10/15/23                         1,024,001    1,011,575
   5.670%, due 12/15/30 +                                  463,214      464,994
   5.580%, due 08/25/31 +                                  190,503      191,449
   4.555%, due 01/01/34 +                                  658,933      657,049
   6.083%, due 10/25/44-02/25/45 +                      17,578,193   17,716,124
Federal National Mortgage Assoc.
   5.500%, due 06/01/34-06/01/36                        13,832,212   13,705,772
   5.470%, due 08/25/34 +                                  694,791      695,535
   4.190%, due 11/01/34 +                                6,245,607    6,216,087
   4.689%, due 01/01/35 +                                  595,962      592,639
   4.675%, due 05/25/35 +                                2,700,000    2,678,079
   6.000%, due 05/01/36-01/01/37                        21,038,284   21,201,207
   5.380%, due 12/25/36 +                                  622,827      622,584
   5.670%, due 05/25/42 +                                  286,313      287,376
   5.950%, due 02/25/44                                  1,096,167    1,095,766
   6.083%, due 03/01/44-09/01/44 +                       8,796,938    8,911,864
   5.500%, due TBA(c)                                    7,700,000    7,620,598
U.S. Treasury Bond 6.625%, due 02/15/27                  1,500,000    1,819,923
U.S. Treasury Inflation Index Bond
   2.375%, due 04/15/11-01/15/27                       352,963,333  356,491,333
   2.000%, due 01/15/26                                 71,195,105   67,685,471
   3.625%, due 04/15/28                                 57,573,806   70,098,412
   3.875%, due 04/15/29                                 77,113,233   97,909,747
   3.375%, due 04/15/32                                  2,749,104    3,352,835
U.S. Treasury Inflation Index Note

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        PAR
SECURITY DESCRIPTION                                   AMOUNT        VALUE
--------------------                                ------------ --------------
   3.500%, due 01/15/11                             $ 56,764,314 $   59,950,665
   3.375%, due 01/15/12                                  801,528        850,590
   3.000%, due 07/15/12                               97,927,280    102,678,320
   1.875%, due 07/15/13-07/15/15                     154,308,455    151,124,271
   2.000%, due 01/15/14-01/15/16                     224,453,245    222,072,569
   3.625%, due 01/15/08                               47,815,020     48,560,265
   3.875%, due 01/15/09                               49,705,153     51,536,092
   4.250%, due 01/15/10                               31,716,562     33,737,256
   0.875%, due 04/15/10                              146,577,264    141,773,487
   2.500%, due 07/15/16                               14,497,488     14,880,889
   1.625%, due 01/15/15                               17,675,680     16,974,185
U.S. Treasury Note
   4.500%, due 02/28/11                                1,200,000      1,198,735
   4.875%, due 04/30/11                                9,200,000      9,313,565
                                                                 --------------
Total U. S. Government & Agency Obligations
  (Cost $1,546,439,304)                                           1,542,261,675
                                                                 --------------
OPTIONS -- 0.0%
Eurodollar Puts, Expire 06/16/08                         480,000          1,824
Swiss Franc Calls, Expire 09/26/07                     7,000,000         15,122
TIPS Puts, Expire 07/03/07                            81,000,000         18,984
U S Treasury Future Option Calls, Expire 05/25/07        870,000         13,594
U S Treasury Future Option Puts, Expire 05/25/07         410,000          6,408
                                                                 --------------
Total Options (Cost $245,816)                                            55,932
                                                                 --------------
SHORT - TERM INVESTMENTS -- 57.2%

COMMERCIAL PAPER -- 55.6%
Abbey National North America LLC
   5.200%, due 04/02/07                               32,900,000     32,895,248
   5.230%, due 05/21/07                                  300,000        297,821
   5.225%, due 06/08/07                                  100,000         98,316
   5.220%, due 06/11/07                                1,200,000      1,187,646
Bank of Ireland 5.235%, due 05/08/07 (144A) (a)        4,300,000      4,276,864
Bankamerica Corp.
   5.200%, due 04/02/07-07/24/07                      35,500,000     35,399,264
   5.230%, due 06/15/07                                2,500,000      2,472,760
Barclays Plc
   5.240%, due 05/14/07                               34,600,000     34,383,443
   5.215%, due 06/07/07                                4,000,000      3,961,177
   5.225%, due 06/29/07                                4,100,000      4,047,039
BNP Paribas Finance, Inc. 5.212%, due 06/06/07        36,400,000     36,052,186
BNP Paribas New York 5.260%, due 07/03/08              5,000,000      4,997,540
Calyon North America I
   5.235%, due 05/16/07                               10,700,000     10,629,982
   5.230%, due 05/22/07                               29,900,000     29,678,466
CBA (Delaware) Finance 5.235%, due 05/21/07            6,100,000      6,055,648
Danske Corp. 5.250%, due 04/11/07 (144A) (a)          41,800,000     41,739,042
Dexia Delaware LLC
   5.235%, due 05/08/07                               60,500,000     60,174,485
   5.270%, due 09/29/08                                4,800,000      4,797,207
DNB Nor Bank ASA
   5.240%, due 04/13/07                               12,500,000     12,478,167
   5.220%, due 06/13/07                               14,500,000     14,346,518
DNB North Bank ASA 5.175%, due 07/11/07               12,600,000     12,417,064
Fortis Bank
   5.625%, due 04/28/08                                2,700,000      2,698,717
   5.265%, due 06/30/08-09/30/08                       6,200,000      6,196,446
General Electric Capital Corp.
   5.210%, due 06/06/07                                2,400,000      2,377,076
   5.220%, due 06/08/07                               21,200,000     20,990,968

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
--------------------                                  ------------ ------------
   5.200%, due 07/30/07                               $ 12,600,000 $ 12,381,600
HBOS Treasury Services Plc 5.225%, due 06/15/07-
  06/22/07                                                 900,000      889,899
ING U.S. LLC
   5.210%, due 06/06/07                                  7,800,000    7,725,497
   5.220%, due 06/13/07-06/22/07                        34,600,000   34,232,585
Intesa Funding LLC 5.220%, due 06/15/07                 38,200,000   37,784,575
Ixis Commercial Paper Corp.
   5.240%, due 05/04/07 (144A)(a)                       32,300,000   32,144,852
   5.215%, due 06/13/07 (144A)(a)                        9,100,000    9,003,769
NordeaBk Finland Plc
   5.270%, due 03/31/08                                    300,000      300,820
   5.270%, due 05/28/08                                  6,300,000    6,298,058
Os Treas Svcs Plc Sydney 5.215%, due 06/08/07           39,400,000   39,011,888
Rabobank USA Financial Corp. 5.395%, due 04/02/07       38,700,000   38,694,195
Royal Bank of Scotland Plc / New York 5.265%, due
  03/26/08                                               6,900,000    6,897,986
Skandinaviska Enskilda Banken AB
   5.300%, due 07/06/07                                    900,000      899,910
   5.275%, due 07/06/07                                    100,000      100,000
   5.272%, due 10/03/07                                    600,000      599,909
   5.303%, due 02/04/08                                    100,000       99,992
Societe Generate North America
   5.235%, due 04/04/07                                    300,000      299,869
   5.210%, due 06/08/07                                  5,900,000    5,841,938
   5.200%, due 06/11/07                                    700,000      692,821
   5.220%, due 06/19/07                                 27,600,000   27,283,842
   5.270%, due 03/26/08                                  6,900,000    6,897,986
   5.269%, due 06/30/08                                  6,200,000    6,218,206
Svenska Handelsbanken, Inc. 5.235%, due 04/19/07        34,500,000   34,409,696
Swedbank
   5.235%, due 04/09/07                                  3,600,000    3,595,812
   5.240%, due 05/02/07                                    300,000      298,646
UBS Finance (Delaware) LLC
   5.185%, due 04/02/07                                    200,000      199,971
   5.240%, due 04/25/07                                    300,000      298,952
   5.215%, due 05/08/07-06/08/07                         5,700,000    5,654,180
   5.225%, due 05/15/07-06/01/07                        32,800,000   32,589,055
   5.235%, due 05/22/07                                  2,400,000    2,382,201
   5.145%, due 08/01/07                                    800,000      786,051
Unicredit (Delaware) 5.240%, due 05/07/07                  900,000      895,284
Unicredito Italiano Bank / Ireland 5.225%, due
  05/22/07 (144A) (a)                                   30,600,000   30,373,496
Westpac Banking Corp. 5.210%, due 04/02/07 (a)          11,200,000   11,198,379
                                                                   ------------
                                                                    781,631,010
                                                                   ------------
REPURCHASE AGREEMENTS -- 0.7%
Lehman Brothers, Inc., Repurchase Agreement dated
  03/30/07 at 5.150% to be repurchased at $6,002,575
  on 04/02/07 collateralized by $4,500,000 U.S.
  Treasury Bond 8.125% due 05/15/21 with a value of
  $6,115,024.                                            6,000,000    6,000,000
State Street Bank & Trust Co., Repurchase Agreement,
  dated 03/30/07 at 2.550% to be repurchased at
  $4,212,985 on 04/02/07 collateralized by
  $4,212,000 FHLB at 3.875% due 06/08/07 with a
  value of $4,298,979.                                   4,212,000    4,212,000
                                                                   ------------
                                                                     10,212,000
                                                                   ------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES -- 0.9%
Federal Home Loan Bank 1.667%, due 04/02/07 (d)          8,800,000    8,798,778
U.S. Treasury Bill
   4.836%, due 05/31/07 (d)                                180,000      178,513
   4.840%, due 05/31/07 (d)                                175,000      173,554
   4.856%, due 05/31/07 (d)                                125,000      123,963
   4.913%, due 05/31/07 (d)                                 10,000        9,916
   4.806%, due 06/14/07 (d)                                365,000      361,334

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        PAR
SECURITY DESCRIPTION                                   AMOUNT        VALUE
--------------------                                 ---------- ---------------
   4.812%, due 06/14/07 (d)                          $  270,000 $       267,285
   4.825%, due 06/14/07 (d)                             230,000         227,681
   4.841%, due 06/14/07 (d)                             300,000         296,965
   4.869%, due 06/14/07 (d)                             640,000         633,488
   4.874%, due 06/14/07 (d)                             350,000         346,435
   4.879%, due 06/14/07 (d)                           1,610,000       1,593,585
   1.638%, due 06/14/07 (d)                             170,000         169,414
                                                                ---------------
                                                                     13,180,911
                                                                ---------------
Total Short - Term Investments (Cost $805,023,921)                  805,023,921
                                                                ---------------
TOTAL INVESTMENTS -- 202.8% (Cost $2,854,471,891 #)               2,852,008,994
                                                                ---------------
Other Assets and Liabilities (net) -- (102.8)%                   (1,446,001,277)
                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                      $ 1,406,007,717
                                                                ===============

--------
PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $3,475,059 and $5,937,956 respectively, resulting in a net unrealized depreciation of $2,462,897.
+ Variable or floating rate security. The stated rate represents the rate at March 31, 2007.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $167,739,915 of net assets.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $25,841,063 of net assets.
(c) This security is traded on a "to-be-announced" basis.
(d) Zero coupon bond - Interest rate represents current yield to maturity.
(e) Par is shown in Euro. Value is shown in U.S. Dollar.
(f) Par is shown in Pound Sterling. Value is shown in U.S. Dollar.
FHLB - Federal Home Loan Bank
TBA  - To Be Announced

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Inflation Protected Portfolio at March 31, 2007, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                  PERCENTAGE OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY                             PORTFOLIO
---------------------------------------                           -------------
AAA                                                                   66.45%
AA                                                                     4.20
A                                                                     26.78
BBB                                                                    0.66
BB                                                                     0.45
B                                                                      0.29
Other                                                                  1.17
                                                                     ------
Total:                                                               100.00%
                                                                     ======

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

                                               STRIKE  NUMBER OF
PUT OPTIONS                         EXPIRATION PRICE   CONTRACTS      VALUE
-----------                         ---------- ------ -----------  -----------
Option on Foreign Currency USD to
  GBP                               4/19/2007  $7.30   (2,900,000) $      (657)
Option on Foreign Currency USD to
  GBP                               4/19/2007   7.43  (21,800,000)     (25,511)
Option on Foreign Currency USD to
  GBP                               9/26/2007   7.08   (7,000,000)          --
                                                                   -----------
                                                                    (26,168.30)
                                                                   ===========
GBP - British Pound
USD - United States Dollar

(Written Option Premium $26,168)

                    INTEREST
SECURITY SOLD SHORT   RATE    MATURITY   PROCEEDS      VALUE
------------------- -------- ---------- ----------- -----------
U.S. Treasury Note    4.25%  11/15/2013 $14,404,986 $14,330,250
U.S. Treasury Note   4.625%  11/15/2016   2,002,457   1,994,766
                                        ----------- -----------
                                        $16,407,443 $16,325,016
                                        =========== ===========

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

Forward Foreign Currency Contracts to Buy:

                                                                NET UNREALIZED
                                        VALUE AT    IN EXCHANGE APPRECIATION/
SETTLEMENT DATE CONTRACTS TO DELIVER MARCH 31, 2007  FOR U.S.$  (DEPRECIATION)
--------------- -------------------- -------------- ----------- --------------
   4/5/2007        404,000    CAD     $   345,224   $   350,473   $  (5,249)
   6/7/2007      1,090,000    CHF         899,177       904,146      (4,969)
   6/7/2007      3,365,000    CHF       2,784,443     2,791,240      (6,797)
   1/10/2008    89,397,702    CNY      11,982,000    12,119,725    (137,725)
   1/10/2008    18,047,295    CNY       2,415,000     2,446,688     (31,688)
   3/7/2008     15,665,936    CNY       2,132,000     2,144,284     (12,284)
   3/7/2008      4,737,118    CNY         646,000       648,396      (2,396)
   3/7/2008      9,551,472    CNY       1,302,000     1,307,363      (5,363)
   3/7/2008      4,801,150    CNY         655,000       657,160      (2,160)
   3/7/2008      4,753,276    CNY         649,000       650,607      (1,607)
   3/7/2008      9,140,352    CNY       1,248,000     1,251,091      (3,091)
   3/7/2008      9,212,963    CNY       1,258,000     1,261,030      (3,030)
   3/2/2009     43,461,700    CNY       6,130,000     6,118,075      11,925
   3/2/2009     16,098,390    CNY       2,277,000     2,266,160      10,840
   3/2/2009     17,335,640    CNY       2,452,000     2,440,327      11,673
   3/2/2009     18,414,165    CNY       2,607,500     2,592,150      15,350
   5/15/2007    77,723,000    JPY         645,872       665,173     (19,301)
   4/18/2007       172,680    PLN          57,731        59,753      (2,022)
   4/18/2007       125,320    PLN          41,899        43,365      (1,466)
   9/28/2007       298,000    PLN         103,123       103,568        (445)
   9/10/2007       775,545    RUB          29,590        29,861        (271)
   9/10/2007       869,659    RUB          33,193        33,484        (291)
   9/10/2007       892,796    RUB          34,082        34,375        (293)
                                                                  ---------
                                                                  $(190,660)
                                                                  =========

Forward Foreign Currency Contracts to Sell:

                                                                      NET
                                                                   UNREALIZED
                                        VALUE AT    IN EXCHANGE  APPRECIATION/
SETTLEMENT DATE CONTRACTS TO DELIVER MARCH 31, 2007  FOR U.S.$   (DEPRECIATION)
--------------- -------------------- -------------- ------------ --------------
   4/5/2007       2,134,000    CAD    $  1,823,823  $  1,851,259    $ 27,436
   4/26/2007     87,559,000    EUR     117,031,447   117,223,632     192,185
   4/26/2007      6,966,000    EUR       9,302,814     9,326,052      23,238
   4/5/2007       3,310,000    GBP       6,469,262     6,515,503      46,241
   4/5/2007       4,400,000    GBP       8,623,142     8,661,092      37,950
   4/5/2007         572,000    GBP       1,123,986     1,125,942       1,956
   5/15/2007    241,695,684    JPY       2,070,000     2,068,493      (1,507)
   4/18/2007        298,000    PLN         102,670       103,118         448
                                                                    --------
                                                                    $327,947
                                                                    ========
--------
CAD - Canadian Dollar
CHF - Swiss Franc
CNY - China Yuan Renminbi
EUR - Euro
GBP - Great Britain Pound
JPY - Japanese Yen
PLN - Polish Zloty
RUB - Russian Ruble

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

The futures contracts outstanding as of March 31, 2007 and the description of unrealized appreciation and depreciation were as follows:

                                                                   UNREALIZED
                                        NUMBER OF                APPRECIATION/
DESCRIPTION             EXPIRATION DATE CONTRACTS NOTIONAL VALUE (DEPRECIATION)
-----------             --------------- --------- -------------- --------------
Euro Dollar Futures     June 2007           128    $ 30,315,200    $ (109,175)
Japan Government Bonds
  10 Year Futures       June 2007            51      58,194,616       (28,920)
U.S. Treasury Note 5
  Year Futures          June 2007           419      44,328,893       202,283
Euro Dollar Futures     September 2007      265      62,887,813      (174,213)
Euro Dollar Futures     December 2007       452     107,491,250       (14,588)
LIBOR Futures           December 2007       415              --        (5,106)
Euro Dollar Futures     March 2008           78      18,578,625        53,625
LIBOR Futures           March 2008        1,127     261,360,292      (423,783)
Lif UK 90 Day LIBOR
  Futures               March 2008          992              --       (12,204)
LIBOR Futures           June 2008           712     165,206,077      (240,987)
Lif UK 90 Day LIBOR
  Futures               June 2008           381              --        (4,687)
Euro Dollar Futures     September 2008      102      24,318,075        91,800
Euro Dollar Futures     December 2008       102      24,314,250        98,175
Euro Dollar Futures     March 2009          102      24,306,600        98,175
Euro Dollar Futures     June 2009           102      24,293,850        98,175
Eux Euro Bund Futures   May 2007           (510)       (272,830)      (75,028)
Eux Euro Bund Futures   May 2007           (510)        (27,283)      170,519
Germany Federal
  Republic 10 Year
  Futures               June 2007           (70)    (10,758,587)      115,150
ACL Euro Futures        June 2007          (208)        (50,072)       30,600
ACL Euro Futures        June 2007          (208)        (33,382)       45,900
U.S. Treasury Bond
  Futures               June 2007          (888)    (98,790,000)    1,554,000
U.S. Treasury Note 10
  Year Futures          June 2007          (166)    (17,948,750)      (15,563)

Open swap agreements at March 31, 2007 were as follows:

PIMCO INFLATION PROTECTED BOND PORTFOLIO

Notional        Expiration
Amount             Date               Description                Value
--------        ---------- ----------------------------------  --------
3,400,000   USD 12/20/2008 Agreement with Lehman Brothers      $   (540)
                           dated 12/06/2006 to receive the
                           notional amount multiplied by
                           0.370% and to pay par in the event
                           of default of underlying soveraign
                           entities of the Repulbic of Peru.

3,400,000   USD 12/20/2008 Agreement with Morgan Stanley          2,165
                           Capital Services, Inc., dated
                           12/06/2006 to receive the notional
                           amount multiplied by 0.300% and to
                           pay par in event of default of
                           underlying sovereign entities of
                           the Republic of Panama.

7,500,000   USD  6/20/2009 Agreement with Goldman Sachs           9,040
                           International, dated 12/14/2006 to
                           receive semi-annually the notional
                           amount multiplied by 5.00% and to
                           pay semi-annually the notional
                           amount multiplied by the 3 month
                           USD-LIBOR-BBA.

40,000,000  USD  6/20/2009 Agreement with Morgan Stanley         48,215
                           Capital Services, Inc., dated
                           12/18/2006 to receive
                           semi-annually the notional amount
                           multiplied by 5.00% and to pay
                           semi-annually the notional amount
                           multiplied by the 3 month
                           USD-LIBOR-BBA.

5,100,000   USD  6/20/2012 Agreement with Lehman Brothers        (4,802)
                           dated 12/14/2006 to pay
                           semi-annually the notional amount
                           multiplied by 5.00% and to receive
                           semi-annually the notional amount
                           multiplied by the 3 month
                           USD-LIBOR-BBA.

62,000,000  USD  6/20/2014 Agreement with Lehman Brothers        22,776
                           dated 12/14/2006 to pay
                           semi-annually the notional amount
                           multiplied by 5.00% and to receive
                           semi-annually the notional amount
                           multiplied by the 3 USD-LIBOR-BBA.

   100,000  USD  6/20/2017 Agreement with Morgan Stanley        644,911
                           Capital Services, Inc., dated
                           12/4/2006 to receive semi-annually
                           the notional amount multiplied by
                           5.60% and to pay semi-annually the
                           notional amount multiplied by the
                           3 month USD-LIBOR-BBA.

4,500,000   USD  6/20/2017 Agreement with Lehman Brothers        61,097
                           dated 12/14/2006 to pay
                           semi-annually the notional amount
                           multiplied by 5.00% and to receive
                           semi-annually the notional amount
                           multiplied by the 3 month
                           USD-LIBOR-BBA.

15,600,000  USD  6/20/2017 Agreement with Bank of America       164,282
                           N.A., dated 12/07/2006 to pay
                           semi-annually the notional amount
                           multiplied by 5.00% and to receive
                           semi-annually the notional amount
                           multiplied by the 3 month
                           USD-LIBOR-BBA.

28,000,000  USD  6/20/2017 Agreement with J.P. Morgan Chase     380,158
                           Bank dated 12/08/2006 to pay
                           semi-annually the notional amount
                           multiplied by 5.00% and to receive
                           semi-annually the notional amount
                           multiplied by the 3 month
                           USD-LIBOR-BBA.

1,000,000   USD  3/20/2012 Agreement with Lehman Brothers        12,253
                           Special Financing, Inc. dated
                           3/12/2007 to pay annually the
                           notional amount multiplied by
                           0.57% and to receive a par in the
                           event of default of underlying
                           entities of the Centex Corp.

1,000,000   USD  3/20/2012 Agreement with Goldman Sachs           8,126
                           International dated 3/12/2007 to
                           pay annually the notional amount
                           multiplied by 0.50% and to receive
                           a par in the event of default of
                           underlying entities of the Masco
                           Corp.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

Notional       Expiration
Amount            Date               Description                Value
--------       ---------- ---------------------------------  -----------
1,000,000  USD  3/20/2012 Agreement with Bank of America,    $    11,737
                          N.A. dated 3/12/2007 to pay
                          annually the notional amount
                          multiplied by 0.50% and to
                          receive a par in the event of
                          default of underlying entities of
                          the D.R. Horton, Inc.

3,600,000  AUD  1/15/2010 Agreement with J.P. Morgan Chase        (6,739)
                          Bank dated 1/23/2007 to pay
                          semi-annually the notional amount
                          multiplied by the 6 month
                          AUD-BBR-BBSW and to receive
                          semi-annually the notional amount
                          multiplied by 6.5%.

6,200,000  CAD  6/15/2035 Agreement with Merrill Lynch           620,176
                          Capital Services, Inc., dated
                          01/24/2007 to receive
                          semi-annually the notional amount
                          multiplied by 5.50% and to pay
                          semi-annually the notional amount
                          multiplied by the 3 month
                          CAD-BA-CDOR.

82,600,000 EUR  7/14/2011 Agreement with J.P. Morgan Chase     2,484,987
                          Bank dated 10/26/2006 to pay July
                          14, 2011 [(FRCPxtob End
                          Index/FRCPxtob Start
                          Index)-1}*Notion and to receive
                          July 14, 20011
                          {[1+2.26125%)^5]-1}*Notional.

9,400,000  EUR  6/17/2015 Agreement with Goldman Sachs          (200,622)
                          Capital Markets, L.P. dated
                          08/05/2005 to pay annually the
                          notional amount multiplied by
                          4.50% and to receive annually the
                          notional amount multiplied by the
                          6 month EUR-EURIBOR-Telerate.

2,500,000  EUR 10/15/2016 Agreement with J.P. Morgan Chase        19,188
                          Bank dated 10/02/2006 to pay
                          October 15, 2016 [(FRCPxtob End
                          Index/FRCPxtob Start
                          Index)-1}*Notional and to receive
                          October 15,2011
                          {[1+2.3525%)^5]-1}*Notional.

10,000,000 GBP  6/15/2008 Agreement with J.P. Morgan Chase      (166,895)
                          Bank dated 10/4/2004 to pay
                          semi-annually the notional amount
                          multiplied by the 6 month
                          GBP-LIBOR-BBA and to receive
                          semi-annually the notional amount
                          multiplied by 5%.

28,700,000 GBP  9/15/2015 Agreement with Goldman Sachs         1,614,158
                          Capital Markets L.P. dated
                          3/28/2007 to receive the notional
                          amount multiplied by the
                          GBP-LIBOR-BBA and to pay
                          semi-annually the notional amount
                          multiplied by 5.61875%.

20,000,000 GBP  6/20/2037 Agreement with Bank of America      (1,198,868)
                          dated 3/15/2007 to receive the
                          notional amount multiplied by the
                          USD-LIBOR-BBA and to pay monthly
                          the notional amount multiplied by
                          5%.
                                                             -----------
                                                             $ 4,524,803
                                                             ===========

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT       VALUE
--------------------                                    ----------- -----------
MUNICIPALS -- 0.7%
Badger Tobacco Asset Securitization Corp.
   5.750%, due 06/01/11                                 $ 2,000,000 $ 2,117,020
   6.125%, due 06/01/27                                     285,000     305,007
   6.375%, due 06/01/32                                     360,000     391,773
Georgia State 6.080%, due 05/01/20 (144A) (a)             1,000,000   1,124,000
Golden State Tobacco Securitization Corp. 6.250%, due
  06/01/33                                                  640,000     707,456
Illinois Development Finance Authority (AMBAC) 6.080%,
  due 01/14/99 (144A) (a)(b)                              3,705,000   3,953,902
New York City Municipal Water Finance Authority
  5.000%, due 06/15/38 (a)(b)                             2,400,000   2,643,312
Texas State 4.750%, due 04/01/35                          4,800,000   4,879,776
Tobacco Settlement Funding Corp.
   5.875%, due 05/15/39                                   2,000,000   2,146,820
   6.250%, due 06/01/42                                   1,300,000   1,397,409
Tobacco Settlement Revenue Management 6.375%, due
  05/15/28                                                1,800,000   1,929,834
                                                                    -----------
Total Municipals
  (Cost $20,482,133)                                                 21,596,309
                                                                    -----------
DOMESTIC BONDS & DEBT SECURITIES -- 22.4%
ASSET-BACKED SECURITIES -- 1.7%
Ameriquest Mortgage Securities, Inc. 5.880%, due
  06/25/34 (144A) (a)(b)                                    125,182     125,502
Asset Backed Funding Certificates
   5.670%, due 06/25/34 (b)                               7,103,033   7,122,139
   5.380%, due 01/25/37 (b)                               3,173,115   3,174,852
Bear Stearns Asset Backed Securities, Inc. 5.720%, due
  10/27/32 (b)                                               71,791      72,054
Carrington Mortgage Loan Trust 5.640%, due 10/25/35 (b)   5,600,000   5,613,305
Cendant Mortgage Corp. 6.000%, due 07/25/43 (144A) (a)      433,248     432,540
Citigroup Mortgage Loan Trust, Inc. 5.380%, due
  01/25/37 (b)                                            2,598,989   2,602,486
GMAC LLC 6.000%, due 04/01/11                             5,000,000   4,867,095
Household Automotive Trust 3.300%, due 05/18/09              68,680      68,605
Lehman XS Trust
   5.400%, due 04/25/46 (b)                                 461,189     461,457
   5.410%, due 05/25/46 (b)                                 518,137     518,185
Master Asset Backed Securities Trust 5.430%, due
  11/25/35 (b)                                              248,684     248,872
Merrill Lynch Mortgage Investors, Inc. 5.390%, due
  08/25/36 (b)                                           11,601,022  11,595,581
Option One Mortgage Loan Trust 5.640%, due 08/25/33 (b) 39,620 39,704 Renaissance Home Equity Loan Trust 5.760%, due
  08/25/33 (b)                                              449,356     450,377
Residential Asset Securities Corp. 5.430%, due
  02/25/30 (b)                                            5,700,000   5,701,784
Structured Asset Securities Corp. 5.334%, due 10/25/35
  (144A) (a)                                                411,914     410,472
Wachovia Asset Securitization, Inc. 5.580%, due
  06/25/33 (b)                                              137,126     137,388
Wells Fargo Home Equity Trust 5.430%, due 11/25/35
  (144A) (a)(b)                                           7,818,278   7,822,788
                                                                    -----------
                                                                     51,465,186
                                                                    -----------
AUTOMOBILES -- 0.2%
DaimlerChrysler NA Holdings Corp. 7.200%, due 09/01/09      255,000     266,324
Ford Motor Co. 1.000%, due 11/29/13 (a)                   6,982,500   7,027,014
                                                                    -----------
                                                                      7,293,338
                                                                    -----------
AUTOMOTIVE LOANS -- 0.4%
Ford Motor Credit Co.
   7.250%, due 10/25/11                                  11,900,000  11,576,641
   7.000%, due 10/01/13                                     400,000     372,306
                                                                    -----------
                                                                     11,948,947
                                                                    -----------
BANKS -- 2.8%
Abbey National Treasury Services PLC 5.270%, due
  07/02/08 (b)                                           12,900,000  12,904,928
ABN AMRO NA Holding Capital 6.523%, due 12/29/49
  (144A) (a)(b)                                             345,000     362,207
Bank of America NA 5.350%, due 12/18/08 (b)              13,800,000  13,794,259

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT       VALUE
--------------------                                   ------------ -----------
Bank of Ireland
   5.360%, due 12/19/08 (b)                            $  7,700,000 $ 7,705,860
   5.400%, due 12/18/09 (b)                               5,400,000   5,405,287
Calyon New York 5.336%, due 01/16/09 (b)                 14,600,000  14,599,883
Countrywide Bank NA 5.320%, due 04/25/07 (b)             11,500,000  11,500,310
Fleet Boston Financial Corp. 7.375%, due 12/01/09            70,000      74,061
HSBC Capital Funding LP 1.000%, due 12/29/49
  (144A) (a)                                                585,000     558,098
ICICI Bank, Ltd. 5.900%, due 01/12/10 (144A) (a)(b)       3,000,000   3,005,772
Popular NA, Inc. 4.700%, due 06/30/09                        50,000      49,386
Rabobank Capital Fund Trust III 5.254%, due 12/29/49
  (144A) (a)(b)                                             370,000     357,303
Unicredit Luxembourg Finance SA 5.410%, due 10/24/08
  (144A) (a)(b)                                          13,100,000  13,107,925
Westpac Capital Trust III 5.819%, due 12/29/49
  (144A) (a)(b)                                              80,000      80,617
Westpac Capital Trust IV 5.256%, due 12/29/49
  (144A) (a)(b)                                             165,000     158,613
                                                                    -----------
                                                                     83,664,509
                                                                    -----------
CHEMICALS -- 0.0%
Dow Chemical Co. 7.375%, due 11/01/29                       185,000     206,491
ICI Wilmington, Inc. 5.625%, due 12/01/13                   340,000     341,836
                                                                    -----------
                                                                        548,327
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.0%
Adjustable Rate Mortgage Trust 4.585%, due 05/25/35       5,280,015   5,216,616
AES Corp. Long Term Rate of Credit 1.000%, due
  04/30/10 (c)(d)                                         5,600,000   5,628,000
American Home Mortgage Investment Trust 4.390%, due
  02/25/45 (b)                                            6,394,054   6,310,916
Banc of America Funding Corp.
   4.114%, due 05/25/35 (b)                               8,983,545   8,836,942
   4.614%, due 02/20/36 (b)                              19,087,235  19,126,656
Banc of America Mortgage Securities, Inc.
   5.770%, due 01/25/34 (b)                               1,935,887   1,944,571
   5.000%, due 05/25/34                                   3,798,633   3,752,590
Bear Stearns Adjustable Rate Mortgage Trust
   5.334%, due 02/25/33 (b)                                 148,090     149,162
   4.750%, due 10/25/35 (b)                               7,427,787   7,354,163
Bear Stearns ALT-A Trust
   5.386%, due 05/25/35 (b)                               5,284,814   5,291,857
   5.830%, due 11/25/36                                   6,875,209   6,880,330
   5.834%, due 11/25/36                                  11,213,161  11,262,970
Bear Stearns Commercial Mortgage Securities, Inc.
  5.060%, due 11/15/16                                      172,693     172,332
Bear Stearns Mortgage Funding Trust 5.390%, due
  02/25/37 (b)                                           12,975,718  12,972,298
Chevy Chase Mortgage Funding Corp. 5.570%, due
  08/25/35 (144A) (a)(b)                                    377,998     378,343
Citigroup Mortgage Loan Trust, Inc. 4.700%, due
  12/25/35 (b)                                           20,241,786  20,025,758
Countrywide Alternative Loan Trust
   0.419%, due 05/25/35 (b)(c)(d)                        13,471,465     139,044
   5.530%, due 03/20/46 (b)                                 535,778     536,492
Countrywide Home Loans
   5.640%, due 03/25/35 (b)                               3,505,797   3,514,939
   5.610%, due 04/25/35 (b)                                 336,634     337,413
   5.660%, due 06/25/35 (144A)(a)(b)                     12,671,016  12,646,871
   5.893%, due 09/20/36 (b)                              14,349,400  14,431,452
Credit Suisse First Boston Mortgage Securities Corp.
   5.952%, due 03/25/32 (144A)(a)(b)                        503,827     502,992
   6.500%, due 04/25/33                                     437,532     438,724
   6.000%, due 11/25/35                                   9,279,765   9,326,365
DSLA Mortgage Loan Trust 7.191%, due 07/19/44 (b)         3,627,086   3,675,082
First Horizon Alternative Mortgage Securities 0.119%,
  due 01/25/36 (b)(c)(d)                                134,716,964     420,775
GMAC Mortgage Corp. 5.940%, due 07/01/13                     61,503      61,364
GMAC Mortgage Corp. Loan Trust 5.500%, due 09/25/34       3,728,485   3,714,275
Green Tree Financial Corp. 6.220%, due 03/01/30             195,422     197,836
Greenpoint Mortgage Funding Trust
   5.540%, due 06/25/45 (b)                                 286,639     286,978

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
--------------------                                   ----------- ------------
   5.400%, due 01/25/47 (b)                            $   497,752 $    497,944
GSR Mortgage Loan Trust
   6.000%, due 03/25/32                                      3,492        3,466
   4.549%, due 09/25/35 (b)                              1,032,347    1,026,190
   5.500%, due 11/25/35                                  7,364,414    7,356,443
   5.464%, due 04/25/36                                  8,755,111    8,805,485
Harborview Mortgage Loan Trust
   5.540%, due 05/19/35 (b)                              3,993,362    4,000,849
   5.410%, due 01/19/38 (b)                                439,121      439,737
   5.510%, due 01/19/38 (b)                                477,561      478,252
Indymac ARM Trust 6.663%, due 01/25/32 (b)                   2,613        2,605
Indymac Index Mortgage Loan Trust 5.410%, due
  11/25/46 (b)                                             435,233      435,442
JPMorgan Mortgage Trust 4.771%, due 07/25/35 (b)        18,248,917   18,094,950
LB-UBS Commercial Mortgage Trust 3.323%, due 03/15/27    4,000,000    3,931,276
Master Asset Securitization Trust 4.500%, due 03/25/18 2,900,333 2,859,172 Mellon Residential Funding Corp. 6.420%, due 07/25/29
  (b)                                                       31,072       31,059
MLCC Mortgage Investors, Inc. 5.700%, due 03/15/25 (b)     111,185      111,558
Morgan Stanley Capital I 5.380%, due 10/15/20
  (144A) (a)(b)                                          3,148,401    3,148,401
Morgan Stanley Dean Witter Capital 4.920%, due
  03/12/35                                                 495,000      488,177
Residential Accredit Loans, Inc. 5.720%, due 03/25/33
  (b)                                                    2,274,899    2,283,462
Residential Asset Securitization Trust 5.720%, due
  05/25/33 (b)                                           2,437,918    2,455,468
Residential Funding Mortgage Securities I 5.670%, due
  06/25/18 (b)                                           1,330,662    1,332,309
Sequoia Mortgage Trust 5.670%, due 07/20/33 (b)            859,400      862,963
Structured Asset Mortgage Investments, Inc.
   6.794%, due 03/25/32 (b)                              1,812,930    1,814,198
   5.550%, due 05/25/45 (b)                              3,833,506    3,839,420
Structured Asset Securities Corp. 5.000%, due 12/25/34   3,875,723    3,858,468
Washington Mutual, Inc.
   5.860%, due 12/25/27 (b)                              5,810,053    5,813,153
   5.111%, due 10/25/32 (b)                                153,256      152,800
   4.062%, due 10/25/33                                  5,100,000    5,026,431
   5.642%, due 02/27/34 (b)                                895,184      904,557
   3.801%, due 06/25/34 (b)                             22,700,000   22,073,698
   6.283%, due 06/25/42 (b)                              1,456,012    1,457,456
   6.383%, due 08/25/42 (b)                                558,504      560,585
Wells Fargo Mortgage Backed Securities Trust
   4.655%, due 09/25/33 (b)                              5,985,758    5,902,584
   4.950%, due 03/25/36                                 18,354,318   18,241,210
   5.531%, due 08/25/36                                 10,400,000   10,384,832
                                                                   ------------
                                                                    304,208,706
                                                                   ------------
DISTRIBUTION/WHOLESALE -- 0.0%
Roundys, Inc. 7.720%, due 11/03/11 (a)                     990,000      999,157
                                                                   ------------
ELECTRIC UTILITIES -- 0.6%
Arizona Public Service Co. 4.650%, due 05/15/15            165,000      154,114
CMS Energy Corp.
   7.500%, due 01/15/09                                  7,251,000    7,477,594
   9.875%, due 10/15/07                                    500,000      513,125
Dominion Resources, Inc.
   8.125%, due 06/15/10                                    335,000      365,139
   6.300%, due 03/15/33                                    210,000      214,159
DTE Energy Co. 6.375%, due 04/15/33                        260,000      267,677
Entergy Gulf States 3.600%, due 06/01/08                 1,400,000    1,372,540
NRG Energy, Inc. 7.250%, due 02/01/14                    5,500,000    5,651,250
Pacificorp 4.300%, due 09/15/08                            250,000      247,022
Pepco Holdings, Inc.
   6.450%, due 08/15/12                                     90,000       94,283
   7.450%, due 08/15/32                                    180,000      206,124
Progress Energy, Inc. 6.850%, due 04/15/12                 650,000      697,697

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT       VALUE
--------------------                                    ----------- -----------
PSEG Power LLC
   5.500%, due 12/01/15                                 $   420,000 $   414,991
   8.625%, due 04/15/31                                     245,000     311,925
                                                                    -----------
                                                                     17,987,640
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 3.0%
American General Finance Corp. 4.500%, due 11/15/07         280,000     278,884
ANZ Capital Trust II 5.360%, due 12/29/49 (144A) (a)        525,000     515,558
Bank of America Commercial Mortgage, Inc. 4.890%, due
  04/11/37                                                1,345,589   1,338,713
Citigroup, Inc. 5.625%, due 08/27/12                      1,000,000   1,019,290
General Electric Capital Corp.
   5.355%, due 10/24/08 (b)                              52,000,000  52,023,816
   5.450%, due 01/15/13                                     375,000     380,289
   6.750%, due 03/15/32                                     165,000     187,548
Goldman Sachs Group, Inc. 5.700%, due 09/01/12               55,000      56,025
HSBC Capital Funding LP 9.547%, due 12/31/49 (144A) (a)     350,000     393,833
HSBC Finance Corp.
   5.360%, due 05/21/08 (b)                               1,100,000   1,100,744
   5.420%, due 10/21/09 (b)                              11,600,000  11,604,118
ING Capital Funding Trust III 8.439%, due 12/31/49          200,000     220,986
JPMorgan Chase Commercial Mortgage Securities 3.890%,
  due 01/12/37                                            2,360,037   2,312,601
Lehman Brothers Holdings, Inc. 5.400%, due 12/23/08 (b)  12,500,000  12,502,288
Mid-State Trust 7.791%, due 03/15/38                        266,844     287,366
Mizuho JGB Investment 9.870%, due 12/31/49
  (144A) (a)(b)                                             410,000     431,648
Mizuho Preferred Capital 8.790%, due 12/29/49
  (144A) (a)(b)                                             390,000     406,094
Morgan Stanley 5.810%, due 10/18/16 (b)                   3,900,000   3,914,847
Morgan Stanley Group, Inc. 5.300%, due 03/01/13             800,000     800,000
Nisource Finance Corp. 6.150%, due 03/01/13                 475,000     489,710
Prudential Holding LLC 8.695%, due 12/18/23 (144A) (a)      150,000     189,312
RBS Capital Trust II 6.425%, due 12/29/49 (b)               120,000     121,976
RBS Capital Trust III 5.512%, due 09/29/49 (b)              815,000     803,080
SLM Corp. 5.625%, due 04/10/07                              775,000     775,031
Small Business Administration
   7.449%, due 08/01/10                                     286,212     299,161
   6.353%, due 03/01/11                                      62,647      64,709
   5.500%, due 10/01/18                                     138,961     140,765
                                                                    -----------
                                                                     92,658,392
                                                                    -----------
FOOD & DRUG RETAILING -- 0.0%
Safeway, Inc. 4.125%, due 11/01/08                          480,000     472,240
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
Boston Scientific Corp. 6.000%, due 06/15/11              5,000,000   5,070,605
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
HCA, Inc. 1.000%, due 11/14/13                            5,000,000   5,047,320
UnitedHealth Group, Inc. 3.300%, due 01/30/08               340,000     334,198
                                                                    -----------
                                                                      5,381,518
                                                                    -----------
HOMEBUILDERS -- 0.3%
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A) (a)      2,100,000   2,083,903
Pulte Homes, Inc. 6.250%, due 02/15/13                    6,000,000   5,988,384
                                                                    -----------
                                                                      8,072,287
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 0.4%
Hilton Hotels Corp. 7.625%, due 05/15/08                  1,000,000   1,020,000
Mandalay Resort Group 10.250%, due 08/01/07               7,000,000   7,122,500
MGM MIRAGE, Inc. 9.750%, due 06/01/07                     3,600,000   3,636,000
                                                                    -----------
                                                                     11,778,500
                                                                    -----------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                    PAR AMOUNT    VALUE
 --------------------                                    ---------- -----------
 HOUSEHOLD DURABLES -- 0.0%
 Centex Corp. 5.700%, due 05/15/14                       $  280,000 $   269,668
 D.R. Horton, Inc. 8.500%, due 04/15/12                      60,000      62,441
                                                                    -----------
                                                                        332,109
                                                                    -----------
 INSURANCE -- 0.0%
 Nationwide Financial Services, Inc.
    6.250%, due 11/15/11                                     55,000      57,226
    5.900%, due 07/01/12                                     60,000      61,689
                                                                    -----------
                                                                        118,915
                                                                    -----------
 MEDIA -- 0.2%
 Charter Communications Term B 1.000%, due 04/25/13
   (144A) (a)                                             1,000,000     999,938
 Comcast Corp. 7.050%, due 03/15/33                          75,000      80,768
 Cox Communications, Inc. 4.625%, due 06/01/13              430,000     411,938
 News America Holdings, Inc.
    8.250%, due 08/10/18                                    110,000     130,937
    7.750%, due 01/20/24                                     25,000      28,316
 Time Warner Cos, Inc.
    9.150%, due 02/01/23                                    155,000     193,499
    8.375%, due 03/15/23                                    260,000     308,057
    7.625%, due 04/15/31                                    310,000     349,402
 Weather Investments S.A.R.L. 1.000%, due 06/17/12 (d)    2,000,000   2,681,154
                                                                    -----------
                                                                      5,184,009
                                                                    -----------
 METALS & MINING -- 0.3%
 Vale Overseas, Ltd. 6.875%, due 11/21/36                 8,200,000   8,509,033
                                                                    -----------
 OIL & GAS -- 0.5%
 Duke Capital LLC
    6.250%, due 02/15/13                                    375,000     384,383
    8.000%, due 10/01/19                                     55,000      62,974
 El Paso Corp.
    6.375%, due 02/01/09                                  1,000,000   1,018,750
    7.750%, due 01/15/32                                  2,875,000   3,191,250
 Husky Energy, Inc. 6.150%, due 06/15/19                    215,000     220,075
 Kinder Morgan Energy Partners
    7.400%, due 03/15/31                                    225,000     245,781
    7.750%, due 03/15/32                                    135,000     153,046
    7.300%, due 08/15/33                                     90,000      97,514
 Magellan Midstream Partners 5.650%, due 10/15/16           385,000     382,057
 Pemex Project Funding Master Trust
    7.375%, due 12/15/14                                  1,700,000   1,881,900
    8.625%, due 02/01/22                                  2,944,000   3,672,640
 Pioneer Natural Resource 5.875%, due 07/15/16              405,000     378,869
 Transcontinental Gas Pipe Line Corp. 8.875%, due
   07/15/12                                                  35,000      39,988
 Valero Energy Corp. 7.500%, due 04/15/32                   225,000     256,444
 Williams Cos., Inc. (The)
    6.750%, due 04/15/09 (144A)(a)                        1,000,000   1,025,000
    6.375%, due 10/01/10 (a)                              2,900,000   2,954,375
                                                                    -----------
                                                                     15,965,046
                                                                    -----------
 PAPER & FOREST PRODUCTS -- 0.0%
 International Paper Co. 5.850%, due 10/30/12                28,000      28,457
                                                                    -----------
 PHARMACEUTICALS -- 0.1%
 Wyeth
    5.500%, due 03/15/13                                  2,500,000   2,524,503
    6.450%, due 02/01/24                                    160,000     168,327
                                                                    -----------
                                                                      2,692,830
                                                                    -----------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)--continued
March 31, 2007
(Percentage of Net Assets)

                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT      VALUE
--------------------                                    ---------- ------------
REAL ESTATE -- 0.2%
Health Care Property Investors, Inc. (REIT) 5.950%,
  due 09/15/11                                          $4,100,000 $  4,176,043
Ventas Realty LP/Ventas Capital Corp. 8.750%, due
  05/01/09                                               1,500,000    1,597,500
                                                                   ------------
                                                                      5,773,543
                                                                   ------------
RETAIL - MULTILINE -- 0.3%
Federated Department Stores, Inc. 6.300%, due 04/01/09      60,000       61,240
Wal-Mart Stores, Inc. 5.250%, due 06/16/08 (b)           8,300,000    8,297,078
                                                                   ------------
                                                                      8,358,318
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.9%
Citizens Communications Co. 7.625%, due 08/15/08         2,000,000    2,070,000
Deutsche Telekom International Finance BV 8.250%, due
  06/15/30                                                  50,000       62,111
France Telecom S.A. 8.500%, due 03/01/31                   165,000      215,074
Nordic Telephone Term B 3.161%, due 11/30/13 (a)         2,350,000    3,178,249
Nordic Telephone Term C 3.161%, due 11/30/14 (a)         2,350,000    3,186,232
Qwest Capital Funding Inc. 7.250%, due 02/15/11          8,000,000    8,230,000
Qwest Communications International, Inc. 7.500%, due
  02/15/14                                                 511,000      528,885
Qwest Corp.
   5.625%, due 11/15/08                                  2,000,000    2,010,000
   8.875%, due 03/15/12                                  1,720,000    1,909,200
SBC Communications, Inc.
   4.125%, due 09/15/09                                  4,000,000    3,912,220
   5.100%, due 09/15/14                                    380,000      371,822
   5.625%, due 06/15/16                                    455,000      457,228
Sprint Capital Corp. 6.900%, due 05/01/19                  220,000      228,296
Verizon Global Funding Corp. 7.375%, due 09/01/12          185,000      203,527
Verizon New York, Inc.
   6.875%, due 04/01/12                                    325,000      343,347
   Series B 7.375%, due 04/01/32                           155,000      164,363
                                                                   ------------
                                                                     27,070,554
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.0%
AT&T Wireless Services, Inc.
   7.875%, due 03/01/11                                    260,000      284,737
   8.125%, due 05/01/12                                      5,000        5,634
   8.750%, due 03/01/31                                    245,000      316,945
Cingular Wireless LLC 6.500%, due 12/15/11                 700,000      738,201
Nextel Communications, Inc. 7.375%, due 08/01/15            70,000       72,468
                                                                   ------------
                                                                      1,417,985
                                                                   ------------
TOBACCO -- 0.1%
Reynolds American, Inc. 7.625%, due 06/01/16             2,400,000    2,553,194
                                                                   ------------
TRANSPORTATION -- 0.0%
Norfolk Southern Corp.
   5.590%, due 05/17/25                                     60,000       56,076
   7.800%, due 05/15/27                                      7,000        8,200
   5.640%, due 05/17/29                                    168,000      154,731
   7.250%, due 02/15/31                                     65,000       72,100
Union Pacific Corp. 6.625%, due 02/01/29                    50,000       53,015
                                                                   ------------
                                                                        344,122
                                                                   ------------
Total Domestic Bonds & Debt Securities
  (Cost $675,520,192)                                               679,897,467
                                                                   ------------
FOREIGN BONDS & DEBT SECURITIES -- 7.5%
ARUBA GUILDER -- 0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13                 220,000      237,285
                                                                   ------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
--------------------                                  ------------ ------------
BRAZIL -- 0.1%
Federal Republic of Brazil 10.250%, due 01/10/28 (h)  $  7,100,000 $  3,431,034
                                                                   ------------
CAYMAN ISLANDS -- 0.2%
Hutchison Whampoa International, Ltd. 6.250%, due
  01/24/14 (144A) (a)                                      245,000      256,138
Mizuho Finance 5.790%, due 04/15/14 (144A) (a)             315,000      321,398
Petroleum Export, Ltd. 5.265%, due 06/15/11
  (144A) (a)                                             4,127,095    4,041,153
                                                                   ------------
                                                                      4,618,689
                                                                   ------------
DENMARK -- 1.0%
Nykredit Realkredit A/S 4.833%, due 10/01/38 (i)        50,395,416    8,918,252
Realkredit Danmark A/S 4.510%, due 10/01/38 (b) (i)    123,423,547   21,857,874
                                                                   ------------
                                                                     30,776,126
                                                                   ------------
FRANCE -- 4.8%
AXA S.A. 8.600%, due 12/15/30                               60,000       76,717
Federal Republic of France Treasury Bill
   3.570%, due 05/16/07 (e)(j)                          91,800,000  122,179,613
   3.657%, due 06/14/07 (e)(j)                          10,790,000   14,313,812
   3.591%, due 05/10/07 (e)(j)                           3,000,000    3,995,203
France Telecom S.A. 7.750%, due 03/01/11                   400,000      436,160
Sigmakalon Group B.V.
   4.588%, due 06/30/12 (d)(j)                             846,000    1,133,138
   5.087%, due 09/19/12 (j)                              1,800,000    2,430,287
   5.491%, due 09/19/13 (d)(j)                           1,673,618    2,266,960
                                                                   ------------
                                                                    146,831,890
                                                                   ------------
GERMANY -- 0.4%
Kappa Jefferson 5.908%, due 11/29/13--11/29/14 (c)       4,500,000    6,080,818
Wind Acquisitions S.A.R.L 5.634%, due 06/17/13 (j)       1,700,000    2,290,281
Wind Acquisitions S.A.R.L. 6.134%, due 06/17/14 (j)      1,700,000    2,295,249
                                                                   ------------
                                                                     10,666,348
                                                                   ------------
ITALY -- 0.3%
Telecom Italia Capital 4.000%, due 11/15/08                270,000      264,777
Unicredito Italiano S.p.A. 5.370%, due 05/29/08         10,100,000   10,096,475
                                                                   ------------
                                                                     10,361,252
                                                                   ------------
LUXEMBOURG -- 0.2%
Telecom Italia Capital S.A. 4.000%, due 01/15/10           510,000      493,046
VTB Capital SA for Vneshtorgbank 5.960%, due
  08/01/08 (144A) (a)(b)                                 6,500,000    6,511,375
                                                                   ------------
                                                                      7,004,421
                                                                   ------------
NETHERLANDS -- 0.2%
Deutsche Telekom Finance 5.250%, due 07/22/13 (j)          425,000      419,927
UPC Broadband Holding B.V. 1.000%, due
  03/31/13--12/31/13 (a)(j)                              4,049,167    5,444,301
                                                                   ------------
                                                                      5,864,228
                                                                   ------------
NORWAY -- 0.0%
Den Norske Bank 7.729%, due 06/29/49 (a)                   115,000      124,894
                                                                   ------------
PANAMA -- 0.1%
Republic of Panama
   9.625%, due 02/08/11                                    936,000    1,070,784
   9.375%, due 07/23/12                                    410,000      479,700
   6.700%, due 01/26/36                                  1,150,000    1,199,450
                                                                   ------------
                                                                      2,749,934
                                                                   ------------
RUSSIA -- 0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13
  (144A) (a)                                               130,000      154,050

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
--------------------                                  ------------ ------------
Russian Federation 11.000%, due 07/24/18              $    100,000 $    144,630
                                                                   ------------
                                                                        298,680
                                                                   ------------
SINGAPORE -- 0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19
  (144A) (a)                                               470,000      468,132
                                                                   ------------
SOUTH AFRICA -- 0.0%
Republic of South Africa 9.125%, due 05/19/09              700,000      754,250
                                                                   ------------
SOUTH KOREA -- 0.1%
Industrial Bank of Korea 4.000%, due 05/19/14
  (144A) (a)                                               335,000      326,418
Korea Development Bank 5.490%, due 04/03/10 (b)          1,600,000    1,600,862
Korea First Bank, Ltd. 7.267%, due 03/03/34
  (144A) (a)                                               240,000      260,514
Woori Bank Korea 5.750%, due 03/13/14 (144A) (a)(b)        305,000      307,668
                                                                   ------------
                                                                      2,495,462
                                                                   ------------
SWEDEN -- 0.0%
Skandinaviska Enskilda Banken 4.958%, due 03/29/49
  (144A) (a)(b)                                            415,000      396,893
Swedbank 9.000%, due 12/29/49 (144A) (a)                   180,000      197,291
                                                                   ------------
                                                                        594,184
                                                                   ------------
UKRAINE -- 0.0%
Republic of Ukraine
   6.875%, due 03/04/11                                    200,000      206,870
   7.650%, due 06/11/13                                    500,000      542,775
                                                                   ------------
                                                                        749,645
                                                                   ------------
UNITED KINGDOM -- 0.1%
British Telecom Plc 1.000%, due 12/15/10                   190,000      212,258
HBOS Capital Funding LP 6.071%, due 06/30/49
  (144A) (a)                                                45,000       45,908
HBOS Plc
   3.600%, due 08/15/07 (144A)(a)                          425,000      422,468
   5.375%, due 12/29/49 (144A)(a)                          285,000      281,888
Standard Chartered Bank 8.000%, due 05/30/31
  (144A) (a)                                               235,000      287,755
                                                                   ------------
                                                                      1,250,277
                                                                   ------------
Total Foreign Bonds & Debt Securities
  (Cost $223,974,452)                                               229,276,731
                                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 62.7%
Federal Home Loan Mortgage Corp.
   5.500%, due 07/01/07-05/01/35                        40,776,817   40,478,157
   4.500%, due 10/01/07                                  1,837,922    1,827,966
   7.000%, due 09/01/10                                      7,979        8,139
   6.500%, due 04/01/11-06/01/29                           216,059      223,070
   6.000%, due 05/01/11-04/01/23                        11,972,025   12,186,607
   5.000%, due 09/15/16-09/01/35                        82,946,910   82,243,466
   3.500%, due 03/15/17-07/15/32                         2,958,876    2,936,487
   6.875%, due 11/15/23 (b)                              1,785,916    1,881,910
   7.441%, due 01/01/29 (b)                              2,451,906    2,490,503
   5.920%, due 05/15/29 (b)                                251,153      251,954
   5.906%, due 11/01/31 (b)                                230,148      234,379
   5.166%, due 08/01/32 (b)                              1,471,051    1,487,688
   5.570%, due 07/15/34 (b)                                593,456      596,076
   5.334%, due 09/01/35 (b)                             14,482,503   14,502,655
   6.330%, due 07/25/44 (b)                             29,667,290   30,003,421
   6.130%, due 10/25/44 (b)                              5,384,873    5,432,224
   6.133%, due 02/25/45 (b)                                454,336      456,379
   5.500%, due (TBA) (f)                                13,500,000   13,360,788
Federal National Mortgage Assoc.
   5.500%, due 01/01/08-06/01/36                       479,811,293  475,902,479
   6.000%, due 11/01/08-02/01/34                        12,750,308   12,967,339

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        PAR
SECURITY DESCRIPTION                                   AMOUNT        VALUE
--------------------                                ------------ --------------
   6.500%, due 03/01/09-10/01/17                    $  1,157,235 $    1,186,460
   7.000%, due 04/01/11-05/01/11                          61,100         62,450
   8.000%, due 11/01/13-10/01/25                          34,684         35,617
   5.000%, due 02/01/18-03/01/36                     350,428,520    341,570,810
   6.894%, due 10/01/28 (b)                              357,715        361,188
   7.500%, due 09/01/30                                    2,965          3,104
   6.793%, due 02/01/31 (b)                            1,333,751      1,338,375
   7.218%, due 09/01/31 (b)                              221,023        224,004
   5.720%, due 09/18/31 (b)                            1,744,307      1,759,721
   6.220%, due 04/25/32 (b)                              734,228        750,415
   5.504%, due 07/01/32 (b)                              223,922        225,069
   5.478%, due 09/01/32 (b)                              850,489        861,340
   4.816%, due 11/01/32 (b)                            1,252,463      1,257,346
   4.983%, due 09/01/34 (b)                            8,509,687      8,426,740
   6.194%, due 09/01/34 (b)                              530,973        537,565
   4.189%, due 11/01/34 (b)                           21,235,064     21,134,696
   4.726%, due 12/01/34 (b)                            4,761,865      4,738,575
   4.785%, due 12/01/34 (b)                           13,021,362     12,966,639
   4.674%, due 05/25/35 (b)                            8,600,000      8,530,177
   4.734%, due 09/01/35 (b)                           11,151,297     11,041,174
   4.847%, due 11/01/35 (b)                            4,215,205      4,219,129
   6.935%, due 11/01/35 (b)                            2,311,653      2,395,858
   6.348%, due 12/01/36 (b)                            1,669,669      1,691,475
   6.083%, due 08/01/41-10/01/44 (b)                  10,239,554     10,399,072
   6.233%, due 09/01/41 (b)                            4,130,194      4,174,421
   6.182%, due 08/01/42 (b)                            1,260,334      1,281,066
   6.183%, due 10/01/44 (b)                            1,135,007      1,143,455
   5.000%, due (TBA) (f)                             138,000,000    134,342,500
   5.500%, due (TBA) (f)                             109,500,000    108,370,836
   6.000%, due (TBA) (f)                             344,500,000    347,083,750
   6.500%, due (TBA) (f)                              61,000,000     62,239,032
Government National Mortgage Assoc.
   8.250%, due 02/15/09                                    5,855          5,879
   6.000%, due 04/15/14                                   73,630         75,011
   5.375%, due 02/20/22-05/20/32 (b)                   1,155,102      1,168,486
   7.000%, due 10/15/23                                   53,241         55,676
   7.500%, due 01/15/26-04/15/31                       6,218,054      6,575,425
   6.125%, due 01/20/26-11/20/30 (b)                     514,764        521,360
   5.750%, due 08/20/27 (b)                              205,460        207,677
   5.500%, due 09/20/27-09/20/33 (b)                     860,050        867,856
   5.250%, due 02/20/28-01/20/30 (b)                     307,941        310,513
   5.875%, due 04/20/29 (b)                               71,401         72,473
   5.820%, due 02/16/30 (b)                               58,875         59,475
   5.620%, due 01/16/31 (b)                              172,203        173,173
   6.500%, due 10/20/31 (b)                                8,027          8,154
   4.750%, due 03/20/32 (b)                                3,651          3,663
   6.000%, due 07/20/32 (b)                               41,298         41,679
   5.000%, due 03/20/33 (b)                               41,370         41,679
U.S. Treasury Inflation Index Note
   3.625%, due 01/15/08                               18,165,600     18,448,729
   3.875%, due 01/15/09                                  493,648        511,832
   0.875%, due 04/15/10                               57,050,425     55,180,711
   4.750%, due 05/15/14                               10,800,000     10,900,829
   2.000%, due 07/15/14                               14,924,986     14,785,079
                                                                 --------------
Total U.S. Government & Agency Obligations
 (Cost $1,909,577,005)                                            1,903,839,105
                                                                 --------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                         SHARES /
 SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
 --------------------                                  ------------ -----------
 PREFERRED STOCK -- 0.0%
 Home Ownership Funding 13.331%/1.000% *(d)(g)
  (Cost -- $1,011,000)                                        2,500 $   364,327
                                                                    -----------
 RIGHT -- 0.0%
 United Mexican States (c)                                1,500,000      21,750
  (Cost -- $0)
                                                                    -----------
 OPTIONS -- 0.3%
 CME Eurodollar Puts, Expire 12/17/07                    12,762,500           0
 CME Eurodollar Puts, Expire 03/17/08                    16,260,000           0
 Eurodollar Futures Calls, Expire 03/17/08                2,885,000     887,137
 Eurodollar Futures Puts, Expire 03/17/08                 3,875,000           0
 Eurodollar Futures Puts, Expire 03/17/08                 3,972,500           0
 Eurodollar Futures Puts, Expire 06/18/07                 4,942,500      24,712
 Eurodollar Futures Puts, Expire 09/17/07                 7,067,500           0
 Eurodollar Futures Puts, Expire 09/17/07                 2,255,000           0
 Eurodollar Futures Puts, Expire 09/17/07                 2,957,500           0
 Eurodollar Futures Puts, Expire 09/17/07                 7,935,000           0
 Eurodollar Puts, Expire 03/17/08                         3,532,500           0
 Eurodollar Puts, Expire 06/18/2007                       3,505,000           0
 Option On Future, Expire 03/17/08                          255,000           0
 Option On Future, Expire 03/17/08                        1,740,000           0
 Option On Tip Puts, Expire 02/25/10                    130,800,000     989,009
 OTC British Pound Calls, Expire 06/15/07               108,500,000       2,909
 OTC Japanese Yen Calls, Expire 01/18/08                 12,400,000      65,546
 OTC Japanese Yen Calls, Expire 03/17/10                 30,000,000   1,707,900
 OTC Japanese Yen Puts, Expire 3/17/10                   30,000,000   1,330,770
 Swaption Calls, Expire 01/25/10                        130,800,000   1,357,588
 Swaption Calls, Expire 07/02/07                        190,100,000     527,465
 Swaption Calls, Expire 08/08/07                         64,400,000     172,366
 U.S. Treasury Future Calls, Expire 05/25/07                420,000       6,563
 U.S. Treasury Future Calls, Expire 05/25/07              2,203,000      34,422
 U.S. Dollar Swaption Calls, Expire 12/20/07            139,300,000     936,843
                                                                    -----------
 Total Options
  (Cost $9,593,016)                                                   8,043,230
                                                                    -----------
 SHORT-TERM INVESTMENTS -- 27.4%
 COMMERICAL PAPER -- 22.5%
 Bank of Ireland 5.235%, due 05/08/07 (144A) (a)       $ 27,600,000  27,451,500
 Bankamerica Corp. 5.195%, due 07/20/07- 07/23/07        76,400,000  75,186,607
 BNP Paribas Finance 5.410%, due 04/02/07                39,700,000  39,694,034
 BNP Paribas New York 1.000%, due 07/03/08               14,100,000  14,093,062
 DaimlerChrysler NA Holding Corp. 5.345%, due 06/22/07   12,100,000  11,952,686
 DNB North Bank ASA 5.220%, due 06/13/07                 33,700,000  33,343,285
 Fortis Bank 5.320%, due 06/30/08                        14,000,000  14,004,627
 HBOS Treasury Services Plc 5.225%, due 06/22/07         89,900,000  88,830,065
 Ixis Commercial Paper Corp. 5.240%, due 04/05/07
   (144A) (a)                                            13,700,000  13,692,024
 Rabobank USA Financial Corp. 5.395%, due 04/02/07       83,400,000  83,387,513
 Royal Bank Canada 5.267%, due 06/30/08                  14,000,000  14,007,195
 Royal Bank of Scotland Plc / New York 1.000%, due
   07/03/08                                              13,100,000  13,093,554
 Royal Bankk Scotland Plc 5.260%, due 03/26/08           29,200,000  29,191,478
 Societe Generale North America
    5.215%, due 05/04/07                                 75,900,000  75,537,166
    1.000%, due 06/11/07                                  6,900,000   6,899,420
    5.220%, due 06/19/07                                  8,700,000   8,600,342
    5.270%, due 03/26/08                                 30,200,000  30,191,040
 Time Warner 5.360%, due 04/12/07 (a)                    13,200,000  13,178,381
 UBS Finance (Delaware) LLC

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                               ------------ --------------
   5.235%, due 05/22/07                            $  4,600,000 $    4,565,885
   5.225%, due 06/01/07                              57,000,000     56,495,352
   5.160%, due 06/12/07                              27,800,000     27,513,104
   5.220%, due 06/14/07                               2,600,000      2,572,102
                                                                --------------
                                                                   683,480,422
                                                                --------------
REPURCHASE AGREEMENTS - 4.0%
Lehman Brothers, Inc., Repurchase Agreement dated
  03/30/07 at 5.150% to be repurchased at
  $115,049,354 on 04/02/07 collateralized by
  $115,430,000 U.S. Treasury Note 4.625% due
  11/15/16 with a value of $117,114,317.            115,000,000    115,000,000
State Street Bank & Trust Co., Repurchase
  Agreement dated 03/30/07 at 3.400% to be
  repurchased at $5,759,631 on 04/02/07
  collateralized by $5,820,000 FHLB at 3.875% due
  06/08/07 with a value of $5,873,253.                5,758,000      5,758,000
                                                                --------------
                                                                   120,758,000
                                                                --------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 0.9%
Federal Home Loan Bank 2.500%, due 04/02/07 (e)       8,600,000      8,598,806
U.S. Treasury Bill
   4.852%, due 05/31/07 (e)                           1,545,000      1,532,297
   4.861%, due 05/31/07 (e)                             300,000        297,529
   4.952%, due 05/31/07 (e)                             755,000        748,664
   4.821%, due 06/14/07 (e)                             300,000        296,987
   4.833%, due 06/14/07 (e)                              60,000         59,396
   4.884%, due 06/14/07 (e)                           5,000,000      4,949,125
   4.889%, due 06/14/07 (e)                          12,030,000     11,907,471
   4.894%, due 06/14/07 (e)                           1,075,000      1,064,040
                                                                --------------
                                                                    29,454,315
                                                                --------------
Total Short-Term Investments
 (Cost $833,691,105)                                               833,692,737
                                                                --------------
TOTAL INVESTMENTS - 121.0%
 (Cost $3,673,848,903#)                                          3,676,731,656
                                                                --------------
Other Assets and Liabilities
 (net) - (21.0)%                                                  (638,536,851)
                                                                --------------
TOTAL NET ASSETS - 100.0%                                       $3,038,194,805
                                                                ==============
--------
PORTFOLIO FOOTNOTES
*  Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $18,475,115 and $15,592,362 respectively, resulting in a net unrealized appreciation of $2,882,753.
(a)Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.
(b)Variable or floating rate security. The stated rate represents the rate at March 31, 2007
(c)Illiquid securities representing in the aggregate $14,971,541 of net assets.
(d)Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser.
(e)Zero coupon bond - Interest rate represents current yield to maturity.
(f)This security is traded on a "to-be-announced" basis.
(g)Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(h)Par shown in Brazilian Real, Value is in U.S. Dollar
(i)Par shown in Danish Krone, Value is in U.S. Dollar
(j)Par shown in Euro, Value is in U.S. Dollar
AMBAC - Ambac Indemnity Corporation
FHLB  - Federal Home Loan Bank
MTN   - Medium-Term Note
REIT  - Real Estate Investment Trust
TBA   - To Be Announced
TL    - Term Loan

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Total Return Portfolio at March 31, 2007, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                  PERCENTAGE OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY                             PORTFOLIO
---------------------------------------                           -------------
AAA                                                                   74.19%
AA                                                                    10.57
A                                                                     10.47
BBB                                                                    2.73
BB                                                                     0.74
B                                                                      1.30
                                                                     ------
Total:                                                               100.00%
                                                                     ======

                                              STRIKE   NUMBER OF
 CALL OPTIONS                      EXPIRATION PRICE    CONTRACTS      VALUE
 ------------                      ---------- ------- -----------  -----------
 OTC GBP Swaps Option              06/15/2007 $  4.85 (31,000,000) $    (6,135)
 OTC ECAL Swaps Option             12/20/2007    5.15 (60,600,000)    (911,448)
 OTC ECAL BRITLE Swaps Option      07/02/2007    5.00 (82,700,000)    (586,978)
 Eurodollar Midcurve 1YR Futures   06/15/2007   95.75      (1,977)    (234,769)
 U.S. Treasury Notes 10 YR Futures 05/25/2007  110.00      (1,125)    (193,359)
 Swaption                          08/08/2007    4.90 (28,000,000)    (174,845)
                                                                   -----------
                                                                   $(2,107,534)
                                                                   ===========

(Written Option Premium $3,517,322)

                                  INTEREST
 SECURITIES SOLD SHORT              RATE    MATURITY    PROCEEDS      VALUE
 ---------------------            -------- ---------- ------------ ------------
 U.S. Treasury Notes                3.25%   8/15/2007 $ 28,694,601 $ 28,815,357
 U.S. Treasury Notes                3.00%  11/15/2007   29,213,638   29,641,410
 U.S. Treasury Notes                4.88%   2/15/2012   75,458,729   75,278,116
 U.S. Treasury Notes                4.75%   5/15/2014   23,316,216   23,012,861
                                                      ------------ ------------
                                                      $156,683,184 $156,747,744
                                                      ============ ============

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

FORWARD FOREIGN CURRENCY CONTRACTS TO BUY:

                                                                NET UNREALIZED
                                         VALUE AT   IN EXCHANGE  APPRECIATION/
   SETTLEMENT DATE CONTRACTS TO DELIVER 03/31/2007  FOR U.S. $  ( DEPRECIATION)
   --------------- -------------------- ----------- ----------- ---------------
     04/05/2007        1,180,000   AUD  $   956,133 $   905,060    $ 51,073
     04/26/2007        1,293,000   AUD    1,047,060   1,045,840       1,220
     05/03/2007        3,522,040   BRL    1,700,483   1,574,096     126,387
     05/03/2007       15,572,666   BRL    7,518,668   7,232,000     286,668
     05/03/2007        6,704,301   BRL    3,236,916   3,106,000     130,916
     06/04/2007        3,365,879   BRL    1,617,667   1,505,649     112,017
     06/04/2007        3,368,977   BRL    1,619,156   1,505,688     113,468
     06/04/2007        3,343,859   BRL    1,607,084   1,495,465     111,619
     06/04/2007        3,347,290   BRL    1,608,733   1,496,664     112,068
     06/04/2007        6,808,119   BRL    3,272,033   3,075,032     197,002
     06/04/2007        6,808,120   BRL    3,272,033   3,072,950     199,084
     06/04/2007        7,391,644   BRL    3,552,479   3,337,085     215,394
     03/04/2008          265,827   BRL      122,862     122,727         135
     04/05/2007        9,883,000   CAD    8,573,566   8,418,845     154,721
     04/05/2007       11,725,000   CAD   10,171,513   9,987,138     184,375
     05/08/2007      163,501,162   CLP      302,607     310,809      (8,203)
     05/08/2007      163,529,108   CLP      302,658     310,803      (8,145)
     05/08/2007      158,969,730   CLP      294,220     301,868      (7,648)
     06/19/2007       52,600,000   CLP       97,364      99,757      (2,393)
     05/09/2007       15,171,728   CNY    1,972,993   1,976,000      (3,007)
     05/09/2007       48,114,108   CNY    6,256,952   6,266,000      (9,048)
     05/09/2007       31,954,000   CNY    4,155,427   4,158,511      (3,085)
     05/09/2007       75,083,162   CNY    9,764,116   9,779,000     (14,884)
     05/09/2007       19,159,000   CNY    2,491,513   2,495,149      (3,635)
     05/09/2007       11,377,000   CNY    1,479,511   1,483,118      (3,607)
     05/09/2007       18,204,000   CNY    2,367,321   2,371,239      (3,917)
     11/21/2007       60,868,550   CNY    8,177,822   8,105,000      72,822
     11/21/2007       58,112,151   CNY    7,807,494   7,739,000      68,494
     11/26/2007       74,910,000   CNY   10,073,429  10,000,000      73,429
     11/26/2007       71,636,433   CNY    9,633,220   9,563,000      70,220
     01/10/2008       12,328,300   CNY    1,671,268   1,670,615         653
     01/10/2008       50,985,200   CNY    6,911,734   6,922,164     (10,431)
     01/10/2008       20,203,315   CNY    2,738,833   2,735,353       3,480
     01/10/2008       27,698,910   CNY    3,754,962   3,753,240       1,722
     01/10/2008       20,629,260   CNY    2,796,575   2,793,022       3,553
     01/10/2008       20,629,260   CNY    2,796,575   2,794,611       1,964
     04/04/2007        2,003,000   EUR    2,679,243   2,680,421      (1,177)
     04/26/2007        3,405,000   EUR    4,558,600   4,551,327       7,273
     04/26/2007       20,650,000   EUR   27,646,136  27,577,249      68,887
     06/20/2007       25,991,000   INR      595,759     583,281      12,479
     05/15/2007    2,654,799,000   JPY   22,720,449  22,061,186     659,263
     04/18/2007    6,500,241,000   KRW    6,911,657   6,985,000     (73,343)
     04/30/2007    5,383,201,050   KRW    5,725,439   5,743,000     (17,561)
     05/25/2007      318,571,000   KRW      339,006     340,354      (1,348)
     06/26/2007    1,575,400,000   KRW    1,677,599   1,672,168       5,431
     09/21/2007      454,926,000   KRW      485,319     483,804       1,514
     04/18/2007        4,020,000   MXN      363,611     361,332       2,279
     04/18/2007        4,020,000   MXN      363,611     361,429       2,182
     04/18/2007      108,707,437   MXN    9,832,634   9,802,736      29,898
     03/31/2008      116,747,437   MXN   10,343,156  10,363,732     (20,576)
     04/12/2007       38,151,860   NOK    6,278,808   6,149,063     129,746
     04/12/2007        5,931,390   NOK      976,153     955,982      20,171
     04/05/2007          192,000   NZD      137,330     128,890       8,441
     04/18/2007       25,304,095   PLN    8,756,106   8,745,000      11,106
     03/13/2008       25,304,095   PLN    8,809,049   8,757,560      51,489
     09/19/2007        2,707,147   RUB      104,283     103,415         868
     09/19/2007        2,707,147   RUB      104,283     103,504         779
     11/02/2007       22,863,707   RUB      880,548     861,157      19,391
     12/07/2007      213,483,240   RUB    8,219,917   8,142,000      77,917
     12/10/2007        3,578,874   RUB      137,797     136,546       1,251
     12/10/2007        4,013,180   RUB      154,520     153,175       1,345
     12/10/2007        4,119,946   RUB      158,630     157,280       1,351

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

                                                          IN     NET UNREALIZED
                                            VALUE AT   EXCHANGE   APPRECIATION/
      SETTLEMENT DATE CONTRACTS TO DELIVER 03/31/2007 FOR U.S. $ ( DEPRECIATION)
      --------------- -------------------- ---------- ---------- ---------------
        04/18/2007    12,111,550    SGD    7,990,561  7,942,000        48,561
        04/30/2007     1,679,000    SGD    1,108,553  1,098,419        10,134
        09/21/2007       659,000    SGD      439,031    434,754         4,277
        05/02/2007     5,265,000    TWD      159,597    159,328           268
        05/02/2007     5,483,993    TWD      166,235    165,880           355
        05/02/2007     5,473,412    TWD      165,914    165,580           334
        05/02/2007     5,586,547    TWD      169,344    169,136           208
                                                                   ----------
                                                                   $3,277,673
                                                                   ==========

FORWARD FOREIGN CURRENCY CONTRACTS TO SELL:

                                                                 NET UNREALIZED
    SETTLEMENT                           VALUE AT   IN EXCHANGE  APPRECIATION/
       DATE       CONTRACTS TO DELIVER  03/31/2007  FOR U.S. $   (DEPRECIATION)
    ----------    -------------------- ------------ ------------ --------------
    04/19/2007        3,125,999   AUD  $  2,531,918 $  2,499,236  $   (32,682)
    05/03/2007        8,427,724   BRL     4,213,849    4,082,000     (131,849)
    05/03/2007        8,700,640   BRL     4,200,773    4,160,000      (40,773)
    05/03/2007        8,104,815   BRL     3,913,101    3,890,000      (23,101)
    05/03/2007          265,827   BRL       128,344      128,109         (235)
    06/04/2007       12,836,578   BRL     6,169,356    6,008,227     (161,128)
    04/05/2007       21,608,000   CAD    18,745,080   18,467,271     (277,808)
    04/05/2007        5,635,612   CAD     4,888,930    4,883,000       (5,930)
    04/05/2007       11,795,988   CAD    10,233,095   10,226,000       (7,095)
    05/09/2007       20,203,315   CNY     2,627,320    2,638,886       11,566
    05/09/2007       27,698,910   CNY     3,602,078    3,620,773       18,695
    05/09/2007       20,629,260   CNY     2,682,712    2,694,698       11,986
    05/09/2007       20,629,260   CNY     2,682,712    2,693,115       10,403
    06/07/2007      173,353,000   DKK    31,190,125   30,784,927     (405,199)
    04/26/2007      155,232,000   EUR   207,823,969  207,483,246     (340,722)
    04/26/2007        2,003,000   EUR     2,681,608    2,682,824        1,216
    04/05/2007       10,146,000   GBP    19,971,691   19,829,951     (141,740)
    04/12/2007        3,194,000   GBP     6,287,078    6,149,063     (138,015)
    04/12/2007          497,000   GBP       978,296      955,982      (22,314)
    05/15/2007      585,086,560   JPY     5,007,320    4,960,000      (47,320)
    05/15/2007    1,405,001,000   JPY    12,024,358   12,032,291        7,933
    05/15/2007      443,643,062   JPY     3,796,811    3,827,000       30,189
    04/18/2007      116,747,437   MXN    10,559,855   10,582,618       22,762
    04/18/2007       25,304,095   PLN     8,756,106    8,707,534      (48,571)
                                                                  -----------
                                                                  $(1,709,732)
                                                                  ===========
--------
AUD - Australian Dollar                      KRW - South Korean Won
BRL - Brazilian Real                         MXN - Mexican Peso
CAD - Canadian Dollar                        NOK - Norwegian Krone
CLP - Chilean Peso                           NZD - New Zealand Dollar
CNY - China Yuan Renminbi                    PLN - Polish Zloty
EUR - Euro Dollar                            RUB - Russian Ruble
GBP - British Pound                          SGD - Singapore Dollar
INR - Indian Rupee                           TWD - Taiwan Dollar
JPY - Japenese Yen

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

The futures contracts outstanding as of March 31, 2007 and the description and unrealized appreciation or depreciation were as follows:

                                                                                               UNREALIZED
                                                                   NUMBER OF                 APPRECIATION/
DESCRIPTION                                        EXPIRATION DATE CONTRACTS NOTIONAL VALUE  (DEPRECIATION)
-----------                                        --------------- --------- --------------  --------------
Euribor Future                                     September 2007      390   $   93,405,000    $ (482,467)
Germany Federal Republic Bonds 10 Year Futures     June 2007           340       39,072,800      (559,301)
LIBOR Futures                                      December 2008     1,231      145,196,450      (480,966)
LIBOR Futures                                      September 2008      494       58,248,775      (206,638)
LIBOR Futures                                      June 2008           753       88,759,875      (315,936)
LIBOR Futures                                      March 2008        1,242      146,323,125      (526,634)
LIBOR Futures                                      December 2007     1,094      128,832,175      (349,572)
Option on Future                                   December 2007     2,400                0       (29,527)
Option on Future                                   March 2008          768                0        (9,449)
EuroDollar Futures                                 June 2008        11,294    2,692,066,075      (235,313)
EuroDollar Futures                                 March 2008        6,785    1,616,102,188     2,561,275
EuroDollar Futures                                 December 2007     1,645      391,201,563        68,388
EuroDollar Futures                                 June 2007         2,658      629,514,075       (96,825)
U.S. Treasury Note 5 Year Futures                  June 2007            38        4,020,281        20,484
U.S. Treasury Bond Futures                         June 2007           103       11,458,750      (200,367)
Option on Futures                                  May 2007           (130)         (53,300)      (29,557)
Option on Futures                                  May 2007           (130)          (5,200)       38,250
U.S. Treasury Note 2 Year Futures                  June 2007        (3,091)    (633,316,919)      274,156
U.S. Treasury Note 10 Year Futures                 June 2007        (1,879)    (203,166,875)    1,145,891

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

Open swap agreements at March 31, 2007 were as follows:

Notional       Expiration
Amount            Date               Description                Value
--------       ---------- ----------------------------------- --------
   600,000 USD  5/20/2007 Agreement with J.P. Morgan Chase    $    547
                          Bank dated 06/6/2005 to receive
                          semi-annually the notional amount
                          multiplied by 0.77% and to pay par
                          in the event of default of
                          underlying soveraign entities of
                          the Russian Federation 2.250% due
                          03/31/2030.

 8,700,000 USD 12/20/2007 Agreement with Morgan Stanley          1,104
                          Capital Services, Inc., dated
                          12/15/2006 to receive the notional
                          amount multiplied by 0.26% and to
                          pay semi-annually the notional
                          amount of underlying soveraign
                          entities of the Russian Federation.

27,000,000 USD  3/20/2008 Agreement with Lehman Brothers          (786)
                          Specials Financing , Inc. dated
                          12/22/2006 to receive the notional
                          amount multiplied by 0.055% and to
                          pay quarterly the notional amount
                          of underlying entities of American
                          International Group, Inc.

   300,000 USD 12/20/2008 Agreement with J.P. Morgan Chase      (6,114)
                          Bank dated 02/12/2004 to pay
                          quarterly the notional amount
                          multiplied by 1.35% and to receive
                          par in the event of default of
                          underlying entities of Capital One
                          Financing Corporation 8.750% due
                          2/1/2007.

 1,200,000 USD 12/20/2008 Agreement with Lehman Brothers       (18,109)
                          dated 10/14/2003 to pay quarterly
                          the notional amount multiplied by
                          0.97% and to receive par in the
                          event of default of underlying
                          entities of Goodrich Corporation
                          7.625% due 12/15/2012.

 1,200,000 USD 12/20/2008 Agreement with Lehman Brothers       (10,332)
                          dated 10/14/2003 to pay quarterly
                          the notional amount multiplied by
                          0.53% and to receive par in the
                          event of default of underlying
                          entities of Lockheed Martin
                          Corporation 8.20% due 12/1/2009.

 1,200,000 USD 12/20/2008 Agreement with Lehman Brothers        (9,326)
                          dated 10/14/2003 to pay quarterly
                          the notional amount multiplied by
                          0.48% and to receive par in the
                          event of default of underlying
                          entitiesof Northrop Grumman
                          Corporation 7.125% due 02/15/2011.

 5,000,000 USD 12/20/2008 Agreement with Lehman Brothers           509
                          dated 12/14/2006 to receive the
                          notional amount multiplied by
                          0.31% and to pay the semi-annually
                          notional amount in underlying
                          soveraign entities of Russian
                          Federation.

 5,000,000 USD 12/20/2008 Agreement with Lehman Brothers        (3,458)
                          dated 12/06/2006 to pay the
                          sem-notional amount multiplied by
                          0.29% and to received par in the
                          event of default entity of
                          Petroleos Mexicanos 9.500% due
                          9/15/2027.

 7,000,000 USD 12/20/2008 Agreement with Lehman Brothers        (4,456)
                          dated 12/18/2006 to receive the
                          notional amount multiplied by
                          0.40% and to pay the quarterly
                          notional amount in underlying
                          soveraign entities of Republic of
                          Indonesia.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO - CONTINUED

Notional        Expiration
Amount             Date                   Description                   Value
--------        ---------- ------------------------------------------ ---------
  5,300,000 USD 12/20/2008 Agreement with Lehman Brothers dated       $  (5,241)
                           12/14/2006 to receive the notional amount
                           multiplied by 0.32% and to pay the
                           semi-annually notional amount in
                           underlying soveraign entities of Republic
                           of Peru.

584,000,000 USD  6/20/2009 Agreement with Bank of America, N.A.         703,942
                           dated 03/01/2007 to receive semi-annually
                           the notional amount multiplied by 5.00%
                           and to pay the semi-annually notional
                           amount muliplied by the 3 month
                           USD-LIBOR-BBA.

  4,800,000 USD  6/20/2010 Agreement with Morgan Stanley Capital        228,902
                           Services, Inc., dated 04/14/2005 to
                           receive semi-annually the notional amount
                           multiplied by 2.10% and to pay par in
                           event of default of underlying sovereign
                           entities of the Dow Jones CDX Emerging
                           Markets Index.

    500,000 USD  9/20/2010 Agreement with Merrill Lynch                  14,854
                           International dated 07/27/2005 to receive
                           quarterly the notional amount multiplied
                           by 3.80% and to pay par in the event of
                           default of Ford Motor Credit Co. 7.00%
                           due 10/1/2013.

    300,000 USD  9/20/2010 Agreement with Lehman Brothers dated          (9,543)
                           10/7/2005 to pay semi-annually the
                           notional amount multiplied by 2.26% and
                           to receive par in the event of default of
                           Republic of Turkey 11.875% due 01/15/2030.

    700,000 USD 10/20/2010 Agreement with Morgan Stanley Capital        (20,784)
                           Services, Inc. dated 10/11/2005 to pay
                           semi-annually the notional amount
                           multiplied by 2.20% and to receive par in
                           the event of default of Republic of
                           Turkey 11.875% due 01/15/2030.

  1,000,000 USD 10/20/2010 Agreement with Lehman Brothers dated         (26,803)
                           09/29/2005 to pay semi-annually the
                           notional amount multiplied by 2.11% and
                           to receive par in the event of default of
                           Republic of Turkey 11.875% due 01/15/2030.

  5,000,000 USD  6/20/2011 Agreement with Merrill Lynch Capital          17,028
                           Services, Inc., dated 11/30/2006 to pay
                           the notional amount multiplied by 0.51%
                           and to receive quarterly notional amount
                           in underlying entity of Boston Scientific
                           Corp.

  5,000,000 USD  6/20/2011 Agreement with Merrill Lynch Capital          70,023
                           Services, Inc., dated 12/01/2006 to pay
                           the notional amount multiplied by 1.29%
                           and to receive quarterly notional amount
                           in underlying entity of GMAC LLC.

  4,200,000 USD  9/20/2011 Agreement with J.P. Morgan Chase Bank,        (5,892)
                           dated 11/09/2006 to pay the notional
                           amount multiplied by 0.46% and to receive
                           quarterly notional amount in underlying
                           entity of Health Care Property Investors,
                           Inc.

 25,425,000 USD 12/20/2011 Agreement with Lehman Brothers Specials     (720,005)
                           Financing , Inc. dated 09/28/2007 to pay
                           the notional amount multiplied by 3.25%
                           and to receive the notional amount in the
                           underlying entity of Dow Jones
                           CDX.NA.HY.7.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO - CONTINUED

Notional        Expiration
Amount             Date                  Description                   Value
--------        ---------- ---------------------------------------- -----------
  2,000,000 USD  1/20/2012 Agreement with Lehman Brothers Specials  $    (2,123)
                           Financing , Inc. dated 11/19/2007 to
                           pay the notional amount multiplied by
                           0.39% and to receive semi-annually the
                           notional amount in the underlying
                           entity of United Mexican States.

 10,000,000 USD  3/20/2012 Agreement with Bank of America N.A.,         227,732
                           dated 03/02/2007 to receive the
                           notional amount multiplied by 0.62% and
                           to pay quaterly the notional amount of
                           underlying entities of Pulte Homes, Inc.

 10,000,000 USD  3/20/2017 Agreement with Bank of America N.A.,         251,920
                           dated 03/02/2007 to receive the
                           notional amount multiplied by 0.71% and
                           to pay quaterly the notional amount of
                           underlying entities of D.R. Horton, Inc.

109,700,000 USD  6/20/2012 Agreement with Lehman Brothers Specials      103,300
                           Financing , Inc. dated 02/16/2007 to
                           receive semi-annually the notional
                           amount multiplied by 5.00% and to pay
                           the semi-annually notional amount
                           multiplied by the 3 month USD-LIBOR-BBA.

  2,000,000 USD  6/20/2012 Agreement with J.P. Morgan Chase Bank          4,574
                           dated 3/21/2007 to receive quarterly
                           the notional amount multiplied by 0.43%
                           and to pay par in the event of default
                           of underlying soveraign entities of the
                           International Paper Company 5.850% due
                           10/30/2012.

  4,000,000 USD  6/20/2012 Agreement with Morgan Stanley Capital            873
                           Services, Inc. dated 03/21/2007 to pay
                           the notional amount multiplied by
                           0.475% and to receive quarterly the
                           notional amount in the underlying
                           entity of International Paper Company.

  2,500,000 USD  3/20/2013 Agreement with Morgan Stanley Capital         (4,845)
                           Services, Inc. dated 11/01/2006 to pay
                           the notional amount multiplied by 0.15%
                           and to receive quarterly the notional
                           amount in the underlying entity of
                           Wyeth.

  6,100,000 USD  3/20/2013 Agreement with Merrill Lynch Capital         207,667
                           Services, Inc., dated 11/07/2006 to pay
                           the notional amount multiplied by 0.64%
                           and to receive quarterly the notional
                           amount in the underlying entity of
                           Pulte Homes, Inc.

 60,000,000 USD  6/20/2014 Agreement with Morgan Stanley Capital       (220,414)
                           Services, Inc. dated 01/25/2007 to
                           receive semi-annually the notional
                           amount multiplied by 2.50% and to pay
                           semi-anually the notional amount
                           multiplied by 3 month JPY-LIBOR-BBA.

292,800,000 USD  6/20/2014 Agreement with Bank of America, N.A.      (1,075,621)
                           dated 02/01/2007 to receive
                           semi-annually the notional amount
                           multiplied by 5.00% and to pay the
                           semi-annually notional amount
                           multiplied by the 3 month USD-LIBOR-BBA.

 17,400,000 USD 12/20/2016 Agreement with Morgan Stanley Capital        (13,161)
                           Services, Inc. dated 11/09/2006 to pay
                           the notional amount multiplied by 0.65%
                           and to receive par in the event of
                           default of underlying entity of the Dow
                           Jones CDA.Na IG.7.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO - CONTINUED

Notional        Expiration
Amount             Date                  Description                   Value
--------        ---------- ---------------------------------------  -----------
  3,900,000 USD 12/20/2016 Agreement with Lehman Brothers Specials  $    16,529
                           Financing , Inc. dated 11/01/2006 to
                           pay the notional amount multiplied by
                           0.34% and to receive quarterly notional
                           amount in the underlying entity of
                           Morgan Stanley.

 31,400,000 USD 12/20/2016 Agreement with Bank of America, N.A.         (23,751)
                           dated 09/21/2006 to pay the notional
                           amount multiplied by 0.65% and to
                           receive notional amount in the
                           underlying entity of Dow Jones CDX.N.A.

  8,900,000 USD  3/20/2017 Agreement with Bank of America N.A.,         738,129
                           dated 03/02/2007 to receive the
                           notional amount multiplied by 0.52% and
                           to pay quaterly the notional amount of
                           underlying entities of Centrex
                           Corporation.

 72,000,000 USD  6/20/2017 Agreement with Bank of America N.A.,         977,550
                           dated 12/07/2006 to pay semi-annually
                           the notional amount multiplied by 5.00%
                           and to receive the notional amount
                           mutiplied by 3 month USD-LIBOR-BBA.

297,400,000 USD  6/20/2017 Agreement with Lehman Brothers dated       4,037,824
                           10/14/2003 to pay semi-annually the
                           notional amount multiplied by 5.00%and
                           to pay semi-annually the notional
                           amount multiplied by 3 month
                           USD-LIBOR-BBA.

  5,800,000 USD  6/20/2017 Agreement with J.P. Morgan Chase Bank,        78,747
                           dated 12/08/2006 to pay semi-annually
                           the notional amount multiplied by 5.00%
                           and to pay semi-annually the notional
                           amount multiplied by 3 month
                           USD-LIBOR-BBA.

 22,500,000 USD  6/20/2037 Agreement with Morgan Stanley Capital       (258,750)
                           Services, Inc., dated 11/29/2006 to
                           receive the notional amount and to pay
                           semi-annually the notional amount
                           multiplied by 3 month USD-LIBOR-BBA.

 91,100,000 USD  6/20/2037 Agreement with Bank of America N.A.,      (5,250,813)
                           dated 12/21/2006 to receive
                           semi-annually the notional amount
                           multiplied by 5.00% and to pay the
                           notional amount mutiplied by 3 month
                           USD-LIBOR-BBA.

 68,000,000 USD  6/20/2037 Agreement with Lehman Brothers dated      (3,919,377)
                           12/18/2006 to receive semi-annually the
                           notional amount multiplied by 5.00% and
                           to pay the notional amount mutiplied by
                           3 month USD-LIBOR-BBA.

  4,300,000 USD  7/25/2045 Agreement with Lehman Brothers dated         134,375
                           01/24/06 to pay quarterly the notional
                           amount multiplied by 0.54% and to
                           receive par in event of default of
                           underlying sovereign entities of the
                           ABX.HE.A.06-01.

  5,000,000 USD   5/6/2046 Agreement with Bank of America N.A.,         496,500
                           dated 12/21/2006 to receive annually
                           the notional amount multiplied by 1.75%
                           and to pay the notional amount
                           mutiplied by 3 month USD-LIBOR plus
                           1.35%

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO - CONTINUED

Notional        Expiration
Amount             Date                  Description                   Value
--------        ---------- ---------------------------------------- -----------
  1,600,000 USD 12/10/2046 Agreement with Merrill Lynch Capital     $   126,080
                           Services, Inc., dated 12/07/2006 to pay
                           monthly the notional amount multiplied
                           by 2.0299% and to received par in the
                           event of default of Topanga 2006-2A B
                           1ML+145 144A 6.77%, due 12/10/2046.

318,100,000 AUD  1/15/2010 Agreement with Morgan Stanley Capital       (595,457)
                           Services Inc., dated 3/19/2007 to
                           receive semi-annually the notional
                           amount multiplied by 6.50% and to pay
                           semi-annually the notional amount
                           multiplied by the 6 month AUD-BBR-BBSW.

  2,400,000 EUR  3/15/2012 Agreement with Lehman Brothers dated           5,463
                           03/13/2007 to receive annually the
                           notional amount multiplied by
                           ([1+1.965%)^5] - 1)* and to pay
                           annually notional amount multiplied
                           [(Index Final/Index Initial) - 1].

 10,400,000 EUR  3/15/2012 Agreement with J.P. Morgan Chase Bank         15,534
                           dated 03/21/2007 to receive annually
                           the notional amount multiplied by
                           ([1+1.9475%)^5] - 1) and to pay
                           annually notional amount multiplied
                           [(FRCPxtob End Index/FRCPxtob Start
                           Index) - 1].

 91,100,000 EUR  6/16/2014 Agreement with Morgan Stanley Capital      1,845,895
                           Services, Inc. dated 03/16/2005 to
                           receive annually the notional amount
                           multiplied by 5.00% and pay
                           semi-annually notional amount
                           multiplied by EUR-EURIBOR-Telerate.

  2,600,000 EUR  6/17/2015 Agreement with J.P. Morgan Chase Bank        (55,491)
                           dated 6/21/2005 to receive annually the
                           notional amount multiplied by the 6
                           month EUR-EURIBOR-Telerate and to pay
                           annually the notional amount multiplied
                           by 4.50%.

 25,000,000 EUR 12/15/2014 Agreement with Morgan Stanley Capital        556,322
                           Services, Inc. dated 07/18/2006 to pay
                           annually the notional amount multiplied
                           by 4.00% and receive Annually the
                           notioanl amount multiplied by 3 month
                           EUR -EURIBOR-Telerate.

 26,700,000 EUR  6/18/2034 Agreement with Morgan Stanley Capital      4,782,146
                           Services, Inc. dated 02/07/2006 to
                           receive annually the notional amount
                           multiplied by .00% and pay Annually the
                           notioanl amount multiplied by 6 month
                           EUR -EURIBOR-Telerate.

 16,200,000 GBP  6/15/2016 Agreement with Merrill Lynch Capital        (889,919)
                           Services, Inc., dated 11/15/2005 to
                           receive semi-annually the notional
                           amount multiplied by 5.00% and to pay
                           semi-annually the notional amount
                           multiplied by the 6 month GBP-LIBOR-BBA.

  4,700,000 GBP  9/15/2015 Agreement with Morgan Stanley Capital       (264,339)
                           Services, Inc. dated 06/16/206 to
                           receive semi-annually the notional
                           amount multiplied by 5.00% and pay
                           semi-annually multiplied by the 6 month
                           GBP-LIBOR-BBA.

    700,000 GBP  6/18/2034 Agreement with Morgan Stanley Capital        (75,671)
                           Services, Inc. dated 11/23/2005 to
                           receive semi-annually the notional
                           amount multiplied by 5.00% and pay
                           semi-annually multiplied by the 6 month
                           GBP-LIBOR-BBA.

 14,100,000 GBP  6/18/2034 Agreement with Merrill Lynch Capital      (1,534,813)
                           Services, Inc., dated 11/15/2005 to
                           receive semi-annually the notional
                           amount multiplied by the 6 month
                           GBP-LIBOR-BBA and pay semi-annually the
                           notional amount multiplied by 5.00%

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO - CONTINUED

                    Expiration
Notional Amount        Date               Description                 Value
---------------     ---------- ----------------------------------  -----------
    25,000,000  GBP 12/15/2035 Agreement with Morgan Stanley       $ 1,125,414
                               Capital Services, Inc. dated
                               11/3/2005 to receive semi-annually
                               the notional amount multiplied by
                               6 month GBP-LIBOR-BBA and to pay
                               semi-annually notional amount
                               multiplied by 4.00%.

17,400,000,000  JPY  9/18/2008 Agreement with Morgan Stanley            98,373
                               Capital Services Inc., dated
                               01/12/2007 to pay semi-annually
                               the notional amount multiplied by
                               the 6 month JPY-LIBOR-BBA and to
                               recieve semi-annually the notional
                               amount multiplied by 1.00%.

    78,900,000  MXN   9/5/2016 Agreement with Merrill Lynch            381,512
                               Capital Services, Inc., dated
                               11/15/2006 to receive the notional
                               amount multiplied by 8.72% and to
                               pay the notional amount multiplied
                               by the 28 days MXN-TIIE-BANXICO.

   207,000,000  MXN  11/4/2016 Agreement with Merrill Lynch            305,672
                               Capital Services, Inc., dated
                               12/01/2006 to receive the notional
                               amount multiplied by 8.17% and to
                               pay the notional amount multiplied
                               by the 28 days MXN-TIIE-BANXICO.

    72,700,000  MXN  11/4/2016 Agreement with Merrill Lynch            107,354
                               Capital Services, Inc., dated
                               03/09/2007 to receive the notional
                               amount multiplied by 8.17% and to
                               pay the notional amount multiplied
                               by the 28 days MXN-TIIE-BANXICO.

   185,700,000  NZD  6/15/2009 Agreement with Morgan Stanley        (1,510,175)
                               Capital Services, Inc. dated
                               12/15/2006 to receive
                               semi-annually the notional amount
                               multiplied by 7.250% and to pay
                               semi-annually notional amount
                               multiplied by 3 months
                               NZD-BBR-FRA%.

    40,400,000  NZD  6/15/2009 Agreement with Morgan Stanley          (328,546)
                               Capital Services, Inc. dated
                               12/15/2006 to receive
                               semi-annually the notional amount
                               multiplied by 7.250% and to pay
                               semi-annually notional amount
                               multiplied by 3 months
                               NZD-BBR-FRA%.
                                                                   -----------
                                                                   $   798,279
                                                                   ===========

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES   VALUE
--------------------                                         ------ ----------
COMMON STOCKS -- 99.0%

AEROSPACE & DEFENSE -- 2.6%
General Dynamics Corp.                                        7,304 $  558,026
United Technologies Corp.                                     9,432    613,080
                                                                    ----------
                                                                     1,171,106
                                                                    ----------
AIRLINES -- 0.7%
Southwest Airlines Co.                                       21,430    315,021
                                                                    ----------
AUTO COMPONENTS -- 1.5%
Johnson Controls, Inc.                                        7,381    698,390
                                                                    ----------
AUTOMOBILES -- 0.6%
Ford Motor Co.                                               34,192    269,775
                                                                    ----------
BANKS -- 7.3%
Bank of America Corp.                                         7,195    367,089
Compass Bancshares, Inc.                                      2,154    148,195
First Horizon National Corp.                                  4,447    184,684
National City Corp.                                          15,810    588,922
SunTrust Banks, Inc.                                          6,744    560,022
U.S. Bancorp                                                 14,347    501,715
Wachovia Corp.                                                4,365    240,293
Wells Fargo & Co.                                            14,262    491,041
Zions Bancorporation                                          2,600    219,752
                                                                    ----------
                                                                     3,301,713
                                                                    ----------
BEVERAGES -- 1.3%
PepsiCo, Inc.                                                 9,020    573,311
                                                                    ----------
CHEMICALS -- 1.9%
Air Products & Chemicals, Inc.                                2,901    214,558
Dow Chemical Co. (The)                                        5,808    266,355
E.I. du Pont de Nemours & Co.                                 2,179    107,708
Ecolab, Inc.                                                  3,849    165,507
Praxair, Inc.                                                 1,732    109,047
                                                                    ----------
                                                                       863,175
                                                                    ----------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Automatic Data Processing, Inc.                               5,954    288,174
                                                                    ----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 2.8%
Cisco Systems, Inc. *                                        11,704    298,803
Motorola, Inc.                                               25,993    459,296
Nokia Oyj (ADR)                                              21,315    488,540
                                                                    ----------
                                                                     1,246,639
                                                                    ----------
COMPUTERS & PERIPHERALS -- 3.0%
Dell, Inc. *                                                 12,832    297,831
EMC Corp. *                                                   7,961    110,260
Hewlett-Packard Co.                                          14,781    593,309
Sun Microsystems, Inc. *                                     62,956    378,365
                                                                    ----------
                                                                     1,379,765
                                                                    ----------
ELECTRIC SERVICES -- 0.6%
Southern Co.                                                  7,007    256,807
                                                                    ----------
ELECTRIC UTILITIES -- 0.6%
Consolidated Edison, Inc.                                     4,384    223,847
PG&E Corp.                                                    1,116     53,869
                                                                    ----------
                                                                       277,716
                                                                    ----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.6%
Emerson Electric Co.                                          6,444    277,672
                                                                    ----------

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
FINANCIAL - DIVERSIFIED -- 4.8%
American Express Co.                                           5,364 $  302,530
Federated Investors, Inc. - Class B                            5,626    206,587
Merrill Lynch & Co., Inc.                                      5,941    485,201
State Street Corp.                                             9,577    620,111
T. Rowe Price Group, Inc.                                      2,978    140,532
Washington Mutual, Inc.                                       10,148    409,776
                                                                     ----------
                                                                      2,164,737
                                                                     ----------
FOOD & DRUG RETAILING -- 3.3%
H.J. Heinz Co.                                                 8,810    415,127
Sysco Corp.                                                   10,193    344,829
Walgreen Co.                                                  15,785    724,374
                                                                     ----------
                                                                      1,484,330
                                                                     ----------
FOOD PRODUCTS -- 4.2%
Campbell Soup Co.                                             10,340    402,743
General Mills, Inc.                                            5,606    326,381
Hershey Co. (The)                                              7,030    384,260
Kellogg Co.                                                    3,662    188,337
Kraft Foods, Inc. - Class A                                   11,480    363,457
Sara Lee Corp.                                                13,351    225,899
                                                                     ----------
                                                                      1,891,077
                                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.6%
Becton, Dickinson & Co.                                        9,042    695,239
Biomet, Inc.                                                  11,890    505,206
C.R. Bard, Inc.                                                5,308    422,039
Medtronic, Inc.                                                6,292    308,686
St. Jude Medical, Inc. *                                       8,835    332,284
Zimmer Holdings, Inc. *                                        3,301    281,939
                                                                     ----------
                                                                      2,545,393
                                                                     ----------
HOUSEHOLD PRODUCTS -- 1.4%
Clorox Co.                                                     1,725    109,865
Colgate-Palmolive Co.                                          7,991    533,719
                                                                     ----------
                                                                        643,584
                                                                     ----------
INDUSTRIAL - DIVERSIFIED -- 1.9%
3M Co.                                                         3,683    281,491
General Electric Co.                                          11,730    414,773
Rockwell Automation, Inc. *                                    3,062    183,322
                                                                     ----------
                                                                        879,586
                                                                     ----------
INSURANCE -- 3.0%
Chubb Corp. (The)                                             15,199    785,332
Hartford Financial Services Group, Inc. (The)                  3,393    324,303
SAFECO Corp.                                                   3,871    257,151
                                                                     ----------
                                                                      1,366,786
                                                                     ----------
IT CONSULTING & SERVICES -- 0.9%
DST Systems, Inc. *                                            3,322    249,814
Fiserv, Inc. *                                                 3,227    171,225
                                                                     ----------
                                                                        421,039
                                                                     ----------
MACHINERY -- 5.0%
Caterpillar, Inc.                                              7,726    517,874
Deere & Co.                                                    7,052    766,129
PACCAR, Inc.                                                  11,804    866,414
Parker Hannifin Corp.                                          1,440    124,286
                                                                     ----------
                                                                      2,274,703
                                                                     ----------
MEDIA -- 6.8%
Gannett Co., Inc.                                              5,893    331,717
McGraw-Hill Cos., Inc.                                        18,645  1,172,398

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
Omnicom Group, Inc.                                            5,219 $  534,321
Reed Elsevier NV (ADR)                                        22,824    810,252
Walt Disney Co. (The)                                          6,240    214,843
                                                                     ----------
                                                                      3,063,531
                                                                     ----------
METALS & MINING -- 2.5%
Alcoa, Inc.                                                   16,038    543,688
Rio Tinto Plc (ADR)                                            2,608    594,129
                                                                     ----------
                                                                      1,137,817
                                                                     ----------
OFFICE FURNISHING & SUPPLIES -- 1.3%
Canon, Inc. (ADR)                                             10,974    589,084
                                                                     ----------
OIL & GAS -- 8.4%
Apache Corp.                                                   6,536    462,095
Chevron Corp.                                                 14,819  1,096,013
ConocoPhillips                                                 7,638    522,057
Exxon Mobil Corp.                                              9,702    732,016
Occidental Petroleum Corp.                                     9,069    447,193
Pioneer Natural Resources Co.                                  7,345    316,643
Weatherford International, Ltd. *                              5,473    246,832
                                                                     ----------
                                                                      3,822,849
                                                                     ----------
PERSONAL PRODUCTS -- 0.3%
Estee Lauder Companies, Inc. - Class A                         2,654    129,648
                                                                     ----------
PHARMACEUTICALS -- 7.1%
Abbott Laboratories                                            8,687    484,735
Barr Pharmaceuticals, Inc. *                                   6,644    307,949
Eli Lilly & Co.                                                5,641    302,978
Merck & Co., Inc.                                              5,109    225,665
Novartis AG (ADR) *                                            6,219    339,744
Pfizer, Inc.                                                  16,902    426,945
Roche Holding AG (ADR)                                         4,509    399,046
Schering-Plough Corp.                                         22,369    570,633
Teva Pharmaceutical Industries, Ltd. (ADR)                     3,763    140,849
                                                                     ----------
                                                                      3,198,544
                                                                     ----------
RETAIL - MULTILINE -- 3.5%
Costco Wholesale Corp.                                         1,735     93,412
CVS Corp.                                                      6,785    231,640
Federated Department Stores, Inc.                              8,399    378,375
Target Corp.                                                  12,949    767,358
Wal-Mart Stores, Inc.                                          2,351    110,379
                                                                     ----------
                                                                      1,581,164
                                                                     ----------
RETAIL - SPECIALTY -- 2.8%
Barnes & Noble, Inc.                                           3,561    140,481
Liz Claiborne, Inc.                                            2,894    124,008
Lowe's Cos., Inc.                                             11,798    371,519
Nordstrom, Inc.                                                8,790    465,343
Staples, Inc.                                                  5,718    147,753
                                                                     ----------
                                                                      1,249,104
                                                                     ----------
ROAD & RAIL -- 3.2%
Burlington Northern Santa Fe Corp.                             6,253    502,929
Norfolk Southern Corp.                                        18,424    932,254
                                                                     ----------
                                                                      1,435,183
                                                                     ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.7%
Applied Materials, Inc.                                       12,274    224,860
Intel Corp.                                                   22,324    427,058
Texas Instruments, Inc.                                       18,761    564,706
                                                                     ----------
                                                                      1,216,624
                                                                     ----------

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                         SHARES /
SECURITY DESCRIPTION                                    PAR AMOUNT    VALUE
--------------------                                    ---------- -----------
SOFTWARE -- 1.6%
Adobe Systems, Inc. *                                       7,124  $   297,071
Microsoft Corp.                                            15,603      434,855
                                                                   -----------
                                                                       731,926
                                                                   -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.6%
ALLTEL Corp.                                                2,976      184,512
AT&T, Inc.                                                 40,163    1,583,627
Verizon Communications, Inc.                                5,820      220,695
Windstream Corp. *                                          4,980       73,156
                                                                   -----------
                                                                     2,061,990
                                                                   -----------
Total Common Stocks (Cost $31,626,621)                              44,807,963
                                                                   -----------
SHORT-TERM INVESTMENT -- 1.5%
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/30/07 at 1.500% to be repurchased at
  $673,084 on 04/02/07 collateralized by $650,000
  FHLMC at 5.750% due 06/27/16 with a value of
  $686,563. (Cost -- $673,000)                           $673,000      673,000
                                                                   -----------
TOTAL INVESTMENTS -- 100.5% (Cost $32,299,621#)                     45,480,963
                                                                   -----------
Other Assets and Liabilities (net) -- (0.5)%                          (222,516)
                                                                   -----------
TOTAL NET ASSETS -- 100.0%                                         $45,258,447
                                                                   ===========
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $13,408,571 and $227,229 respectively, resulting in a net unrealized appreciation of $13,181,342.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation

MET INVESTORS SERIES TRUST
PIONEER MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
COMMON STOCKS -- 98.3%

AEROSPACE & DEFENSE -- 1.3%
L-3 Communications Holdings, Inc.                              2,355 $  205,992
                                                                     ----------
AUTO COMPONENTS -- 1.3%
BorgWarner, Inc.                                               2,770    208,913
                                                                     ----------
BANKS -- 4.5%
Hudson City Bancorp, Inc.                                     10,700    146,376
Keycorp                                                        5,945    222,759
Marshall & Ilsley Corp.                                        4,230    195,892
Zions Bancorporation                                           2,035    171,998
                                                                     ----------
                                                                        737,025
                                                                     ----------
BEVERAGES -- 1.5%
Molson Coors Brewing Co. - Class B                             2,625    248,378
                                                                     ----------
CHEMICALS -- 3.8%
Air Products & Chemicals, Inc.                                 4,475    330,971
International Flavors & Fragrances, Inc.                       6,250    295,125
                                                                     ----------
                                                                        626,096
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES -- 4.1%
Apollo Group, Inc. - Class A *                                 5,100    223,890
Equifax, Inc.                                                  5,920    215,784
Republic Services, Inc.                                        8,262    229,863
                                                                     ----------
                                                                        669,537
                                                                     ----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.0%
Andrew Corp. *                                                 7,570     80,166
Tellabs, Inc. *                                                9,000     89,100
                                                                     ----------
                                                                        169,266
                                                                     ----------
COMPUTERS & PERIPHERALS -- 2.9%
NCR Corp. *                                                    9,730    464,802
                                                                     ----------
CONTAINERS & PACKAGING -- 2.0%
Ball Corp.                                                     7,140    327,369
                                                                     ----------
ELECTRIC UTILITIES -- 10.1%
American Electric Power Co., Inc.                              4,285    208,894
Edison International                                           5,045    247,861
FirstEnergy Corp.                                              3,360    222,566
NRG Energy, Inc. *                                             4,165    300,047
NSTAR                                                          4,420    155,230
PPL Corp.                                                      6,560    268,304
Public Service Enterprise Group, Inc.                          2,880    239,155
                                                                     ----------
                                                                      1,642,057
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.3%
Harman International Industries, Inc.                          1,875    180,150
PerkinElmer, Inc.                                              3,195     77,383
Thomas & Betts Corp. *                                         5,240    255,817
Xerox Corp. *                                                 11,305    190,941
                                                                     ----------
                                                                        704,291
                                                                     ----------
FINANCIAL - DIVERSIFIED -- 6.1%
E*TRADE Financial Corp. *                                     14,435    306,311
Federated Investors, Inc. - Class B                            4,940    181,397
Janus Capital Group, Inc.                                      2,175     45,479
Legg Mason, Inc.                                               3,170    298,646
PNC Financial Services Group, Inc.                             2,330    167,690
                                                                     ----------
                                                                        999,523
                                                                     ----------

MET INVESTORS SERIES TRUST
PIONEER MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES   VALUE
--------------------                                        ------ ----------
FOOD & DRUG RETAILING -- 1.2%
Safeway, Inc.                                                5,495 $  201,337
                                                                   ----------
FOOD PRODUCTS -- 1.5%
Wm. Wrigley Jr. Co.                                          4,740    241,408
                                                                   ----------
FOOD RETAILERS -- 2.0%
Kroger Co. (The)                                            11,800    333,350
                                                                   ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Boston Scientific Corp. *                                    2,290     33,296
Cooper Cos., Inc. (The)                                      4,735    230,216
                                                                   ----------
                                                                      263,512
                                                                   ----------
HEALTH CARE PROVIDERS & SERVICES -- 5.1%
Aetna, Inc.                                                  5,700    249,603
CIGNA Corp.                                                  1,875    267,487
Laboratory Corp. of America Holdings *                       4,200    305,046
                                                                   ----------
                                                                      822,136
                                                                   ----------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
Carnival Corp.                                               1,235     57,872
Harrah's Entertainment, Inc.                                 3,495    295,153
                                                                   ----------
                                                                      353,025
                                                                   ----------
HOUSEHOLD PRODUCTS -- 1.3%
Fortune Brands, Inc.                                         2,740    215,967
                                                                   ----------
INDUSTRIAL - DIVERSIFIED -- 1.8%
Crane Co.                                                    3,070    124,089
KBR, Inc. *                                                  5,620    114,367
Tyco International, Ltd.                                     1,570     49,534
                                                                   ----------
                                                                      287,990
                                                                   ----------
INSURANCE -- 8.5%
Ambac Financial Group, Inc.                                  2,480    214,247
Aon Corp.                                                    4,790    181,829
Genworth Financial, Inc. - Class A                           3,697    129,173
Platinum Underwriters Holdings, Ltd.                         2,040     65,443
PMI Group, Inc. (The)                                        3,330    150,583
Progressive Corp. (The)                                      7,060    154,049
UnumProvident Corp.                                         21,075    485,357
                                                                   ----------
                                                                    1,380,681
                                                                   ----------
INTERNET SOFTWARE & SERVICES -- 1.4%
Juniper Networks, Inc. *                                    11,780    231,830
                                                                   ----------
MEDIA -- 3.6%
Entercom Communications Corp.                                1,380     38,889
Gannett Co., Inc.                                            1,785    100,478
Interpublic Group of Cos., Inc. *                           26,485    326,030
Viacom, Inc. - Class A *                                     2,785    114,491
                                                                   ----------
                                                                      579,888
                                                                   ----------
METALS & MINING -- 2.2%
Freeport-McMoRan Copper & Gold, Inc. - Class B               2,215    146,611
Massey Energy Co.                                            8,860    212,551
                                                                   ----------
                                                                      359,162
                                                                   ----------
OIL & GAS -- 7.2%
Hess Corp. *                                                 2,600    144,222
Plains Exploration & Production Co. *                        3,920    176,949
Questar Corp.                                                3,640    324,724
Southwestern Energy Co. *                                    4,350    178,263
Tesoro Corp.                                                 2,005    201,362

MET INVESTORS SERIES TRUST
PIONEER MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                         SHARES /
SECURITY DESCRIPTION                                    PAR AMOUNT    VALUE
--------------------                                    ---------- -----------
Weatherford International, Ltd. *                           3,215  $   144,997
                                                                   -----------
                                                                     1,170,517
                                                                   -----------
PHARMACEUTICALS -- 0.7%
Eli Lilly & Co.                                             2,175      116,819
                                                                   -----------
REAL ESTATE -- 3.2%
Annaly Mortgage Management, Inc. (REIT)                    10,859      168,097
Host Hotels & Resorts, Inc. (REIT) *                        6,400      168,384
ProLogis (REIT)                                             2,730      177,259
                                                                   -----------
                                                                       513,740
                                                                   -----------
RETAIL - MULTILINE -- 2.2%
Gap, Inc. (The)                                             3,480       59,891
J.C. Penney Co., Inc.                                       3,320      272,771
Sears Holdings Corp. *                                        150       27,024
                                                                   -----------
                                                                       359,686
                                                                   -----------
ROAD & RAIL -- 1.0%
CSX Corp.                                                   4,160      166,608
                                                                   -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.1%
National Semiconductor Corp.                                7,355      177,550
                                                                   -----------
SOFTWARE -- 2.7%
First Data Corp.                                            8,405      226,094
Symantec Corp. *                                           11,860      205,178
                                                                   -----------
                                                                       431,272
                                                                   -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.3%
Sprint Nextel Corp.                                        11,270      213,679
                                                                   -----------
TOBACCO -- 2.0%
Loews Corp. - Carolina Group                                4,285      323,989
                                                                   -----------
TRADING COMPANIES & DISTRIBUTORS -- 1.6%
W.W. Grainger, Inc.                                         3,340      257,982
                                                                   -----------
Total Common Stocks
(Cost $15,430,952)                                                  16,005,377
                                                                   -----------
SHORT-TERM INVESTMENT -- 4.2%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 03/30/07 at 1.500% to be repurchased at
  $675,084 on 04/02/07 collateralized by $660,000
  FHLMC 5.500% due 07/18/16 with a value of $691,350.
  (Cost -- $675,000)                                     $675,000      675,000
                                                                   -----------
TOTAL INVESTMENTS -- 102.5% (Cost $16,105,952#)                     16,680,377
                                                                   -----------
Other Assets and Liabilities (net) -- (2.5)%                          (405,729)
                                                                   -----------
TOTAL NET ASSETS -- 100.0%                                         $16,274,648
                                                                   ===========
--------
PORTFOLIO FOOTNOTES:
*  Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $796,196 and $221,771 respectively, resulting in a net unrealized appreciation of $574,425.

FHLMC - Federal Home Loan Mortgage Corporation
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
DOMESTIC BONDS & DEBT SECURITIES -- 35.9%

AEROSPACE & DEFENSE -- 0.2%
L-3 Communications Corp.
   6.125%, due 01/15/14                                   $  400,000 $  395,000
   6.375%, due 10/15/15                                      245,000    244,081
                                                                     ----------
                                                                        639,081
                                                                     ----------
AIRLINES -- 0.2%
Calair LLC/Calair Capital Corp. 8.125%, due 04/01/08         180,000    182,250
Continental Airlines, Inc. 8.499%, due 05/01/11              397,119    406,302
                                                                     ----------
                                                                        588,552
                                                                     ----------
ASSET-BACKED SECURITIES -- 2.0%
Aegis Asset Backed Securities Trust 6.970%, due 01/25/34
  (a)                                                        150,000    151,222
Alfa Diversified Payment Rights Finance Co. SA 7.255%,
  due 12/15/11 (144A) (a)(b)                               1,092,500  1,093,866
Ameriquest Mortgage Securities, Inc.
   8.400%, due 02/25/33-03/25/33 (a)                          29,098      3,189
   9.578%, due 02/25/33 (a)                                   59,000     38,167
   8.560%, due 10/25/33 (a)                                   25,000     25,040
Asset Backed Funding Corp.
   8.370%, due 12/25/32 (a)                                   19,131     19,283
   8.570%, due 12/25/32 (a)                                      733        725
Asset Backed Securities Corp.
   9.820%, due 01/15/33 (a)                                   18,864      1,717
   8.510%, due 04/15/33 (a)                                   20,794     18,477
Bank One Issuance Trust 6.280%, due 12/15/09 (a)             334,000    334,319
CDC Mortgage Capital Trust 9.070%, due 10/25/33 (a)            6,691      5,428
Conseco Finance Securitizations Corp.
   6.910%, due 05/01/33                                        5,000      5,188
   7.360%, due 09/01/33                                        3,824      3,891
   6.681%, due 12/01/33                                      225,279    228,482
DB Master Finance LLC 8.285%, due 06/20/31 (144A) (b)        210,000    214,985
Green Tree Financial Corp. 7.860%, due 03/01/30              188,000    166,867
Green Tree Home Improvement Loan Trust 7.100%, due
  01/15/21                                                     9,333      9,045
Greenpoint Manufactured Housing 8.450%, due 06/20/31         240,603    210,894
LNR CDO, Ltd. 8.070%, due 07/24/37 (144A) (a)(b)             215,000    215,000
Madison Avenue Manufactured Housing Contract Trust
  8.570%, due 03/25/32 (a)                                   250,000    176,159
Master Asset Backed Securities Trust 8.820%, due
  12/25/32 (a)                                                50,000     50,615
Merrill Lynch Mortgage Investors, Inc. 9.820%, due
  11/25/33 (a)                                                 6,065      2,013
Mid-State Trust 7.540%, due 02/15/36                          70,019     62,957
Morgan Stanley ABS Capital I, Inc. 9.070%, due 11/25/32
  (a)                                                          4,867      1,087
Morgan Stanley Dean Witter Capital I, Inc.
   8.995%, due 10/25/31 (a)                                   22,623     15,415
   9.070%, due 01/25/32-03/25/33 (a)                         105,182     32,330
   8.620%, due 02/25/32 (a)                                    6,843      1,207
   8.695%, due 05/25/32 (a)                                   13,526     11,253
   10.000%, due 10/25/32 (a)                                  10,247      1,724
PF Export Receivables Master Trust 6.436%, due 06/01/15
  (144A) (b)                                                 665,718    679,449
Power Receivables Finance LLC 6.290%, due 01/01/12
  (144A) (b)                                                 768,162    776,858
Structured Asset Investment Loan Trust 8.320%, due
  01/25/33 (a)                                                21,513     21,496
Taganka Car Loan Finance Plc 6.320%, due 11/14/13
  (144A) (a)(b)                                              816,099    820,180
TIAA Commercial Real Estate Securitization 6.840%, due
  05/22/37 (144A) (c)                                        100,000     99,600
                                                                     ----------
                                                                      5,498,128
                                                                     ----------
AUTO COMPONENTS -- 0.2%
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13          345,000    350,175

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
Titan International, Inc. 8.000%, due 01/15/12 (144A) (b) $  235,000 $  242,931
                                                                     ----------
                                                                        593,106
                                                                     ----------
AUTOMOTIVE LOANS -- 0.3%
Ford Motor Credit Co. 5.700%, due 01/15/10 (d)               830,000    795,035
                                                                     ----------
BANKS -- 1.4%
ALB Finance B.V. 9.250%, due 09/25/13                        400,000    390,000
ATF Bank 9.250%, due 04/12/12 (144A) (b)                     455,000    452,725
ATF Capital B.V. 9.250%, due 02/21/14 (144A) (b)(d)          525,000    513,844
Kazkommerts International B.V. 8.000%, due 11/03/15
  (144A) (b)                                                 505,000    515,100
Russian Standard Finance S.A. 7.500%, due 10/07/10
  (144A) (b)                                                 415,000    399,956
Sibacademfinance Plc 9.000%, due 05/12/09 (144A) (b)         700,000    709,386
Turanalem Finance B.V. 8.500%, due 02/10/15 (144A) (b)(d)    600,000    611,250
Western Financial Bank 9.625%, due 05/15/12                   90,000     97,944
                                                                     ----------
                                                                      3,690,205
                                                                     ----------
BEVERAGES -- 0.5%
Argentine Beverages Financial 7.375%, due 03/22/12
  (144A) (b)                                                 205,000    211,663
Cerveceria Nacional Dominicana 8.000%, due 03/27/14
  (144A) (b)                                                 350,000    357,000
CIA Brasileira de Bebidas 8.750%, due 09/15/13               600,000    699,000
                                                                     ----------
                                                                      1,267,663
                                                                     ----------
BUILDING MATERIALS -- 1.1%
Ainsworth Lumber Co., Ltd. 6.750%, due 03/15/14 (d)          825,000    577,500
Builders FirstSource, Inc. 9.610%, due 02/15/12 (a)          500,000    510,000
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A) (b)        353,000    347,427
NSG Holdings, LLC 7.750%, due 12/15/25 (144A) (b)            685,000    719,250
U.S. Concrete, Inc. 8.375%, due 04/01/14 (d)                 840,000    856,800
                                                                     ----------
                                                                      3,010,977
                                                                     ----------
CHEMICALS -- 1.7%
Basell Finance Co. B.V. 8.100%, due 03/15/27 (144A) (b)      295,000    296,475
Crystal U.S. Holdings 3 LLC, Series B 0.000%, due
  10/01/14 (e)                                             1,431,000  1,336,196
Georgia Gulf Corp. 9.500%, due 10/15/14 (144A) (b)(d)        975,000    940,875
Ineos Group Holdings Plc 7.875%, due 02/15/16
  (144A) (b)(m)                                              340,000    426,297
Kronos International, Inc. 6.500%, due 04/15/13              455,000    602,432
LPG International, Inc. 7.250%, due 12/20/15 (d)             400,000    414,000
Millennium America, Inc. 9.250%, due 06/15/08                 30,000     31,275
Nell AF SARL 8.375%, due 08/15/15 (144A) (b)                 430,000    624,683
                                                                     ----------
                                                                      4,672,233
                                                                     ----------
COAL -- 0.7%
Adaro Finance B.V. 8.500%, due 12/08/10 (144A) (b)         1,000,000  1,040,000
Massey Energy Co. 6.875%, due 12/15/13                       890,000    848,838
                                                                     ----------
                                                                      1,888,838
                                                                     ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.8%
CS First Boston Mortgage Securities Corp. 6.122%, due
  04/15/37 (144A) (c)                                         70,000     71,733
Global Signal Trust
   6.376%, due 12/15/14                                      560,000    542,529
   7.036%, due 02/15/36                                      275,000    278,088
Rural Housing Trust 6.330%, due 04/01/26                       7,429      7,418
Sasco Net Interest Margin Trust 0.000%, due 05/27/33
  (144A) (c)                                                  47,105          5
SBA CMBS Trust 6.904%, due 11/15/36 (144A) (b)               420,000    423,306
Timberstar Trust 7.530%, due 10/15/36 (144A) (b)             935,000    953,189
                                                                     ----------
                                                                      2,276,268
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
FTI Consulting, Inc. 7.750%, due 10/01/16                    450,000    474,750
HydroChem Industrial Services, Inc. 9.250%, due 02/15/13
  (144A) (b)                                                 660,000    679,800

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
Lamar Media Corp. 7.250%, due 01/01/13                    $   80,000 $   81,400
NCO Group, Inc. 10.230%, due 11/15/13 (144A) (a)(b)        1,800,000  1,813,500
Rural/Metro Corp. 9.875%, due 03/15/15                       555,000    591,075
                                                                     ----------
                                                                      3,640,525
                                                                     ----------
COMMUNICATIONS EQUIPMENT -- 0.4%
Anixter, Inc. 5.950%, due 03/01/15                         1,164,000  1,099,980
                                                                     ----------
CONSTRUCTION & ENGINEERING -- 0.5%
Dycom Industries, Inc. 8.125%, due 10/15/15                  930,000    981,150
Esco Corp. 9.230%, due 12/15/13 (144A) (a)(b)                325,000    339,625
                                                                     ----------
                                                                      1,320,775
                                                                     ----------
CONTAINERS & PACKAGING -- 0.4%
AEP Industries, Inc. 7.875%, due 03/15/13                    452,000    463,300
Graham Packaging Co., Inc. 9.875%, due 10/15/14 (d)          480,000    492,000
                                                                     ----------
                                                                        955,300
                                                                     ----------
ELECTRIC UTILITIES -- 1.7%
AES Corp. 8.750%, due 06/15/08                                 7,000      7,245
FPL Energy American Wind LLC 6.639%, due 06/20/23
  (144A) (b)                                                 660,800    689,600
FPL Energy Wind Funding LLC 6.876%, due 06/27/17
  (144A) (b)                                                 641,520    654,350
Kiowa Power Partners LLC 5.737%, due 03/30/21 (144A) (b)     650,000    636,895
Mission Energy Holding Co. 13.500%, due 07/15/08              30,000     32,850
Ormat Funding Corp. 8.250%, due 12/30/20                     914,672    930,679
Power Contract Financing III LLC 11.000%, due 02/05/10
  (144A) (b)                                               1,000,000    802,500
Sierra Pacific Power Co. 8.000%, due 06/01/08                  5,000      5,150
Tenaska Alabama Partners LP 7.000%, due 06/30/21
  (144A) (b)                                                 624,769    631,871
Westar Energy, Inc. 7.125%, due 08/01/09                     110,000    114,557
                                                                     ----------
                                                                      4,505,697
                                                                     ----------
ELECTRONICS -- 0.1%
Legrand S.A. 8.500%, due 02/15/25                             20,000     23,600
NXP B.V./NXP Funding LLC 7.875%, due 10/15/14 (144A) (b)     240,000    249,000
                                                                     ----------
                                                                        272,600
                                                                     ----------
ENERGY -- 1.0%
Caithness Coso Funding Corp. 6.263%, due 06/15/14
  (144A) (b)                                                 846,827    843,663
Copano Energy LLC 8.125%, due 03/01/16                       250,000    260,000
SemGroup LP 8.750%, due 11/15/15 (144A) (b)                  465,000    474,300
Southern Star Central Corp. 6.750%, due 03/01/16
  (144A) (b)                                                 160,000    160,800
Targa Resources, Inc. 8.500%, due 11/01/13 (144A) (b)        265,000    271,625
Tiverton Power Associates LP/Rumford Power Associates LP
  9.000%, due 07/15/18 (144A) (b)                             99,337    119,702
VeraSun Energy Corp. 9.875%, due 12/15/12 (d)                500,000    523,750
Williams Cos., Inc. 6.500%, due 12/01/08                      50,000     50,437
                                                                     ----------
                                                                      2,704,277
                                                                     ----------
ENTERTAINMENT & LEISURE -- 0.4%
Capitol Records, Inc. 8.375%, due 08/15/09 (144A) (c)         65,000     68,494
EMI Group Plc 9.750%, due 05/20/08 (o)                        20,000     40,986
Lottomatica SpA 8.250%, due 03/31/66 (144A) (b)              695,000  1,022,759
                                                                     ----------
                                                                      1,132,239
                                                                     ----------
ENVIRONMENTAL SERVICES -- 0.1%
Clean Harbors, Inc. 11.250%, due 07/15/12                    309,000    345,326
                                                                     ----------
FINANCIAL--DIVERSIFIED -- 1.2%
Arch Western Financial LLC 6.750%, due 07/01/13               20,000     19,775
Glencore Funding LLC 6.000%, due 04/15/14 (144A) (b)       1,010,000  1,002,520
Noble Group, Ltd. 6.625%, due 03/17/15 (144A) (b)(d)       1,550,000  1,463,586

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
SLM Corp. 4.000%, due 07/25/14 (a)(d)                     $  775,000 $  714,937
                                                                     ----------
                                                                      3,200,818
                                                                     ----------
FOOD PRODUCTS -- 0.3%
Cosan Finance, Ltd. 7.000%, due 02/01/17 (144A) (b)(d)       460,000    455,400
Eagle Family Foods, Inc., Series B 8.750%, due 01/15/08       10,000      9,100
Nutro Products, Inc. 9.400%, due 10/15/13 (144A) (a)(b)      320,000    331,200
                                                                     ----------
                                                                        795,700
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
HCA, Inc.
   7.190%, due 11/15/15                                       10,000      8,871
   8.360%, due 04/15/24                                       50,000     45,790
   7.690%, due 06/15/25                                       50,000     43,352
   9.625%, due 11/15/16 (144A)(b)                            455,000    492,537
Multicare Cos., Inc. 9.000%, due 08/01/07 (144a) (c)(f)      330,000      2,310
                                                                     ----------
                                                                        592,860
                                                                     ----------
HOMEBUILDERS -- 0.9%
Beazer Homes USA, Inc. 8.625%, due 05/15/11 (d)               85,000     83,513
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A) (a)(b)      610,000    605,324
K. Hovnanian Enterprises, Inc. 7.750%, due 05/15/13 (d)       30,000     27,450
Meritage Homes Corp. 6.250%, due 03/15/15 (d)                765,000    694,237
Urbi Desarrollos Urbanos S.A. de C.V. 8.500%, due
  04/19/16 (144A) (b)                                        485,000    531,560
WCI Communities, Inc.
   7.875%, due 10/01/13 (d)                                  460,000    443,900
   6.625%, due 03/15/15                                       80,000     75,200
                                                                     ----------
                                                                      2,461,184
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
Station Casinos, Inc. 6.625%, due 03/15/18                   845,000    756,275
Trump Entertainment Resorts, Inc. 8.500%, due 06/01/15
  (d)                                                        825,000    837,375
Wimar Opco LLC 9.625%, due 12/15/14 (144A) (b)             1,000,000  1,008,750
                                                                     ----------
                                                                      2,602,400
                                                                     ----------
INDUSTRIAL - DIVERSIFIED -- 0.3%
Park - Ohio Industries, Inc. 8.375%, due 11/15/14            850,000    837,250
                                                                     ----------
INSURANCE -- 2.3%
Conseco, Inc.
   9.500%, due 10/15/06 (f)                                   40,000          0
   7.620%, due 08/09/07 (f)                                   80,000          0
Hanover Insurance Group, Inc. 7.625%, due 10/15/25         1,085,000  1,170,652
Kingsway America, Inc. 7.500%, due 02/01/14                1,030,000  1,065,082
Liberty Mutual Group, Inc. 7.000%, due 03/15/37
  (144A) (a)(b)(d)                                           510,000    503,701
Ohio Casualty Corp. 7.300%, due 06/15/14                     850,000    912,184
Platinum Underwriters Finance, Inc. 7.500%, due 06/01/17
  (d)                                                      1,305,000  1,383,335
Presidential Life Corp. 7.875%, due 02/15/09               1,155,000  1,172,325
                                                                     ----------
                                                                      6,207,279
                                                                     ----------
MACHINERY -- 0.5%
Baldor Electric Co. 8.625%, due 02/15/17                     970,000  1,030,625
Gardner Denver, Inc. 8.000%, due 05/01/13                    400,000    424,000
                                                                     ----------
                                                                      1,454,625
                                                                     ----------
MEDIA -- 1.2%
C&M Finance, Ltd. 8.100%, due 02/01/16 (144A) (b)          1,340,000  1,410,350
CanWest Media, Inc. 8.000%, due 09/15/12                         879        914
Corp. Interamericana de Entretenimiento S.A. 8.875%, due
  06/14/15 (144A) (b)                                      1,050,000  1,078,875
CSC Holdings, Inc. 7.875%, due 12/15/07                       47,000     47,647
Kabel Deutschland GmbH 10.625%, due 07/01/14                 705,000    789,600

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
Pegasus Communications Corp. 9.750%, due 12/01/06 (g)    $   10,816 $       811
                                                                    -----------
                                                                      3,328,197
                                                                    -----------
METALS & MINING -- 2.0%
Aleris International, Inc.
   9.000%, due 12/15/14 (144A)(b)                           355,000     374,525
   10.000%, due 12/15/16 (144A)(b)                          200,000     210,000
American Rock Salt Co. LLC 9.500%, due 03/15/14             280,000     284,900
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11
  (144A) (b)                                              1,105,000   1,111,906
Compass Minerals International, Inc.
   0.000%/12.750%, due 12/15/12 (e)                          60,000      60,600
   Series B1.000%0.000%/, due 06/01/13 (e)                   90,000      87,975
FMG Finance Property, Ltd. 10.625%, due 09/01/16
  (144A) (b)                                                370,000     427,350
Novelis, Inc. 7.250%, due 02/15/15                          400,000     425,000
Steel Dynamics, Inc. 9.500%, due 03/15/09                   155,000     158,681
Vale Overseas, Ltd.
   6.250%, due 01/11/16                                     270,000     276,239
   8.250%, due 01/17/34 (d)                               1,100,000   1,323,937
Vedanta Resources Plc 6.625%, due 02/22/10 (144A) (b)       590,000     592,213
Wheeling-Pittsburgh Corp.
   6.000%, due 08/01/10                                       4,658       3,639
   5.000%, due 08/01/11                                       8,218       6,420
                                                                    -----------
                                                                      5,343,385
                                                                    -----------
OFFICE FURNISHING & SUPPLIES -- 0.1%
Xerox Corp.
   9.750%, due 01/15/09                                     100,000     107,744
   7.125%, due 06/15/10                                     245,000     258,595
                                                                    -----------
                                                                        366,339
                                                                    -----------
OIL & GAS -- 4.1%
Baytex Energy, Ltd. 9.625%, due 07/15/10                  1,000,000   1,055,000
Complete Production Services, Inc. 8.000%, due 12/15/16
  (144A) (b)                                                835,000     860,050
Compton Petroleum Finance Corp. 7.625%, due 12/01/13 (d)  1,065,000   1,046,363
DDI Holdings A.S. 9.300%, due 01/19/12 - 04/26/12 (b)     1,585,000   1,648,400
Gazprom International S.A. 7.201%, due 02/01/20
  (144A) (b)                                              1,147,021   1,207,239
Harvest Operations Corp. 7.875%, due 10/15/11               490,000     472,238
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16         250,000     263,750
Nakilat Inc.
   6.067%, due 12/31/33 (144A)(b)                           410,000     396,716
   6.267%, due 12/31/33 (144A)(b)                           500,000     494,220
Pemex Project Funding Master Trust
   7.375%, due 12/15/14                                     200,000     221,400
   8.625%, due 02/01/22                                      90,000     112,275
PetroMena AS 9.750%, due 05/24/12 (144A) (b)(q)           3,000,000     523,164
Petroquest Energy, Inc. 10.375%, due 05/15/12               440,000     462,000
Quicksilver Resources, Inc. 7.125%, due 04/01/16            675,000     668,250
Seven Seas Petroleum, Inc. 12.500%, due 05/15/05 (f)(g)      60,000           0
Stone Energy Corp. 8.250%, due 12/15/11                      80,000      80,100
TNK-BP Finance S.A.
   7.500%, due 07/18/16 (144A)(b)                           850,000     898,875
   6.625%, due 03/20/17 (144A)(b)                           275,000     273,625
Williams Clayton Energy, Inc. 7.750%, due 08/01/13          305,000     288,225
XCL, Ltd. 13.500%, due 05/01/04 (f)(g)                       80,000           0
XTO Energy, Inc. 6.250%, due 04/15/13                        30,000      31,222
                                                                    -----------
                                                                     11,003,112
                                                                    -----------
PAPER & FOREST PRODUCTS -- 0.7%
Abitibi Consolidated, Inc. 7.875%, due 08/01/09               1,000       1,006
Bowater, Inc. 6.500%, due 06/15/13 (d)                      950,000     862,125

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
Louis No 1 Plc 8.500%, due 12/01/14 (144A) (b)(m)         $  790,000 $1,058,158
Louisiana-Pacific Corp. 8.875%, due 08/15/10                  10,000     10,908
                                                                     ----------
                                                                      1,932,197
                                                                     ----------
PHARMACEUTICALS -- 0.8%
Angiotech Pharmaceuticals, Inc. 7.750%, due 04/01/14 (d)   1,120,000  1,038,800
Phibro Animal Health Corp. 10.000%, due 08/01/13
  (144A) (b)                                                 580,000    620,600
Warner Chilcott Corp. 8.750%, due 02/01/15                   465,000    487,087
                                                                     ----------
                                                                      2,146,487
                                                                     ----------
PUBLISHING -- 0.2%
Sheridan Group, Inc. (The) 10.250%, due 08/15/11             620,000    651,775
                                                                     ----------
REAL ESTATE -- 0.9%
B.F. Saul (REIT) 7.500%, due 03/01/14                        470,000    479,400
Crescent Real Estate Equities LP (REIT) 9.250%, due
  04/15/09                                                   210,000    214,988
Forest City Enterprises, Inc. 7.625%, due 06/01/15            60,000     61,350
Trustreet Properties, Inc. (REIT) 7.500%, due 04/01/15     1,075,000  1,171,749
Ventas Realty LP/Ventas Capital Corp. 7.125%, due
  06/01/15                                                   455,000    478,887
                                                                     ----------
                                                                      2,406,374
                                                                     ----------
RETAIL - MULTILINE -- 0.4%
Autonation, Inc. 7.000%, due 04/15/14 (144A) (b)             210,000    213,150
Brown Shoe Co., Inc. 8.750%, due 05/01/12                    477,000    508,005
Sally Holdings LLC 9.250%, due 11/15/14 (144A) (b)           415,000    428,488
                                                                     ----------
                                                                      1,149,643
                                                                     ----------
ROAD & RAIL -- 0.3%
Greenbrier Cos., Inc. 8.375%, due 05/15/15 (d)               860,000    877,200
                                                                     ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.2%
Chartered Semiconductor Manufacturing, Ltd. 6.375%, due
  08/03/15                                                   495,000    506,654
                                                                     ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.8%
COLO.COM, Inc. 13.875%, due 03/15/10 (144A) (c)(f)(g)        181,448          0
Colt Telecom Group Plc 7.625%, due 12/15/09 (m)               15,000     20,487
Digicel, Ltd. 9.250%, due 09/01/12 (144A) (b)                960,000  1,017,600
GC Impsat Holdings I Plc 9.875%, due 02/15/17
  (144A) (b)(d)                                              580,000    584,350
Insight Midwest LP/Insight Capital, Inc. 9.750%, due
  10/01/09                                                     8,000      8,150
Intelsat Intermediate 0.000%/ 0.000%, due 02/01/15 (d)(e)  1,210,000  1,010,350
Mastec, Inc. 7.625%, due 02/01/17 (144A) (b)                 410,000    417,175
Stratos Global Corp. 9.875%, due 02/15/13 (144A) (b)         525,000    563,063
Tele Norte Celular Participacoes S.A. 8.000%, due
  12/18/13                                                   126,000    135,639
True Move Co., Ltd. 10.750%, due 12/16/13 (144A) (b)       1,085,000  1,109,412
                                                                     ----------
                                                                      4,866,226
                                                                     ----------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.0%
Alamosa Delaware, Inc. 11.000%, due 07/31/10                  90,000     96,198
                                                                     ----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (b)              1,005,000  1,075,350
                                                                     ----------
TRANSPORTATION -- 0.7%
CMA CGM S.A. 7.250%, due 02/01/13 (144A) (b)                 635,000    645,435
Groupo Transportacion Ferroviaria Mexicana, S.A. de C.V.
  9.375%, due 05/01/12                                       110,000    118,800
Stena AB 7.000%, due 12/01/16                              1,000,000    995,000
Trailer Bridge, Inc. 9.250%, due 11/15/11                    100,000    103,500
                                                                     ----------
                                                                      1,862,735
                                                                     ----------
UTILITIES -- 0.4%
ISA Capital do Brasil SA 8.800%, due 01/30/17
  (144A) (b)(d)                                              230,000    244,950

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
Southern Union Co. 7.200%, due 11/01/66 (d)             $   690,000 $   699,013
                                                                    -----------
                                                                        943,963
                                                                    -----------
Total Domestic Bonds & Debt Securities
 (Cost $95,495,157)                                                  97,604,756
                                                                    -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 46.7%
Federal Home Loan Mortgage Corp.
   2.330%, due 01/15/17 (a)                                 211,667      10,500
   4.500%, due 07/01/20-04/01/35                          3,073,617   2,942,405
   2.830%, due 03/15/21 (a)                                     975           3
   0.000%, due 06/15/30                                      32,633      26,245
   6.000%, due 12/01/31-10/01/35                          4,473,330   4,274,503
   2.680%, due 03/15/32 (a)                                 170,956      15,449
   5.500%, due 03/15/32-01/01/35                          2,261,042   2,044,991
   5.000%, due 12/01/21-06/01/36                          4,874,504   4,737,472
Federal National Mortgage Association
   6.375%, due 08/15/07                                   1,350,000   1,092,651
   6.000%, due 12/25/15-03/01/36                          1,255,214     975,711
   5.000%, due 03/25/17-06/01/35                          7,727,226   7,242,943
   2.380%, due 03/25/18 (a)                                 397,679      30,316
   4.500%, due 11/01/18-07/01/35                          4,049,401   3,874,581
   5.500%, due 12/01/18-06/01/36                          5,717,204   5,669,024
   0.000%, due 09/17/29                                      16,099      12,822
   7.500%, due 01/01/30-01/25/42                            451,093     468,556
   7.000%, due 11/25/31-12/25/41                              4,648       4,790
   1.780%, due 01/25/32 (a)                                 656,351      33,326
   2.780%, due 03/25/32 (a)                                 160,606      15,719
   2.680%, due 09/25/32-10/25/32 (a)                        143,157      14,031
   1.680%, due 02/25/33 (a)                                 915,337      59,508
   6.500%, due 08/01/36-09/01/36                          4,575,775   4,669,295
   5.431%, due 12/01/36 (a)                               1,370,129   1,376,994
   5.575%, due 01/01/37 (a)                               1,623,896   1,635,863
STRIPS 0.000%, due 06/01/31                                  34,415      27,963
STRIPS 5.500%, due 01/01/33                                 471,613     108,248
Government National Mortgage Association
   5.000%, due 10/15/18-06/15/35                          4,529,946   4,416,145
   5.500%, due 08/15/19-03/15/37                         18,320,118  18,240,593
   6.000%, due 02/15/24-10/15/36                          6,366,017   6,453,282
   6.500%, due 11/15/32                                      13,137      13,508
   4.500%, due 09/15/33-03/15/36                         11,840,519  11,210,962
U.S. Treasury Bond
   7.250%, due 05/15/16 (d)                               1,710,000   2,035,102
   6.250%, due 08/15/23 (d)                               3,060,000   3,513,982
   5.500%, due 08/15/28 (d)                               2,380,000   2,560,547
   5.250%, due 11/15/28 (d)                               1,020,000   1,064,785
U.S. Treasury Inflation Index Note
   3.500%, due 01/15/11 (d)                                 313,980     331,605
   3.375%, due 01/15/12 (d)                               2,268,302   2,407,146
   3.000%, due 07/15/12 (d)                               1,671,620   1,752,720
   1.875%, due 07/15/15 (d)                               5,317,210   5,199,445
   2.000%, due 01/15/16 (d)                               1,208,392   1,190,125
   2.500%, due 07/15/16 (d)                               2,004,400   2,057,408
U.S. Treasury Note
   4.000%, due 08/31/07-02/15/15 (d)                      2,440,000   2,405,373
   4.875%, due 02/15/12 (d)                                 745,000     756,845
   4.125%, due 05/15/15 (d)                                 900,000     869,485
   4.625%, due 11/15/09 (d)                               2,000,000   2,003,672
   3.625%, due 01/15/10 (d)                               5,100,000   4,979,079
   4.375%, due 12/15/10 (d)                               2,200,000   2,189,345

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                  ------------ ------------
   4.250%, due 01/15/11 (d)                           $  2,100,000 $  2,079,903
   5.000%, due 02/15/11 (d)                              4,200,000    4,273,336
U.S. Treasury STRIPS
   4.235%, due 08/15/10 (d)(h)                           1,000,000      859,905
   3.788%, due 05/15/13 (h)                              1,500,000    1,138,319
   3.825%, due 11/15/13 (h)                              2,080,000    1,540,288
                                                                   ------------
Total U.S. Government & Agency Obligations
  (Cost $127,781,773)                                               126,906,814
                                                                   ------------
CONVERTIBLE BONDS -- 0.0%

SOFTWARE -- 0.0%
Cybernet Internet Services International, Inc.
  13.000%, due 08/15/09 (144A) (c)(f)(g)
  (Cost $440,046)                                          440,000            0
                                                                   ------------
MUNICIPALS -- 0.4%
NEW JERSEY -- 0.2%
New Jersey Economic Development Authority, Special
  Facilities Revenue, Continental Airlines, Inc.,
  Project 6.250%, due 09/15/29                             430,000      444,727
                                                                   ------------
TEXAS -- 0.1%
City of San Antonio TX Electric & Gas 1.000%, due
  08/01/07 (144A) (b)                                      210,000      278,019
                                                                   ------------
WASHINGTON -- 0.1%
Tobacco Settlement Authority, WA Tobacco Settlement
  Asset-Backed Bonds 6.625%, due 06/01/32                  220,000      242,031
                                                                   ------------
Total Municipals
  (Cost $793,174)                                                       964,777
                                                                   ------------
FOREIGN BONDS & DEBT SECURITIES -- 6.2%
BRAZIL -- 0.2%
Banco Nacional de Desenvolvimento Economico e Social
  8.000%, due 04/28/10 (i)(j)                          780,000,000      591,823
                                                                   ------------
CANADA -- 1.0%
Government of Canada 5.500%, due 06/01/10 (l)              330,000      298,743
Province of Ontario 5.500%, due 04/23/13 (k)             3,000,000    2,317,288
                                                                   ------------
                                                                      2,616,031
                                                                   ------------
COLOMBIA -- 0.4%
Republic of Colombia
   9.750%, due 04/23/09 (d)                                 50,000       54,325
   9.750%, due 04/09/11                                    939,171    1,021,818
                                                                   ------------
                                                                      1,076,143
                                                                   ------------
JAPAN -- 0.9%
Japanese Government CPI Linked Bond 1.100%, due
  12/10/16 (p)                                         299,400,000    2,420,448
                                                                   ------------
MEXICO -- 0.0%
United Mexican States 7.500%, due 01/14/12                  84,000       92,190
                                                                   ------------
NETHERLANDS -- 0.1%
Kingdom of the Netherlands 5.000%, due 07/15/12 (n)        130,000      181,689
                                                                   ------------
NORWAY -- 0.7%
Government of Norway
   5.500%, due 05/15/09 (q)                              2,200,000      367,388
   6.000%, due 05/16/11 (q)                              9,460,000    1,635,341
                                                                   ------------
                                                                      2,002,729
                                                                   ------------
RUSSIA -- 0.5%
Russian Federation
   8.250%, due 03/31/10 (144A)(b)                           46,667       48,982
   5.000%, due 03/31/30 (144A)(b)                        1,197,500    1,362,156
                                                                   ------------
                                                                      1,411,138
                                                                   ------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
March 31, 2007
(Percentage of Net Assets)

                                                       SHARES/
SECURITY DESCRIPTION                                  PAR AMOUNT     VALUE
--------------------                                  ----------- -----------
SWEDEN -- 1.5%
Kingdom of Sweden
   5.250%, due 03/15/11 (r)                           $14,240,000 $ 2,137,137
   5.500%, due 10/08/12 (r)                            12,740,000   1,962,357
                                                                  -----------
                                                                    4,099,494
                                                                  -----------
UNITED KINGDOM -- 0.9%
United Kingdom Treasury Bond 4.750%, due 06/07/10 (o)   1,190,000   2,301,462
                                                                  -----------
Total Foreign Bonds & Debt Securities
 (Cost $14,781,438)                                                16,793,147
                                                                  -----------
ESCROWED SHARES -- 0.0%
Vlasic Foods International, Inc. 0.000%, due
  01/01/49 (144A) (c)(f)
 (Cost -- $0)                                             190,660       6,902
                                                                  -----------
LOAN PARTICIPATION -- 0.9%

UNITED STATES -- 0.9%
Freeport McMoran Copper & Gold 1.00%, due 03/19/14    $   500,000     500,000
JG Wentworth LLC 10.350%, due 03/01/14                    650,000     650,000
Knology, Inc. 2.250%, due 04/30/12                      1,000,000   1,002,813
Nutro Products, Inc. 1.000%, due 04/26/13                 244,641     245,940
Olympus Cable Holdings LLC (First Union Securities,
  Inc. / The Bank of Nova Scotia) 4.798%, due
  09/30/10 (144A) (b)                                      36,164      35,224
RMK Acquisition Corp.
2.125%, due 04/26/13                                      588,520     591,429
2.130%, due 04/26/13                                       41,480      41,685
Sally Holdings LLC 7.870%, due 11/18/13                   250,000     252,761
Sanmina 7.875%, due 01/31/08                              250,000     251,133
Sandridge Energy 5.250%, due 04/01/15                     980,000     980,000
                                                                  -----------
Total Loan Participation (Cost $4,541,780)                          4,550,985
                                                                  -----------
COMMON STOCKS -- 0.2%

AIRLINES -- 0.0%
UAL Corp. *(d)                                                527      20,116
US Airways Group, Inc.--Class A (c)(f)                         25           0
                                                                  -----------
                                                                       20,116
                                                                  -----------
BUILDING PRODUCTS -- 0.0%
Owens Corning, Inc. *(b)(d)                                 2,967      94,529
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
Loewen Group, Inc. (f)                                     20,000           2
                                                                  -----------
FINANCE - DIVERSIFIED -- 0.0%
Outsourcing Solutions, Inc. (c)(f)                            270       1,146
                                                                  -----------
FINANCIAL SERVICES -- 0.0%
Leucadia National Corp. (d)                                    26         765
                                                                  -----------
FOOD PRODUCTS -- 0.0%
Archibald Candy Corp. (c)(f)                                  308         878
Aurora Foods, Inc. (c)(f)                                   2,833           0
Premium Standard Farms, Inc.                                3,194      67,201
                                                                  -----------
                                                                       68,079
                                                                  -----------
INSURANCE -- 0.0%
Conseco, Inc. *(d)                                          5,666      98,022
                                                                  -----------
IT CONSULTING & SERVICES -- 0.0%
Comdisco Holding Co., Inc.                                     83       1,021
                                                                  -----------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES   VALUE
--------------------                                   ------- --------
MEDIA -- 0.0%
KNOLOGY, Inc. *(d)                                          49 $    776
                                                               --------
OIL & GAS -- 0.0%
Polymer Group, Inc.--Class A *(d)                          136    3,414
Sterling Chemicals, Inc. *                                  35      376
York Research (c)(f)                                       337        0
                                                               --------
                                                                  3,790
                                                               --------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
Cincinnati Bell, Inc. *(d)                                  35      164
Covad Communications Group, Inc. *(d)                       10       13
Ionex Communications, Inc. (c)(f)                          175        0
                                                               --------
                                                                    177
                                                               --------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.2%
Dobson Communications Corp. - Class A *(b)              15,125  129,924
iPCS, Inc. *                                             5,531  270,963
USA Mobility, Inc. (d)                                       4       80
                                                               --------
                                                                400,967
                                                               --------
Total Common Stocks
 (Cost $730,278)                                                689,390
                                                               --------
PREFERRED STOCKS -- 0.0%
AIRLINES -- 0.0%
US Airways Group, Inc.--Class A 0.000%, (144A) (c)(f)       16        0
                                                               --------
MEDIA -- 0.0%
PTV, Inc., Series A 10.000%, due 01/10/23                    1        4
                                                               --------
Total Preferred Stocks (Cost $--)                                     4
                                                               --------
CONVERTIBLE PREFERRED STOCKS -- 0.0%
METALS & MINING -- 0.0%
LTV Corp. 8.250%, (144A) (c)(f)                          7,000        0
                                                               --------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
Dobson Communications Corp. 6.000%, due 08/19/16
  (144A) (b)                                               259   49,113
                                                               --------
Total Convertible Preferred Stocks
 (Cost $400,049)                                                 49,113
                                                               --------
RIGHTS -- 0.0%
FOREIGN GOVERNMENT -- 0.0%
United Mexican States 0.000%, due 06/30/07
 (Cost -- $0)                                          250,000    3,625
                                                               --------
WARRANTS -- 0.1%
AIRLINES -- 0.0%
US Airways Group, Inc.--Class A1, Expire 4/01/10
  (c)(f)                                                    16        0
                                                               --------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
MDP Acquisitions Plc Corp. 10/01/13*                        42    5,447
                                                               --------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.1%
American Tower Corp., Expire 8/1/08 *(b)                   140   76,851
COLO.COM, Inc., Expire 3/15/10 (c)(f)                      220        0
KMC Telecom Holdings, Inc., Expire 1/31/08 (c)(f)          250        0
Startec Global Communications Corp., Expire 5/15/08
  (c)(f)                                                   170        0
                                                               --------
                                                                 76,851
                                                               --------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                        SHARES/PAR
SECURITY DESCRIPTION                                      AMOUNT      VALUE
--------------------                                    ---------- ------------
FINANCIAL - DIVERSIFIED -- 0.0%
ContiFinancial Corp., Liquidating Trust, Units of
  Interest (Represents interest in a trust in the
  liquidation of ContiFinancial Corp. and its
  affiliates), *(f)                                        861,381 $      1,077
Mediq Inc., Expire 6/1/09 (c)(f)                               110            0
                                                                   ------------
                                                                          1,077
                                                                   ------------
FOREIGN GOVERNMENT -- 0.0%
Republic of Venezuela, Expire 4/15/20 (c)                    1,700       61,200
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Mikohn Gaming Corp., Expire 8/15/08 (c)(f)                      70            1
                                                                   ------------
INDUSTRIAL - DIVERSIFIED -- 0.0%
Dayton Superior Corp., Expire 6/15/09 (c)(f)                   210            0
Solutia, Inc., Expire 7/15/09 (c)(f)                            18            0
                                                                   ------------
                                                                              0
                                                                   ------------
MEDIA -- 0.0%
KNOLOGY Holdings, Inc., Expire 10/15/07 (c)(f)                 215            0
XM Satellite Radio Holdings, Inc., Expire 3/15/10
  *(c)(f)                                                      100        6,451
                                                                   ------------
                                                                          6,451
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.0%
UbiquiTel, Inc., Expire 4/15/10 (c)(f)                         310            3
                                                                   ------------
TRANSPORTATION INFRASTRUCTURE -- 0.0%
Atlantic Express Transportation Corp. Expire 4/15/08
  (c)                                                          525        1,050
                                                                   ------------
Total Warrants
 (Cost $75,451)                                                         152,080
                                                                   ------------
Short-Term Investment -- 2.3%
State Street Bank & Trust Co., Repurchase Agreement
  dated 03/30/07 at 3.400% to be repurchased at
  $6,302,785 on 04/02/07 collateralized by $6,085,000
  FNMA at 5.750% due 06/27/16 with a value of
  $6,427,281.
(Cost -- $6,301,000)                                    $6,301,000    6,301,000
                                                                   ------------
TOTAL INVESTMENTS -- 92.7% (COST $251,340,145#)                     254,022,593
                                                                   ------------
Other Assets and Liabilities (net) -- 7.3%                           17,815,427
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $271,838,019
                                                                   ============
--------
PORTFOLIO FOOTNOTES
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $6,439,908 and $4,247,679 respectively, resulting in a net unrealized appreciation of $2,192,229.
(a) Variable or floating rate security. The stated rate represents the rate at March 30, 2007.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determind to be illiquid by the Portfolio's adviser.
(d) All or a portion of the security was out on loan. As of March 31, 2007, the market value of the securities loaned was $64,963,439 and the collateral received consisted of cash in the amount of $66,299,098.
(e) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(f) Security valued in good faith at fair value as determined by or under the direction of the Board of Trustees.
(g) Security is in default and/or issuer is in bankruptcy.
(h) Zero coupon bond--Interest rate represents current yield to maturity.
(i) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(j) Par shown in Italian Lira, Issue has not redenominated into Euro dollars.
(k) Par shown in Australian Dollar. Value is shown in U.S. Dollar.
(l) Par shown in Canadian Dollar. Value is shown in U.S. Dollar.

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

(m) Par shown in Euro. Value is shown in U.S. Dollar.
(n) Par shown in Netherlands Dollar. Value is shown in U.S. Dollar.
(o) Par shown in Pound Sterling. Value is shown in U.S. Dollar.
(p) Par shown in Japanese Yen. Value is shown in U.S. Dollar.
(q) Par shown in Norwegian Krone. Value is shown in U.S. Dollar.
(r) Par shown in Swediah Krona. Value is shown in U.S. Dollar. FNMA- Federal National Mortgage Association

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

The following table summarizes the credit composition of the portfolio holdings of the Pioneer Strategic Income Portfolio at March 31, 2007 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                  PERCENTAGE OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY                             PORTFOLIO
---------------------------------------                           -------------
AAA/GOVERNMENT/GOVERNMENT AGENCY                                      54.13%
AA                                                                     3.47
A                                                                      1.49
BBB                                                                    6.04
BB                                                                    11.36
B                                                                     15.82
BELOW B                                                                2.05
EQUITIES/OTHER                                                         5.64
                                                                     ------
TOTAL:                                                               100.00%
                                                                     ======

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
COMMON STOCKS -- 98.2%

AEROSPACE & DEFENSE -- 0.3%
United Industrial Corp. (a)                                    2,615 $  144,348
                                                                     ----------
AIRLINES -- 1.5%
Alaska Air Group, Inc. *(a)                                    3,396    129,388
Continental Airlines, Inc. - Class B *(a)                      3,168    115,283
ExpressJet Holdings, Inc. *(a)                                44,020    257,077
Midwest Air Group, Inc. *(a)                                  11,600    156,716
                                                                     ----------
                                                                        658,464
                                                                     ----------
AUTO COMPONENTS -- 3.5%
Accuride Corp. *                                               2,434     35,537
Autoliv, Inc.                                                 13,356    762,761
Noble International, Ltd. (a)                                  1,819     30,523
Standard Motor Products, Inc.                                  2,300     39,261
Tenneco Automotive, Inc. *(a)                                 24,381    620,740
Wabtec Corp.                                                   1,282     44,216
                                                                     ----------
                                                                      1,533,038
                                                                     ----------
BANKS -- 2.8%
Anchor BanCorp Wisconsin, Inc. (a)                             1,261     35,749
BankUnited Financial Corp. - Class A (a)                       1,600     33,936
Center Financial Corp. (a)                                       461      9,114
City Bank (a)                                                  3,050     97,936
City Holding Co. (a)                                           1,148     46,437
Corus Bankshares, Inc. (a)                                    26,856    458,163
FirstFed Financial Corp. *(a)                                  9,418    535,225
Lakeland Financial Corp. (a)                                     200      4,540
Provident Financial Holdings, Inc.                               402     11,063
Republic Bancorp, Inc. - Class A (a)                             412      9,306
Southwest Bancorp of Oklahoma, Inc. (a)                          799     20,526
                                                                     ----------
                                                                      1,261,995
                                                                     ----------
BIOTECHNOLOGY -- 0.1%
Diversa Corp. *(a)                                             3,550     27,725
                                                                     ----------
BUILDING PRODUCTS -- 1.0%
American Woodmark Corp. (a)                                    3,003    110,390
Builders FirstSource, Inc. *                                   1,820     29,247
PW Eagle, Inc.                                                 1,085     35,849
Universal Forest Products, Inc. (a)                            4,974    246,462
                                                                     ----------
                                                                        421,948
                                                                     ----------
CHEMICALS -- 0.7%
Arch Chemicals, Inc.                                             540     16,859
FMC Corp. (a)                                                  2,181    164,513
NewMarket Corp.                                                3,015    122,620
PolyOne Corp. *(a)                                             1,500      9,150
                                                                     ----------
                                                                        313,142
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES -- 4.2%
ABM Industries, Inc.                                             286      7,548
Brightpoint, Inc. *(a)                                           664      7,596
Career Education Corp. *(a)                                   26,144    797,392
Consolidated Graphics, Inc. *                                  2,373    175,721
Darling International, Inc. *(a)                                 864      5,616
Heidrick & Struggles International, Inc. *                     1,900     92,055
ICT Group, Inc. *                                              1,123     19,652
infoUSA, Inc. (a)                                              3,300     31,746
Labor Ready, Inc. *                                           27,412    520,554
NAM TAI Electronics, Inc. (a)                                  5,800     75,110
Spherion Corp. *(a)                                            2,037     17,966

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
Steelcase, Inc. - Class A (a)                                  5,530 $  109,992
                                                                     ----------
                                                                      1,860,948
                                                                     ----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 2.6%
ADTRAN, Inc.                                                   6,025    146,709
Brocade Communications Systems, Inc. *(a)                     91,867    874,574
UTStarcom, Inc. *(a)                                          14,857    123,164
Zhone Technologies, Inc. *(a)                                  6,000      7,440
                                                                     ----------
                                                                      1,151,887
                                                                     ----------
COMPUTERS & PERIPHERALS -- 0.2%
Catapult Communications Corp. *(a)                             1,543     15,029
MTS Systems Corp. (a)                                            700     27,188
Systemax, Inc. *(a)                                            2,477     46,394
                                                                     ----------
                                                                         88,611
                                                                     ----------
CONSTRUCTION MATERIALS -- 0.0%
Ameron International Corp. (a)                                   200     13,172
                                                                     ----------
CONTAINERS & PACKAGING -- 0.0%
Graphic Packaging Corp. *(a)                                   2,629     12,461
                                                                     ----------
ELECTRIC UTILITIES -- 0.8%
Alliant Energy Corp. (a)                                         574     25,727
Puget Energy, Inc.                                               424     10,888
Unisource Energy Corp.                                         7,900    296,645
                                                                     ----------
                                                                        333,260
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
Greatbatch, Inc. *(a)                                          2,677     68,264
Landauer, Inc.                                                   800     40,384
Methode Electronics, Inc. (a)                                  3,744     55,299
Regal-Beloit Corp. (a)                                         1,500     69,570
Stoneridge, Inc. *                                             2,270     23,517
Tech Data Corp. *(a)                                           8,431    301,914
TTM Technologies, Inc. *(a)                                    5,286     50,428
                                                                     ----------
                                                                        609,376
                                                                     ----------
ENERGY EQUIPMENT & SERVICES -- 0.7%
Energen Corp.                                                    198     10,076
Trico Marine Services, Inc. *(a)                               8,300    309,258
                                                                     ----------
                                                                        319,334
                                                                     ----------
FINANCIAL - DIVERSIFIED -- 2.0%
AmeriCredit Corp. *(a)                                         3,261     74,546
Asset Acceptance Capital Corp. *(a)                            1,632     25,247
ASTA Funding, Inc. (a)                                         2,098     90,592
CBIZ, Inc. *(a)                                                1,927     13,682
Delphi Financial Group - Class A (a)                           4,725    190,087
IndyMac Bancorp, Inc. (a)                                      6,035    193,422
Jackson Hewitt Tax Service, Inc. (a)                           6,458    207,818
World Acceptance Corp. *(a)                                    2,260     90,287
                                                                     ----------
                                                                        885,681
                                                                     ----------
FOOD & DRUG RETAILING -- 0.2%
Ingles Markets, Inc. (a)                                         884     36,103
Nash Finch Co. (a)                                             1,300     44,798
                                                                     ----------
                                                                         80,901
                                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Applera Corp.                                                  3,746    110,769
Bausch & Lomb, Inc. (a)                                        1,300     66,508
Immucor, Inc. *(a)                                            11,620    341,976
Medical Action Industries, Inc. *(a)                           2,134     51,003
Mentor Corp. (a)                                               1,285     59,110
Quidel Corp. *(a)                                              7,400     88,800

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
USANA Health Sciences, Inc. *(a)                                 800 $   37,496
                                                                     ----------
                                                                        755,662
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES -- 1.2%
American Dental Partners, Inc. *                               2,097     45,568
Lincare Holdings, Inc. *                                      12,495    457,942
Odyssey Healthcare, Inc. *(a)                                  2,826     37,105
                                                                     ----------
                                                                        540,615
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
Denny's Corp. *(a)                                             1,731      8,482
Dominos Pizza, Inc.                                           11,766    382,042
Dover Downs Gaming & Entertainment, Inc.                         720      9,274
Luby's, Inc. *(a)                                              3,033     29,632
                                                                     ----------
                                                                        429,430
                                                                     ----------
HOUSEHOLD DURABLES -- 1.8%
Blyth, Inc. (a)                                                7,428    156,805
Hooker Furniture Corp. (a)                                     1,600     32,080
Kimball International, Inc. - Class B (a)                      2,313     44,595
Select Comfort Corp. *(a)                                     28,366    504,915
Stanley Furniture Co., Inc. (a)                                2,000     41,600
                                                                     ----------
                                                                        779,995
                                                                     ----------
INDUSTRIAL - DIVERSIFIED -- 1.2%
Chemed Corp.                                                   3,525    172,584
Teleflex, Inc.                                                 5,600    381,192
                                                                     ----------
                                                                        553,776
                                                                     ----------
INSURANCE -- 10.2%
American Financial Group, Inc. (a)                               937     31,895
American Physicians Capital, Inc. *(a)                         3,060    122,645
Amerisafe, Inc. *                                              2,700     50,895
CNA Surety Corp. *                                             2,917     61,549
Commerce Group, Inc. (The)                                     6,294    189,072
EMC Insurance Group, Inc.                                      1,400     36,120
FBL Financial Group, Inc. - Class A                              200      7,826
FPIC Insurance Group, Inc. *                                     100      4,467
Hanover Insurance Group, Inc. (The)                            1,160     53,499
Harleysville Group, Inc. (a)                                   2,400     77,976
HCC Insurance Holdings, Inc.                                  24,166    744,313
Hilb Rogal & Hobbs Co. (a)                                     1,772     86,917
Horace Mann Educators Corp. (a)                                  971     19,954
Infinity Property & Casualty Corp. (a)                         1,942     91,002
Midland Co. (The) (a)                                          1,800     76,356
National Interstate Corp. (a)                                    607     15,636
Odyssey Re Holdings Corp. (a)                                  1,867     73,392
Presidential Life Corp. (a)                                      200      3,944
Radian Group, Inc.                                            11,614    637,376
RenaissanceRe Holdings, Ltd. (a)                               4,253    213,245
Safety Insurance Group, Inc. (a)                               3,400    136,408
SeaBright Insurance Holdings, Inc. *(a)                        3,400     62,560
Selective Insurance Group, Inc. (a)                            6,816    173,535
StanCorp Financial Group, Inc. (a)                             4,200    206,514
Triad Guaranty, Inc. *(a)                                      7,454    308,670
W.R. Berkley Corp.                                            21,299    705,423
Zenith National Insurance Corp. (a)                            7,095    335,381
                                                                     ----------
                                                                      4,526,570
                                                                     ----------
INTERNET & CATALOG RETAIL -- 0.1%
PC Mall, Inc. *(a)                                             3,700     36,889
                                                                     ----------
INTERNET SOFTWARE & SERVICES -- 3.3%
Acxiom Corp. (a)                                              18,306    391,565
Blair Corp. (a)                                                  219      9,196

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
j2 Global Communications, Inc. *(a)                            4,659 $  129,147
Sohu.com, Inc. *                                               2,170     46,503
SonicWALL, Inc. *(a)                                           7,127     59,582
United Online, Inc. (a)                                       45,285    635,349
Websense, Inc. *(a)                                            8,778    201,806
                                                                     ----------
                                                                      1,473,148
                                                                     ----------
IT CONSULTING & SERVICES -- 0.4%
COMSYS IT Partners, Inc. *                                     6,300    125,370
SYNNEX Corp. *(a)                                                896     19,031
Tyler Technologies, Inc. *(a)                                  3,700     46,990
                                                                     ----------
                                                                        191,391
                                                                     ----------
LEISURE EQUIPMENT & PRODUCTS -- 1.8%
Hasbro, Inc. (a)                                              27,286    780,925
                                                                     ----------
MACHINERY -- 1.9%
Advanced Energy Industries, Inc. *(a)                          1,791     37,683
Albany International Corp. - Class A (a)                       1,511     54,305
Applied Industrial Technologies, Inc. (a)                      2,802     68,761
Cascade Corp. (a)                                              4,593    275,029
Gardner Denver, Inc. *(a)                                      1,000     34,850
Insteel Industries, Inc. (a)                                   2,285     38,365
Manitowoc Co., Inc. (The)                                      4,486    284,996
NACCO Industries, Inc. - Class A (a)                             500     68,705
                                                                     ----------
                                                                        862,694
                                                                     ----------
MEDIA -- 0.3%
Harris Interactive, Inc. *(a)                                  5,100     30,753
Journal Register Co. (a)                                       3,532     21,051
Sinclair Broadcast Group, Inc. - Class A (a)                   5,909     91,294
                                                                     ----------
                                                                        143,098
                                                                     ----------
METALS & MINING -- 4.7%
A. M. Castle & Co. (a)                                         2,772     81,386
AK Steel Holding Corp. *                                       2,170     50,756
Cleveland-Cliffs, Inc. (a)                                     9,446    604,639
Quanex Corp. (a)                                              10,444    442,303
Shiloh Industries, Inc. (a)                                      756      8,528
Steel Dynamics, Inc. (a)                                      20,317    877,694
USEC, Inc. *(a)                                                  796     12,935
                                                                     ----------
                                                                      2,078,241
                                                                     ----------
OIL & GAS -- 8.1%
Callon Petroleum Co. *(a)                                      2,927     39,719
Calumet Specialty Products Partners LP                           800     38,520
General Maritime Corp. (a)                                        29        838
Georgia Gulf Corp. (a)                                        28,230    457,608
Giant Industries, Inc. *                                       7,607    575,470
Grey Wolf, Inc. *(a)                                          30,292    202,956
Harvest Natural Resources, Inc. *(a)                           7,260     70,712
Meridian Resource Corp. *(a)                                   3,983      9,599
NATCO Group, Inc. *                                            2,300     78,476
Parker Drilling Co. *(a)                                      84,342    791,971
St. Mary Land & Exploration Co. (a)                            7,070    259,328
Tesoro Corp. (a)                                               1,500    150,645
Todco - Class A *(a)                                          22,223    896,254
                                                                     ----------
                                                                      3,572,096
                                                                     ----------
PAPER & FOREST PRODUCTS -- 0.2%
BlueLinx Holdings, Inc. (a)                                    1,245     13,072
Buckeye Technologies, Inc. *                                   1,399     18,159
Louisiana-Pacific Corp. (a)                                    2,127     42,668
                                                                     ----------
                                                                         73,899
                                                                     ----------

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
PERSONAL PRODUCTS -- 1.2%
Chattem, Inc. *(a)                                             8,173 $  481,717
Helen of Troy, Ltd. *                                          1,700     38,607
                                                                     ----------
                                                                        520,324
                                                                     ----------
PHARMACEUTICALS -- 5.7%
Albany Molecular Research, Inc. *(a)                           5,585     55,012
Alpharma, Inc. - Class A (a)                                  14,513    349,473
Bradley Pharmaceuticals, Inc. *(a)                             8,462    162,386
Endo Pharmaceuticals Holdings, Inc. *(a)                       4,112    120,893
Enzon Pharmaceuticals, Inc. *(a)                               3,899     31,777
King Pharmaceuticals, Inc. *(a)                               34,075    670,255
Mylan Laboratories, Inc. (a)                                  13,095    276,828
Savient Pharmaceuticals, Inc. *(a)                             7,000     84,140
Sciele Pharma, Inc. *(a)                                       2,336     55,317
Watson Pharmaceuticals, Inc. *(a)                             27,422    724,763
                                                                     ----------
                                                                      2,530,844
                                                                     ----------
REAL ESTATE -- 7.9%
Anthracite Capital, Inc. (REIT)                                8,985    107,820
CBL & Associates Properties, Inc. (REIT) (a)                  10,768    482,837
DiamondRock Hospitality Co. (REIT) (a)                         9,460    179,740
Entertainment Properties Trust (REIT) (a)                        556     33,499
Equity Inns, Inc. (REIT) (a)                                  23,476    384,537
FelCor Lodging Trust, Inc. (REIT)                              5,257    136,524
First Industrial Realty Trust, Inc. (REIT) (a)                   900     40,770
Gramercy Capital Corp. (REIT) (a)                              2,100     64,428
Highland Hospitality Corp. (REIT) (a)                         23,467    417,713
Hospitality Properties Trust (REIT)                            6,208    290,534
Innkeepers USA Trust (REIT)                                    2,574     41,905
LTC Properties, Inc. (REIT) (a)                                4,114    106,594
Medical Properties Trust, Inc. (REIT) (a)                      2,252     33,082
National Health Investors, Inc. (REIT) (a)                     9,539    298,952
National Retail Properties, Inc. (REIT)                        4,168    100,824
Nationwide Health Properties, Inc. (REIT)                      4,238    132,480
NorthStar Realty Finance Corp. (REIT) (a)                     21,509    327,152
OMEGA Healthcare Investors, Inc. (REIT)                       10,850    186,078
RAIT Investment Trust (REIT) (a)                               2,796     78,120
Resource Capital Corp. (a)                                        16        258
Winston Hotels, Inc. (REIT)                                    3,400     51,102
                                                                     ----------
                                                                      3,494,949
                                                                     ----------
RETAIL - SPECIALTY -- 9.0%
Aeropostale, Inc. *(a)                                        16,606    668,059
AnnTaylor Stores Corp. *                                      16,297    631,998
Books-A-Million, Inc.                                          7,500    106,800
Buckle, Inc. (The) (a)                                         2,910    103,887
Cato Corp. (The) - Class A (a)                                13,998    327,413
CSK Auto Corp. *(a)                                            5,544     95,357
CSS Industries, Inc. (a)                                         747     27,997
Dollar Tree Stores, Inc. *                                    19,003    726,675
DSW, Inc. - Class A *(a)                                         200      8,442
Group 1 Automotive, Inc.                                         400     15,908
Movie Gallery, Inc. *                                          1,600      7,192
Payless ShoeSource, Inc. *                                    13,705    455,006
Rent-A-Center, Inc. *(a)                                      13,200    369,336
Shoe Carnival, Inc. *(a)                                         200      6,660
Toro Co. (The) (a)                                             8,405    430,672
Tween Brands, Inc. *                                             255      9,109
                                                                     ----------
                                                                      3,990,511
                                                                     ----------
ROAD & RAIL -- 0.2%
Arkansas Best Corp. (a)                                        2,932    104,233
                                                                     ----------

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES    VALUE
--------------------                                         ------ -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.8%
Amkor Technology, Inc. *(a)                                   2,905 $    36,254
ASE Test, Ltd. *(a)                                           5,300      60,314
Asyst Technologies, Inc. *(a)                                 3,600      25,308
Emulex Corp. *                                               36,736     671,901
LSI Logic Corp. *(a)                                          5,297      55,301
OmniVision Technologies, Inc. *(a)                            3,877      50,246
Photronics, Inc. *                                            1,400      21,770
Trident Microsystems, Inc. *(a)                               7,585     152,155
TriQuint Semiconductor, Inc. *(a)                            20,400     102,000
Zoran Corp. *(a)                                              3,649      62,106
                                                                    -----------
                                                                      1,237,355
                                                                    -----------
SOFTWARE -- 4.6%
AMICAS, Inc. *                                                4,322      12,274
Ansoft Corp. *(a)                                             2,004      63,407
Hyperion Solutions Corp. *(a)                                10,494     543,904
Magma Design Automation, Inc. *                               3,001      35,892
MICROS Systems, Inc. *(a)                                     3,257     175,845
MicroStrategy, Inc. - Class A *(a)                            7,487     946,282
SPSS, Inc. *(a)                                               2,068      74,655
Synopsys, Inc. *                                              7,600     199,348
                                                                    -----------
                                                                      2,051,607
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.7%
CenturyTel, Inc.                                             15,469     699,044
Cincinnati Bell, Inc. *(a)                                    8,000      37,600
                                                                    -----------
                                                                        736,644
                                                                    -----------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.3%
EMS Technologies, Inc. *                                        700      13,489
USA Mobility, Inc. (a)                                        7,028     140,068
                                                                    -----------
                                                                        153,557
                                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS - 2.7%
Brown Shoe Co., Inc. *                                        2,141      89,922
Jones Apparel Group, Inc. (a)                                 1,735      53,317
Kellwood Co. (a)                                              6,063     177,828
Maidenform Brands, Inc. *                                     4,300      99,201
Perry Ellis International, Inc. *(a)                          1,650      52,783
Wolverine World Wide, Inc.                                   26,147     747,020
                                                                    -----------
                                                                      1,220,071
                                                                    -----------
TOBACCO -- 0.3%
Alliance One International, Inc. *(a)                         6,320      58,334
Schweitzer-Mauduit International, Inc. (a)                       11         273
Universal Corp. (a)                                           1,179      72,332
                                                                    -----------
                                                                        130,939
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.0%
Huttig Building Products, Inc. *                              1,769      10,702
                                                                    -----------
TRANSPORTATION -- 1.9%
Hub Group, Inc. - Class A *(a)                                3,970     115,090
Overseas Shipholding Group, Inc. (a)                         11,863     742,624
                                                                    -----------
                                                                        857,714
                                                                    -----------
Total Common Stocks
(Cost $37,140,707)                                                   43,554,170
                                                                    -----------
INVESTMENT COMPANY SECURITIES -- 1.6%
iShares Russell 2000 Index Fund (a)                           4,780     380,058
iShares Russell Midcap Growth Index Fund                        684      73,270
iShares Russell Midcap Value Index Fund                         666     102,231

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                         SHARES /
SECURITY DESCRIPTION                                    PAR AMOUNT    VALUE
--------------------                                    ---------- -----------
Midcap SPDR Trust Series I (a)                                858  $   132,621
                                                                   -----------
Total Investment Company Securities
  (Cost $686,200)                                                      688,180
                                                                   -----------
SHORT-TERM INVESTMENT -- 0.5%
Bank of America Securities, Repurchase Agreement,
  dated 03/30/07 at 5.300% to be repurchased at
  $220,097 on 04/02/07 collateralized by $235,000 FHLB
  10.942% due 10/26/07 with a value of $235,032.
  (Cost -- $220,000)                                     $220,000      220,000
                                                                   -----------
TOTAL INVESTMENTS -- 100.3% (Cost $38,046,907#)                     44,462,350
                                                                   -----------
Other Assets and Liabilities (net) -- (0.3)%                          (114,539)
                                                                   -----------
TOTAL NET ASSETS -- 100.0%                                         $44,347,811
                                                                   ===========
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $8,058,950 and 1,643,507 respectively, resulting in a net unrealized appreciation of $6,415,443.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $11,057,709 and the collateral received consisted of cash in the amount of $11,339,235.
FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
RCM GLOBAL TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------- -----------
COMMON STOCKS -- 91.3%

CHEMICALS -- 2.5%
Monsanto Co.                                                 54,600 $ 3,000,816
Tokuyama Corp.                                              120,000   2,079,596
Wacker Chemie AG *                                           12,690   2,200,060
                                                                    -----------
                                                                      7,280,472
                                                                    -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 13.0%
Cisco Systems, Inc. *                                       630,020  16,084,411
Comverse Technology, Inc. *                                 311,100   6,641,985
Corning, Inc. *                                             156,560   3,560,174
QUALCOMM, Inc.                                              182,000   7,764,120
Research In Motion, Ltd. *                                   26,110   3,563,754
                                                                    -----------
                                                                     37,614,444
                                                                    -----------
COMPUTERS & PERIPHERALS -- 7.7%
Apple, Inc. *                                               109,000  10,127,190
Network Appliance, Inc. *                                   169,200   6,179,184
Seagate Technology                                          250,970   5,847,601
                                                                    -----------
                                                                     22,153,975
                                                                    -----------
CONSUMER PRODUCTS -- 0.6%
Orkla ASA                                                    25,300   1,776,907
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
ABB, Ltd.                                                   279,700   4,811,747
Suntech Power Holdings Co., Ltd. (ADR) *                     89,470   3,096,557
                                                                    -----------
                                                                      7,908,304
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 4.2%
Cameron International Corp. *                                28,300   1,776,957
Energy Conversion Devices, Inc. *(a)                         98,200   3,431,108
First Solar, Inc. *(a)                                       29,060   1,511,411
Renewable Energy Corp                                        92,700   2,069,462
Sunpower Corp., - Class A*(a)                                72,500   3,298,750
                                                                    -----------
                                                                     12,087,688
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.9%
Cerner Corp. *                                              102,800   5,597,460
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 10.2%
Ctrip.com International, Ltd. (ADR) (a)                      40,000   2,679,400
Google, Inc. - Class A *                                     21,080   9,658,013
SINA Corp. *                                                 69,520   2,336,567
Tencent Holdings, Ltd.                                    2,450,000   7,947,624
Yahoo!, Inc. *                                              214,430   6,709,515
                                                                    -----------
                                                                     29,331,119
                                                                    -----------
IT CONSULTING & SERVICES -- 2.3%
Cognizant Technology Solutions Corp.--Class A *              56,800   5,013,736
SAIC, Inc. *(a)                                              96,900   1,678,308
                                                                    -----------
                                                                      6,692,044
                                                                    -----------
MEDIA -- 1.9%
Focus Media Holding, Ltd. *                                  68,200   5,350,972
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 17.0%
Analog Devices, Inc.                                         56,100   1,934,889
Broadcom Corp. - Class A *(a)                                75,690   2,427,378
Chartered Semiconductor Manufacturing, Ltd. *             7,000,000   6,661,327
FormFactor, Inc. *(a)                                        74,400   3,329,400
Infineon Technologies AG *                                  424,000   6,591,704
Marvell Technology Group, Ltd. *                            395,900   6,655,079
Maxim Integrated Products, Inc.                             163,240   4,799,256

MET INVESTORS SERIES TRUST
RCM GLOBAL TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                     SHARES /
SECURITY DESCRIPTION                                PAR AMOUNT      VALUE
--------------------                                ----------- -------------
MEMC Electronic Materials, Inc. *                        33,110 $   2,005,804
NVIDIA Corp. *                                          123,000     3,539,940
ON Semiconductor Corp. *(a)                             279,100     2,489,572
Q-Cells AG *                                             28,160     1,801,754
Samsung Electronics Co., Ltd. (GDR) (144A)                6,500     1,977,625
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) 198,670 2,135,703 Varian Semiconductor Equipment Associates, Inc.
  *(a)                                                   49,200     2,626,296
                                                                -------------
                                                                   48,975,727
                                                                -------------
SOFTWARE -- 19.1%
Activision, Inc. *                                      297,310     5,631,052
Adobe Systems, Inc. *                                    65,480     2,730,516
Autodesk, Inc. *                                        218,000     8,196,800
Nintendo Co., Ltd.                                       58,500    17,007,421
Red Hat, Inc. *(a)                                      407,000     9,332,510
Salesforce.com, Inc. *(a)                               184,000     7,878,880
THQ, Inc. *(a)                                          132,100     4,516,499
                                                                -------------
                                                                   55,293,678
                                                                -------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.4%
Amdocs, Ltd. *                                          113,000     4,122,240
Level 3 Communications, Inc. *(a)                       840,000     5,124,000
Telefonaktiebolaget LM Ericsson (ADR)                    93,100     3,453,079
                                                                -------------
                                                                   12,699,319
                                                                -------------
TELECOMMUNICATION SERVICES - WIRELESS -- 3.8%
NII Holdings, Inc. *(a)                                 147,000    10,904,460
                                                                -------------

Total Common Stocks
  (Cost $242,258,192)                                             263,666,569
                                                                -------------
WARRANTS -- 3.2%

Merrill Lynch Call, Expires 11/22/10                     72,870     3,374,167
Merrill Lynch International Co., Expires 11/17/10       909,000     5,926,680
                                                                -------------
Total Warrants
(Cost $9,336,024)                                                   9,300,847
                                                                -------------
SHORT-TERM INVESTMENT -- 3.6%
StateStreet Bank & Trust Co., Repurchase Agreement
     dated 03/30/07 at 3.400% to be repurchased at
     $10,414,950 on 04/02/07 collateralized by
     $10,770,000 FFCB at 3.3750% due 07/15/2008
     with a value of $10,621,913. (Cost --
     $10,412,000)                                   $10,412,000    10,412,000
                                                                -------------
TOTAL INVESTMENTS -- 98.1% (COST $262,006,216#)                   283,379,416
                                                                -------------
Other Assets and Liabilities (net) -- 1.9%                          5,520,452
                                                                -------------
TOTAL NET ASSETS -- 100.0%                                      $ 288,899,868
                                                                =============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $25,785,404 and $4,412,204 respectively, resulting in a net unrealized appreciation of $21,373,200.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $35,835,575 and the collateral received consisted of cash in the amount of $32,872,280 and securities in the amount of $3,825,383.
ADR--American Depositary Receipt
FFCB--Federal Farm Credit Bank
GDR--Global Depositary Receipt

MET INVESTORS SERIES TRUST
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------                                    --------- ------------
INVESTMENT COMPANY SECURITIES -- 100.0%

Davis Venture Value Portfolio (Class A)*                  798,281 $ 28,211,268
FI Mid Cap Opportunities Portfolio (Class A)*             637,809   13,119,730
Franklin Templeton Small Cap Growth Portfolio (Class
  A)*                                                   1,586,052   18,144,431
Jennison Growth Portfolio (Class A)*                    2,191,278   28,114,101
Lord Abbett Bond Debenture Portfolio (Class A)          1,018,265   13,084,700
MFS(R) Emerging Markets Equity Portfolio (Class A)      1,211,625   13,024,969
MFS(R) Research International Portfolio (Class A)       1,675,075   25,896,660
Neuberger Berman Partners Mid Cap Value Portfolio
  (Class A)*                                            1,168,285   25,725,644
PIMCO Total Return Portfolio (Class A)                  3,286,242   39,467,761
T. Rowe Price Large Cap Growth Portfolio (Class A)*     1,825,066   28,069,513
Van Kampen Comstock Portfolio (Class A)                 2,126,830   25,649,571
                                                                  ------------
Total Investment Company Securities (Cost $255,172,428)            258,508,348
                                                                  ------------
TOTAL INVESTMENTS -- 100.0% (Cost $255,172,428#)                   258,508,348
                                                                  ------------
Other Assets and Liabilities (net) -- 0.0%                            (109,587)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $258,398,761
                                                                  ============
--------
PORTFOLIO FOOTNOTES
*  A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $3,597,161 and $261,241 respectively, resulting in a net unrealized appreciation of $3,335,920.

MET INVESTORS SERIES TRUST
STRATEGIC GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------                                    --------- ------------
INVESTMENT COMPANY SECURITIES -- 100.0%

BlackRock Bond Income Portfolio (Class A)*                349,268 $ 38,450,879
Davis Venture Value Portfolio (Class A)*                  569,295   20,118,879
FI Mid Cap Opportunities Portfolio (Class A)*             875,472   18,008,469
Franklin Templeton Small Cap Growth Portfolio (Class
  A)*                                                   1,110,486   12,703,963
Lord Abbett Bond Debenture Portfolio (Class A)            997,428   12,816,950
Lord Abbett Growth and Income Portfolio (Class A)         598,514   17,638,214
MFS(R) Research International Portfolio (Class A)       1,641,994   25,385,230
Neuberger Berman Partners Mid Cap Value Portfolio
  (Class A)*                                              916,277   20,176,425
Neuberger Berman Real Estate Portfolio (Class A)          628,029   11,612,258
Oppenheimer Capital Appreciation Portfolio (Class A)    2,123,237   20,213,212
PIMCO Total Return Portfolio (Class A)                  3,217,756   38,645,245
T. Rowe Price Large Cap Growth Portfolio (Class A)*     1,138,886   17,516,066
                                                                  ------------
Total Investment Company Securities (Cost $250,098,676)            253,285,790
                                                                  ------------
TOTAL INVESTMENTS -- 100.0% (Cost $250,098,676#)                   253,285,790
                                                                  ------------
Other Assets and Liabilities (net) -- 0.0%                            (108,288)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $253,177,502
                                                                  ============
--------
PORTFOLIO FOOTNOTES
*  A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $3,551,976 and $364,862 respectively, resulting in a net unrealized appreciation of $3,187,114.

MET INVESTORS SERIES TRUST
STRATEGIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------                                    --------- ------------
INVESTMENT COMPANY SECURITIES -- 100.0%

Davis Venture Value Portfolio (Class A)*                  621,454 $ 21,962,201
Dreman Small-Cap Value Portfolio (Class A)                567,366    7,977,160
Franklin Templeton Small Cap Growth Portfolio (Class
  A)*                                                     693,519    7,933,853
Jennison Growth Portfolio (Class A)*                    1,706,381   21,892,872
MFS(R) Emerging Markets Equity Portfolio (Class A)        741,352    7,969,534
MFS(R) Research International Portfolio (Class A)       1,536,791   23,758,782
Neuberger Berman Partners Mid Cap Value Portfolio
  (Class A)*                                              571,901   12,593,271
T. Rowe Price Large Cap Growth Portfolio (Class A)*     1,421,010   21,855,140
Van Kampen Comstock Portfolio (Class A)                 1,691,245   20,396,410
Van Kampen Mid-Cap Growth Portfolio (Class A)           1,003,873   10,851,862
                                                                  ------------
Total Investment Company Securities (Cost $155,520,636)            157,191,085
                                                                  ------------
TOTAL INVESTMENTS -- 100.0% (Cost $155,520,636#)                   157,191,085
                                                                  ------------
Other Assets and Liabilities (net) -- 0.0%                             (76,743)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $157,114,342
                                                                  ============
--------
PORTFOLIO FOOTNOTES
*  A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $1,796,672 and $126,223 respectively, resulting in a net unrealized appreciation of $1,670,449.

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 95.8%

AEROSPACE & DEFENSE -- 2.4%
Alliant Techsystems, Inc. *(a)                               83,000 $ 7,297,360
Rockwell Collins, Inc.                                      207,000  13,854,510
                                                                    -----------
                                                                     21,151,870
                                                                    -----------
AIRLINES -- 0.9%
Southwest Airlines Co.                                      546,000   8,026,200
                                                                    -----------
AUTOMOTIVE -- 0.6%
CarMax, Inc. *(a)                                           224,000   5,496,960
                                                                    -----------
BANKS -- 0.2%
SVB Financial Group *(a)                                     33,000   1,603,470
                                                                    -----------
BEVERAGES -- 0.3%
Cott Corp. *(a)                                             215,000   2,876,700
                                                                    -----------
BIOTECHNOLOGY -- 1.2%
Gilead Sciences, Inc. *                                      43,000   3,289,500
Illumina, Inc. *(a)                                          77,000   2,256,100
Medarex, Inc. *(a)                                           85,000   1,099,900
PDL BioPharma, Inc. *(a)                                    123,000   2,669,100
Qiagen N.V. *(a)                                             85,000   1,460,300
                                                                    -----------
                                                                     10,774,900
                                                                    -----------
BUILDING PRODUCTS -- 0.8%
American Standard Cos., Inc.                                136,000   7,210,720
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 6.2%
aQuantive, Inc. *                                           212,000   5,916,920
ChoicePoint, Inc. *                                         154,000   5,764,220
Cogent, Inc. *(a)                                           182,000   2,447,900
Global Payments, Inc.                                       162,000   5,517,720
Iron Mountain, Inc. *(a)                                    253,000   6,610,890
Manpower, Inc.                                              154,000  11,360,580
MoneyGram International, Inc.                               142,000   3,941,920
Quanta Services, Inc. *                                      53,000   1,336,660
Resources Connection, Inc. *                                 49,000   1,567,510
Robert Half International, Inc.                             103,000   3,812,030
United Rentals, Inc. *(a)                                   197,000   5,417,500
                                                                    -----------
                                                                     53,693,850
                                                                    -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.6%
Ciena Corp. *(a)                                            112,000   3,130,400
Comverse Technology, Inc. *                                 113,000   2,412,550
Harris Corp.                                                170,000   8,661,500
                                                                    -----------
                                                                     14,204,450
                                                                    -----------
COMPUTER SOFTWARE & PROCESSING -- 0.5%
Jack Henry & Associates, Inc.                               174,000   4,184,700
                                                                    -----------
COMPUTERS & PERIPHERALS -- 0.4%
Seagate Technology                                          132,000   3,075,600
                                                                    -----------
EDUCATION -- 0.6%
Laureate Education, Inc. *                                   81,000   4,776,570
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.7%
Danaher Corp.                                                56,000   4,001,200
Dolby Laboratories, Inc. *                                  125,000   4,313,750
Flextronics International, Ltd. *(a)                        341,000   3,730,540
FLIR Systems, Inc. *(a)                                     195,000   6,955,650
Harman International Industries, Inc.                        96,000   9,223,680
Jabil Circuit, Inc. (a)                                     197,000   4,217,770
Spansion, Inc. *(a)                                         157,000   1,913,830

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Xilinx, Inc. (a)                                            266,000 $ 6,844,180
                                                                    -----------
                                                                     41,200,600
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 2.5%
Cameron International Corp. *                               108,000   6,781,320
FMC Technologies, Inc. *(a)                                 118,000   8,231,680
Sunpower Corp.--Class A*(a)                                  66,000   3,003,000
TETRA Technologies, Inc. *(a)                               150,000   3,706,500
                                                                    -----------
                                                                     21,722,500
                                                                    -----------
FINANCIAL--DIVERSIFIED -- 3.0%
E*TRADE Financial Corp. *                                   281,000   5,962,820
Eaton Vance Corp.                                           210,000   7,484,400
IntercontinentalExchange, Inc. *                             36,000   4,399,560
Legg Mason, Inc. (a)                                         26,000   2,449,460
Nuveen Investments--Class A (a)                             119,000   5,628,700
                                                                    -----------
                                                                     25,924,940
                                                                    -----------
FOOD & DRUG RETAILING -- 0.7%
Shoppers Drug Mart Corp.                                     99,000   4,392,272
Whole Foods Market, Inc. (a)                                 41,000   1,838,850
                                                                    -----------
                                                                      6,231,122
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.6%
C.R. Bard, Inc. (a)                                          54,000   4,293,540
Edwards Lifesciences Corp. *(a)                             168,000   8,517,600
Gen-Probe, Inc. *                                            82,000   3,860,560
ResMed, Inc. *(a)                                            58,000   2,921,460
St. Jude Medical, Inc. *                                     20,600     774,766
Thermo Electron Corp. *                                      56,000   2,618,000
                                                                    -----------
                                                                     22,985,926
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 5.0%
Community Health Systems, Inc. *                            160,000   5,640,000
Coventry Health Care, Inc. *                                 56,000   3,138,800
Da Vita, Inc. *                                              52,000   2,772,640
Express Scripts, Inc. *                                      42,000   3,390,240
Health Management Associates, Inc.--Class A (a)             224,000   2,434,880
Health Net, Inc. *                                          110,000   5,919,100
Humana, Inc. *                                               29,000   1,682,580
Manor Care, Inc. (a)                                        218,000  11,850,480
Omnicare, Inc. (a)                                          180,000   7,158,600
                                                                    -----------
                                                                     43,987,320
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 3.9%
Cheesecake Factory, Inc. (The) *(a)                         147,000   3,917,550
Chipotle Mexican Grill, Inc. *(a)                            53,000   3,042,200
Gaylord Entertainment Co. *                                  47,000   2,484,890
International Game Technology                               224,000   9,045,120
P.F. Chang's China Bistro, Inc. *(a)                         67,000   2,805,960
Panera Bread Co. *(a)                                        29,000   1,712,740
Pinnacle Entertainment, Inc. *                               94,000   2,732,580
Tim Hortons, Inc. (a)                                       137,000   4,167,540
Wynn Resorts, Ltd. (a)                                       40,000   3,794,400
                                                                    -----------
                                                                     33,702,980
                                                                    -----------
INDUSTRIAL CONGLOMERATES -- 2.6%
ITT Industries, Inc.                                        108,000   6,514,560
Roper Industries, Inc.                                      294,000  16,134,720
                                                                    -----------
                                                                     22,649,280
                                                                    -----------
INSURANCE -- 1.9%
Assurant, Inc. (a)                                          114,000   6,113,820
Axis Capital Holdings, Ltd.                                 182,000   6,162,520

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Principal Financial Group, Inc.                              68,000 $ 4,071,160
                                                                    -----------
                                                                     16,347,500
                                                                    -----------
INTERNET & CATALOG RETAIL -- 0.2%
MSC Industrial Direct Co., Inc. - Class A                    28,000   1,307,040
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 5.0%
Amazon.com, Inc. *(a)                                       266,000  10,584,140
CheckFree Corp. *(a)                                        171,000   6,342,390
CNET Networks, Inc. *(a)                                    479,000   4,172,090
Juniper Networks, Inc. *(a)                                 475,000   9,348,000
McAfee, Inc. *                                              126,000   3,664,080
Monster Worldwide, Inc. *                                   192,000   9,095,040
                                                                    -----------
                                                                     43,205,740
                                                                    -----------
IT CONSULTING & SERVICES -- 2.4%
CACI International, Inc. - Class A *(a)                      86,000   4,029,960
DST Systems, Inc. *                                         168,000  12,633,600
IHS, Inc. - Class A *                                        71,000   2,918,810
SAIC, Inc. *(a)                                              91,000   1,576,120
                                                                    -----------
                                                                     21,158,490
                                                                    -----------
MACHINERY -- 1.0%
Oshkosh Truck Corp.                                         159,000   8,427,000
                                                                    -----------
MANUFACTURING -- 1.3%
AMETEK, Inc.                                                322,000  11,121,880
                                                                    -----------
MEDIA --5.3%
Catalina Marketing Corp.                                    189,000   5,968,620
Clear Channel Outdoor Holdings, Inc. *(a)                   157,000   4,130,670
Discovery Holding Co. *(a)                                  320,000   6,121,600
Dreamworks Animation SKG, Inc. - Class A *                  121,000   3,700,180
EchoStar Communications Corp. *                              55,200   2,397,336
Lamar Advertising Co. - Class A *(a)                        201,000  12,656,970
Rogers Communications, Inc. - Class B                       350,000  11,466,000
                                                                    -----------
                                                                     46,441,376
                                                                    -----------
METALS & MINING -- 2.2%
Agnico-Eagle Mines, Ltd.                                     61,000   2,160,620
CONSOL Energy, Inc.                                         259,000  10,134,670
Foundation Coal Holdings, Inc.                               83,000   2,850,220
Teck Cominco Ltd.                                            57,000   3,967,200
                                                                    -----------
                                                                     19,112,710
                                                                    -----------
OIL & GAS -- 6.4%
BJ Services Co.                                             355,000   9,904,500
CNX Gas Corp. *(a)                                          124,000   3,512,920
EOG Resources, Inc.                                         168,000  11,985,120
Murphy Oil Corp.                                            116,000   6,194,400
Smith International, Inc. (a)                               255,000  12,252,750
XTO Energy, Inc.                                            224,000  12,277,440
                                                                    -----------
                                                                     56,127,130
                                                                    -----------
PHARMACEUTICALS -- 7.7%
Alkermes, Inc. *(a)                                         191,000   2,949,040
Amylin Pharmaceuticals, Inc. *(a)                            79,000   2,951,440
Barr Pharmaceuticals, Inc. *                                155,000   7,184,250
Cephalon, Inc. *(a)                                         172,000  12,248,120
Elan Corp. Plc (ADR) *(a)                                   430,000   5,714,700
Human Genome Sciences, Inc. *(a)                            183,000   1,943,460
Medicis Pharmaceutical Corp. - Class A (a)                   76,000   2,342,320
MedImmune, Inc. *                                           334,000  12,154,260
Mylan Laboratories, Inc.                                    139,000   2,938,460
OSI Pharmaceuticals, Inc. *(a)                               69,000   2,277,000

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES     VALUE
--------------------                                       ------- ------------
Sepracor, Inc. *(a)                                        112,000 $  5,222,560
Theravance, Inc. *(a)                                       86,000    2,537,000
Valeant Pharmaceuticals International (a)                  254,000    4,391,660
Vertex Pharmaceuticals, Inc. *(a)                           94,000    2,635,760
                                                                   ------------
                                                                     67,490,030
                                                                   ------------
RETAIL - SPECIALTY -- 4.3%
Advance Auto Parts, Inc.                                   154,000    5,936,700
Bed Bath & Beyond, Inc. *                                  168,000    6,748,560
Best Buy Co., Inc.                                          98,000    4,774,560
O' Reilly Automotive, Inc. *                               199,000    6,586,900
PetSmart, Inc.                                             295,000    9,723,200
Williams-Sonoma, Inc. (a)                                  108,000    3,829,680
                                                                   ------------
                                                                     37,599,600
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.5%
Altera Corp. *                                             255,000    5,097,450
Fairchild Semiconductor International, Inc. *              154,000    2,574,880
First Solar, Inc. *(a)                                      70,000    3,640,700
Intersil Corp. - Class A                                   280,000    7,417,200
Marvell Technology Group, Ltd. *                           449,000    7,547,690
Microchip Technology, Inc. (a)                             177,000    6,288,810
ON Semiconductor Corp. *(a)                                437,000    3,898,040
PMC-Sierra, Inc. *(a)                                      571,000    4,002,710
Teradyne, Inc. *                                           449,000    7,426,460
                                                                   ------------
                                                                     47,893,940
                                                                   ------------
SOFTWARE -- 5.4%
Adobe Systems, Inc. *                                       69,000    2,877,300
Amdocs, Ltd. *                                             237,000    8,645,760
Autodesk, Inc. *                                           113,000    4,248,800
Avid Technology, Inc. *(a)                                 129,000    4,499,520
Intuit, Inc. *                                             112,000    3,064,320
NAVTEQ Corp. *(a)                                          171,000    5,899,500
Red Hat, Inc. *(a)                                         228,000    5,228,040
Salesforce.com, Inc. *(a)                                   37,000    1,584,340
VeriSign, Inc. *(a)                                        421,000   10,575,520
                                                                   ------------
                                                                     46,623,100
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.8%
ADTRAN, Inc. (a)                                           109,000    2,654,150
Garmin, Ltd. (a)                                            34,000    1,841,100
Time Wamer Telecom, Inc. - Class A *                       256,000    5,317,120
XM Satellite Radio Holdings, Inc. - Class A *(a)           456,000    5,891,520
                                                                   ------------
                                                                     15,703,890
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 3.6%
American Tower Corp. - Class A *(a)                        272,000   10,594,400
Crown Castle International Corp. *(a)                      354,000   11,374,020
Leap Wireless International, Inc. *                        109,000    7,191,820
SBA Communications Corp. *(a)                               82,000    2,423,100
                                                                   ------------
                                                                     31,583,340
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
Fastenal Co. (a)                                           135,000    4,731,750
                                                                   ------------
TRANSPORTATION -- 0.6%
UTI Worldwide, Inc. (a)                                    224,000    5,505,920
                                                                   ------------
Total Common Stocks (Cost $675,346,166)                             835,861,094
                                                                   ------------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES      VALUE
--------------------                                   ---------- ------------
SHORT-TERM INVESTMENTS** -- 4.2%
T. Rowe Price Government Reserve Investment Fund**     36,040,526 $ 36,040,526
                                                                  ------------
Total Short-Term Investments
  (Cost $36,040,526)                                                36,040,526
                                                                  ------------
TOTAL INVESTMENTS -- 100.0% (Cost $711,386,692#)                   871,901,620
                                                                  ------------
Other Assets and Liabilities (net) -- 0.0%                             327,069
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $872,228,689
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
**  Affiliated issuer.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $191,515,655 and the collateral received consisted of cash in the amount of $192,160,074 and securities in the amount of $4,053,688.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $179,645,520 and $19,130,592 respectively, resulting in a net unrealized appreciation of $160,514,928.

ADR - American Depositary Receipt

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------- -----------
COMMON STOCKS -- 82.7%
AEROSPACE & DEFENSE -- 0.8%
Herley Industries, Inc. * (a)                               805,562 $12,582,878
                                                                    -----------
AUTO COMPONENTS -- 4.7%
Bandag, Inc. (a)                                            645,100  32,700,119
Superior Industries International, Inc. (a)               1,857,826  38,698,516
                                                                    -----------
                                                                     71,398,635
                                                                    -----------
BANKS -- 2.6%
Brookline Bancorp, Inc. (a)                               1,067,898  13,530,268
Kearny Financial Corp. (a)                                  215,111   3,093,296
NewAlliance Bancshares, Inc. (a)                          1,116,362  18,096,228
Rockville Financial, Inc. (a)                               166,995   2,509,935
Wauwatosa Holdings, Inc. * (a)                              118,600   2,073,128
                                                                    -----------
                                                                     39,302,855
                                                                    -----------
BEVERAGES -- 0.1%
Sapporo Holdings, Ltd.                                      219,100   1,548,575
                                                                    -----------
CHEMICALS -- 1.8%
Agrium, Inc.                                                716,600  27,467,278
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.6%
Sabre Holdings Corp.                                        717,056  23,483,584
                                                                    -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 3.5%
CommScope, Inc. * (a)                                       393,600  16,885,440
Sycamore Networks, Inc. *                                 6,458,032  24,153,040
Tellabs, Inc. *                                           1,162,601  11,509,750
                                                                    -----------
                                                                     52,548,230
                                                                    -----------
COMPUTERS & PERIPHERALS -- 1.7%
Electronics for Imaging, Inc. *                             421,098   9,874,748
Ingram Micro, Inc. - Class A *                              465,450   8,987,840
Lexmark International, Inc. - Class A * (a)                 105,400   6,161,684
                                                                    -----------
                                                                     25,024,272
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.4%
Encore Wire Corp. (a)                                       233,131   5,902,877
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.0%
AVX Corp. (a)                                             1,263,510  19,205,352
Bel Fuse, Inc. - Class A                                    117,817   4,451,126
Bel Fuse, Inc. - Class B (a)                                 59,277   2,294,613
Coherent, Inc. * (a)                                        279,328   8,865,871
Electro Scientific Industries, Inc. * (a)                 1,027,483  19,768,773
Park Electrochemical Corp. (a)                              439,155  11,909,883
Synopsys, Inc. *                                            332,436   8,719,796
                                                                    -----------
                                                                     75,215,414
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 3.5%
Bristow Group, Inc. *(a)                                    470,242  17,140,321
Bronco Drilling Co., Inc. *                                 409,055   6,778,041
Tidewater, Inc. (a)                                         501,900  29,401,302
                                                                    -----------
                                                                     53,319,664
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 0.9%
Ichiyoshi Securities Co., Ltd.                              481,700   7,741,595
Westwood Holdings Group, Inc.                               278,425   6,406,559
                                                                    -----------
                                                                     14,148,154
                                                                    -----------

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------                                    --------- -------------
FINANCIAL SERVICES -- 0.8%
Leucadia National Corp. (a)                               389,100 $  11,447,322
                                                                  -------------
FOOD PRODUCTS -- 3.5%
Industrias Bachoco, S.A. (ADR) (a)                        353,700    10,253,763
Sanderson Farms, Inc. (a)                                  95,179     3,527,334
                                                                  -------------
                                                                     13,781,097
                                                                  -------------
HEALTH CARE PROVIDERS & SERVICES -- 0.8%
Cross Country Healthcare, Inc. *                          346,000     6,307,580
Pharmaceutical Product Development, Inc. (a)              172,350     5,806,471
                                                                  -------------
                                                                     12,114,051
                                                                  -------------
HOMEBUILDERS -- 3.5%
Cavco Industries, Inc. * (a)                              330,809    11,561,775
Coachmen Industries, Inc. (a)                           1,134,647    11,947,833
M.D.C. Holdings, Inc. (a)                                 380,106    18,271,695
Skyline Corp.                                             343,715    11,596,944
                                                                  -------------
                                                                     53,378,247
                                                                  -------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
Vail Resorts, Inc. * (a)                                  264,000    14,343,120
                                                                  -------------
HOUSEHOLD DURABLES -- 1.5%
Haverty Furniture Cos., Inc. (a)                          745,418    10,435,852
Stanley Furniture Co., Inc. (a)                           622,773    12,953,678
                                                                  -------------
                                                                     23,389,530
                                                                  -------------
INDUSTRIAL - DIVERSIFIED -- 0.9%
Trinity Industries, Inc. (a)                              338,400    14,185,728
                                                                  -------------
INSURANCE -- 5.7%
Arch Capital Group, Ltd. *                                180,974    12,344,237
Brit Insurance Holdings Plc                             1,343,039     8,536,205
E-L Financial Corp.                                        24,255    14,095,628
FBL Financial Group, Inc. - Class A                       277,500    10,858,575
Montpelier Re Holdings, Ltd. (a)                        1,463,100    25,370,154
National Western Life Insurance Co. - Class A (a)          23,609     5,779,483
Phoenix Cos., Inc. (The) (a)                              639,300     8,873,484
                                                                  -------------
                                                                     85,857,766
                                                                  -------------
LEISURE EQUIPMENT & PRODUCTS -- 2.9%
JAKKS Pacific, Inc. * (a)                                 591,937    14,147,294
Leapfrog Enterprises, Inc. * (a)                        2,294,411    24,550,198
Russ Berrie & Co., Inc. * (a)                             336,290     4,741,689
                                                                  -------------
                                                                     43,439,181
                                                                  -------------
MACHINERY -- 2.6%
Alamo Group, Inc. (a)                                     467,858    10,858,984
Alexander & Baldwin, Inc. (a)                             483,255    24,375,382
Insteel Industries, Inc.                                  206,289     3,463,593
                                                                  -------------
                                                                     38,697,959
                                                                  -------------
MEDIA -- 0.6%
Journal Communications, Inc. - Class A (a)                698,734     9,160,403
                                                                  -------------
METALS & MINING -- 1.1%
Fording Canadian Coal Trust                               718,419    15,877,060
                                                                  -------------
OIL & GAS -- 12.7%
Cimarex Energy Co. (a)                                  1,735,248    64,238,881
Comstock Resources, Inc. * (a)                          1,285,367    35,193,349
Pogo Producing Co.                                      1,152,033    55,412,787
St. Mary Land & Exploration Co.                           552,352    20,260,271

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES       VALUE
--------------------                                   --------- --------------
Whiting Petroleum Corp. * (a)                            433,573 $   17,087,112
                                                                 --------------
                                                                    192,192,400
                                                                 --------------
PAPER & FOREST PRODUCTS -- 3.0%
Canfor Corp. *                                         2,986,900     27,332,635
Deltic Timber Corp. (a)                                  327,628     15,713,039
Glatfelter                                             1,279,913     19,083,502
Louisiana-Pacific Corp.                                  532,764     10,687,246
TimberWest Forest Corp.                                  772,200     12,317,424
                                                                 --------------
                                                                     85,133,846
                                                                 --------------
PHARMACEUTICALS -- 1.1%
PAREXEL International Corp. * (a)                        134,831      4,849,871
Watson Pharmaceuticals, Inc. * (a)                       449,755     11,887,025
                                                                 --------------
                                                                     16,736,896
                                                                 --------------
REAL ESTATE -- 5.7%
BIL International, Ltd.                                8,556,000      9,020,740
Brookfield Asset Management, Inc. - Class A              367,500     19,205,550
Forest City Enterprises, Inc. - Class A (a)              403,000     26,670,540
Origen Financial, Inc. (REIT) (a)                      1,202,243      8,367,611
St. Joe Co. (The) (a)                                    433,400     22,671,154
                                                                 --------------
                                                                     85,935,595
                                                                 --------------
RETAIL - SPECIALTY -- 1.2%
Buckle, Inc. (The) (a)                                   284,549     10,158,399
Sears Holdings Corp. *                                    47,400      8,539,584
                                                                 --------------
                                                                     18,697,983
                                                                 --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.0%
GSI Group, Inc. *                                      1,495,649     14,821,882
                                                                 --------------
SOFTWARE -- 1.9%
Borland Software Corp. * (a)                           3,820,560     20,134,351
Sybase, Inc. *                                           329,176      8,321,569
                                                                 --------------
                                                                     28,455,920
                                                                 --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.7%
IDT Corp. - Class B * (a)                                965,600     10,959,560
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
K-Swiss, Inc. - Class A (a)                              830,396     22,437,300
                                                                 --------------
TRADING COMPANIES & DISTRIBUTORS -- 1.0%
Handleman Co. (a)                                      2,072,359     14,444,342
                                                                 --------------
TRANSPORTATION -- 1.4%
Bergesen Worldwide Gas ASA                             1,626,800     20,497,286
                                                                 --------------
Total Common Stocks (Cost $1,028,604,713)                         1,247,926,891
                                                                 --------------
INVESTMENT COMPANIES -- 0.6%
Canfor Pulp Income Fund (Cost $7,873,120)                769,116      9,486,364
                                                                 --------------

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                                ----------- --------------
SHORT-TERM INVESTMENTS -- 17.9%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 03/30/07 at 3.400% to be
  repurchased at $4,894,622 on 04/02/07
  collateralized by $5,080,000 FHLMC at 5.200% due
  03/05/19 with a value of $4,991,100.              $ 4,893,235 $    4,893,235
State Street Bank & Trust Co., Repurchase
  Agreement, dated 03/30/07 at 3.400% to be
  repurchased at $27,709,399 on 04/02/07
  collateralized by $28,505,000 FNMA at 6.550% due
  09/26/36 with a value of $28,255,581.              27,701,550     27,701,550
State Street Bank & Trust Co., Repurchase
  Agreement, dated 03/30/07 at 3.400% to be
  repurchased at $47,807,659 on 04/02/07
  collateralized by $50,000,000 FNMA at 5.700% due
  03/27/23 with a value of $48,750,000.              47,794,118     47,794,118
State Street Bank & Trust Co., Repurchase
  Agreement, dated 03/30/07 at 3.400% to be
  repurchased at $94,703,099 on 04/02/07
  collateralized by $100,000,000 FNMA at 5.550%
  due 07/10/28 with a value of $96,569,800.          94,676,275     94,676,275
State Street Bank & Trust Co., Repurchase
  Agreement, dated 03/30/07 at 3.400% to be
  repurchased at $47,537,338 on 04/02/07
  collateralized by $50,000,000 FNMA at 5.570% due
  06/30/28 with a value of $48,474,350.              47,523,873     47,523,873
State Street Bank & Trust Co., Repurchase
  Agreement, dated 03/30/07 at 3.400% to be
  repurchased at $47,155,307 on 04/02/07
  collateralized by $50,000,000 FNMA at 5.500% due
  07/14/28 with a value of $48,086,650.              47,141,950     47,141,950
                                                                --------------
Total Short-Term Investments (Cost $269,731,001)                   269,731,001
                                                                --------------
TOTAL INVESTMENTS -- 101.2% (Cost $1,306,208,833#)               1,527,144,255
                                                                --------------
Other Assets and Liabilities (net) -- (1.2)%                       (17,898,916)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,509,245,339
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $249,460,753 and $28,525,331 respectively, resulting in a net unrealized appreciation of $220,935,422.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $306,971,099 and the collateral received consisted of cash in the amount of $314,895,934.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                       -------- -----------
COMMON STOCKS -- 97.3%

AIRLINES -- 0.6%
US Airways Group, Inc. *(a)                                  46,820 $ 2,129,374
                                                                    -----------
AUTO COMPONENTS -- 1.3%
Goodyear Tire & Rubber Co. *(a)                             151,720   4,732,147
                                                                    -----------
BANKS -- 1.9%
Northern Trust Corp.                                         70,240   4,224,233
Synovus Financial Corp. (a)                                  75,220   2,432,615
                                                                    -----------
                                                                      6,656,848
                                                                    -----------
BEVERAGES -- 0.5%
Hansen Natural Corp. *(a)                                    49,860   1,888,697
                                                                    -----------
CHEMICALS -- 1.4%
Agrium, Inc.                                                 94,260   3,612,986
Celanese Corp.                                               45,300   1,397,052
                                                                    -----------
                                                                      5,010,038
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.5%
Robert Half International, Inc.                              85,883   3,178,530
VistaPrint, Ltd. *(a)                                        54,520   2,088,116
                                                                    -----------
                                                                      5,266,646
                                                                    -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.5%
Polycom, Inc. *(a)                                          122,390   4,079,259
Sonus Networks, Inc. *                                      178,930   1,443,965
                                                                    -----------
                                                                      5,523,224
                                                                    -----------
COMPUTERS & PERIPHERALS -- 0.3%
Isilon Systems, Inc. *(a)                                    77,320   1,250,264
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.5%
McDermott International, Inc. *                              37,490   1,836,260
                                                                    -----------
CONTAINERS & PACKAGING -- 1.2%
Owens-Illinois, Inc. *                                      162,000   4,174,740
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
General Cable Corp. *(a)                                     34,980   1,868,981
Harman International Industries, Inc. (a)                    36,780   3,533,823
                                                                    -----------
                                                                      5,402,804
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 2.6%
Cameron International Corp. *                                70,650   4,436,113
National-Oilwell Varco, Inc. *                               61,900   4,815,201
                                                                    -----------
                                                                      9,251,314
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 5.5%
Affiliated Managers Group, Inc. *(a)                         41,615   4,508,985
CBOT Holdings, Inc. - Class A *(a)                            6,400   1,161,600
Greenhill & Co., Inc. (a)                                    37,110   2,278,183
IntercontinentalExchange, Inc. *                             39,220   4,793,076
T. Rowe Price Group, Inc.                                   144,160   6,802,911
                                                                    -----------
                                                                     19,544,755
                                                                    -----------
FOOD PRODUCTS -- 2.1%
Bunge, Ltd. (a)                                              29,040   2,387,669
Wm. Wrigley Jr. Co. (a)                                      98,330   5,007,947
                                                                    -----------
                                                                      7,395,616
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.0%
C.R. Bard, Inc.                                              23,800   1,892,338

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Henry Schein, Inc. *                                         51,680 $ 2,851,703
Hologic, Inc. *                                              34,920   2,012,789
Intuitive Surgical, Inc. *(a)                                15,730   1,912,296
Kyphon, Inc. *(a)                                            39,610   1,787,995
St. Jude Medical, Inc. *                                    121,890   4,584,283
Thermo Electron Corp. *(a)                                  132,980   6,216,815
                                                                    -----------
                                                                     21,258,219
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.4%
Express Scripts, Inc. *                                      29,800   2,405,456
Health Net, Inc. *                                           32,140   1,729,453
Psychiatric Solutions, Inc. *                                68,630   2,766,475
Universal Health Services, Inc. - Class B (a)                29,860   1,709,784
                                                                    -----------
                                                                      8,611,168
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 7.4%
Hilton Hotels Corp. (a)                                     152,090   5,469,156
International Game Technology                               195,750   7,904,385
MGM MIRAGE *(a)                                              40,590   2,821,817
WMS Industries, Inc. *                                       92,890   3,645,004
Wynn Resorts, Ltd. (a)                                       67,700   6,422,022
                                                                    -----------
                                                                     26,262,384
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 2.3%
Harsco Corp.                                                 83,820   3,760,165
Roper Industries, Inc.                                       80,180   4,400,279
                                                                    -----------
                                                                      8,160,444
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 4.9%
Akamai Technologies, Inc. *                                 106,580   5,320,474
Cogent Communications Group, Inc. *(a)                       58,964   1,393,319
F5 Networks, Inc. *(a)                                       97,808   6,521,837
Monster Worldwide, Inc. *                                    88,300   4,182,771
                                                                    -----------
                                                                     17,418,401
                                                                    -----------
IT CONSULTING & SERVICES -- 2.3%
Fiserv, Inc. *                                               94,486   5,013,427
Paychex, Inc.                                                86,694   3,283,102
                                                                    -----------
                                                                      8,296,529
                                                                    -----------
MANUFACTURING -- 0.9%
AMETEK, Inc. (a)                                             90,380   3,121,725
                                                                    -----------
MEDIA -- 2.1%
aQuantive, Inc. *(a)                                         88,330   2,465,290
Bigband Networks, Inc.                                       81,920   1,475,379
Focus Media Holding, Ltd. *                                  43,562   3,417,875
                                                                    -----------
                                                                      7,358,544
                                                                    -----------
METALS & MINING -- 2.9%
Allegheny Technologies, Inc. (a)                             31,960   3,409,812
Precision Castparts Corp.                                    65,040   6,767,412
                                                                    -----------
                                                                     10,177,224
                                                                    -----------
OIL & GAS -- 3.9%
Frontier Oil Corp.                                           32,320   1,054,925
Quicksilver Resources, Inc. *(a)                             67,520   2,685,270
Range Resources Corp. (a)                                   135,535   4,526,869
Williams Cos., Inc. (The)                                   191,930   5,462,328
                                                                    -----------
                                                                     13,729,392
                                                                    -----------
PERSONAL PRODUCTS -- 1.2%
Avon Products, Inc.                                         115,590   4,306,883
                                                                    -----------
PHARMACEUTICALS -- 6.5%
Alexion Pharmaceuticals, Inc. *(a)                           69,510   3,005,612

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES     VALUE
--------------------                                       ------- ------------
Allergan, Inc. (a)                                          30,970 $  3,432,095
Celgene Corp. *(a)                                         147,280    7,726,309
Cephalon, Inc. *(a)                                         24,630    1,753,902
Medicis Pharmaceutical Corp. - Class A (a)                  67,280    2,073,570
Pharmaceutical Product Development, Inc. (a)                54,385    1,832,231
Shire Plc (ADR) (a)                                         54,290    3,360,551
                                                                   ------------
                                                                     23,184,270
                                                                   ------------
REAL ESTATE -- 2.4%
CB Richard Ellis Group, Inc. - Class A *                   102,980    3,519,856
Corrections Corporation of America *                        37,370    1,973,510
Macerich Co. (The) (REIT)                                   32,030    2,958,291
                                                                   ------------
                                                                      8,451,657
                                                                   ------------
RETAIL - SPECIALTY -- 0.9%
GameStop Corp., - Class A*                                  99,280    3,233,550
                                                                   ------------
ROAD & RAIL -- 1.1%
CSX Corp.                                                   97,420    3,901,671
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 8.5%
Altera Corp. *(a)                                          202,040    4,038,780
Atheros Communications, Inc. *(a)                          135,090    3,232,704
Integrated Device Technology, Inc. *                       235,415    3,630,099
Intersil Corp. - Class A                                   175,820    4,657,472
KLA-Tencor Corp. (a)                                       122,420    6,527,434
Maxim Integrated Products, Inc.                             87,410    2,569,854
Varian Semiconductor Equipment Associates, Inc. *          106,260    5,672,159
                                                                   ------------
                                                                     30,328,502
                                                                   ------------
SOFTWARE -- 5.5%
Activision, Inc. *(a)                                      155,730    2,949,526
Electronic Arts, Inc. *                                    104,730    5,274,203
Salesforce.com, Inc. *(a)                                   91,570    3,921,027
VeriFone Holdings, Inc. *(a)                                71,520    2,626,930
VeriSign, Inc. *                                           191,250    4,804,200
                                                                   ------------
                                                                     19,575,886
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.5%
Level 3 Communications, Inc. *(a)                          495,690    3,023,709
SAVVIS, Inc. *(a)                                           49,130    2,352,344
                                                                   ------------
                                                                      5,376,053
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 5.3%
American Tower Corp. - Class A *(a)                        113,060    4,403,687
Crown Castle International Corp. *(a)                       80,010    2,570,721
Leap Wireless International, Inc. *                         38,580    2,545,508
NII Holdings, Inc. *                                       125,230    9,289,562
                                                                   ------------
                                                                     18,809,478
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 5.6%
Coach, Inc. *                                              124,660    6,239,233
Guess., Inc. (a)                                            96,450    3,905,261
Polo Ralph Lauren Corp.                                     58,370    5,145,315
Under Armour, Inc. - Class A *(a)                           93,970    4,820,661
                                                                   ------------
                                                                     20,110,470
                                                                   ------------
TRANSPORTATION -- 1.3%
C.H. Robinson Worldwide, Inc. (a)                           98,440    4,700,510
                                                                   ------------
Total Common Stocks
  (Cost $303,126,251)                                               346,435,687
                                                                   ------------

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ---------- ------------
SHORT-TERM INVESTMENT -- 2.7%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 03/30/07 at 3.40% to be repurchased at
  $9,591,717 on 04/02/07 collateralized by $9,710,000
  FHLMC at 4.625% due 12/19/08 with a value of
  $9,782,825. (Cost -- $9,589,000)                     $9,589,000 $  9,589,000
                                                                  ------------
TOTAL INVESTMENTS -- 100.0% (Cost $312,715,251#)                   356,024,687
                                                                  ------------
Other Assets and Liabilities (net) -- 0.0%                            (172,715)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $355,851,972
                                                                  ============
--------
PORTFOLIO FOOTNOTES
*  Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $47,856,245 and $4,546,809 respectively, resulting in a net unrealized appreciation of $43,309,436.
(a)A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $84,435,456 and the collateral received consisted of cash in the amount of $86,370,477.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
COMMON STOCKS -- 93.3%

AEROSPACE & DEFENSE -- 0.1%
L-3 Communications Holdings, Inc.                           13,100 $  1,145,857
                                                                   ------------
AIRLINES -- 0.3%
Southwest Airlines Co.                                     347,400    5,106,780
                                                                   ------------
BANKS -- 9.4%
Bank of America Corp.                                      901,900   46,014,938
Bank of New York Co., Inc.                                 514,300   20,854,865
Barclays Plc (ADR) (a)                                      46,800    2,664,792
SunTrust Banks, Inc.                                        50,600    4,201,824
U.S. Bancorp                                               200,900    7,025,473
Wachovia Corp.                                             664,700   36,591,735
Wells Fargo & Co.                                          583,500   20,089,905
                                                                   ------------
                                                                    137,443,532
                                                                   ------------
BEVERAGES -- 3.4%
Anheuser-Busch Cos., Inc.                                  202,100   10,197,966
Coca-Cola Co.                                              831,400   39,907,200
                                                                   ------------
                                                                     50,105,166
                                                                   ------------
CHEMICALS -- 3.2%
E.I. du Pont de Nemours & Co.                              716,800   35,431,424
Rohm & Haas Co. (a)                                        208,700   10,793,964
                                                                   ------------
                                                                     46,225,388
                                                                   ------------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.3%
Cisco Systems, Inc. *                                      153,200    3,911,196
                                                                   ------------
COMPUTERS & PERIPHERALS -- 2.5%
Dell, Inc. *                                               758,000   17,593,180
Hewlett-Packard Co.                                        156,700    6,289,938
International Business Machines Corp.                      126,200   11,895,612
                                                                   ------------
                                                                     35,778,730
                                                                   ------------
ELECTRIC UTILITIES -- 0.2%
American Electric Power Co., Inc.                           73,700    3,592,875
                                                                   ------------
FINANCIAL - DIVERSIFIED -- 10.1%
Citigroup, Inc.                                          1,147,400   58,907,516
Fannie Mae                                                 113,400    6,189,372
Freddie Mac                                                492,900   29,322,621
JPMorgan Chase & Co.                                       389,900   18,863,362
Merrill Lynch & Co., Inc.                                  211,800   17,297,706
PNC Financial Services Group, Inc.                         155,700   11,205,729
Western Union Co.                                          241,700    5,305,315
                                                                   ------------
                                                                    147,091,621
                                                                   ------------
FOOD PRODUCTS -- 5.1%
Cadbury Schweppes Plc (ADR)                                512,800   26,342,536
Kraft Foods, Inc. - Class A (a)                            532,500   16,858,950
Unilever NV                                              1,074,500   31,396,890
                                                                   ------------
                                                                     74,598,376
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
Boston Scientific Corp. *                                  720,900   10,481,886
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.1%
Cardinal Health, Inc.                                      219,900   16,041,705
                                                                   ------------
HOUSEHOLD PRODUCTS -- 2.0%
Kimberly-Clark Corp.                                       432,300   29,608,227
                                                                   ------------

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
INDUSTRIAL - DIVERSIFIED -- 1.1%
General Electric Co.                                       454,800 $ 16,081,728
                                                                   ------------
INSURANCE -- 5.9%
AFLAC, Inc.                                                171,200    8,056,672
American International Group, Inc.                         214,600   14,425,412
Berkshire Hathaway, Inc. - Class B *                         2,360    8,590,400
Chubb Corp. (The)                                          542,520   28,032,008
Genworth Financial, Inc. - Class A                         136,000    4,751,840
Hartford Financial Services Group, Inc. (The)               60,200    5,753,916
Torchmark Corp.                                             94,800    6,217,932
Travelers Cos., Inc. (The)                                 193,900   10,038,203
                                                                   ------------
                                                                     85,866,383
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.5%
McAfee, Inc. *                                             231,500    6,732,020
                                                                   ------------
MEDIA -- 10.8%
Clear Channel Communications, Inc. (a)                     229,499    8,041,645
Comcast Corp. - Class A *                                1,205,550   31,284,022
Gannett Co., Inc.                                          114,700    6,456,463
Liberty Media Holding Corp. - Class A *                    148,635   16,437,545
Liberty Media Holding Corp. - Interactive - Class A *      681,075   16,223,207
News Corp. - Class B (a)                                   630,000   15,416,100
Time Warner, Inc.                                        1,677,000   33,070,440
Viacom, Inc. - Class B *                                   733,450   30,152,129
Walt Disney Co. (The)                                       37,900    1,304,897
                                                                   ------------
                                                                    158,386,448
                                                                   ------------
METALS & MINING -- 2.2%
Alcoa, Inc.                                                958,400   32,489,760
                                                                   ------------
PAPER & FOREST PRODUCTS -- 3.2%
International Paper Co. (a)                              1,287,040   46,848,256
                                                                   ------------
PHARMACEUTICALS -- 17.0%
Abbott Laboratories                                        396,800   22,141,440
Bristol-Myers Squibb Co.                                 1,480,400   41,095,904
Eli Lilly & Co.                                            568,100   30,512,651
GlaxoSmithKline Plc (ADR)                                  593,000   32,769,180
Pfizer, Inc.                                               992,200   25,062,972
Roche Holding AG (ADR)                                     253,900   22,470,150
Sanofi-Aventis (ADR) (a)                                   237,600   10,337,976
Schering-Plough Corp.                                    1,127,300   28,757,423
Wyeth                                                      709,600   35,501,288
                                                                   ------------
                                                                    248,648,984
                                                                   ------------
RETAIL - MULTILINE -- 3.7%
CVS Corp.                                                  560,300   19,128,642
Wal-Mart Stores, Inc.                                      747,500   35,095,125
                                                                   ------------
                                                                     54,223,767
                                                                   ------------
RETAIL - SPECIALTY -- 0.8%
Home Depot, Inc. (The)                                     135,500    4,978,270
Lowe's Cos., Inc. (a)                                      198,400    6,247,616
                                                                   ------------
                                                                     11,225,886
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.6%
Intel Corp.                                                576,700   11,032,271
KLA-Tencor Corp. (a)                                        83,300    4,441,556
Texas Instruments, Inc.                                    240,600    7,242,060
                                                                   ------------
                                                                     22,715,887
                                                                   ------------
SOFTWARE -- 1.0%
First Data Corp.                                           164,000    4,411,600

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)


                                                     SHARE /
SECURITY DESCRIPTION                                PAR AMOUNT      VALUE
--------------------                                ----------- --------------
Microsoft Corp.                                         344,100 $    9,590,067
                                                                --------------
                                                                    14,001,667
                                                                --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 5.4%
AT&T, Inc.                                              646,100     25,475,723
Sprint Nextel Corp. (a)                                 303,700      5,758,152
Telefonaktiebolaget LM Ericsson (ADR)                   125,400      4,651,086
Verizon Communications, Inc. (a)                      1,115,400     42,295,968
                                                                --------------
                                                                    78,180,929
                                                                --------------
TOBACCO -- 1.7%
Altria Group, Inc.                                      289,600     25,429,776
                                                                --------------
Total Common Stocks
  (Cost $1,232,846,321)                                          1,361,962,830
                                                                --------------
SHORT-TERM INVESTMENT -- 6.1%
Federal Home Loan Bank 5.000%, due 04/02/07 (Cost
  -- $88,787,667)                                   $88,800,000     88,787,667
                                                                --------------
TOTAL INVESTMENTS -- 99.4% (Cost $1,321,633,988#)                1,450,750,497
                                                                --------------
Other Assets and Liabilities (net) -- 0.6%                           8,996,835
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,459,747,332
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*  Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $142,884,173 and $13,767,664 respectively, resulting in a net unrealized appreciation of $129,116,509.
(a)A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $69,136,687 and the collateral received consisted of cash in the amount of $64,851,486 and securities in the amount of $5,922,150.
ADR- American Depositary Receipt

MET INVESTORS SERIES TRUST
VAN KAMPEN MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 95.7%
AIR FREIGHT & LOGISTICS -- 2.4%
Expeditors International of Washington, Inc. (a)             49,715 $ 2,054,224
                                                                    -----------
BANKS -- 1.4%
People's Bank of Bridgeport, CT (a)                          27,629   1,226,728
                                                                    -----------
BIOTECHNOLOGY -- 2.3%
Techne Corp. *(a)                                            34,646   1,978,287
                                                                    -----------
CHEMICALS -- 1.1%
Cabot Corp. (a)                                              19,892     949,445
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 15.2%
Apollo Group, Inc. - Class A *                               29,230   1,283,197
ChoicePoint, Inc. *(a)                                       40,628   1,520,706
Corporate Executive Board Co. (a)                            40,862   3,103,878
Iron Mountain, Inc. *(a)                                     74,410   1,944,346
ITT Educational Services, Inc. *(a)                          11,239     915,866
Li & Fung, Ltd.                                             532,000   1,679,478
Stericycle, Inc. *(a)                                        20,924   1,705,306
Weight Watchers International, Inc. (a)                      17,721     816,761
                                                                    -----------
                                                                     12,969,538
                                                                    -----------
CONSTRUCTION MATERIALS -- 1.5%
Texas Industries, Inc. (a)                                   16,595   1,253,420
                                                                    -----------
FINANCIAL-DIVERSIFIED -- 2.1%
Fortress Investment Group LLC - Class A (a)                   3,620     103,822
Janus Capital Group, Inc. (a)                                80,799   1,689,507
                                                                    -----------
                                                                      1,793,329
                                                                    -----------
FINANCIAL SERVICES -- 2.8%
Calamos Asset Management, Inc. - Class A                     50,720   1,132,070
Leucadia National Corp. (a)                                  43,970   1,293,598
                                                                    -----------
                                                                      2,425,668
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.7%
Dade Behring Holdings, Inc.                                  53,071   2,327,163
                                                                    -----------
HOMEBUILDERS -- 1.4%
NVR, Inc. *(a)                                                1,770   1,177,050
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 9.4%
Choice Hotels International, Inc. (a)                        24,120     854,572
Hilton Hotels Corp. (a)                                      25,816     928,343
Intercontinental Hotels Group (ADR) (a)                      70,274   1,737,876
Wendy's International, Inc. (a)                              66,143   2,070,276
Wynn Resorts, Ltd. (a)                                       25,896   2,456,494
                                                                    -----------
                                                                      8,047,561
                                                                    -----------
INSURANCE -- 2.4%
Alleghany Corp. *(a)                                          3,314   1,238,103
Brown & Brown, Inc. (a)                                      30,209     817,153
                                                                    -----------
                                                                      2,055,256
                                                                    -----------
INTERNET & CATALOG RETAIL -- 1.1%
Expedia, Inc. *(a)                                           39,746     921,312
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 10.7%
Amazon.com, Inc. *(a)                                        64,524   2,567,410
Baidu.com (ADR) *(a)                                          9,708     937,308
Equinix, Inc. *(a)                                           14,938   1,279,141
Monster Worldwide, Inc. *                                    52,276   2,476,314
NHN Corp. *                                                   5,831     849,280

MET INVESTORS SERIES TRUST
VAN KAMPEN MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                         SHARES /
 SECURITY DESCRIPTION                                   PAR AMOUNT    VALUE
 --------------------                                   ---------- -----------
 Tencent Holdings, Ltd.                                    304,000 $   986,154
                                                                   -----------
                                                                     9,095,607
                                                                   -----------
 MACHINERY -- 1.4%
 Pentair, Inc. (a)                                          39,461   1,229,605
                                                                   -----------
 MEDIA -- 6.0%
 Focus Media Holding, Ltd. *(a)                             12,527     982,869
 Grupo Televisa S.A. de C.V. (ADR)                          97,123   2,894,265
 Lamar Advertising Co. - Class A *(a)                       19,845   1,249,640
                                                                   -----------
                                                                     5,126,774
                                                                   -----------
 METALS & MINING -- 1.2%
 Chaparral Steel Co.                                        18,055   1,050,259
                                                                   -----------
 OIL & GAS -- 8.2%
 Questar Corp. (a)                                           9,781     872,563
 Southwestern Energy Co. *(a)                               55,699   2,282,545
 Ultra Petroleum Corp. *(a)                                 72,514   3,852,669
                                                                   -----------
                                                                     7,007,777
                                                                   -----------
 PAPER & FOREST PRODUCTS -- 0.9%
 MeadWestvaco Corp.                                         25,910     799,064
                                                                   -----------
 REAL ESTATE -- 3.2%
 Desarrolladora Homex SA de CV (ADR) *(a)                   22,738   1,317,667
 Forest City Enterprises, Inc. - Class A (a)                 8,936     591,385
 St. Joe Co. (The) (a)                                      15,791     826,027
                                                                   -----------
                                                                     2,735,079
                                                                   -----------
 RETAIL - SPECIALTY -- 7.0%
 Abercrombie & Fitch Co. - Class A (a)                      33,354   2,524,231
 AutoZone, Inc. *                                           13,556   1,737,066
 PetSmart, Inc. (a)                                         24,627     811,706
 Urban Outfitters, Inc. *(a)                                32,712     867,195
                                                                   -----------
                                                                     5,940,198
                                                                   -----------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.3%
 Tessera Technologies, Inc. *(a)                            26,982   1,072,265
                                                                   -----------
 SOFTWARE - 1.6%
 Salesforce.com, Inc. *(a)                                  31,092   1,331,359
                                                                   -----------
 TELECOMMUNICATION SERVICES - WIRELESS -- 5.3%
 Crown Castle International Corp. *(a)                      50,841   1,633,521
 NII Holdings, Inc. *                                       38,454   2,852,518
                                                                   -----------
                                                                     4,486,039
                                                                   -----------
 TRANSPORTATION -- 3.1%
 C.H. Robinson Worldwide, Inc. (a)                          54,635   2,608,821
                                                                   -----------
 Total Common Stocks
   (Cost $76,428,527)                                               81,661,828
                                                                   -----------
 INVESTMENT COMPANY SECURITY -- 2.7%
 Aeroplan Income Fund (Cost -- $2,040,786)                 134,941 $ 2,282,375
                                                                   -----------
 SHORT-TERM INVESTMENT - 2.6%
 State Street Bank & Trust Co., Repurchase Agreement
   dated 03/30/07 at 2.550% to be repurchased at
   $2,236,475 on 04/02/07 collateralized by $2,310,000
   FHLB at 4.375% due 09/17/10 with a value of
   $2,282,608. (Cost -- $2,236,000)                     $2,236,000   2,236,000
                                                                   -----------

MET INVESTORS SERIES TRUST
VAN KAMPEN MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2007
(Percentage of Net Assets)

                                                         SHARES /
 SECURITY DESCRIPTION                                   PAR AMOUNT    VALUE
 --------------------                                   ---------- -----------
 TOTAL INVESTMENTS -- 101.0% (COST $80,705,313#)                    86,180,203
                                                                   -----------
 Other Assets and Liabilities (net) -- (1.0)%                         (867,165)
                                                                   -----------
 TOTAL NET ASSETS -- 100.0%                                        $85,313,038
                                                                   ===========
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $7,594,884 and $2,119,994 respectively, resulting in a net unrealized appreciation of $5,474,890.
(a) A portion or all of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $21,292,201 and the collateral received consisted of cash in the amount of $20,790,881 and securities in the amount of $1,005,355.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: May 18, 2007

    /s/ Jeffrey A. Tupper
By: -------------------------
    Jeffrey A. Tupper
    Chief Financial Officer
    and Treasurer

Date: May 18, 2007